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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended September 30, 2013 is filed herewith.

MainStay VP Balanced Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 35.0%†
Asset-Backed Securities 2.9%
Auto Floor Plan ABS 0.3%
CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.782%, due 8/15/19 (a)(b)	$375,000	$375,000
Ford Credit Floorplan Master Owner Trust A
Series 2013-5, Class A2 0.652%, due 9/15/18 (a)	275,000	275,015
Series 2013-4, Class A2 0.732%, due 6/15/20 (a)	150,000	150,091
		800,106
Automobile 0.5%
Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	78,916	79,158
Chesapeake Funding LLC Series 2013-1A, Class A 0.632%, due 1/7/25 (a)(b)	200,000	199,654
Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	119,756	119,959
Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	200,000	199,419
Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	117,235	117,446
Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A3 0.47%, due 10/17/16	300,000	299,987
USAA Auto Owner Trust Series 2012-1, Class A3 0.43%, due 8/15/16	100,000	99,847
Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	145,194	145,695
World Omni Automobile Lease Securitization Trust Series 2012-A, Class A3 0.93%, due 11/16/15	100,000	100,258
		1,361,423
Credit Cards 0.2%
American Express Issuance Trust II Series 2013-2, Class A 0.61%, due 8/15/19 (a)	125,000	124,991
Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.61%, due 9/10/20 (a)	150,000	150,009
Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	86,000	86,342
		361,342
Other ABS 1.9%
Apidos CDO Series 2013-14A, Class A 1.418%, due 4/15/25 (a)(b)(c)	475,000	469,062
Ares CLO, Ltd. 2013-2A A1 1.524%, due 7/28/25 (a)(b)(c)	450,000	446,625
Babson CLO, Ltd. Series 2013-IA, Class A 1.312%, due 4/20/25 (a)(b)(c)	450,000	443,565
Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.45%, due 5/20/25 (a)(b)(c)	350,000	347,375
Carlyle Global Market Strategies
Series 2013-3A, Class A1A 1.39%, due 7/15/25 (a)(b)(c)	250,000	247,225
Series 2013-2A, Class A1 1.416%, due 4/18/25 (a)(b)(c)	250,000	249,655
Cent CLO, L.P. Series 2013-18A, Class A 1.37%, due 7/23/25 (a)(b)(c)	375,000	368,438
CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	200,000	199,758
Dryden Senior Loan Fund Series 2013-26A, Class A 1.368%, due 7/15/25 (a)(b)(c)	280,000	278,947
John Deere Owner Trust
Series 2012-B, Class A3 0.53%, due 7/15/16	200,000	199,979
Series 2012-A, Class A3 0.75%, due 3/15/16	179,675	179,962
Nomad CLO, Ltd. Series 2013-1A, Class A1 1.468%, due 1/15/25 (a)(b)(c)	275,000	275,253
Octagon Investment Partners XVII, Ltd. Series 2013-1A, Class A1 1.55%, due 10/25/25 (a)(b)(c)	450,000	446,625
OHA Loan Funding, Ltd. Series 2013-1A, Class A 1.528%, due 7/23/25 (a)(b)(c)	450,000	449,392
RacePoint CLO, Ltd. Series 2013-8A, Class A 1.514%, due 2/20/25 (a)(b)(c)	270,000	270,867
Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.438%, due 4/15/25 (a)(b)(c)	275,000	274,329
		5,147,057
Total Asset-Backed Securities (Cost $7,697,436)		7,669,928

Corporate Bonds 15.7%
Aerospace & Defense 0.2%
BAE Systems PLC 3.50%, due 10/11/16 (b)	100,000	104,606
General Dynamics Corp. 2.25%, due 7/15/16	50,000	51,747
Northrop Grumman Corp. 3.25%, due 8/1/23	175,000	165,396
United Technologies Corp. 1.80%, due 6/1/17	300,000	305,240
		626,989

	Auto Manufacturers 0.2%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	150,000	150,239
	3.875%, due 9/15/21 (b)	200,000	205,481
	Volkswagen International Finance N.V. 1.625%, due 3/22/15 (b)	100,000	101,284
			457,004
	Banks 5.5%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	575,000	584,160
¤	Bank of America Corp.
	2.00%, due 1/11/18	375,000	368,794
	4.10%, due 7/24/23	900,000	894,406
	5.65%, due 5/1/18	375,000	423,196
	BB&T Corp.
	1.114%, due 6/15/18 (a)	275,000	276,400
	1.45%, due 1/12/18	100,000	97,637
	Capital One Financial Corp.
	1.00%, due 11/6/15	250,000	248,741
	2.15%, due 3/23/15	275,000	279,429
¤	Citigroup, Inc.
	3.375%, due 3/1/23	75,000	71,368
	3.50%, due 5/15/23	450,000	406,079
	4.587%, due 12/15/15	160,000	171,134
	5.375%, due 8/9/20	250,000	279,656
	6.00%, due 8/15/17	100,000	114,290
	6.01%, due 1/15/15	17,000	18,084
	Commonwealth Bank of Australia 0.753%, due 9/20/16 (a)(b)	300,000	300,353
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	3.375%, due 1/19/17	200,000	212,807
	3.95%, due 11/9/22	500,000	479,732
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	250,000	250,925
¤	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	400,000	397,164
	3.625%, due 2/7/16	75,000	78,935
	3.625%, due 1/22/23	300,000	286,877
	5.375%, due 3/15/20	125,000	137,688
	6.00%, due 6/15/20	300,000	340,648
	HSBC Bank PLC
	1.50%, due 5/15/18 (b)	400,000	388,807
	4.125%, due 8/12/20 (b)	550,000	577,723
	HSBC USA, Inc. 1.13%, due 9/24/18 (a)	100,000	100,242
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	450,000	450,202
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23	650,000	589,462
	4.50%, due 1/24/22	250,000	260,776
	KeyBank N.A. 1.65%, due 2/1/18	250,000	245,473
	Korea Development Bank (The) 3.875%, due 5/4/17	200,000	212,486
¤	Morgan Stanley
	4.10%, due 5/22/23	575,000	536,313
	4.875%, due 11/1/22	300,000	300,158
	5.50%, due 1/26/20	200,000	221,313
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	550,000	561,803
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	400,000	391,768

Societe Generale S.A.
1.328%, due 10/1/18 (a)	275,000	274,491
2.75%, due 10/12/17	250,000	255,875
Sumitomo Mitsui Trust Bank, Ltd. 1.034%, due 9/16/16 (a)(b)	200,000	200,991
Svenska Handelsbanken AB 2.875%, due 4/4/17	250,000	260,212
Swedbank AB 1.75%, due 3/12/18 (b)	600,000	589,956
Union Bank N.A. 1.00%, due 9/26/16 (a)	250,000	251,546
Wachovia Bank N.A. 4.80%, due 11/1/14	440,000	459,896
Wells Fargo & Co.
3.45%, due 2/13/23	160,000	149,754
4.125%, due 8/15/23	450,000	440,612
Westpac Banking Corp. 1.125%, due 9/25/15	100,000	100,726
		14,539,088
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.
1.375%, due 7/15/17	250,000	248,948
4.375%, due 2/15/21	75,000	81,061
Diageo Capital PLC 1.50%, due 5/11/17	100,000	100,036
SABMiller Holdings, Inc.
2.20%, due 8/1/18 (b)	650,000	648,232
2.45%, due 1/15/17 (b)	250,000	256,852
		1,335,129
Building Materials 0.0%‡
CRH America, Inc. 4.125%, due 1/15/16	100,000	105,121

Chemicals 0.3%
Dow Chemical Co. (The) 5.70%, due 5/15/18	150,000	173,140
LYB International Finance B.V. 4.00%, due 7/15/23	400,000	396,554
NewMarket Corp. 4.10%, due 12/15/22	250,000	241,291
		810,985
Computers 0.3%
Hewlett-Packard Co.
2.35%, due 3/15/15	425,000	432,160
4.65%, due 12/9/21	375,000	368,290
		800,450
Cosmetics & Personal Care 0.0%‡
Procter & Gamble Co. (The) 1.45%, due 8/15/16	50,000	50,814

Diversified Financial Services 0.4%
General Electric Capital Corp.
1.625%, due 4/2/18	200,000	196,878
2.30%, due 4/27/17	350,000	359,077
3.10%, due 1/9/23	50,000	46,774
5.50%, due 1/8/20	225,000	255,008
6.00%, due 8/7/19	225,000	261,851
		1,119,588

Electric 1.2%
Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	102,272
Dayton Power & Light Co. (The) 1.875%, due 9/15/16 (b)	150,000	151,167
Entergy Louisiana LLC
1.875%, due 12/15/14	25,000	25,346
3.30%, due 12/1/22	50,000	48,278
Entergy Mississippi, Inc. 3.10%, due 7/1/23	50,000	46,792
FirstEnergy Corp. 4.25%, due 3/15/23	275,000	251,495
GDF Suez 1.625%, due 10/10/17 (b)	150,000	149,376
Great Plains Energy, Inc.
4.85%, due 6/1/21	280,000	299,039
5.292%, due 6/15/22 (d)	45,000	48,591
Hydro-Quebec 2.00%, due 6/30/16	150,000	154,485
Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	308,762
NextEra Energy Capital Holdings, Inc.
1.20%, due 6/1/15	100,000	100,535
1.339%, due 9/1/15	550,000	551,910
Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	100,000	93,067
NiSource Finance Corp. 4.45%, due 12/1/21	100,000	103,250
Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	102,798
PPL Capital Funding, Inc.
3.50%, due 12/1/22	100,000	94,592
4.20%, due 6/15/22	100,000	99,510
Progress Energy, Inc. 6.05%, due 3/15/14	250,000	256,064
Westar Energy, Inc. 6.00%, due 7/1/14	300,000	311,933
		3,299,262
Finance - Auto Loans 0.5%
Ford Motor Credit Co. LLC
3.00%, due 6/12/17	400,000	411,141
4.375%, due 8/6/23	975,000	975,551
		1,386,692
Finance - Commercial 0.1%
Caterpillar Financial Services Corp. 2.05%, due 8/1/16	225,000	231,418

Finance - Consumer Loans 0.1%
John Deere Capital Corp.
1.70%, due 1/15/20	250,000	235,954
2.80%, due 9/18/17	50,000	52,332
5.75%, due 9/10/18	75,000	87,658
		375,944
Finance - Credit Card 0.1%
American Express Co. 5.50%, due 9/12/16	250,000	279,638

Finance - Investment Banker/Broker 0.1%
BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	175,000	179,550

Finance - Leasing Companies 0.0%‡
Boeing Capital Corp. 2.90%, due 8/15/18	50,000	52,230

Finance - Other Services 0.1%
National Rural Utilities Cooperative Finance Corp.
1.90%, due 11/1/15	100,000	102,671
2.35%, due 6/15/20	175,000	170,203
		272,874
Food 0.4%
Ingredion, Inc.
1.80%, due 9/25/17	75,000	73,949
4.625%, due 11/1/20	250,000	264,801
Mondelez International, Inc. 4.125%, due 2/9/16	450,000	480,471
Safeway, Inc. 3.40%, due 12/1/16	250,000	257,763
Unilever Capital Corp. 0.85%, due 8/2/17	100,000	97,627
		1,174,611
Forest Products & Paper 0.1%
Georgia-Pacific LLC 3.734%, due 7/15/23 (b)	250,000	243,707

Gas 0.0%‡
Sempra Energy 2.30%, due 4/1/17	75,000	76,445

Hand & Machine Tools 0.0%‡
Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	49,586

Health Care - Products 0.1%
CR Bard, Inc. 1.375%, due 1/15/18	75,000	72,664
Zimmer Holdings, Inc. 1.40%, due 11/30/14	100,000	100,696
		173,360
Insurance 0.8%
American International Group, Inc. 4.125%, due 2/15/24	250,000	250,172
Assurant, Inc. 2.50%, due 3/15/18	300,000	294,534
ING U.S., Inc. 2.90%, due 2/15/18	465,000	466,897
Markel Corp. 3.625%, due 3/30/23	275,000	261,333
MetLife, Inc. 1.756%, due 12/15/17	150,000	148,892
Metropolitan Life Global Funding I 5.125%, due 6/10/14 (b)	225,000	232,207
Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	100,000	107,027

Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	116,655
QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	200,000	194,846
		2,072,563
Iron & Steel 0.2%
ArcelorMittal 4.25%, due 2/25/15	100,000	102,500
Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	122,480
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	195,192
		420,172
Lodging 0.1%
Wyndham Worldwide Corp. 3.90%, due 3/1/23	225,000	213,612

Media 0.1%
COX Communications, Inc. 5.45%, due 12/15/14	64,000	67,606
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	75,000	78,186
Viacom, Inc.
1.25%, due 2/27/15	100,000	100,271
2.50%, due 9/1/18	125,000	124,770
		370,833
Mining 0.8%
Barrick Gold Corp.
2.50%, due 5/1/18	300,000	286,065
4.10%, due 5/1/23	175,000	154,104
BHP Billiton Finance USA, Ltd.
1.875%, due 11/21/16	150,000	153,179
3.85%, due 9/30/23	150,000	151,150
Freeport-McMoRan Copper & Gold, Inc.
2.375%, due 3/15/18 (b)	350,000	338,256
3.875%, due 3/15/23 (b)	150,000	138,293
Goldcorp, Inc. 2.125%, due 3/15/18	250,000	243,602
Rio Tinto Finance USA PLC 1.094%, due 6/17/16 (a)	250,000	251,213
Rio Tinto Finance USA, Ltd. 2.25%, due 9/20/16	275,000	281,651
		1,997,513
Oil & Gas 0.7%
Anadarko Petroleum Corp. 5.95%, due 9/15/16	275,000	308,792
Apache Corp. 3.625%, due 2/1/21	150,000	153,763
BP Capital Markets PLC 1.846%, due 5/5/17	75,000	75,642
Petrobras International Finance Co.
2.875%, due 2/6/15	200,000	202,902
5.375%, due 1/27/21	500,000	502,292
Petroleos Mexicanos 3.50%, due 1/30/23	100,000	90,897
Phillips 66 2.95%, due 5/1/17	125,000	129,388

Plains Exploration & Production Co. 6.75%, due 2/1/22	100,000	107,029
Shell International Finance B.V. 1.125%, due 8/21/17	150,000	148,898
Total Capital International S.A. 1.55%, due 6/28/17	100,000	100,508
		1,820,111
Oil & Gas Services 0.0%‡
Cameron International Corp. 1.60%, due 4/30/15	50,000	50,370

Packaging & Containers 0.1%
Bemis Co., Inc. 5.65%, due 8/1/14	215,000	223,703

Pharmaceuticals 0.3%
Mylan, Inc. 2.60%, due 6/24/18 (b)	125,000	124,779
Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	125,000	143,163
Sanofi
1.25%, due 4/10/18	175,000	170,843
4.00%, due 3/29/21	125,000	132,576
Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	175,000	180,435
		751,796
Pipelines 0.4%
Energy Transfer Partners, L.P. 4.15%, due 10/1/20	375,000	385,393
Enterprise Products Operating LLC 1.25%, due 8/13/15	100,000	100,525
Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	256,170
Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	203,295
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	175,000	158,994
		1,104,377
Real Estate 0.0%‡
WEA Finance LLC / WT Finance Aust Pty, Ltd. 5.75%, due 9/2/15 (b)	100,000	108,772

Real Estate Investment Trusts 0.9%
Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	500,000	551,184
DDR Corp. 4.75%, due 4/15/18	200,000	215,878
Hospitality Properties Trust 6.30%, due 6/15/16	170,000	184,944
Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	163,691
Liberty Property, L.P. 4.40%, due 2/15/24	125,000	124,621
National Retail Properties, Inc. 6.25%, due 6/15/14	200,000	207,109
ProLogis, L.P.
4.25%, due 8/15/23	150,000	149,190

6.625%, due 5/15/18	575,000	672,335
		2,268,952
Retail 0.1%
Home Depot, Inc. (The) 4.40%, due 4/1/21	125,000	137,043

Semiconductors 0.1%
Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	200,000	199,600

Software 0.1%
Fiserv, Inc. 4.75%, due 6/15/21	200,000	208,133

Telecommunications 0.7%
AT&T, Inc.
1.70%, due 6/1/17	100,000	99,683
2.40%, due 8/15/16	200,000	206,491
Orange S.A. 2.75%, due 9/14/16	200,000	206,339
Telefonica Emisiones SAU 5.134%, due 4/27/20	475,000	486,321
Verizon Communications, Inc.
2.00%, due 11/1/16	100,000	101,335
5.15%, due 9/15/23	550,000	589,482
Vivendi S.A. 2.40%, due 4/10/15 (b)	100,000	102,025
Vodafone Group PLC 1.25%, due 9/26/17	100,000	97,183
		1,888,859
Textiles 0.0%‡
Mohawk Industries, Inc. 3.85%, due 2/1/23	100,000	95,182

Transportation 0.1%
Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	139,339

Total Corporate Bonds (Cost $41,627,781)		41,711,415

Foreign Government Bonds 0.6%
Regional (State & Province) 0.2%
Province of Ontario 1.10%, due 10/25/17	425,000	418,412
Province of Quebec 3.50%, due 7/29/20	200,000	209,280
		627,692
Sovereign 0.4%
Brazilian Government International Bond 2.625%, due 1/5/23	200,000	175,500
Italy Government International Bond 4.75%, due 1/25/16	175,000	186,498
Poland Government International Bond 5.00%, due 3/23/22	50,000	53,775
Romanian Government International Bond 4.375%, due 8/22/23 (b)	250,000	239,062

	Russian Federation 3.50%, due 1/16/19 (b)	400,000	403,000
			1,057,835
	Total Foreign Government Bonds (Cost $1,718,615)		1,685,527

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.332%, due 8/15/26 (a)(b)	400,000	399,857
	Commercial Mortgage Pass Through Certificates Series 2013-THL, Class A2 1.232%, due 6/8/30 (a)(b)	300,000	299,038
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	100,000	101,834
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	150,000	163,916
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	219,899
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	200,000	222,561
	Total Mortgage-Backed Securities (Cost $1,416,287)		1,407,105

	U.S. Government & Federal Agencies 15.3%
	Federal Home Loan Bank 0.3%
	0.80%, due 6/24/16	175,000	174,446
	1.30%, due 6/5/18	200,000	196,062
	1.375%, due 5/28/14	300,000	302,462
			672,970
¤	Federal Home Loan Mortgage Corporation 0.9%
	0.50%, due 4/17/15	550,000	551,936
	0.50%, due 9/25/15	100,000	99,957
	0.875%, due 3/7/18	250,000	244,196
	1.00%, due 9/27/17	75,000	74,111
	1.125%, due 5/25/18	225,000	220,578
	1.20%, due 6/12/18	250,000	244,494
	1.75%, due 9/10/15	300,000	307,911
	1.75%, due 5/30/19	725,000	720,161
			2,463,344
¤	Federal National Mortgage Association 1.3%
	0.375%, due 3/16/15	400,000	400,672
	0.60%, due 3/4/16	100,000	99,767
	0.70%, due 9/6/16	175,000	174,309
	0.875%, due 12/20/17	200,000	196,486
	0.875%, due 5/21/18	250,000	242,886
	1.00%, due 12/28/17	100,000	98,090
	1.00%, due 2/15/18	275,000	268,489
	1.125%, due 4/27/17	250,000	250,861
	1.25%, due 1/30/17	710,000	717,961
	1.375%, due 11/15/16	850,000	864,159
	2.75%, due 3/13/14	100,000	101,199
			3,414,879
¤	United States Treasury Notes 12.8%
	0.25%, due 7/31/15	725,000	724,462
	0.25%, due 4/15/16	1,395,000	1,387,044
	0.25%, due 5/15/16	2,945,000	2,925,675

0.375%, due 6/30/15	1,610,000	1,612,705
0.375%, due 8/31/15	1,850,000	1,852,168
0.375%, due 11/15/15	1,520,000	1,520,119
0.375%, due 1/15/16	325,000	324,797
0.375%, due 2/15/16	2,800,000	2,797,155
0.375%, due 3/15/16	850,000	848,406
0.50%, due 6/15/16	1,825,000	1,823,288
0.50%, due 7/31/17	200,000	196,234
0.625%, due 7/15/16	725,000	725,963
0.625%, due 8/15/16	300,000	300,188
0.75%, due 12/31/17	1,950,000	1,916,942
0.875%, due 9/15/16	3,365,000	3,389,713
1.375%, due 7/31/18	1,590,000	1,592,857
1.375%, due 9/30/18	1,250,000	1,249,219
1.50%, due 8/31/18	3,350,000	3,372,247
2.00%, due 7/31/20	1,800,000	1,804,500
2.00%, due 9/30/20	600,000	599,437
2.25%, due 7/31/18	1,575,000	1,642,429
2.50%, due 8/15/23	1,525,000	1,509,512
		34,115,060
Total U.S. Government & Federal Agencies (Cost $40,541,391)		40,666,253

Yankee Bond 0.0%‡ (e)
Transportation 0.0%‡
Canadian National Railway Co. 1.45%, due 12/15/16	125,000	126,159

Total Yankee Bond (Cost $124,389)		126,159

Total Long-Term Bonds (Cost $93,125,899)		93,266,387

	Shares	Value
Common Stocks 62.8%
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	3,204	312,582
Exelis, Inc.	42,971	675,074
General Dynamics Corp.	6,870	601,262
L-3 Communications Holdings, Inc.	8,916	842,562
Northrop Grumman Corp.	6,223	592,803
Raytheon Co.	7,627	587,813
Spirit AeroSystems Holdings, Inc. Class A (f)	18,856	457,070
United Technologies Corp.	4,895	527,779
		4,596,945
Agriculture 0.8%
Archer-Daniels-Midland Co.	16,526	608,818
Bunge, Ltd.	12,564	953,733
Reynolds American, Inc.	9,484	462,630
		2,025,181
Airlines 0.9%
Alaska Air Group, Inc.	9,120	571,094
Delta Air Lines, Inc.	40,161	947,398
Southwest Airlines Co.	64,609	940,707
		2,459,199
Apparel 0.2%
Deckers Outdoor Corp. (f)	9,567	630,657

	Auto Manufacturers 0.7%
	Ford Motor Co.	30,586	515,986
	General Motors Co. (f)	16,600	597,102
	Oshkosh Corp. (f)	14,945	732,006
	PACCAR, Inc.	2,362	131,469
			1,976,563
	Auto Parts & Equipment 0.3%
	Johnson Controls, Inc.	14,195	589,092
	Lear Corp.	879	62,910
	TRW Automotive Holdings Corp. (f)	1,032	73,592
			725,594
	Banks 4.5%
¤	Bank of America Corp.	31,936	440,717
	Bank of New York Mellon Corp.	19,241	580,886
	BB&T Corp.	15,603	526,601
	Capital One Financial Corp.	7,862	540,434
	CIT Group, Inc. (f)	19,239	938,286
¤	Citigroup, Inc.	9,165	444,594
	Comerica, Inc.	20,785	817,058
	Fifth Third Bancorp	64,010	1,154,740
	First Citizens BancShares, Inc. Class A	260	53,456
	First Republic Bank	16,563	772,333
¤	Goldman Sachs Group, Inc. (The)	2,821	446,310
	Huntington Bancshares, Inc.	32,056	264,783
¤	JPMorgan Chase & Co.	11,382	588,336
	KeyCorp	82,971	945,869
	M&T Bank Corp.	313	35,031
¤	Morgan Stanley	16,450	443,328
	PNC Financial Services Group, Inc.	7,244	524,828
	Regions Financial Corp.	575	5,325
	State Street Corp.	8,796	578,337
	SunTrust Banks, Inc.	28,963	938,980
	U.S. Bancorp	12,459	455,750
	Wells Fargo & Co.	10,968	453,198
			11,949,180
	Beverages 0.1%
	Molson Coors Brewing Co. Class B	6,070	304,289

	Chemicals 0.8%
	Air Products & Chemicals, Inc.	4,359	464,539
	CF Industries Holdings, Inc.	726	153,063
	Dow Chemical Co. (The)	15,013	576,499
	Mosaic Co. (The)	10,061	432,824
	PPG Industries, Inc.	3,684	615,449
			2,242,374
	Commercial Services 1.5%
	ADT Corp. (The)	8,637	351,181
	Booz Allen Hamilton Holding Corp.	27,095	523,475
	CoreLogic, Inc. (f)	20,843	563,803
	DeVry, Inc.	8,943	273,298
	ManpowerGroup, Inc.	10,844	788,793
	R.R. Donnelley & Sons Co.	36,413	575,325

Towers Watson & Co. Class A	8,374	895,683
		3,971,558
Computers 2.3%
Apple, Inc.	1,287	613,577
Brocade Communications Systems, Inc. (f)	85,506	688,323
Computer Sciences Corp.	16,447	850,968
Dell, Inc.	43,221	595,153
DST Systems, Inc.	3,584	270,270
EMC Corp.	22,302	570,039
Hewlett-Packard Co.	27,123	569,041
Lexmark International, Inc. Class A	17,411	574,563
SanDisk Corp.	7,832	466,082
Western Digital Corp.	16,856	1,068,670
		6,266,686
Cosmetics & Personal Care 0.2%
Procter & Gamble Co. (The)	5,853	442,428

Diversified Financial Services 0.2%
Artisan Partners Asset Management, Inc.	4,186	219,179
LPL Financial Holdings, Inc.	7,069	270,813
		489,992
Electric 3.9%
AES Corp. (The)	66,043	877,712
Alliant Energy Corp.	1,711	84,780
Ameren Corp.	19,205	669,102
American Electric Power Co., Inc.	10,857	470,651
CMS Energy Corp.	15,959	420,041
Consolidated Edison, Inc.	7,728	426,122
Dominion Resources, Inc.	7,551	471,787
DTE Energy Co.	14,729	971,819
Duke Energy Corp.	7,059	471,400
Edison International	15,271	703,382
Entergy Corp.	1,120	70,773
Exelon Corp.	15,338	454,618
FirstEnergy Corp.	1,791	65,282
NextEra Energy, Inc.	5,841	468,215
Northeast Utilities	936	38,610
PG&E Corp.	11,196	458,140
Pinnacle West Capital Corp.	8,714	477,004
PPL Corp.	9,953	302,372
Public Service Enterprise Group, Inc.	30,250	996,133
Southern Co. (The)	11,297	465,210
Wisconsin Energy Corp.	7,245	292,553
Xcel Energy, Inc.	22,713	627,106
		10,282,812
Electrical Components & Equipment 0.5%
Emerson Electric Co.	8,286	536,104
Energizer Holdings, Inc.	8,129	740,959
		1,277,063
Electronics 0.7%
Agilent Technologies, Inc.	1,833	93,941

Gentex Corp.	9,037	231,257
Jabil Circuit, Inc.	25,477	552,341
Thermo Fisher Scientific, Inc.	5,824	536,682
Vishay Intertechnology, Inc. (f)	32,007	412,570
		1,826,791
Engineering & Construction 0.3%
AECOM Technology Corp. (f)	21,446	670,616

Entertainment 0.3%
Penn National Gaming, Inc. (f)	1,696	93,891
Regal Entertainment Group Class A	31,449	596,902
		690,793
Environmental Controls 0.2%
Waste Management, Inc.	12,994	535,873

Finance - Credit Card 0.2%
Discover Financial Services	11,741	593,390

Finance - Investment Banker/Broker 0.7%
Charles Schwab Corp. (The)	21,005	444,046
Interactive Brokers Group, Inc. Class A	32,278	605,858
Raymond James Financial, Inc.	17,665	736,100
		1,786,004
Finance - Other Services 0.4%
CME Group, Inc.	6,395	472,463
NASDAQ OMX Group, Inc. (The)	21,510	690,256
		1,162,719
Food 1.2%
Kellogg Co.	7,631	448,169
Mondelez International, Inc. Class A	14,667	460,837
Pinnacle Foods, Inc.	883	23,373
Safeway, Inc.	27,352	874,990
Sysco Corp.	14,073	447,944
Tyson Foods, Inc. Class A	29,255	827,331
		3,082,644
Forest Products & Paper 0.3%
Domtar Corp.	5,079	403,374
International Paper Co.	10,201	457,005
		860,379
Gas 0.9%
AGL Resources, Inc.	12,215	562,256
CenterPoint Energy, Inc.	34,007	815,148
Sempra Energy	3,212	274,947
UGI Corp.	18,208	712,479
		2,364,830
Hand & Machine Tools 0.0%‡
Regal-Beloit Corp.	1,561	106,039

Health Care - Products 1.8%
Alere, Inc. (f)	20,781	635,275
Boston Scientific Corp. (f)	101,375	1,190,143

CareFusion Corp. (f)	6,815	251,474
Covidien PLC	8,778	534,931
Hill-Rom Holdings, Inc.	17,740	635,624
Hospira, Inc. (f)	4,056	159,076
Medtronic, Inc.	11,172	594,909
St. Jude Medical, Inc.	3,099	166,231
Stryker Corp.	7,568	511,521
		4,679,184
Health Care - Services 1.4%
Aetna, Inc.	7,865	503,517
Cigna Corp.	3,641	279,847
Community Health Systems, Inc.	8,016	332,664
HCA Holdings, Inc.	23,286	995,477
Humana, Inc.	335	31,266
LifePoint Hospitals, Inc. (f)	11,707	545,897
UnitedHealth Group, Inc.	7,125	510,221
WellPoint, Inc.	6,719	561,776
		3,760,665
Home Furnishing 0.2%
Whirlpool Corp.	4,552	666,595

Household Products & Wares 0.3%
Avery Dennison Corp.	7,201	313,387
Kimberly-Clark Corp.	5,545	522,450
		835,837
Insurance 6.1%
ACE, Ltd.	5,788	541,525
Aflac, Inc.	9,806	607,874
Alleghany Corp. (f)	1,625	665,681
Allied World Assurance Co. Holdings, A.G.	2,096	208,321
Allstate Corp. (The)	11,957	604,426
American Financial Group, Inc.	2,984	161,315
American International Group, Inc.	12,044	585,700
American National Insurance Co.	1,770	173,531
Aspen Insurance Holdings, Ltd.	15,314	555,745
Assurant, Inc.	12,961	701,190
Assured Guaranty, Ltd.	15,832	296,850
Axis Capital Holdings, Ltd.	15,159	656,536
Berkshire Hathaway, Inc. Class B (f)	4,673	530,432
Chubb Corp. (The)	6,057	540,648
Everest Re Group, Ltd.	2,986	434,194
Fidelity National Financial, Inc. Class A	15,186	403,948
Genworth Financial, Inc. Class A (f)	62,929	804,862
Hartford Financial Services Group, Inc. (The)	431	13,413
ING U.S., Inc.	11,508	336,149
Lincoln National Corp.	23,337	979,921
Loews Corp.	10,009	467,821
Marsh & McLennan Cos., Inc.	10,911	475,174
MetLife, Inc.	9,476	444,898
PartnerRe, Ltd.	7,677	702,753
Principal Financial Group, Inc.	4,036	172,822
Protective Life Corp.	15,788	671,779

Prudential Financial, Inc.	5,806	452,752
StanCorp Financial Group, Inc.	11,729	645,330
Travelers Companies, Inc. (The)	6,350	538,289
Unum Group	28,585	870,127
W.R. Berkley Corp.	3,913	167,711
XL Group PLC	23,657	729,109
		16,140,826
Internet 0.6%
AOL, Inc. (f)	18,961	655,671
Liberty Interactive Corp. Class A (f)	19,215	450,976
Yahoo!, Inc. (f)	15,815	524,426
		1,631,073
Investment Company 0.2%
American Capital Ltd. (f)	29,552	406,340

Investment Management/Advisory Services 0.2%
Ameriprise Financial, Inc.	664	60,477
BlackRock, Inc.	2,005	542,593
Invesco, Ltd.	419	13,366
		616,436
Iron & Steel 0.3%
Nucor Corp.	1,162	56,961
Reliance Steel & Aluminum Co.	9,186	673,058
		730,019
IT Services 0.0%‡
Leidos Holdings, Inc.	419	19,073
Science Applications International Corp. (f)	239	8,081
		27,154
Leisure Time 0.2%
Carnival Corp.	14,177	462,737
Royal Caribbean Cruises, Ltd.	244	9,341
		472,078
Lodging 0.3%
MGM Resorts International (f)	40,926	836,527

Machinery - Construction & Mining 0.2%
Caterpillar, Inc.	5,318	443,362

Machinery - Diversified 0.5%
AGCO Corp.	13,047	788,300
Cummins, Inc.	4,477	594,859
		1,383,159
Media 2.8%
CBS Corp. Class B	8,343	460,200
Comcast Corp. Class A	13,613	614,627
Gannett Co., Inc.	30,198	809,004
John Wiley & Sons, Inc. Class A	2,946	140,495
Liberty Global PLC Class A (f)	6,848	543,389
Liberty Media Corp. Class A (f)	3,987	586,687
McGraw Hill Financial, Inc.	5,712	374,650
News Corp. Class A (f)	35,441	569,182

Sirius XM Radio, Inc.	139,287	539,041
Thomson Reuters Corp.	15,284	535,093
Time Warner, Inc.	8,482	558,200
Twenty-First Century Fox, Inc.	14,181	475,064
Walt Disney Co. (The)	7,957	513,147
Washington Post Co. (The) Class B	1,098	671,262
		7,390,041
Metal Fabricate & Hardware 0.1%
Timken Co.	5,905	356,662

Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	14,005	463,285
Newmont Mining Corp.	1,470	41,307
		504,592
Miscellaneous - Manufacturing 1.2%
3M Co.	4,474	534,240
Danaher Corp.	7,606	527,248
Dover Corp.	880	79,050
Eaton Corp. PLC	6,872	473,069
General Electric Co.	19,459	464,876
Illinois Tool Works, Inc.	7,135	544,187
Parker Hannifin Corp.	753	81,866
Pentair, Ltd.	8,065	523,741
Trinity Industries, Inc.	1,641	74,419
		3,302,696
Office & Business Equipment 0.6%
Pitney Bowes, Inc.	35,087	638,232
Xerox Corp.	101,892	1,048,469
		1,686,701
Oil & Gas 4.8%
Anadarko Petroleum Corp.	6,320	587,697
Apache Corp.	6,897	587,210
Chesapeake Energy Corp.	43,825	1,134,191
Chevron Corp.	4,274	519,291
ConocoPhillips	8,651	601,331
Denbury Resources, Inc. (f)	23,126	425,750
Devon Energy Corp.	9,088	524,923
Energen Corp.	3,124	238,642
EOG Resources, Inc.	3,188	539,665
Exxon Mobil Corp.	6,003	516,498
Hess Corp.	7,702	595,673
HollyFrontier Corp.	15,403	648,620
Marathon Oil Corp.	14,919	520,375
Marathon Petroleum Corp.	8,817	567,109
Murphy Oil Corp.	7,543	454,994
Murphy USA, Inc. (f)	910	36,755
Nabors Industries, Ltd.	24,977	401,130
Noble Energy, Inc.	3,938	263,885
Occidental Petroleum Corp.	5,929	554,599
Patterson-UTI Energy, Inc.	31,978	683,690
Phillips 66	9,288	537,032
SandRidge Energy, Inc. (f)	117,640	689,370

Ultra Petroleum Corp. (f)	7,670	157,772
Valero Energy Corp.	17,078	583,214
WPX Energy, Inc. (f)	15,969	307,563
		12,676,979
Oil & Gas Services 1.2%
Baker Hughes, Inc.	12,044	591,360
MRC Global, Inc. (f)	22,549	604,313
National Oilwell Varco, Inc.	5,914	461,943
Oil States International, Inc. (f)	7,827	809,781
RPC, Inc.	36,653	567,022
Superior Energy Services, Inc. (f)	6,499	162,735
		3,197,154
Packaging & Containers 0.1%
Greif, Inc. Class A	4,599	225,489

Pharmaceuticals 2.7%
Abbott Laboratories	15,218	505,085
Bristol-Myers Squibb Co.	13,742	635,980
Cardinal Health, Inc.	24,050	1,254,208
Eli Lilly & Co.	9,962	501,387
Express Scripts Holding Co. (f)	9,106	562,569
Johnson & Johnson	5,991	519,360
Mallinckrodt PLC (f)	12,171	536,619
Merck & Co., Inc.	9,683	461,008
Omnicare, Inc.	14,137	784,604
Pfizer, Inc.	20,996	602,795
Quintiles Transnational Holdings, Inc. (f)	3,849	172,743
VCA Antech, Inc. (f)	22,970	630,756
		7,167,114
Pipelines 0.5%
Kinder Morgan, Inc.	13,191	469,204
Spectra Energy Corp.	13,780	471,689
Williams Cos., Inc. (The)	12,879	468,281
		1,409,174
Real Estate Investment Trusts 4.3%
Apartment Investment & Management Co. Class A	21,260	594,004
AvalonBay Communities, Inc.	801	101,799
Boston Properties, Inc.	186	19,883
Camden Property Trust	319	19,599
CBL & Associates Properties, Inc.	31,453	600,752
Corrections Corporation of America	18,565	641,421
Equity Lifestyle Properties, Inc.	10,875	371,599
Equity Residential	8,476	454,059
HCP, Inc.	13,638	558,476
Health Care REIT, Inc.	19,479	1,215,100
Home Properties, Inc.	11,532	665,973
Hospitality Properties Trust	25,098	710,273
Host Hotels & Resorts, Inc.	60,670	1,072,039
Kilroy Realty Corp.	3,807	190,160
Kimco Realty Corp.	1,382	27,889
Mack-Cali Realty Corp.	17,893	392,573
Piedmont Office Realty Trust, Inc. Class A	13,211	229,343

ProLogis, Inc.	6,737	253,446
Public Storage	2,965	476,031
Regency Centers Corp.	222	10,734
Senior Housing Properties Trust	15,534	362,564
Simon Property Group, Inc.	3,115	461,737
Taubman Centers, Inc.	2,249	151,380
UDR, Inc.	8,262	195,809
Ventas, Inc.	14,284	878,466
Vornado Realty Trust	10,417	875,653
		11,530,762
Retail 2.6%
Abercrombie & Fitch Co. Class A	6,679	236,236
Ascena Retail Group, Inc. (f)	13,047	260,027
Best Buy Co., Inc.	22,799	854,962
Big Lots, Inc. (f)	9,075	336,592
CST Brands, Inc.	19,796	589,921
CVS Caremark Corp.	8,859	502,748
Dillard's, Inc. Class A	1,359	106,410
GameStop Corp. Class A	15,746	781,789
Guess?, Inc.	10,642	317,664
Staples, Inc.	61,014	893,855
Target Corp.	9,388	600,644
Wal-Mart Stores, Inc.	7,136	527,778
Walgreen Co.	11,197	602,399
Wendy's Co. (The)	32,453	275,201
		6,886,226
Savings & Loans 0.3%
First Niagara Financial Group, Inc.	56,179	582,576
Washington Federal, Inc.	16,704	345,439
		928,015
Semiconductors 1.6%
Broadcom Corp. Class A	22,934	596,514
First Solar, Inc. (f)	16,373	658,358
Intel Corp.	25,537	585,308
Lam Research Corp. (f)	8,085	413,871
Marvell Technology Group, Ltd.	44,064	506,736
Micron Technology, Inc. (f)	75,917	1,326,270
Rovi Corp. (f)	15,182	291,039
		4,378,096
Software 0.6%
Activision Blizzard, Inc.	49,234	820,731
Adobe Systems, Inc. (f)	11,111	577,105
CA, Inc.	7,715	228,904
		1,626,740
Telecommunications 2.0%
AT&T, Inc.	15,462	522,925
CenturyLink, Inc.	16,409	514,914
Cisco Systems, Inc.	24,613	576,436
Corning, Inc.	40,888	596,556
Frontier Communications Corp.	2,399	10,004
Harris Corp.	13,019	772,027

	Polycom, Inc. (f)	58,986	644,127
	Sprint Corp. (f)	78,970	490,404
	Telephone & Data Systems, Inc.	22,483	664,372
	United States Cellular Corp.	9,494	432,262
			5,224,027
	Toys, Games & Hobbies 0.2%
	Hasbro, Inc.	12,439	586,374

	Transportation 0.7%
	Con-way, Inc.	84	3,620
	CSX Corp.	20,363	524,144
	FedEx Corp.	5,581	636,848
	Norfolk Southern Corp.	7,015	542,610
	Ryder System, Inc.	1,952	116,534
			1,823,756
	Trucking & Leasing 0.2%
	AMERCO	2,405	442,833

	Total Common Stocks (Cost $138,798,140)		167,293,285

	Exchange Traded Funds 1.7% (g)
¤	iShares Intermediate Credit Bond	17,845	1,926,011
	S&P 500 Index - SPDR Trust Series 1	7,613	1,279,745
¤	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	6,166	1,395,551
	Total Exchange Traded Funds (Cost $4,375,080)		4,601,307

	Principal Amount	Value
Short-Term Investment 0.5%

Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $1,446,613 (Collateralized by Government Agency securities with rates between 1.96% and 2.14% and a maturity date of 11/7/22, with a Principal Amount of $1,600,000 and a Market Value of $1,482,191)	$1,446,613	1,446,613
Total Short-Term Investment (Cost $1,446,613)		1,446,613
Total Investments (Cost $237,745,732) (h)	100.0%	266,607,592
Other Assets, Less Liabilities	(0.0)‡	(91,675)
Net Assets	100.0%	$266,515,917

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - The total market value of these securities as of September 30, 2013 is $4,567,358, which represents 1.7% of the Portfolio's net assets.
(d)	Step coupon - Rate shown is the rate in effect as of September 30, 2013.
(e)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	As of September 30, 2013, cost is $239,628,375 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$30,858,706
Gross unrealized depreciation	(3,879,489)
Net unrealized appreciation	$26,979,217

The following abbreviation is used in the above portfolio:
SPDR	- Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$3,102,570	$4,567,358	$7,669,928
Corporate Bonds	—	41,711,415	—	41,711,415
Foreign Government Bonds	—	1,685,527	—	1,685,527
Mortgage-Backed Securities	—	1,407,105	—	1,407,105
U.S. Government & Federal Agencies	—	40,666,253	—	40,666,253
Yankee Bond	—	126,159	—	126,159
Total Long-Term Bonds	—	88,699,029	4,567,358	93,266,387
Common Stocks	167,293,285	—	—	167,293,285
Exchange Traded Funds	4,601,307	—	—	4,601,307
Short-Term Investment
Repurchase Agreement	—	1,446,613	—	1,446,613
Total Investments in Securities	$171,894,592	$90,145,642	$4,567,358	$266,607,592

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $4,567,358 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Long-Term Bonds
Asset-Back Securities
Other ABS	$-	$71	$-	$(28,394)	$4,595,681	$-	$-	$-	$4,567,358	$(28,394)
Total	$-	$71	$-	$(28,394)	$4,595,681	$-	$-	$-	$4,567,358	$(28,394)

MainStay VP Bond Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal
		Amount	Value
	Long-Term Bonds 99.4%†
	Asset-Backed Securities 9.8%
	Auto Floor Plan ABS 0.9%
	CNH Wholesale Master Note Trust
	Series 2013-2A, Class A
	0.782%, due 8/15/19 (a)(b)	$4,200,000	$4,200,000
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2
	0.652%, due 9/15/18 (a)	3,000,000	3,000,159
	Series 2013-4, Class A2
	0.732%, due 6/15/20 (a)	1,600,000	1,600,976
			8,801,135
	Automobile 1.6%
	Ally Auto Receivables Trust
	Series 2012-1, Class A3
	0.93%, due 2/16/16	1,096,062	1,099,422
	Chesapeake Funding LLC
	Series 2013-1A, Class A
	0.632%, due 1/7/25 (a)(b)	2,000,000	1,996,540
	Ford Credit Auto Owner Trust
	Series 2012-A, Class A3
	0.84%, due 8/15/16	1,660,622	1,663,433
	Huntington Auto Trust
	Series 2012-2, Class A3
	0.51%, due 4/17/17	3,300,000	3,290,407
	Hyundai Auto Receivables Trust
	Series 2012-A, Class A3
	0.72%, due 3/15/16	1,350,457	1,352,889
	Mercedes-Benz Auto Receivables Trust
	Series 2012-1, Class A3
	0.47%, due 10/17/16	4,000,000	3,999,820
	USAA Auto Owner Trust
	Series 2012-1, Class A3
	0.43%, due 8/15/16	1,500,000	1,497,705
	Volkswagen Auto Loan Enhanced Trust
	Series 2012-1, Class A3
	0.85%, due 8/22/16	2,013,359	2,020,301
			16,920,517
	Credit Cards 0.4%
	American Express Issuance Trust II
	Series 2013-2, Class A
	0.61%, due 8/15/19 (a)	1,200,000	1,199,916
	Citibank Credit Card Issuance Trust
	Series 2013-A7, Class A7
	0.61%, due 9/10/20 (a)	1,500,000	1,500,089
	Discover Card Master Trust
	Series 2012-A1, Class A1
	0.81%, due 8/15/17	1,157,000	1,161,599
			3,861,604
	Home Equity 1.0%
	Chase Funding Mortgage Loan Asset-Backed Certificates
	Series 2002-2, Class 1A5
	6.333%, due 4/25/32 (c)(d)	387,007	395,525
	CIT Group Home Equity Loan Trust
	Series 2003-1, Class A4
	3.93%, due 3/20/32 (c)(d)	602,406	613,967
	Citifinancial Mortgage Securities, Inc.
	Series 2003-3, Class AF5
	5.053%, due 8/25/33 (c)(d)	320,980	318,641
	Citigroup Mortgage Loan Trust, Inc.
	Series 2006-WF2, Class A2C
	5.852%, due 5/25/36 (c)	165,068	106,156
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3
	5.555%, due 4/25/36 (a)(d)	949,483	900,525
	Series 2007-S1, Class A3
	5.81%, due 11/25/36 (a)(d)	481,964	449,814
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB4, Class A2B
	4.935%, due 4/25/37 (c)(d)	500,000	337,983
	Series 2007-CB2, Class A2C
	5.056%, due 2/25/37 (c)(d)	995,376	719,160
	Equity One ABS, Inc.
	Series 2003-4, Class AF6
	4.833%, due 10/25/34 (c)(d)	738,092	748,673
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH2, Class AF3
	5.15%, due 1/25/37 (c)(d)	1,000,000	693,675
	Series 2007-CH1, Class AF3
	5.532%, due 11/25/36 (c)(d)	899,774	913,205
	Series 2006-WF1, Class A6
	6.00%, due 7/25/36 (c)(d)	755,489	445,295
	Morgan Stanley Mortgage Loan Trust
	Series 2006-17XS, Class A3A
	5.651%, due 10/25/46 (c)	1,543,981	1,040,308
	Popular ABS Mortgage Pass-Through Trust
	Series 2005-5, Class AF3
	4.895%, due 11/25/35 (a)(d)	1,383,262	1,357,128
	RAMP Trust
	Series 2003-RZ5, Class A7
	4.97%, due 9/25/33 (c)(d)	226,827	235,298
	Saxon Asset Securities Trust
	Series 2003-1, Class AF5
	5.455%, due 6/25/33 (c)(d)	1,357,771	1,423,715
			10,699,068
	Other ABS 5.9%
	Apidos CDO
	Series 2013-14A, Class A
	1.418%, due 4/15/25 (a)(b)(e)	5,300,000	5,233,750
	Ares CLO, Ltd.
	2013-2A A1
	1.524%, due 7/28/25 (a)(b)(e)	5,200,000	5,161,000
	Babson CLO, Ltd.
	Series 2013-IA, Class A
	1.312%, due 4/20/25 (a)(b)(e)	5,400,000	5,322,780
	Ballyrock CDO, Ltd.
	Series 2013-1A, Class A
	1.45%, due 5/20/25 (a)(b)(e)	4,300,000	4,267,750
	Carlyle Global Market Strategies
	Series 2013-3A, Class A1A
	1.39%, due 7/15/25 (a)(b)(e)	3,200,000	3,164,480
	Series 2013-2A, Class A1
	1.416%, due 4/18/25 (a)(b)(e)	2,100,000	2,097,102
	Cent CLO, L.P.
	Series 2013-18A, Class A
	1.37%, due 7/23/25 (a)(b)(e)	4,250,000	4,175,625
	CNH Equipment Trust
	Series 2012-C, Class A3
	0.57%, due 12/15/17	2,200,000	2,197,338
	Dryden Senior Loan Fund
	Series 2013-26A, Class A
	1.368%, due 7/15/25 (a)(b)(e)	4,300,000	4,283,832
	Entergy Texas Restoration Funding LLC
	Series 2009-A, Class A1
	2.12%, due 2/1/16	296,146	299,483
	John Deere Owner Trust
	Series 2012-B, Class A3
	0.53%, due 7/15/16	2,100,000	2,099,775
	Marriott Vacation Club Owner Trust
	Series 2007-2A, Class A
	5.808%, due 10/20/29 (b)	828,473	863,958
	Nomad CLO, Ltd.
	Series 2013-1A, Class A1
	1.468%, due 1/15/25 (a)(b)(e)	4,100,000	4,103,772
	Octagon Investment Partners XVII, Ltd.
	Series 2013-1A, Class A1
	1.615%, due 10/25/25 (a)(b)(e)	5,200,000	5,161,000
	OHA Loan Funding, Ltd.
	Series 2013-1A, Class A
	1.528%, due 7/23/25 (a)(b)(e)	5,200,000	5,192,980
	RacePoint CLO, Ltd.
	Series 2013-8A, Class A
	1.514%, due 2/20/25 (a)(b)(e)	4,000,000	4,012,840
	Sheridan Square CLO, Ltd.
	Series 2013-1A, Class A2
	1.438%, due 4/15/25 (a)(b)(e)	4,100,000	4,089,996
			61,727,461
	Total Asset-Backed Securities
	(Cost $103,786,035)		102,009,785

	Corporate Bonds 39.2%
	Aerospace & Defense 0.4%
	BAE Systems PLC
	4.75%, due 10/11/21 (b)	2,000,000	2,105,248
	Northrop Grumman Corp.
	3.25%, due 8/1/23	2,000,000	1,890,236
			3,995,484
	Auto Manufacturers 0.3%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,725,000	1,727,745
	3.875%, due 9/15/21 (b)	1,625,000	1,669,536
			3,397,281
	Banks 10.3%
	Abbey National Treasury Services PLC
	3.05%, due 8/23/18	3,575,000	3,631,950
	American Express Bank FSB
	6.00%, due 9/13/17	750,000	869,737
¤	Bank of America Corp.
	2.00%, due 1/11/18	5,750,000	5,654,843
	4.10%, due 7/24/23	5,750,000	5,714,264
	5.625%, due 7/1/20	925,000	1,036,388
	BB&T Corp.
	1.114%, due 6/15/18 (a)	3,400,000	3,417,306
	Capital One Financial Corp.
	1.00%, due 11/6/15	3,250,000	3,233,630
¤	Citigroup, Inc.
	3.50%, due 5/15/23	4,000,000	3,609,588
	4.587%, due 12/15/15	1,745,000	1,866,428
	5.375%, due 8/9/20	3,016,000	3,373,767
	6.00%, due 8/15/17	2,000,000	2,285,798
	6.01%, due 1/15/15	775,000	824,437
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	3.375%, due 1/19/17	550,000	585,220
	3.95%, due 11/9/22	2,000,000	1,918,930
	Credit Agricole S.A.
	1.625%, due 4/15/16 (b)	3,000,000	3,011,100
	Export-Import Bank of Korea
	1.75%, due 2/27/18	600,000	583,811
¤	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	2,750,000	2,730,500
	2.90%, due 7/19/18	4,000,000	4,032,136
	3.625%, due 1/22/23	3,350,000	3,203,464
	5.375%, due 3/15/20	850,000	936,279
	6.15%, due 4/1/18	1,250,000	1,429,687
	6.25%, due 2/1/41	550,000	616,175
	HSBC Bank PLC
	1.50%, due 5/15/18 (b)	3,200,000	3,110,458
	4.125%, due 8/12/20 (b)	1,300,000	1,365,528
	HSBC Bank USA N.A.
	4.875%, due 8/24/20	1,500,000	1,616,017
	HSBC USA, Inc.
	1.13%, due 9/24/18 (a)	2,800,000	2,806,784
	Huntington Bancshares, Inc.
	2.60%, due 8/2/18	3,350,000	3,351,507
	JPMorgan Chase & Co.
	1.80%, due 1/25/18	1,550,000	1,528,415
	3.375%, due 5/1/23	3,700,000	3,355,397
	5.40%, due 1/6/42	2,425,000	2,551,081
	Korea Development Bank (The)
	3.875%, due 5/4/17	1,300,000	1,381,162
	Morgan Stanley
	4.10%, due 5/22/23	3,000,000	2,798,154
	4.875%, due 11/1/22	1,675,000	1,675,881
	5.50%, due 1/26/20	800,000	885,251
	5.625%, due 9/23/19	800,000	892,739
	6.625%, due 4/1/18	600,000	696,574
	Royal Bank of Scotland Group PLC
	2.55%, due 9/18/15	2,400,000	2,451,504
	Skandinaviska Enskilda Banken AB
	1.75%, due 3/19/18 (b)	3,000,000	2,938,260
	Societe Generale S.A.
	1.328%, due 10/1/18 (a)	3,000,000	2,994,450
	2.75%, due 10/12/17	1,950,000	1,995,825
	Sumitomo Mitsui Trust Bank, Ltd.
	1.034%, due 9/16/16 (a)(b)	2,150,000	2,160,653
	Svenska Handelsbanken AB
	2.875%, due 4/4/17	1,000,000	1,040,846
	UBS A.G.
	2.25%, due 1/28/14	1,627,000	1,637,209
	Union Bank N.A.
	1.00%, due 9/26/16 (a)	1,000,000	1,006,185
	Wachovia Bank N.A.
	4.80%, due 11/1/14	1,050,000	1,097,480
	Wells Fargo & Co.
	3.45%, due 2/13/23	1,390,000	1,300,989
	4.125%, due 8/15/23	3,825,000	3,745,199
	4.60%, due 4/1/21	1,000,000	1,085,883
	Westpac Banking Corp.
	1.125%, due 9/25/15	1,050,000	1,057,620
			107,092,489
	Beverages 0.7%
	Diageo Capital PLC
	5.75%, due 10/23/17	1,750,000	2,011,791
	SABMiller Holdings, Inc.
	2.20%, due 8/1/18 (b)	4,900,000	4,886,667
			6,898,458
	Building Materials 0.1%
	CRH America, Inc.
	4.125%, due 1/15/16	675,000	709,569

	Chemicals 0.9%
	Dow Chemical Co. (The)
	5.70%, due 5/15/18	1,200,000	1,385,122
	LYB International Finance B.V.
	4.00%, due 7/15/23	5,000,000	4,956,920
	NewMarket Corp.
	4.10%, due 12/15/22	3,345,000	3,228,480
			9,570,522
	Computers 0.8%
	Hewlett-Packard Co.
	2.35%, due 3/15/15	2,600,000	2,643,802
	3.30%, due 12/9/16	2,750,000	2,861,070
	4.375%, due 9/15/21	500,000	485,205
	4.65%, due 12/9/21	2,250,000	2,209,743
			8,199,820
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The)
	1.45%, due 8/15/16	1,000,000	1,016,273

	Diversified Financial Services 0.7%
	General Electric Capital Corp.
	3.10%, due 1/9/23	3,200,000	2,993,539
	4.65%, due 10/17/21	625,000	666,077
	5.50%, due 1/8/20	2,300,000	2,606,749
	5.875%, due 1/14/38	1,000,000	1,103,876
			7,370,241
	Electric 3.8%
	Appalachian Power Co.
	6.375%, due 4/1/36	1,750,000	1,965,273
	Arizona Public Service Co.
	5.50%, due 9/1/35	1,275,000	1,373,084
	Consolidated Edison Company of New York, Inc.
	4.20%, due 3/15/42	1,600,000	1,481,786
	Dayton Power & Light Co. (The)
	1.875%, due 9/15/16 (b)	1,725,000	1,738,422
	Duke Energy Carolinas LLC
	7.00%, due 11/15/18	2,000,000	2,461,050
	Duke Energy Progress, Inc.
	6.125%, due 9/15/33	500,000	572,411
	Entergy Louisiana LLC
	1.875%, due 12/15/14	375,000	380,189
	3.30%, due 12/1/22	800,000	772,446
	Entergy Mississippi, Inc.
	3.10%, due 7/1/23	675,000	631,690
	FirstEnergy Corp.
	4.25%, due 3/15/23	3,200,000	2,926,490
	GDF Suez
	1.625%, due 10/10/17 (b)	1,150,000	1,145,216
	Great Plains Energy, Inc.
	4.85%, due 6/1/21	385,000	411,178
	5.292%, due 6/15/22 (c)	340,000	367,131
	Kansas City Power & Light Co.
	7.15%, due 4/1/19	900,000	1,111,541
	NextEra Energy Capital Holdings, Inc.
	1.20%, due 6/1/15	1,450,000	1,457,759
	1.339%, due 9/1/15	3,500,000	3,512,152
	Nisource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,186,608
	5.40%, due 7/15/14	890,000	921,790
	5.80%, due 2/1/42	1,300,000	1,347,199
	Ohio Edison Co.
	6.875%, due 7/15/36	2,500,000	2,931,602
	Pepco Holdings, Inc.
	2.70%, due 10/1/15	1,000,000	1,027,982
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	875,000	827,683
	4.20%, due 6/15/22	2,000,000	1,990,206
	Southern California Edison Co.
	4.65%, due 10/1/43	5,000,000	4,942,625
	Union Electric Co.
	6.70%, due 2/1/19	1,500,000	1,809,072
			39,292,585
	Finance - Auto Loans 1.1%
	American Honda Finance Corp.
	2.60%, due 9/20/16 (b)	1,500,000	1,559,901
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	1,775,000	1,824,439
	4.375%, due 8/6/23	8,275,000	8,279,675
			11,664,015
	Finance - Consumer Loans 0.1%
	John Deere Capital Corp.
	1.70%, due 1/15/20	1,000,000	943,815

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A.
	2.20%, due 11/2/15 (b)	500,000	513,000
	Credit Suisse A.G./ Guernsey
	2.60%, due 5/27/16 (b)	575,000	599,091
			1,112,091
	Finance - Leasing Companies 0.1%
	Boeing Capital Corp.
	2.90%, due 8/15/18	1,025,000	1,070,713

	Finance - Other Services 0.2%
	National Rural Utilities Cooperative Finance Corp.
	2.35%, due 6/15/20	1,850,000	1,799,292

	Food 1.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,577,576
	4.625%, due 11/1/20	2,150,000	2,277,289
	Kroger Co. (The)
	5.15%, due 8/1/43	2,250,000	2,202,160
	7.70%, due 6/1/29	1,000,000	1,237,058
	Mondelez International, Inc.
	4.125%, due 2/9/16	2,375,000	2,535,818
	Safeway, Inc.
	3.40%, due 12/1/16	2,500,000	2,577,630
	Unilever Capital Corp.
	0.85%, due 8/2/17	2,200,000	2,147,790
			14,555,321
	Forest Products & Paper 0.4%
	Georgia-Pacific LLC
	3.734%, due 7/15/23 (b)	3,800,000	3,704,343

	Gas 0.9%
	AGL Capital Corp.
	4.40%, due 6/1/43	5,000,000	4,551,290
	Boston Gas Co.
	4.487%, due 2/15/42 (b)	1,250,000	1,172,734
	KeySpan Gas East Corp.
	5.819%, due 4/1/41 (b)	2,000,000	2,252,428
	Sempra Energy
	2.30%, due 4/1/17	1,725,000	1,758,223
			9,734,675
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc.
	3.40%, due 12/1/21	1,150,000	1,140,470

	Health Care - Products 0.3%
	CR Bard, Inc.
	1.375%, due 1/15/18	925,000	896,191
	Zimmer Holdings, Inc.
	1.40%, due 11/30/14	2,325,000	2,341,189
			3,237,380
	Insurance 2.6%
	American International Group, Inc.
	4.125%, due 2/15/24	2,800,000	2,801,929
	Assurant, Inc.
	2.50%, due 3/15/18	2,500,000	2,454,450
	Berkshire Hathaway Finance Corp.
	4.30%, due 5/15/43	2,750,000	2,492,658
	ING U.S., Inc.
	2.90%, due 2/15/18	1,350,000	1,355,508
	5.70%, due 7/15/43 (b)	3,575,000	3,548,434
	Markel Corp.
	5.00%, due 3/30/43	1,125,000	1,047,714
	MetLife, Inc.
	1.756%, due 12/15/17	1,950,000	1,935,590
	Metropolitan Life Global Funding I
	3.125%, due 1/11/16 (b)	1,325,000	1,381,265
	Nationwide Financial Services, Inc.
	5.375%, due 3/25/21 (b)	1,850,000	1,980,007
	Pacific LifeCorp
	5.125%, due 1/30/43 (b)	4,900,000	4,518,755
	Principal Financial Group, Inc.
	1.85%, due 11/15/17	750,000	743,526
	8.875%, due 5/15/19	810,000	1,049,892
	QBE Insurance Group, Ltd.
	2.40%, due 5/1/18 (b)	1,875,000	1,826,681
			27,136,409
	Iron & Steel 0.5%
	ArcelorMittal
	4.25%, due 2/25/15	1,325,000	1,358,125
	Carpenter Technology Corp.
	4.45%, due 3/1/23	1,825,000	1,788,210
	Reliance Steel & Aluminum Co.
	4.50%, due 4/15/23	2,300,000	2,244,708
			5,391,043
	Lodging 0.3%
	Wyndham Worldwide Corp.
	3.90%, due 3/1/23	2,750,000	2,610,817

	Machinery - Construction & Mining 0.3%
	Caterpillar, Inc.
	1.50%, due 6/26/17	3,000,000	2,983,803

	Machinery - Diversified 0.1%
	Deere & Co.
	5.375%, due 10/16/29	1,100,000	1,232,988

	Media 0.6%
	COX Communications, Inc.
	5.45%, due 12/15/14	480,000	507,046
	News America, Inc.
	6.40%, due 12/15/35	2,500,000	2,758,200
	Time Warner, Inc.
	6.10%, due 7/15/40	1,000,000	1,072,923
	Viacom, Inc.
	2.50%, due 9/1/18	1,775,000	1,771,737
			6,109,906
	Mining 1.6%
	Barrick Gold Corp.
	1.75%, due 5/30/14	550,000	551,997
	2.50%, due 5/1/18	2,175,000	2,073,969
	4.10%, due 5/1/23	2,825,000	2,487,689
	BHP Billiton Finance USA, Ltd.
	3.85%, due 9/30/23	2,200,000	2,216,865
	Freeport-McMoRan Copper & Gold, Inc.
	2.375%, due 3/15/18 (b)	2,825,000	2,730,207
	3.875%, due 3/15/23 (b)	1,750,000	1,613,419
	Goldcorp, Inc.
	2.125%, due 3/15/18	1,325,000	1,291,092
	Rio Tinto Finance USA PLC
	1.094%, due 6/17/16 (a)	3,000,000	3,014,553
	Rio Tinto Finance USA, Ltd.
	3.75%, due 9/20/21	750,000	739,463
			16,719,254
	Miscellaneous - Manufacturing 0.2%
	General Electric Co.
	4.125%, due 10/9/42	2,075,000	1,904,933

	Oil & Gas 2.7%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	3,600,000	4,042,368
	Apache Corp.
	4.75%, due 4/15/43	4,500,000	4,259,619
	BP Capital Markets PLC
	3.125%, due 10/1/15	1,400,000	1,464,145
	Pemex Project Funding Master Trust
	5.75%, due 3/1/18	2,000,000	2,215,000
	Petrobras International Finance Co.
	2.875%, due 2/6/15	2,350,000	2,384,103
	5.375%, due 1/27/21	4,150,000	4,169,028
	Petroleos Mexicanos
	3.50%, due 1/30/23	1,575,000	1,431,631
	Phillips 66
	2.95%, due 5/1/17	1,300,000	1,345,634
	Plains Exploration & Production Co.
	6.75%, due 2/1/22	1,000,000	1,070,288
	Shell International Finance B.V.
	1.125%, due 8/21/17	4,625,000	4,591,020
	Statoil ASA
	3.125%, due 8/17/17	350,000	372,000
	Valero Energy Corp.
	6.625%, due 6/15/37	550,000	597,379
			27,942,215
	Oil & Gas Services 0.1%
	Cameron International Corp.
	1.60%, due 4/30/15	500,000	503,699

	Packaging & Containers 0.1%
	Bemis Co., Inc.
	5.65%, due 8/1/14	1,460,000	1,519,099

	Pharmaceuticals 0.7%
	Cardinal Health, Inc.
	1.90%, due 6/15/17	2,165,000	2,170,406
	Merck & Co., Inc.
	5.95%, due 12/1/28	1,200,000	1,444,616
	Mylan, Inc.
	2.60%, due 6/24/18 (b)	1,750,000	1,746,904
	Novartis Securities Investment, Ltd.
	5.125%, due 2/10/19	800,000	916,242
	Sanofi
	4.00%, due 3/29/21	1,000,000	1,060,612
			7,338,780
	Pipelines 1.4%
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	5,975,000	6,140,597
	6.50%, due 2/1/42	1,300,000	1,372,353
	Enterprise Products Operating LLC
	1.25%, due 8/13/15	1,550,000	1,558,134
	Kinder Morgan Energy Partners, L.P.
	6.375%, due 3/1/41	400,000	433,565
	Spectra Energy Partners, L.P.
	2.95%, due 9/25/18	2,750,000	2,795,306
	Texas Eastern Transmission, L.P.
	2.80%, due 10/15/22 (b)	2,350,000	2,135,060
			14,435,015
	Real Estate 0.2%
	Regency Centers, L.P.
	4.80%, due 4/15/21	1,050,000	1,103,653
	WEA Finance LLC / WT Finance Aust Pty, Ltd.
	5.75%, due 9/2/15 (b)	877,000	953,933
			2,057,586
	Real Estate Investment Trusts 1.9%
	Brandywine Operating Partnership, L.P.
	5.70%, due 5/1/17	3,157,000	3,480,173
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,527,272
	4.75%, due 4/15/18	2,000,000	2,158,780
	Hospitality Properties Trust
	6.30%, due 6/15/16	1,325,000	1,441,475
	Host Hotels & Resorts, L.P.
	6.00%, due 10/1/21	1,700,000	1,855,167
	Kilroy Realty, L.P.
	3.80%, due 1/15/23	1,000,000	938,809
	Liberty Property, L.P.
	4.40%, due 2/15/24	1,850,000	1,844,391
	ProLogis, L.P.
	4.25%, due 8/15/23	2,325,000	2,312,445
	6.625%, due 5/15/18	2,000,000	2,338,558
	6.875%, due 3/15/20	1,500,000	1,768,483
			19,665,553
	Retail 0.5%
	Home Depot, Inc.
	4.875%, due 2/15/44	3,500,000	3,529,250
	5.95%, due 4/1/41	1,000,000	1,170,822
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	750,000	773,502
			5,473,574
	Semiconductors 0.2%
	Samsung Electronics America, Inc.
	1.75%, due 4/10/17 (b)	2,475,000	2,470,050

	Software 0.1%
	Fiserv, Inc.
	4.75%, due 6/15/21	1,355,000	1,410,102

	Telecommunications 1.9%
	AT&T, Inc.
	5.55%, due 8/15/41	1,000,000	992,645
	Cellco Partnership / Verizon Wireless Capital LLC
	8.50%, due 11/15/18	1,500,000	1,922,229
	Deutsche Telekom International Finance B.V.
	2.25%, due 3/6/17 (b)	1,150,000	1,166,738
	3.125%, due 4/11/16 (b)	1,000,000	1,040,226
	Orange S.A.
	5.375%, due 1/13/42	1,675,000	1,609,747
	Telecom Italia Capital S.A.
	5.25%, due 10/1/15	250,000	262,922
	Telefonica Emisiones SAU
	5.134%, due 4/27/20	4,275,000	4,376,890
	Verizon Communications, Inc.
	5.15%, due 9/15/23	5,250,000	5,626,877
	7.35%, due 4/1/39	1,000,000	1,221,647
	Vivendi S.A.
	2.40%, due 4/10/15 (b)	1,200,000	1,224,300
			19,444,221
	Textiles 0.1%
	Mohawk Industries, Inc.
	3.85%, due 2/1/23	925,000	880,431

	Transportation 0.3%
	CSX Corp.
	4.10%, due 3/15/44	2,250,000	1,906,447
	Norfolk Southern Corp.
	5.64%, due 5/17/29	1,400,000	1,532,684
			3,439,131
	Total Corporate Bonds
	(Cost $405,075,546)		407,173,446

	Foreign Government Bonds 1.2%
	Regional (State & Province) 0.6%
	Province of Ontario
	1.10%, due 10/25/17	3,500,000	3,445,750
	Province of Quebec
	3.50%, due 7/29/20	2,850,000	2,982,240
			6,427,990
	Sovereign 0.6%
	Brazilian Government International Bond
	2.625%, due 1/5/23	3,000,000	2,632,500
	Italy Government International Bond
	4.75%, due 1/25/16	2,500,000	2,664,250
	Poland Government International Bond
	5.00%, due 3/23/22	350,000	376,425
			5,673,175
	Total Foreign Government Bonds
	(Cost $12,551,473)		12,101,165

	Mortgage-Backed Securities 5.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.5%
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2006-PW11, Class A3
	5.443%, due 3/11/39 (f)	1,000,000	1,013,863
	Series 2006-PW11, Class AM
	5.443%, due 3/11/39 (f)	500,000	536,016
	Series 2006-PW12, Class AAB
	5.686%, due 9/11/38 (f)	379,730	383,344
	Series 2007-PW16, Class A4
	5.708%, due 6/11/40 (f)	1,700,000	1,918,928
	Boca Hotel Portfolio Trust
	Series 2013-BOCA, Class A
	1.332%, due 8/15/26 (a)(b)	4,400,000	4,398,434
	CGBAM Commercial Mortgage Trust
	Series 2013-BREH, Class B
	1.982%, due 5/15/30 (a)(b)	2,500,000	2,501,712
	Citigroup Commercial Mortgage Trust
	Series 2006-C5, Class A4
	5.431%, due 10/15/49	3,700,000	4,072,842
	COMM 2007-C9 Mortgage Trust
	Series 2007-C9, Class A4
	5.80%, due 12/10/49 (f)	2,370,000	2,696,093
	Commercial Mortgage Pass Through Certificates
	Series 2013-THL, Class A2
	1.232%, due 6/8/30 (a)(b)	3,400,000	3,389,100
	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1, Class AM
	5.567%, due 2/15/39 (a)	2,300,000	2,461,899
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2
	2.206%, due 5/15/45	2,400,000	2,444,011
	Series 2005-CB13, Class A4
	5.242%, due 1/12/43 (f)	1,170,000	1,252,519
	Series 2006-CB17, Class A4
	5.429%, due 12/12/43	5,000,000	5,456,785
	Series 2006-CB15, Class A4
	5.814%, due 6/12/43 (a)	1,700,000	1,857,714
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3
	5.347%, due 11/15/38	2,300,000	2,528,834
	Series 2007-C7, Class A3
	5.866%, due 9/15/45 (a)	3,039,101	3,400,298
	Series 2007-C6, Class A3
	5.933%, due 7/15/40	471,333	473,632
	Merrill Lynch / Countrywide Commercial Mortgage Trust
	Series 2006-4, Class A3
	5.172%, due 12/12/49 (f)	2,080,000	2,270,428
	ML-CFC Commercial Mortgage Trust
	Series 2007-6, Class A4
	5.485%, due 3/12/51 (a)	4,350,000	4,805,719
	Morgan Stanley Capital I Trust
	Series 2011-C2, Class A2
	3.476%, due 6/15/44 (b)	600,000	633,826
	Morgan Stanley Capital I, Inc.
	Series 2006-HQ10, Class A4
	5.328%, due 11/12/41	800,000	877,109
	Series 2007-T25, Class A3
	5.514%, due 11/12/49 (a)	2,300,000	2,559,447
	Series 2007-IQ16, Class A4
	5.809%, due 12/12/49	4,000,000	4,502,908
	Series 2006-IQ11, Class A4
	5.675%, due 10/15/42 (f)	391,110	421,882
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class A4
	5.308%, due 11/15/48	500,000	550,087
	WFRBS Commercial Mortgage Trust 2013-C11
	Series 2013-C11, Class A2
	2.029%, due 3/15/45	200,000	199,644
			57,607,074
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Banc of America Funding Corp.
	Series 2006-7, Class T2A3
	5.695%, due 10/25/36 (a)	541,017	412,361
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2006-8, Class 4A3
	5.285%, due 9/25/36 (f)	973,759	803,772
	TBW Mortgage-Backed Pass-Through Certificates
	Series 2006-6, Class A2B
	5.66%, due 1/25/37 (c)	1,477,075	883,033
			2,099,166
	Total Mortgage-Backed Securities
	(Cost $60,055,750)		59,706,240

	Municipal Bonds 0.9%
	California 0.2%
	Sacramento Municipal Utility District
	6.322%, due 5/15/36	1,650,000	1,838,645

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue
	5.74%, due 12/1/29	1,720,000	1,841,810

	Texas 0.5%
	City of San Antonio, Texas, Water System Revenue
	5.502%, due 5/15/29	2,000,000	2,211,400
	Dallas Area Rapid Transit
	5.022%, due 12/1/48	700,000	723,842
	Texas Transportation Commission
	5.178%, due 4/1/30	2,150,000	2,371,988
			5,307,230
	Washington 0.0%‡
	City of Seattle, Washington, Water System Revenue
	5.62%, due 8/1/30	340,000	379,671

	Total Municipal Bonds
	(Cost $10,218,730)		9,367,356

	U.S. Government & Federal Agencies 42.6%
	Federal Home Loan Bank 0.4%
	0.80%, due 6/24/16	2,000,000	1,993,672
	1.30%, due 6/5/18	1,500,000	1,470,468
			3,464,140
¤	Federal Home Loan Mortgage Corporation 2.0%
	0.50%, due 4/17/15	4,000,000	4,014,076
	0.50%, due 9/25/15	1,500,000	1,499,355
	1.00%, due 9/27/17	1,325,000	1,309,296
	1.00%, due 1/11/18	1,600,000	1,569,416
	1.125%, due 5/25/18	1,700,000	1,666,588
	1.25%, due 10/2/19	2,000,000	1,910,970
	1.75%, due 5/30/19	3,000,000	2,979,975
	2.375%, due 1/13/22	4,000,000	3,893,184
	4.75%, due 1/19/16	2,000,000	2,194,368
			21,037,228
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.0%
	2.413%, due 12/1/41 (a)	1,182,711	1,207,144
	2.50%, due 6/1/28	5,500,001	5,542,650
	3.00%, due 7/1/26 TBA (g)	5,300,000	5,463,141
	3.00%, due 8/1/43	10,473,707	10,203,313
	3.50%, due 6/1/25 TBA (g)	2,500,000	2,623,047
	3.50%, due 3/1/42 TBA (g)	10,300,000	10,420,703
	4.00%, due 3/1/15	91,933	97,246
	4.00%, due 7/1/23	529,621	562,222
	4.00%, due 8/1/25	241,273	255,434
	4.00%, due 1/1/31	569,935	601,092
	4.00%, due 11/1/41	242,291	253,353
	4.00%, due 1/1/42	288,656	301,907
	4.00%, due 3/1/42	4,151,336	4,342,962
	4.00%, due 4/1/42	5,950,901	6,222,655
	4.00%, due 5/1/42	501,964	524,962
	4.50%, due 4/1/22	181,714	192,478
	4.50%, due 4/1/23	41,935	44,383
	4.50%, due 6/1/24	103,403	109,361
	4.50%, due 7/1/24	246,265	260,295
	4.50%, due 5/1/25	593,348	627,656
	4.50%, due 4/1/31	568,245	614,800
	4.50%, due 9/1/35	284,437	302,983
	4.50%, due 2/1/39	517,729	550,803
	4.50%, due 4/1/39	409,229	435,042
	4.50%, due 5/1/39 TBA (g)	2,200,000	2,334,406
	4.50%, due 6/1/39	870,536	926,249
	4.50%, due 11/1/39	3,421,312	3,641,102
	4.50%, due 12/1/39	399,242	424,797
	4.50%, due 8/1/40	306,962	327,048
	4.50%, due 9/1/40	1,661,574	1,769,588
	4.50%, due 11/1/40	956,189	1,021,599
	5.00%, due 3/1/23	18,073	19,149
	5.00%, due 6/1/23	246,511	266,100
	5.00%, due 8/1/23	33,699	36,398
	5.00%, due 7/1/24	204,425	220,812
	5.00%, due 3/1/25	483,149	521,726
	5.00%, due 6/1/30	491,927	530,438
	5.00%, due 8/1/35	203,168	219,369
	5.00%, due 4/1/37	3,357,053	3,624,166
	5.00%, due 8/1/37	747,341	804,097
	5.00%, due 3/1/40	2,717,649	2,954,860
	5.50%, due 12/1/18	187,936	199,280
	5.50%, due 9/1/21	242,453	262,060
	5.50%, due 9/1/22	143,679	155,094
	5.50%, due 9/1/37	1,603,539	1,734,059
	5.50%, due 8/1/38	715,902	774,173
	5.50%, due 12/1/38	1,899,646	2,054,269
	6.00%, due 7/1/21	691,733	755,471
	6.00%, due 8/1/36	783,339	852,514
	6.00%, due 9/1/37	846,051	920,764
	6.00%, due 5/1/40	1,790,462	1,964,987
	6.50%, due 7/1/17	32,112	32,370
	6.50%, due 11/1/35	72,337	81,737
	6.50%, due 8/1/37	152,847	170,969
	6.50%, due 11/1/37	262,091	289,917
	6.50%, due 9/1/39	577,895	639,248
	7.00%, due 1/1/33	593,222	677,143
	7.00%, due 9/1/33	196,383	225,558
			83,191,149
¤	Federal National Mortgage Association 3.0%
	0.50%, due 7/2/15	6,000,000	6,016,176
	0.60%, due 3/4/16	1,200,000	1,197,200
	0.625%, due 8/26/16	8,500,000	8,474,976
	0.70%, due 9/6/16	2,000,000	1,992,100
	1.00%, due 12/28/17	1,500,000	1,471,356
	1.00%, due 2/15/18	2,700,000	2,636,070
	1.25%, due 1/30/17	5,000,000	5,056,065
	2.75%, due 3/13/14	4,600,000	4,655,163
			31,499,106
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 15.8%
	1.625%, due 11/27/18	8,300,000	8,265,348
	2.25%, due 6/1/42 (a)	1,315,699	1,344,603
	2.50%, due 2/1/28	4,000,000	4,026,072
	2.50%, due 5/1/28	4,700,000	4,730,562
	2.50%, due 9/1/28	1,000,000	1,006,515
	2.718%, due 1/1/42 (a)	2,840,634	2,937,963
	3.00%, due 1/1/27 TBA (g)	9,100,000	9,395,750
	3.00%, due 10/1/42 TBA (g)	11,700,000	11,429,438
	3.00%, due 7/1/43	5,100,000	4,986,682
	3.00%, due 8/1/43	5,100,001	4,986,683
	3.50%, due 10/1/20	1,522,297	1,615,199
	3.50%, due 1/1/26 TBA (g)	1,200,000	1,262,062
	3.50%, due 6/1/26	2,501,668	2,641,072
	3.50%, due 2/1/32	966,411	1,003,847
	3.50%, due 4/1/32	1,316,989	1,367,995
	3.50%, due 11/1/40	543,822	554,003
	3.50%, due 4/1/42 TBA (g)	20,400,000	20,699,626
	4.00%, due 8/1/18	813,059	862,995
	4.00%, due 10/1/20	255	270
	4.00%, due 3/1/22	172,967	185,355
	4.00%, due 4/1/24	1,522,519	1,616,765
	4.00%, due 12/1/24	127,187	135,093
	4.00%, due 12/1/25	2,693,669	2,859,819
	4.00%, due 4/1/31	888,776	947,664
	4.00%, due 12/1/39	276,789	290,617
	4.00%, due 7/1/40	1,384,316	1,452,323
	4.00%, due 1/1/41 TBA (g)	15,200,000	15,891,124
	4.00%, due 11/1/41	2,911,491	3,056,372
	4.00%, due 3/1/42	1,781,531	1,869,715
	4.00%, due 5/1/42	2,983,219	3,130,635
	4.50%, due 5/1/24	860,712	914,757
	4.50%, due 7/1/26	1,231,330	1,309,093
	4.50%, due 4/1/31	856,818	925,310
	4.50%, due 11/1/35	626,368	669,453
	4.50%, due 8/1/39 TBA (g)	3,800,000	4,047,000
	4.50%, due 4/1/41	1,501,047	1,604,234
	4.50%, due 5/1/41	2,199,949	2,357,834
	4.50%, due 7/1/41	4,638,785	4,962,155
	4.50%, due 9/1/41	1,774,749	1,896,309
	5.00%, due 12/1/23	993,612	1,065,422
	5.00%, due 4/1/29	160,895	174,717
	5.00%, due 4/1/31	666,659	725,759
	5.00%, due 3/1/34	1,073,221	1,171,449
	5.00%, due 4/1/34	1,372,193	1,514,268
	5.00%, due 4/1/35	669,242	726,436
	5.00%, due 2/1/36	647,682	702,177
	5.00%, due 2/1/37 TBA (g)	1,000,000	1,081,563
	5.00%, due 5/1/37	1,271	1,376
	5.00%, due 6/1/37	783,392	847,641
	5.00%, due 2/1/38	2,311,041	2,507,012
	5.00%, due 5/1/38	1,480,707	1,602,144
	5.00%, due 7/1/38	675,203	736,967
	5.00%, due 10/1/39	637,589	699,591
	5.50%, due 5/1/16	13,230	13,922
	5.50%, due 1/1/21	7,316	7,916
	5.50%, due 12/1/21	20,187	21,938
	5.50%, due 1/1/22	93,016	97,976
	5.50%, due 2/1/22	5,302	5,761
	5.50%, due 10/1/28	1,592,774	1,737,084
	5.50%, due 4/1/34	381,898	417,111
	5.50%, due 12/1/34 TBA (g)	1,500,000	1,632,656
	5.50%, due 7/1/35	67,541	73,483
	5.50%, due 2/1/37	613,578	667,683
	5.50%, due 8/1/37	395,523	430,841
	5.50%, due 2/1/38	297,303	323,458
	5.50%, due 3/1/38	1,368,269	1,488,644
	5.50%, due 7/1/38	304,158	330,917
	5.50%, due 1/1/39	2,061,583	2,244,238
	5.50%, due 2/1/39	803,436	875,779
	5.50%, due 11/1/39	406,577	442,402
	5.50%, due 6/1/40	303,129	329,851
	6.00%, due 3/1/36	155,139	169,305
	6.00%, due 11/1/37	471,900	514,991
	6.00%, due 10/1/38	2,110,268	2,303,476
	6.00%, due 12/1/38	1,385,499	1,512,015
	6.00%, due 4/1/40	625,347	684,622
	6.50%, due 10/1/36	164,923	182,468
	6.50%, due 1/1/37	393,250	434,629
	6.50%, due 8/1/37	41,247	45,587
	6.50%, due 10/1/37	261,182	293,635
	7.00%, due 9/1/37	107,603	123,837
	7.00%, due 10/1/37	3,428	3,795
	7.00%, due 11/1/37	12,326	14,456
	7.50%, due 7/1/28	46,415	52,801
			164,272,111
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.3%
	3.00%, due 12/1/42 TBA (g)	500,000	492,813
	3.00%, due 7/15/43	1,099,999	1,086,586
	3.00%, due 8/15/43	1,999,801	1,974,919
	3.00%, due 8/20/43	10,876,672	10,766,633
	3.00%, due 9/15/43	500,000	493,779
	3.50%, due 6/1/42 TBA (g)	8,500,000	8,766,798
	3.50%, due 4/15/43	9,100,000	9,384,432
	4.00%, due 8/1/40 TBA (g)	1,300,000	1,371,094
	4.00%, due 10/15/41	4,094,774	4,326,370
	4.00%, due 1/20/42	3,571,544	3,787,326
	4.00%, due 2/20/42	1,458,352	1,546,559
	4.50%, due 4/15/39	489,416	526,086
	4.50%, due 6/15/39	3,775,098	4,058,216
	4.50%, due 6/15/40	711,948	767,528
	4.50%, due 6/20/40	1,734,247	1,876,329
	4.50%, due 9/15/40	4,268,339	4,629,557
	4.50%, due 3/15/41	285,528	308,206
	4.50%, due 3/20/41	662,129	715,686
	4.50%, due 4/20/41	544,885	588,116
	4.50%, due 9/20/41	975,493	1,052,889
	4.50%, due 12/20/41	176,519	190,215
	4.50%, due 4/20/42	385,280	416,726
	5.00%, due 1/15/39	130,682	142,212
	5.00%, due 3/15/39	70,918	77,167
	5.00%, due 8/15/39	174,462	189,686
	5.00%, due 9/15/39	1,362,841	1,487,164
	5.00%, due 6/15/40	1,199,835	1,308,841
	5.00%, due 7/15/40	907,062	990,139
	5.00%, due 9/20/40	4,304,787	4,718,148
	5.00%, due 10/20/41	294,358	321,662
	5.50%, due 1/20/35	13,934	15,449
	5.50%, due 7/15/35	182,623	201,432
	5.50%, due 8/15/35	155,268	171,811
	5.50%, due 5/15/36	162,263	178,669
	5.50%, due 6/15/38	195,955	214,408
	5.50%, due 1/15/39	325,198	356,578
	5.50%, due 3/20/39	1,210,230	1,330,534
	5.50%, due 7/15/39	315,935	346,515
	5.50%, due 12/15/39	109,374	119,967
	5.50%, due 2/15/40	610,821	669,635
	6.00%, due 1/15/36	193,888	214,036
	6.00%, due 11/15/37	122,226	134,946
	6.00%, due 12/15/37	887,458	980,253
	6.00%, due 9/15/38	771,215	850,010
	6.00%, due 10/15/38	245,757	271,529
	6.50%, due 1/15/36	321,157	360,000
	6.50%, due 3/15/36	117,131	131,926
	6.50%, due 6/15/36	127,570	144,308
	6.50%, due 9/15/36	45,216	51,074
	6.50%, due 7/15/37	138,909	157,094
	7.00%, due 7/15/31	42,762	46,632
			75,308,688
	United States Treasury Bonds 0.9%
	2.875%, due 5/15/43	4,175,000	3,543,531
	3.125%, due 2/15/43	370,000	331,497
	3.625%, due 8/15/43	3,000,000	2,965,314
	4.25%, due 11/15/40	1,800,000	1,994,906
	4.75%, due 2/15/41	520,000	623,106
			9,458,354
¤	United States Treasury Notes 5.2%
	0.25%, due 7/31/15	4,000,000	3,997,032
	0.375%, due 8/31/15	755,000	755,885
	0.50%, due 6/15/16	2,300,000	2,297,843
	0.625%, due 7/15/16	4,500,000	4,505,976
	0.625%, due 8/15/16	1,275,000	1,275,797
	0.875%, due 9/15/16	13,000,000	13,095,472
	1.375%, due 9/30/18	11,800,000	11,791,703
	1.375%, due 5/31/20	5,000,000	4,824,610
	1.50%, due 8/31/18	2,425,000	2,441,104
	2.50%, due 8/15/23	9,315,000	9,220,397
			54,205,819
	Total U.S. Government & Federal Agencies
	(Cost $438,675,959)		442,436,595
	Total Long-Term Bonds
	(Cost $1,030,363,493)		1,032,794,587

		Principal
		Amount	Value
	Short-Term Investments 10.4%
	Financial Company Commercial Paper 1.9%
	John Deere Bank S.A.
	0.071%, due 10/2/13 (b)(h)	5,000,000	4,999,990
	National Rural Utilities Cooperative
	0.101%, due 10/4/13 (h)	15,000,000	14,999,875
	Total Financial Company Commercial Paper
	(Cost $19,999,865)		19,999,865

	Other Commercial Paper 6.7%
	Brown-Forman Corp.
	0.14%, due 10/7/13 (b)(h)	7,000,000	6,999,837
	ConocoPhillips Qatar Funding Ltd.
	0.071%, due 10/7/13 (b)(h)	12,000,000	11,999,860
	Dover Corp.
	0.05%, due 10/15/13 (b)(h)	10,000,000	9,999,806
	Motiva Enterprises LLC
	0.112%, due 10/4/13 (h)	12,000,000	11,999,890
	Oglethorpe Power Corp.
	0.203%, due 10/16/13 (b)(h)	10,000,000	9,999,167
	Praxair, Inc.
	0.061%, due 10/10/13 (h)	6,185,000	6,184,907
	Southern Co. Funding Corp.
	0.15%, due 10/9/13 (b)(h)	5,000,000	4,999,833
	Wal-Mart Stores, Inc.
	0.04%, due 10/2/13 (b)(h)	5,000,000	4,999,994
	WGL Holdings, Inc.
	0.162%, due 10/17/13 (b)(h)	2,570,000	2,569,818
	Total Other Commercial Paper
	(Cost $69,753,112)		69,753,112
	Repurchase Agreements 1.8%
	State Street Bank and Trust Co.
	0.00%, dated 9/30/13
	due 10/1/13
	Proceeds at Maturity $29,635 (Collateralized by a Federal National Mortage
	Association security with a rate of 2.14% and a maturity date of 11/7/22, with a
	Principal Amount of $35,000 and a Market Value of $32,552)	29,635	29,635
	TD Securities (U.S.A.) LLC
	0.06%, dated 9/30/13
	due 10/1/13
	Proceeds at Maturity $18,949,032 (Collateralized by United States Treasury Notes
	with rates between 2.625% and 4.50% and maturity dates between 11/15/20 and
	8/15/39, with a Principal Amount of $17,276,900 and a Market Value of
	$19,327,992)	18,949,000	18,949,000
	Total Repurchase Agreements
	(Cost $18,978,635)		18,978,635
	Total Short-Term Investments
	(Cost $108,731,612)		108,731,612
	Total Investments
	(Cost $1,139,095,105) (i)	109.8%	1,141,526,199
	Other Assets, Less Liabilities	(9.8)	(102,148,048)
	Net Assets	100.0%	$1,039,378,151

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.

(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown is the rate in effect as of September 30, 2013.
(d)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of September 30, 2013 is $9,552,604, which represents 0.9% of the Portfolio's net assets.
(e)	Fair valued security - The total market value of these securities as of September 30, 2013 is $56,266,907, which represents 5.4% of the Portfolio's net assets.
(f)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2013.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of September 30, 2013, is $96,911,221, which represents 9.3% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(h)	Interest rate presented is yield to maturity.
(i)	As of September 30, 2013, cost is $1,139,309,360 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,829,764
Gross unrealized depreciation	(15,612,925)
Net unrealized appreciation	$2,216,839

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$45,742,878	$56,266,907	$102,009,785
Corporate Bonds	—	407,173,446	—	407,173,446
Foreign Government Bonds	—	12,101,165	—	12,101,165
Mortgage-Backed Securities	—	59,706,240	—	59,706,240
Municipal Bonds	—	9,367,356	—	9,367,356
U.S. Government & Federal Agencies	—	442,436,595	—	442,436,595
Total Long-Term Bonds	—	976,527,680	56,266,907	1,032,794,587
Short-Term Investments
Financial Company Commercial Paper	—	19,999,865	—	19,999,865
Other Commercial Paper	—	69,753,112	—	69,753,112
Repurchase Agreements	—	18,978,635	—	18,978,635
Total Short-Term Investments	—	108,731,612	—	108,731,612
Total Investments in Securities	$—	$1,085,259,292	$56,266,907	$1,141,526,199

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $56,266,907 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Long-Term Bonds
Asset-Backed Securities
Other ABS	$—	$812	$—	$(334,854)	$56,600,949	$—	$—	$—	$56,266,907	$(334,854)
Total	$—	$812	$—	$(334,854)	$56,600,949	$—	$—	$—	$56,266,907	$(334,854)

MainStay VP Cash Management Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.6%†
Certificates of Deposit 8.2%
Bank of Montreal 0.10%, due 10/21/13	$15,277,000	$15,277,000
Royal Bank of Canada
0.182%, due 3/13/14 (a)	6,065,000	6,065,000
0.262%, due 4/15/14 (a)	6,075,000	6,075,000
0.31%, due 1/30/14 (a)	6,225,000	6,225,000
Toronto-Dominion Bank (The)
0.229%, due 9/2/14 (a)	5,400,000	5,400,000
0.232%, due 11/15/13 (a)	6,020,000	6,020,000
Toronto-Dominion Holdings U.S.A., Inc. 0.266%, due 10/21/13 (a)	6,165,000	6,165,000
Wells Fargo Bank NA 0.232%, due 3/7/14 (a)	6,000,000	6,000,000
		57,227,000
Financial Company Commercial Paper 14.6%
CPPIB Capital, Inc. 0.13%, due 10/22/13 (b)(c)	8,990,000	8,989,318
Glaxosmithkline Finance PLC
0.06%, due 10/2/13 (b)(c)	9,180,000	9,179,985
0.07%, due 10/18/13 (b)(c)	9,000,000	8,999,702
John Deere Financial Ltd. 0.07%, due 10/4/13 (b)(c)	6,000,000	5,999,965
JPMorgan Chase & Co. 0.348%, due 1/16/14 (b)	6,200,000	6,200,000
National Australia Funding Delaware, Inc. 0.14%, due 11/25/13 (b)(c)	13,000,000	12,997,219
National Rural Utilities Cooperative Finance Corp.
0.09%, due 10/28/13 (b)	6,105,000	6,104,588
0.10%, due 10/15/13 (b)	7,930,000	7,929,692
Nationwide Life Insurance Co.
0.13%, due 10/9/13 (b)(c)	11,590,000	11,589,665
0.14%, due 10/15/13 (b)(c)	6,070,000	6,069,670
U.S. Bank NA 0.13%, due 10/8/13 (b)	18,118,000	18,118,000
		102,177,804
Other Commercial Paper 42.0%
3M Co. 0.05%, due 11/18/13 (b)(c)	830,000	829,945
Air Products & Chemicals, Inc. 0.07%, due 10/17/13 (b)(c)	12,470,000	12,469,612
American Honda Finance Corp. 0.115%, due 10/28/13 (b)	16,105,000	16,103,611
BHP Billiton Finance (USA) Ltd. 0.09%, due 10/16/13 (b)(c)	9,095,000	9,094,659
Brown-Forman Corp.
0.14%, due 10/4/13 (b)(c)	9,055,000	9,054,894
0.14%, due 10/7/13 (b)(c)	5,412,000	5,411,874
Caterpillar Financial Services Corp.
0.06%, due 10/29/13 (b)	7,080,000	7,079,670
0.08%, due 10/25/13 (b)	2,540,000	2,539,865
Chevron Corp.
0.03%, due 10/1/13 (b)(c)	6,120,000	6,120,000
0.06%, due 10/7/13 (b)(c)	15,100,000	15,099,849
Coca-Cola Co. (The) 0.05%, due 10/8/13 (b)(c)	12,130,000	12,129,882
ConocoPhillips Qatar Funding Ltd.
0.07%, due 10/21/13 (b)(c)	2,810,000	2,809,891
0.11%, due 10/21/13 (b)(c)	4,575,000	4,574,720
Dover Corp. 0.05%, due 10/15/13 (b)(c)	15,260,000	15,259,703
E.I. du Pont de Nemours & Co. 0.05%, due 10/21/13 (b)(c)	3,565,000	3,564,901
Florida Power & Light Co. 0.14%, due 10/4/13 (b)	9,000,000	8,999,895
Johnson & Johnson 0.05%, due 10/7/13 (b)(c)	6,070,000	6,069,949
L'Oreal U.S.A., Inc. 0.07%, due 10/11/13 (b)(c)	9,600,000	9,599,813
Microsoft Corp.
0.06%, due 11/13/13 (b)(c)	6,639,000	6,638,524
0.08%, due 12/11/13 (b)(c)	8,450,000	8,448,667
Pfizer, Inc. 0.04%, due 10/3/13 (b)(c)	6,095,000	6,094,986
Province of Quebec Canada
0.10%, due 10/10/13 (b)(c)	6,200,000	6,199,845
0.10%, due 12/20/13 (b)(c)	6,065,000	6,063,652
Southern Co. Funding Corp.
0.15%, due 10/9/13 (b)(c)	13,960,000	13,959,535
0.16%, due 10/24/13 (b)(c)	7,340,000	7,339,250
St. Jude Medical, Inc. 0.18%, due 10/25/13 (b)(c)	15,170,000	15,168,180
UnitedHealth Group, Inc. 0.14%, due 10/3/13 (b)(c)	15,260,000	15,259,881
Wal-Mart Stores, Inc.
0.04%, due 10/2/13 (b)(c)	11,000,000	10,999,988
0.05%, due 10/7/13 (b)(c)	12,170,000	12,169,899
WGL Holdings, Inc.
0.15%, due 10/3/13 (b)(c)	6,010,000	6,009,950
0.15%, due 10/10/13 (b)(c)	7,000,000	6,999,737
0.17%, due 10/4/13 (b)(c)	4,215,000	4,214,940
0.17%, due 10/7/13 (b)(c)	6,040,000	6,039,829
Wisconsin Gas LLC
0.15%, due 10/2/13 (b)	6,120,000	6,119,975
0.15%, due 10/4/13 (b)	10,217,000	10,216,872
		294,756,443
Other Notes 12.5%
American Honda Finance Corp. 0.296%, due 11/8/13 (a)(c)	6,195,000	6,195,000
ARI Fleet Lease Trust Series 2013-A, Class A1 0.26%, due 4/15/14 (c)	1,907,966	1,907,966
CCG Receivables Trust Series 2013-1, Class A1 0.37%, due 4/14/14 (c)	1,808,873	1,808,873
Coca-Cola Co. (The) 0.204%, due 3/14/14 (a)	6,195,000	6,195,525
E.I. du Pont de Nemours & Co. 0.671%, due 3/25/14 (a)	5,945,000	5,958,521
Enterprise Fleet Financing LLC
Series 2013-1, Class A1 0.26%, due 3/20/14 (c)	1,622,278	1,622,278
Series 2013-2, Class A1 0.29%, due 8/20/14 (c)	2,906,707	2,906,707
Fifth Third Auto Trust Series 2013-A, Class A1 0.22%, due 4/15/14	889,214	889,214
GE Equipment Transportation LLC Series 2013-1, Class A1 0.26%, due 3/24/14	864,979	864,979
Great America Leasing Receivables Series 2013-1, Class A1 0.24%, due 2/18/14 (c)	1,153,714	1,153,714
Hyundai Auto Receivables Trust Series 2013-B, Class A1 0.25%, due 7/15/14	3,576,025	3,576,025
International Bank for Reconstruction & Development (zero coupon), due 11/1/13	15,090,000	15,089,415
John Deere Owner Trust
Series 2013-A, Class A1 0.25%, due 5/2/14	2,068,973	2,068,973
Series 2013-B, Class A1 0.25%, due 9/26/14	3,750,000	3,750,000
M&T Bank Auto Receivables Trust Series 2013-1A, Class A1 0.25%, due 9/15/14 (c)	3,035,000	3,035,000
Mercedes-Benz Auto Lease Trust Series 2013-A, Class A1 0.27%, due 5/15/14	1,244,264	1,244,264
MetLife Institutional Funding II 0.339%, due 1/10/14 (a)(c)	6,250,000	6,250,000
MMAF Equipment Finance LLC Series 2013-AA, Class A1 0.28%, due 9/5/14 (c)	3,466,042	3,466,345
National Rural Utilities Cooperative Finance Corp. 0.346%, due 2/18/14 (a)	6,200,000	6,200,000
Nissan Auto Lease Trust Series 2013-A, Class A1 0.23%, due 6/16/14	2,890,127	2,890,127
Procter & Gamble Co. (The) 0.165%, due 2/14/14 (a)	6,210,000	6,209,125
Volkswagen Auto Loan Enhanced Trust Series 2013-1, Class A1 0.20%, due 3/20/14	524,663	524,663
Volvo Financial Equipment LLC Series 2013-1A, Class A1 0.26%, due 4/15/14 (c)	1,495,773	1,495,773
World Omni Auto Receivables Trust Series 2013-A, Class A1 0.23%, due 6/16/14	2,231,763	2,231,763
		87,534,250
Treasury Debt 13.5%
United States Treasury Bills
0.001%, due 10/3/13 (b)	9,000,000	9,000,000
0.061%, due 10/24/13 (b)	9,180,000	9,179,645
0.061%, due 10/31/13 (b)	9,180,000	9,179,537
United States Treasury Notes
0.125%, due 12/31/13	6,210,000	6,209,243
0.125%, due 7/31/14	6,000,000	5,998,967
0.25%, due 10/31/13	6,165,000	6,165,171
0.25%, due 11/30/13	6,200,000	6,200,258
0.25%, due 1/31/14	6,210,000	6,211,357
0.25%, due 2/28/14	6,205,000	6,206,772
0.25%, due 3/31/14	6,160,000	6,163,627
0.25%, due 4/30/14	6,135,000	6,138,564
0.25%, due 5/31/14	6,165,000	6,168,814
0.25%, due 10/31/14	6,105,000	6,113,088
2.625%, due 6/30/14	6,000,000	6,111,002
		95,046,045
Treasury Repurchase Agreements 8.8%
Bank of America N.A. 0.03%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $30,000,025 (Collateralized by a United States Treasury Note with a rate of 0.875% and a maturity date of 9/15/16, with a Principal Amount of $30,373,100 and a Market Value of $30,600,065)	30,000,000	30,000,000
Deutsche Bank Securities, Inc. 0.05%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $14,840,021 (Collateralized by United States Treasury securities with rates between 0.75% and 2.00% and maturity dates between 1/15/26 and 2/15/42, with a Principal Amount of $14,537,200 and a Market Value of $15,136,884)	14,840,000	14,840,000
TD Securities (U.S.A.) LLC 0.06%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $17,000,028 (Collateralized by United States Treasury securities with rates between 1.50% and 4.50% and maturity dates between 8/31/18 and 11/15/39, with a Principal Amount of $15,273,400 and a Market Value of $17,340,066)	17,000,000	17,000,000
		61,840,000
Total Short-Term Investments (Amortized Cost $698,581,542) (d)	99.6%	698,581,542

Other Assets, Less Liabilities	0.4	2,739,959
Net Assets	100.0%	$701,321,501

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(b)	Interest rate presented is yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$57,227,000	$—	$57,227,000
Financial Company Commercial Paper	—	102,177,804	—	102,177,804
Other Commercial Paper	—	294,756,443	—	294,756,443
Other Notes	—	87,534,250	—	87,534,250
Treasury Debt	—	95,046,045	—	95,046,045
Treasury Repurchase Agreements	—	61,840,000	—	61,840,000
Total Investments in Securities	$—	$698,581,542	$—	$698,581,542

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 1.9%
	Alliant Techsystems, Inc.	13,504	$1,317,450
	Boeing Co. (The)	51,910	6,099,425
	General Dynamics Corp.	15,090	1,320,677
	L-3 Communications Holdings, Inc.	10,187	962,671
	Northrop Grumman Corp.	4,161	396,377
	Raytheon Co.	2,448	188,667
	United Technologies Corp.	12,847	1,385,164
			11,670,431
	Air Freight & Logistics 0.5%
	FedEx Corp.	9,477	1,081,420
	United Parcel Service, Inc. Class B	22,445	2,050,800
			3,132,220
	Airlines 1.0%
	Alaska Air Group, Inc.	44,957	2,815,207
	Delta Air Lines, Inc.	4,055	95,658
	Southwest Airlines Co.	223,406	3,252,791
			6,163,656
	Auto Components 0.9%
	Gentex Corp.	97,540	2,496,049
	Goodyear Tire & Rubber Co. (The) (a)	121,649	2,731,020
			5,227,069
	Automobiles 0.1%
	General Motors Co. (a)	15,880	571,204

	Beverages 1.9%
	Coca-Cola Co. (The)	97,119	3,678,868
	PepsiCo., Inc.	94,884	7,543,278
			11,222,146
	Biotechnology 3.9%
	Amgen, Inc.	54,243	6,071,961
	Biogen Idec, Inc. (a)	8,723	2,100,150
	Celgene Corp. (a)	35,739	5,501,304
	Gilead Sciences, Inc. (a)	100,896	6,340,305
	United Therapeutics Corp. (a)	36,241	2,857,603
	Vertex Pharmaceuticals, Inc. (a)	9,603	728,099
			23,599,422
	Capital Markets 1.1%
	Ameriprise Financial, Inc.	3,671	334,355
	Bank of New York Mellon Corp.	65,400	1,974,426
	Goldman Sachs Group, Inc. (The)	902	142,706
	Raymond James Financial, Inc.	614	25,585
	State Street Corp.	48,792	3,208,074
	Waddell & Reed Financial, Inc. Class A	21,161	1,089,368
			6,774,514
	Chemicals 2.1%
	CF Industries Holdings, Inc.	8,150	1,718,264
	Dow Chemical Co. (The)	114,762	4,406,861
	LyondellBasell Industries, N.V. Class A	53,345	3,906,454
	PPG Industries, Inc.	14,327	2,393,469
			12,425,048
	Commercial Banks 2.0%
	Comerica, Inc.	58,772	2,310,327
	Fifth Third Bancorp	179,242	3,233,526
	First Niagara Financial Group, Inc.	100,437	1,041,532
	KeyCorp	6,456	73,598
	U.S. Bancorp	1,604	58,674
	Wells Fargo & Co.	133,830	5,529,856
			12,247,513
	Commercial Services & Supplies 0.8%
	Pitney Bowes, Inc.	159,574	2,902,651
	R.R. Donnelley & Sons Co.	74,418	1,175,804
	Tyco International, Ltd.	18,464	645,871
			4,724,326
	Communications Equipment 1.4%
	Cisco Systems, Inc.	141,490	3,313,696
	Harris Corp.	51,229	3,037,880
	QUALCOMM, Inc.	29,314	1,974,591
			8,326,167
	Computers & Peripherals 5.9%
¤	Apple, Inc.	43,081	20,538,867
	EMC Corp.	69,074	1,765,531
	Hewlett-Packard Co.	192,753	4,043,958
	NetApp, Inc.	10,223	435,704
	SanDisk Corp.	32,612	1,940,740
	Seagate Technology PLC	79,401	3,473,000
	Western Digital Corp.	50,100	3,176,340
			35,374,140
	Consumer Finance 0.9%
	American Express Co.	73,579	5,556,686

	Containers & Packaging 0.8%
	Avery Dennison Corp.	14,576	634,347
	Packaging Corporation of America	25,768	1,471,095
	Sealed Air Corp.	96,993	2,637,240
			4,742,682
	Diversified Consumer Services 0.3%
	H&R Block, Inc.	19,647	523,789
	Service Corp. International	63,742	1,186,876
			1,710,665
	Diversified Financial Services 5.0%
	Bank of America Corp.	243,073	3,354,407
	Berkshire Hathaway, Inc. Class B (a)	72,899	8,274,766
	Citigroup, Inc.	68,721	3,333,656
¤	JPMorgan Chase & Co.	201,759	10,428,923
	Leucadia National Corp.	27,265	742,699
	McGraw Hill Financial, Inc.	10,943	717,751
	Moody's Corp.	7,719	542,877
	NASDAQ OMX Group, Inc. (The)	90,037	2,889,287
			30,284,366
	Diversified Telecommunication Services 3.0%
¤	AT&T, Inc.	293,391	9,922,484
	Frontier Communications Corp.	62,472	260,508
	Verizon Communications, Inc.	170,233	7,943,072
			18,126,064
	Electric Utilities 0.6%
	American Electric Power Co., Inc.	3,111	134,862
	Duke Energy Corp.	11,005	734,914
	Southern Co. (The)	73,315	3,019,111
			3,888,887
	Electrical Equipment 0.5%
	Emerson Electric Co.	3,801	245,925
	Rockwell Automation, Inc.	24,198	2,587,734
			2,833,659
	Electronic Equipment & Instruments 0.1%
	TE Connectivity, Ltd.	16,367	847,483

	Energy Equipment & Services 0.9%
	Halliburton Co.	6,886	331,561
	Nabors Industries, Ltd.	9,110	146,307
	Oil States International, Inc. (a)	28,044	2,901,432
	Schlumberger, Ltd.	21,247	1,877,385
			5,256,685
	Food & Staples Retailing 3.5%
	Costco Wholesale Corp.	3,251	374,255
	CVS Caremark Corp.	31,402	1,782,064
	Kroger Co. (The)	89,280	3,601,555
	Safeway, Inc.	103,717	3,317,907
	Wal-Mart Stores, Inc.	101,329	7,494,293
	Walgreen Co.	85,964	4,624,863
			21,194,937
	Food Products 2.5%
	Archer-Daniels-Midland Co.	98,900	3,643,476
	General Mills, Inc.	80,106	3,838,680
	Green Mountain Coffee Roasters, Inc. (a)	17,967	1,353,454
	Kraft Foods Group, Inc.	23,730	1,244,401
	Mondelez International, Inc. Class A	71,264	2,239,115
	Tyson Foods, Inc. Class A	98,668	2,790,331
			15,109,457
	Health Care Equipment & Supplies 1.0%
	Abbott Laboratories	62,190	2,064,086
	Boston Scientific Corp. (a)	292,140	3,429,723
	Medtronic, Inc.	10,335	550,339
			6,044,148
	Health Care Providers & Services 3.7%
	AmerisourceBergen Corp.	54,604	3,336,304
	Cardinal Health, Inc.	65,043	3,391,992
	Community Health Systems, Inc.	9,747	404,501
	Express Scripts Holding Co. (a)	75,437	4,660,498
	McKesson Corp.	30,321	3,890,184
	Omnicare, Inc.	49,506	2,747,583
	UnitedHealth Group, Inc.	2,767	198,145
	Universal Health Services, Inc. Class B	2,607	195,499
	WellPoint, Inc.	44,159	3,692,134
			22,516,840
	Hotels, Restaurants & Leisure 1.1%
	International Game Technology	70,318	1,331,120
	Marriott International, Inc. Class A	39,417	1,657,879
	McDonald's Corp.	22,354	2,150,679
	Wyndham Worldwide Corp.	14,728	897,966
	Wynn Resorts, Ltd.	3,828	604,862
			6,642,506
	Household Durables 0.2%
	PulteGroup, Inc.	90,357	1,490,890

	Household Products 2.0%
	Energizer Holdings, Inc.	27,893	2,542,447
	Kimberly-Clark Corp.	23,299	2,195,232
	Procter & Gamble Co. (The)	98,241	7,426,037
			12,163,716
	Independent Power Producers & Energy Traders 0.5%
	AES Corp. (The)	230,646	3,065,285

	Industrial Conglomerates 1.5%
	3M Co.	14,095	1,683,084
	General Electric Co.	300,688	7,183,436
			8,866,520
	Insurance 5.1%
	Aflac, Inc.	62,549	3,877,412
	Alleghany Corp. (a)	3,356	1,374,785
	Allstate Corp. (The)	2,595	131,177
	American International Group, Inc.	114,573	5,571,685
	Assurant, Inc.	46,398	2,510,132
	Everest Re Group, Ltd.	8,951	1,301,565
	Genworth Financial, Inc. Class A (a)	239,420	3,062,182
	Lincoln National Corp.	74,264	3,118,345
	Progressive Corp. (The)	38,137	1,038,471
	Protective Life Corp.	63,694	2,710,180
	Travelers Companies, Inc. (The)	26,320	2,231,146
	Unum Group	92,973	2,830,098
	XL Group PLC	24,236	746,954
			30,504,132
	Internet & Catalog Retail 1.2%
	Amazon.com, Inc. (a)	13,700	4,283,168
	Expedia, Inc.	57,416	2,973,575
			7,256,743
	Internet Software & Services 2.0%
¤	Google, Inc. Class A (a)	10,246	8,974,574
	VeriSign, Inc. (a)	59,764	3,041,390
			12,015,964
	IT Services 3.9%
	Accenture PLC Class A	31,569	2,324,741
	Broadridge Financial Solutions, Inc.	41,852	1,328,801
	Computer Sciences Corp.	58,166	3,009,509
¤	International Business Machines Corp.	55,974	10,365,265
	MasterCard, Inc. Class A	92	61,896
	Total System Services, Inc.	72,799	2,141,747
	Visa, Inc. Class A	5,717	1,092,519
	Western Union Co. (The)	168,655	3,147,102
			23,471,580
	Leisure Equipment & Products 0.5%
	Hasbro, Inc.	62,128	2,928,714

	Life Sciences Tools & Services 0.0%‡
	Agilent Technologies, Inc.	5,432	278,390

	Machinery 1.5%
	AGCO Corp.	45,779	2,765,967
	Cummins, Inc.	12,032	1,598,692
	Dover Corp.	19,145	1,719,795
	Oshkosh Corp. (a)	57,325	2,807,779
			8,892,233
	Media 4.6%
	Cablevision Systems Corp. Class A	110,331	1,857,974
	Comcast Corp. Class A	142,062	6,414,099
	DIRECTV (a)	59,343	3,545,744
	Gannett Co., Inc.	117,434	3,146,057
	Time Warner Cable, Inc.	35,715	3,985,794
	Twenty-First Century Fox, Inc.	79,474	2,662,379
	Viacom, Inc. Class B	9,904	827,777
	Walt Disney Co. (The)	32,398	2,089,347
	Washington Post Co. (The) Class B	4,848	2,963,825
			27,492,996
	Multiline Retail 0.7%
	Target Corp.	66,049	4,225,815

	Office Electronics 0.5%
	Xerox Corp.	313,114	3,221,943

	Oil, Gas & Consumable Fuels 7.8%
	Anadarko Petroleum Corp.	37,259	3,464,714
	Apache Corp.	7,806	664,603
	Chesapeake Energy Corp.	61,872	1,601,247
¤	Chevron Corp.	99,426	12,080,259
	ConocoPhillips	75,574	5,253,149
¤	Exxon Mobil Corp.	208,097	17,904,666
	Hess Corp.	3,262	252,283
	Marathon Petroleum Corp.	50,603	3,254,785
	Murphy Oil Corp.	8,748	527,679
	Occidental Petroleum Corp.	1,974	184,648
	Phillips 66	16,249	939,517
	Valero Energy Corp.	30,645	1,046,527
			47,174,077
	Paper & Forest Products 0.0%‡
	International Paper Co.	2,666	119,437

	Personal Products 0.1%
	Avon Products, Inc.	27,080	557,848

	Pharmaceuticals 6.2%
	AbbVie, Inc.	63,273	2,830,201
	Bristol-Myers Squibb Co.	126,467	5,852,893
	Eli Lilly & Co.	27,116	1,364,748
	Endo Health Solutions, Inc. (a)	65,340	2,969,049
¤	Johnson & Johnson	124,494	10,792,385
	Merck & Co., Inc.	64,398	3,065,989
¤	Pfizer, Inc.	359,853	10,331,380
	Salix Pharmaceuticals, Ltd. (a)	6,514	435,656
			37,642,301
	Professional Services 0.6%
	Robert Half International, Inc.	12,785	498,999
	Towers Watson & Co. Class A	29,667	3,173,182
			3,672,181
	Real Estate Investment Trusts 0.1%
	Host Hotels & Resorts, Inc.	10,073	177,990
	Public Storage	3,928	630,641
	Simon Property Group, Inc.	506	75,004
			883,635
	Road & Rail 0.4%
	Ryder System, Inc.	996	59,461
	Union Pacific Corp.	16,367	2,542,450
			2,601,911
	Semiconductors & Semiconductor Equipment 2.3%
	First Solar, Inc. (a)	72,996	2,935,169
	Intel Corp.	283,447	6,496,605
	Lam Research Corp. (a)	40,438	2,070,021
	Micron Technology, Inc. (a)	119,129	2,081,184
			13,582,979
	Software 3.8%
¤	Microsoft Corp.	383,716	12,781,580
	Oracle Corp.	227,469	7,545,147
	Symantec Corp.	105,531	2,611,892
			22,938,619
	Specialty Retail 4.0%
	Abercrombie & Fitch Co. Class A	28,763	1,017,347
	Best Buy Co., Inc.	89,592	3,359,700
	GameStop Corp. Class A	60,277	2,992,753
	Gap, Inc. (The)	71,793	2,891,822
	Home Depot, Inc. (The)	93,768	7,112,303
	Lowe's Companies, Inc.	59,776	2,845,935
	Murphy USA, Inc. (a)	2,187	88,333
	PetSmart, Inc.	10,048	766,261
	Staples, Inc.	198,341	2,905,696
			23,980,150
	Textiles, Apparel & Luxury Goods 0.8%
	Fossil Group, Inc. (a)	17,063	1,983,403
	Hanesbrands, Inc.	43,404	2,704,503
			4,687,906
	Tobacco 1.3%
	Altria Group, Inc.	48,744	1,674,356
	Lorillard, Inc.	95	4,254
	Philip Morris International, Inc.	71,603	6,200,104
			7,878,714
	Trading Companies & Distributors 0.2%
	United Rentals, Inc. (a)	25,684	1,497,120

	Total Common Stocks (Cost $499,923,363)		599,304,720

	Exchange Traded Fund 0.8% (b)
	S&P 500 Index - SPDR Trust Series 1	28,250	4,748,825

	Total Exchange Traded Fund (Cost $4,797,473)		4,748,825

	Principal Amount	Value
Short-Term Investment 0.0%‡
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $130,349 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $145,000 and a Market Value of $135,231)	$130,349	130,349

Total Short-Term Investment (Cost $130,349)		130,349
Total Investments (Cost $504,851,185) (c)	100.0%	604,183,894
Other Assets, Less Liabilities	0.0 ‡	11,643
Net Assets	100.0%	$604,195,537

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2013, cost is $511,863,604 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$103,293,190
Gross unrealized depreciation	(10,972,900)
Net unrealized appreciation	$92,320,290

The following abbreviation is used in the above portfolio:
SPDR	- Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$599,304,720	$—	$—	$599,304,720
Exchange Traded Fund	4,748,825	—	—	4,748,825
Short-Term Investment
Repurchase Agreement	—	130,349	—	130,349
Total Investments in Securities	$604,053,545	$130,349	$—	$604,183,894

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 43.9%
MainStay Epoch Global Choice Fund Class I (a)	1,191,529	$24,223,794
MainStay Epoch U.S. All Cap Fund Class I	996,675	27,378,668
MainStay ICAP Equity Fund Class I	402,233	19,351,425
MainStay ICAP International Equity Fund Class I	177,710	6,059,903
MainStay International Opportunities Fund Class I	916,762	7,847,486
MainStay MAP Fund Class I	990,902	42,043,980
MainStay U.S. Equity Opportunities Fund Class I (a)	3,868,936	37,489,993
MainStay VP Cornerstone Growth Fund Initial Class	501,219	15,962,354
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	1,519,021	14,416,723
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (b)	1,371,461	17,022,438
MainStay VP ICAP Select Equity Portfolio Initial Class	7,581	124,382
MainStay VP International Equity Portfolio Initial Class	181,728	2,461,640
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,015,799	41,871,241
MainStay VP Marketfield Fund Initial Class (a)(b)	1,521,379	16,512,704
MainStay VP Mid Cap Core Portfolio Initial Class	1,057,197	16,532,895
MainStay VP S&P 500 Index Portfolio Initial Class	580,486	20,073,159
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)(b)	2,570,381	33,147,002
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,029,078	13,127,595
Total Equity Funds (Cost $311,066,932)		355,647,382
Fixed Income Funds 56.1%
MainStay High Yield Municipal Bond Fund Class I	1,506,936	16,365,323
MainStay High Yield Opportunities Fund Class I	137,778	1,651,955
MainStay Intermediate Term Bond Fund Class I	3,077,783	32,655,280
MainStay Short Duration High Yield Fund Class I (a)	1,920,607	19,225,273
MainStay VP Bond Portfolio Initial Class (a)	17,406,523	251,774,009
MainStay VP Cash Management Portfolio Initial Class	16,004,455	16,005,719
MainStay VP Floating Rate Portfolio Initial Class (a)	7,745,797	71,862,750
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,020,596	21,339,140
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,327,932	24,261,679
Total Fixed Income Funds (Cost $460,500,098)		455,141,128
Total Investments (Cost $771,567,030) (c)	100.0%	810,788,510
Other Assets, Less Liabilities	0.0 ‡	34,442
Net Assets	100.0%	$810,822,952

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2013, cost is $772,682,745 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$46,971,530
Gross unrealized depreciation	(8,865,765)
Net unrealized appreciation	$38,105,765

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$355,647,382	$—	$—	$355,647,382
Fixed Income Funds	455,141,128	—	—	455,141,128
Total Investments	$810,788,510	$—	$—	$810,788,510

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Convertible Securities 94.7%†
	Convertible Bonds 82.1%
	Aerospace & Defense 0.4%
	GenCorp, Inc. 4.063%, due 12/31/39	$1,218,000	$2,202,296

	Airlines 1.3%
	United Airlines, Inc. 4.50%, due 1/15/15	4,303,000	7,333,926

	Auto Manufacturers 2.6%
	Ford Motor Co. 4.25%, due 11/15/16	3,233,000	6,403,361
	Wabash National Corp. 3.375%, due 5/1/18	5,944,000	7,790,355
			14,193,716
	Biotechnology 6.1%
¤	Cubist Pharmaceuticals, Inc.
	1.125%, due 9/1/18 (a)	4,456,000	4,826,405
	1.875%, due 9/1/20 (a)	5,760,000	6,213,600
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	6,792,000	18,919,965
	Medicines Co. (The) 1.375%, due 6/1/17 (a)	2,787,000	3,739,806
			33,699,776
	Commercial Services 2.0%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	1,805,000	4,858,843
	ServiceSource International, Inc. 1.50%, due 8/1/18 (a)	5,999,000	6,287,702
			11,146,545
	Computers 2.5%
¤	EMC Corp. 1.75%, due 12/1/13	6,782,000	10,842,756
	Quantum Corp. 3.50%, due 11/15/15	1,720,000	1,638,300
	Spansion LLC 2.00%, due 9/1/20 (a)	1,158,000	1,116,023
			13,597,079
	Distribution & Wholesale 0.5%
	WESCO International, Inc. 6.00%, due 9/15/29	912,000	2,507,430

	Energy - Alternate Sources 0.5%
	Clean Energy Fuels Corp. 5.25%, due 10/1/18 (a)	2,579,000	2,643,475

	Entertainment 0.8%
	International Game Technology 3.25%, due 5/1/14	4,176,000	4,624,920

	Environmental Controls 1.7%
	Covanta Holding Corp. 3.25%, due 6/1/14	6,760,000	9,324,575

	Finance - Leasing Companies 1.5%
	Air Lease Corp. 3.875%, due 12/1/18	6,538,000	8,401,330

	Finance - Mortgage Loan/Banker 0.8%
	Walter Investment Management Corp. 4.50%, due 11/1/19	4,050,000	4,262,625

	Health Care - Products 4.1%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	5,246,000	5,285,345
	Insulet Corp. 3.75%, due 6/15/16	2,870,000	4,165,088
	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	8,427,877
	Wright Medical Group, Inc. 2.00%, due 8/15/17	3,663,000	4,494,043
			22,372,353
	Health Care - Services 1.1%
	WellPoint, Inc. 2.75%, due 10/15/42 (a)	4,852,000	6,201,462

	Home Builders 1.7%
	KB Home 1.375%, due 2/1/19	3,657,000	3,732,426
	Lennar Corp. 3.25%, due 11/15/21 (a)	2,673,000	4,443,862
	Ryland Group, Inc. (The) 0.25%, due 6/1/19	1,495,000	1,371,663
			9,547,951
	Household Products & Wares 2.0%
¤	Jarden Corp. 1.875%, due 9/15/18 (a)	9,099,000	10,964,295

	Insurance 2.2%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	4,258,000	7,480,774
	Radian Group, Inc. 2.25%, due 3/1/19	3,014,000	4,411,742
			11,892,516
	Internet 3.4%
	At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)	2,335,418	234
	Blucora, Inc. 4.25%, due 4/1/19 (a)	2,129,000	2,679,879
	Dealertrack Technologies, Inc. 1.50%, due 3/15/17	1,206,000	1,558,001
	Move, Inc. 2.75%, due 9/1/18 (a)	1,874,000	2,173,840
	priceline.com, Inc.
	0.35%, due 6/15/20 (a)	4,110,000	4,323,206
	1.00%, due 3/15/18	1,833,000	2,364,570
	Qihoo 360 Technology Co., Ltd. 2.50%, due 9/15/18 (a)	2,037,000	2,301,810
	Shutterfly, Inc. 0.25%, due 5/15/18 (a)	3,137,000	3,480,109
			18,881,649
	Investment Company 0.8%
	Ares Capital Corp. 4.875%, due 3/15/17	4,436,000	4,613,440

	Iron & Steel 0.8%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	4,259,000	4,434,684

	Lodging 0.8%
	MGM Resorts International 4.25%, due 4/15/15	3,544,000	4,520,815

	Machinery - Diversified 1.8%
	Chart Industries, Inc. 2.00%, due 8/1/18	5,340,000	9,965,775

	Media 0.1%
	Liberty Interactive LLC 3.50%, due 1/15/31	524,000	272,480

	Metal Fabricate & Hardware 1.3%
	RTI International Metals, Inc.
	1.625%, due 10/15/19	5,984,000	6,223,360
	3.00%, due 12/1/15	862,000	984,835
			7,208,195
	Miscellaneous - Manufacturing 2.1%
¤	Danaher Corp. (zero coupon), due 1/22/21	5,805,000	11,704,331

	Oil & Gas 1.4%
	Alon USA Energy, Inc. 3.00%, due 9/15/18 (a)	3,169,000	3,143,252
	Cobalt International Energy, Inc. 2.625%, due 12/1/19	4,416,000	4,675,440
			7,818,692
	Oil & Gas Services 6.7%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	4,923,000	6,581,436
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19	2,525,000	3,269,875
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (a)(g)	11,252,000	17,499,110
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (a)	1,751,000	2,134,031
	Subsea 7 S.A.
	Series Reg S 1.00%, due 10/5/17	2,000,000	2,064,600
	Series Reg S 3.50%, due 10/13/14	3,700,000	5,091,200
			36,640,252
	Pharmaceuticals 9.2%
	Akorn, Inc. 3.50%, due 6/1/16	2,078,000	4,780,699
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	1,624,000	5,838,280
	Medivation, Inc. 2.625%, due 4/1/17	4,036,000	5,698,327
	Mylan, Inc. 3.75%, due 9/15/15	2,793,000	8,108,428
	Omnicare, Inc. 3.50%, due 2/15/44	6,968,000	6,650,085
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	7,899,000	9,730,581
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	9,464,000	9,860,305
			50,666,705
	Real Estate Investment Trusts 2.5%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	4,322,000	6,077,812
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	7,761,071
			13,838,883
	Semiconductors 6.3%
	Intel Corp. 3.25%, due 8/1/39	4,688,000	5,813,143
	Microchip Technology, Inc. 2.125%, due 12/15/37	5,431,000	8,536,853
	Micron Technology, Inc. 1.625%, due 2/15/33 (a)	3,923,000	6,678,907
¤	Novellus Systems, Inc. 2.625%, due 5/15/41	7,431,000	11,801,357
	Rambus, Inc. 1.125%, due 8/15/18 (a)	1,016,000	1,054,735
	Xilinx, Inc. 2.625%, due 6/15/17	361,000	587,528
			34,472,523
	Software 7.6%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	5,998,000	6,931,439
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (a)	3,712,000	4,370,880
	Medidata Solutions, Inc. 1.00%, due 8/1/18 (a)	6,356,000	7,098,858
	NetSuite, Inc. 0.25%, due 6/1/18 (a)	5,594,000	6,373,664
	Nuance Communications, Inc. 2.75%, due 11/1/31	5,927,000	6,019,609
	Salesforce.com, Inc. 0.25%, due 4/1/18 (a)	5,133,000	5,517,975
	Workday, Inc. 0.75%, due 7/15/18 (a)	4,545,000	5,360,259
			41,672,684
	Telecommunications 4.7%
	Ciena Corp. 4.00%, due 12/15/20	5,667,000	8,585,505
	Ixia 3.00%, due 12/15/15	5,326,000	6,098,270
	JDS Uniphase Corp. 0.625%, due 8/15/33 (a)	7,656,000	8,211,060
	SBA Communications Corp. 4.00%, due 10/1/14	1,173,000	3,125,312
			26,020,147
	Transportation 0.8%
	XPO Logistics, Inc. 4.50%, due 10/1/17	2,887,000	4,220,433
	Total Convertible Bonds
	(Cost $378,553,959)		451,867,958

		Shares	Value
	Convertible Preferred Stocks 12.6%
	Aerospace & Defense 2.4%
¤	United Technologies Corp. 7.50%	201,554	13,058,684

	Auto Manufacturers 1.6%
	General Motors Co. 4.75%	175,943	8,823,541

	Auto Parts & Equipment 0.7%
	Goodyear Tire & Rubber Co. (The) 5.875%	57,600	3,667,968

	Food 0.5%
	Post Holdings, Inc. (a) 3.75%	27,639	2,831,201

	Hand & Machine Tools 2.2%
¤	Stanley Black & Decker, Inc. 4.75%	89,087	12,205,810

	Insurance 2.5%
	Maiden Holdings, Ltd. (h) 7.25%	40,993	2,034,072
¤	MetLife, Inc. 5.00%	403,398	11,561,387
			13,595,459
	Iron & Steel 0.2%
	Cliffs Natural Resources, Inc. 7.00%	68,392	1,352,110

	Oil & Gas 1.2%
	Energy XXI Bermuda, Ltd. 5.625%	10,192	3,266,218
	Sanchez Energy Corp. (a) 4.875%	48,100	3,176,933
			6,443,151
	Pharmaceuticals 1.0%
	Omnicare Capital Trust II 4.00%	84,000	5,734,680

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. 6.50%	26,800	1,542,340
	Total Convertible Preferred Stocks (Cost $59,189,613)		69,254,944
	Total Convertible Securities (Cost $437,743,572)		521,122,902
	Common Stocks 4.0%
	Banks 0.5%
	Bank of America Corp.	187,853	2,592,372

	Insurance 0.0%‡
¤	MetLife, Inc.	—	3

	Internet 0.3%
	TIBCO Software, Inc. (h)	73,482	1,880,404

	Oil & Gas 0.2%
	Ensco PLC Class A	19,000	1,021,250

	Oil & Gas Services 2.0%
	Baker Hughes, Inc.	75,000	3,682,500
	Cameron International Corp. (h)	33,365	1,947,515
	Halliburton Co.	73,392	3,533,825
	Schlumberger, Ltd.	22,000	1,943,920
			11,107,760
	Pharmaceuticals 0.5%
	Merck & Co., Inc.	54,543	2,596,792

	Transportation 0.5%
	Tidewater, Inc.	49,600	2,940,784

	Total Common Stocks
	(Cost $21,652,634)		22,139,365

	Number of Warrants	Value
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (h)	634	16,750
Strike Price $18.33 Expires 7/10/19 (h)	634	11,793
Total Warrants
(Cost $569)		28,543

	Principal Amount	Value
Short-Term Investment 0.9%
Repurchase Agreement 0.9%
State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $5,192,164 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $5,695,000 and a Market Value of $5,296,754)	$5,192,164	5,192,164
Total Short-Term Investment (Cost $5,192,164)		5,192,164
Total Investments (Cost $464,588,939) (i)	99.6%	548,482,974
Other Assets, Less Liabilities	0.4	2,196,598
Net Assets	100.0%	$550,679,572

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown is the rate in effect as of September 30, 2013.
(c)	Issue in default.
(d)	Illiquid security - The total market value of this security as of September 30, 2013 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(e)	Restricted security.
(f)	Fair valued security - The total market value of this security as of September 30, 2013 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(g)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 3.2% of the Portfolio's net assets.
(h)	Non-income producing security.
(i)	As of September 30, 2013, cost is $467,066,382 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$91,081,721
Gross unrealized depreciation	(9,665,129)
Net unrealized appreciation	$81,416,592

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bond (b)	$—	$451,867,724	$234	$451,867,958
Convertible Preferred Stocks	59,980,592	9,274,352	—	69,254,944
Total Convertible Securities	59,980,592	461,142,076	234	521,122,902
Common Stocks	22,139,365	—	—	22,139,365
Warrants	28,543	—	—	28,543
Short-Term Investment
Repurchase Agreement	—	5,192,164	—	5,192,164
Total Investments in Securities	$82,148,500	$466,334,240	$234	$548,482,974

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $234 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2013, foreign securities with a total value of $9,256,186 were transferred from Level 1 to Level 2 as the prices of these securities were based on evaluated bid pricing compared with the prior year prices which based on quoted prices. Values as of September 30, 2013, for these are based on evaluated bid prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Convertible Bonds Internet	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-
Total	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-

As of September 30, 2013, the Portfolio held the following restricted security:

	Date of	Principal			9/30/13	Percent of
Security	Acquisition	Amount	Cost		Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	8/31/01	$2,335,418	$0	(a)	$234	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less Than one dollar

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Aerospace & Defense 2.1%
	Precision Castparts Corp.	30,970	$7,037,623
	Textron, Inc.	170,559	4,709,134
			11,746,757
	Auto Components 1.5%
	Johnson Controls, Inc.	203,933	8,463,220

	Beverages 2.8%
¤	Diageo PLC, Sponsored ADR	122,686	15,590,937

	Biotechnology 2.3%
	Gilead Sciences, Inc. (a)	199,110	12,512,072

	Capital Markets 1.2%
	Morgan Stanley	249,792	6,731,894

	Chemicals 2.9%
¤	Sherwin-Williams Co. (The)	88,404	16,105,441

	Commercial Banks 1.0%
	First Republic Bank	117,508	5,479,398

	Communications Equipment 4.9%
¤	QUALCOMM, Inc.	402,173	27,090,373

	Computers & Peripherals 1.4%
	Stratasys, Ltd. (a)	78,671	7,966,225

	Construction & Engineering 2.4%
	Fluor Corp.	184,829	13,115,466

	Diversified Financial Services 2.1%
	CME Group, Inc.	159,679	11,797,085

	Energy Equipment & Services 3.0%
¤	Schlumberger, Ltd.	190,742	16,853,963

	Food Products 1.6%
	Mondelez International, Inc. Class A	273,965	8,607,980

	Health Care Equipment & Supplies 4.2%
	Edwards Lifesciences Corp. (a)	195,403	13,605,911
	Hologic, Inc. (a)	466,636	9,636,033
			23,241,944
	Health Care Providers & Services 5.2%
¤	Catamaran Corp. (a)	438,480	20,148,156
	Express Scripts Holding Co. (a)	141,320	8,730,750
			28,878,906
	Hotels, Restaurants & Leisure 2.1%
	Starbucks Corp.	151,817	11,685,355

	Household Durables 1.9%
	PulteGroup, Inc.	654,000	10,791,000

	Internet & Catalog Retail 2.7%
	Amazon.com, Inc. (a)	38,193	11,940,659
	Shutterfly, Inc. (a)	50,887	2,843,566
			14,784,225
	Internet Software & Services 10.3%
	eBay, Inc. (a)	157,830	8,805,336
¤	Google, Inc. Class A (a)	36,055	31,580,935
	LinkedIn Corp. Class A (a)	18,766	4,617,562
	Rackspace Hosting, Inc. (a)	117,420	6,195,079
	Zillow, Inc. Class A (a)	69,288	5,845,828
			57,044,740
	IT Services 4.5%
¤	Visa, Inc. Class A	75,364	14,402,061
	Western Union Co. (The)	566,014	10,561,821
			24,963,882
	Machinery 1.8%
	Joy Global, Inc.	198,735	10,143,434

	Media 3.5%
	Comcast Corp. Class A	181,574	8,198,066
	Walt Disney Co. (The)	173,485	11,188,048
			19,386,114
	Metals & Mining 2.3%
	Freeport-McMoRan Copper & Gold, Inc.	392,279	12,976,589

	Oil, Gas & Consumable Fuels 3.3%
	Anadarko Petroleum Corp.	35,907	3,338,992
¤	Cobalt International Energy, Inc. (a)	606,036	15,066,055
			18,405,047
	Real Estate Investment Trusts 1.8%
	Camden Property Trust	160,869	9,883,791

	Semiconductors & Semiconductor Equipment 1.9%
	Altera Corp.	284,394	10,568,081

	Software 6.4%
	Citrix Systems, Inc. (a)	196,048	13,842,949
¤	Salesforce.com, Inc. (a)	420,119	21,808,378
			35,651,327
	Specialty Retail 4.9%
	Dick's Sporting Goods, Inc.	176,927	9,444,363
	Home Depot, Inc. (The)	158,762	12,042,098
	TJX Cos., Inc.	103,501	5,836,421
			27,322,882
	Textiles, Apparel & Luxury Goods 5.1%
	Michael Kors Holdings, Ltd. (a)	46,045	3,431,273
	NIKE, Inc. Class B	114,573	8,322,583
	PVH Corp.	73,004	8,664,845
	Ralph Lauren Corp.	46,178	7,606,902
			28,025,603
	Tobacco 3.0%
¤	Philip Morris International, Inc.	192,301	16,651,344

	Trading Companies & Distributors 2.6%
	United Rentals, Inc. (a)	245,976	14,337,941

	Total Common Stocks
	(Cost $497,116,333)		536,803,016

		Principal Amount	Value
	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $19,530,115 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $21,745,000 and a Market Value of $19,924,857)	$19,530,115	19,530,115
	Total Short-Term Investment (Cost $19,530,115)		19,530,115
	Total Investments (Cost $516,646,448) (b)	100.2%	556,333,131
	Other Assets, Less Liabilities	(0.2)	(1,170,648)
	Net Assets	100.0%	$555,162,483

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2013, cost is $516,818,355 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$50,030,005
Gross unrealized depreciation	(10,515,229)
Net unrealized appreciation	$39,514,776

The following abbreviation is used in the above portfolio:

ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$536,803,016	$—	$—	$536,803,016
Short-Term Investment
Repurchase Agreement	—	19,530,115	—	19,530,115
Total Investments in Securities	$536,803,016	$19,530,115	$—	$556,333,131

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 92.3% †
	Brazil 5.3%
	Autometal S.A. (Auto Components)	89,631	$753,834
	Banco do Brasil S.A. (Commercial Banks)	60,288	703,174
	Banco Santander Brasil S.A., ADR (Commercial Banks)	193,600	1,345,520
	Bematech S.A. (Computers & Peripherals)	12,500	43,992
	BR Properties S.A. (Real Estate Management & Development)	296,900	2,639,052
	BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Food Products) (a)	12,600	55,544
	Braskem S.A., Sponsored ADR (Chemicals) (a)	1,600	25,520
	Brookfield Incorporacoes S.A. (Household Durables) (a)	123,416	89,654
	Cia Providencia Industria e Comercio S.A. (Textiles, Apparel & Luxury Goods)	14,400	51,459
	Embraer S.A. (Aerospace & Defense)	478,020	3,843,485
	Even Construtora e Incorporadora S.A. (Household Durables)	422,100	1,607,420
	Fibria Celulose S.A., Sponsored ADR (Paper & Forest Products) (a)	84,978	978,947
	Gafisa S.A., ADR (Household Durables) (a)	83,400	267,714
	Gerdau S.A. (Metals & Mining)	17,100	105,703
	Gerdau S.A., Sponsored ADR (Metals & Mining)	48,512	361,899
	Industrias Romi S.A. (Machinery) (a)	3,600	8,771
	JBS S.A. (Food Products)	160,000	559,491
	Kepler Weber S.A. (Machinery)	4,400	48,203
	Log-in Logistica Intermodal S.A. (Air Freight & Logistics) (a)	1,900	8,701
	Magnesita Refratarios S.A. (Construction Materials)	29,271	83,205
	Marfrig Alimentos S.A. (Food Products) (a)	53,600	146,316
	MMX Mineracao e Metalicos S.A. (Metals & Mining) (a)	1,241,009	867,917
	Paranapanema S.A. (Metals & Mining) (a)	48,800	106,130
	PDG Realty S.A. Empreendimentos e Participacoes (Household Durables) (a)	292,740	324,929
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	18,407	140,858
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels)	128,238	1,986,407
	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	185,435	3,102,327
	Positivo Informatica S.A. (Computers & Peripherals)	9,900	17,778
	Profarma Distribuidora de Produtos Farmaceuticos S.A. (Health Care Providers & Services)	100	799
	Rodobens Negocios Imobiliarios S.A. (Household Durables)	2,000	13,121
	Rossi Residencial S.A. (Household Durables) (a)	107,287	153,454
	SLC Agricola S.A. (Food Products)	13,908	137,932
	Sul America S.A. (Insurance)	149,727	1,078,888
	Tecnisa S.A. (Household Durables) (a)	5,700	23,944
	Tereos Internacional S.A. (Food Products)	16,700	22,454
	TPI - Triunfo Participacoes e Investimentos S.A. (Transportation Infrastructure)	7,500	32,554
	Vanguarda Agro S.A. (Oil, Gas & Consumable Fuels) (a)	99,032	173,372
			21,910,468
	Chile 1.2%
	Aguas Andinas S.A. Class A (Water Utilities)	2,475,813	1,702,535
	Cia Cervecerias Unidas S.A., ADR (Beverages)	45,313	1,205,779
	Cia General de Electricidad S.A. (Electric Utilities)	9,843	60,411
	Cia Sud Americana de Vapores S.A. (Marine) (a)	394,861	20,261
	Corpbanca S.A. (Commercial Banks)	1,873,312	20,049
	Empresas CMPC S.A. (Paper & Forest Products)	205,911	627,014
	Empresas Iansa S.A. (Food Products)	96,500	4,091
	Enersis S.A., Sponsored ADR (Electric Utilities)	68,450	1,099,307
	Inversiones Aguas Metropolitanas S.A. (Water Utilities)	45,408	85,563
	Masisa S.A. (Paper & Forest Products)	430,626	31,396
	Ripley Corp. S.A. (Multiline Retail)	62,190	56,677
	Salfacorp S.A. (Construction & Engineering)	9,316	10,963
	Sociedad Matriz SAAM S.A. (Transportation Infrastructure)	188,394	18,114
	Socovesa S.A. (Household Durables)	26,762	7,370
	Vina Concha y Toro S.A. (Beverages)	21,009	39,227
			4,988,757
	China 16.3%
	Agile Property Holdings, Ltd. (Real Estate Management & Development)	130,000	143,478
	Agricultural Bank of China, Ltd. Class H (Commercial Banks)	1,887,000	868,576
	Aluminum Corp. of China, Ltd. (Metals & Mining) (a)	60,000	22,280
	Aluminum Corp. of China, Ltd., ADR (Metals & Mining) (a)	8,650	79,666
	AMVIG Holdings, Ltd. (Containers & Packaging)	60,000	25,452
	Angang Steel Co., Ltd. Class H (Metals & Mining) (a)	112,000	66,716
	Anhui Conch Cement Co., Ltd. (Construction Materials)	633,000	2,028,140
	Asia Cement China Holdings Corp. (Construction Materials)	66,000	31,315
	Asian Citrus Holdings, Ltd. (Food Products)	69,000	24,109
	Bank of China, Ltd. Class H (Commercial Banks)	4,844,000	2,204,685
	Bank of Communications Co., Ltd. Class H (Commercial Banks)	747,000	549,952
	BBMG Corp. Class H (Construction Materials) (b)	42,500	28,494
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	194,000	128,068
	Beijing Capital Land, Ltd. Class H (Real Estate Management & Development)	90,000	32,027
	BYD Electronic International Co., Ltd. (Communications Equipment) (a)	89,000	39,933
	C C Land Holdings, Ltd. (Real Estate Management & Development)	187,000	49,909
	China Aerospace International Holdings, Ltd. (Electronic Equipment & Instruments)	420,000	46,571
	China Agri-Industries Holdings, Ltd. (Food Products)	215,800	102,114
	China Aoyuan Property Group, Ltd. (Real Estate Management & Development)	222,000	45,225
	China Automation Group, Ltd. (Machinery)	110,000	21,983
	China Citic Bank Corp., Ltd. Class H (Commercial Banks)	761,000	394,438
	China Coal Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	339,000	203,682
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	452,000	357,828
	China Construction Bank Corp. Class H (Commercial Banks)	6,517,000	5,024,776
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	165,000	25,742
	China Everbright, Ltd. (Capital Markets)	88,000	115,277
	China Glass Holdings, Ltd. (Building Products) (a)	172,000	21,068
	China Haidian Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	130,000	13,242
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	95,000	40,421
	China Hongqiao Group, Ltd. (Metals & Mining)	121,500	70,965
	China Huiyuan Juice Group, Ltd. (Food Products) (a)	106,000	68,882
	China ITS Holdings Co., Ltd. (IT Services)	177,000	47,468
	China Lumena New Materials Corp. (Chemicals)	260,000	50,955
	China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	590,000	2,145,206
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(b)(c)	75,000	45,594
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	1,263,000	14,126,697
	China National Building Material Co., Ltd. Class H (Construction Materials)	40,000	38,422
	China National Materials Co., Ltd. Class H (Machinery)	101,000	21,617
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	2,230,800	1,745,891
	China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (a)	134,000	19,005
	China Properties Group, Ltd. (Real Estate Management & Development) (a)	124,000	33,095
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	202,000	213,566
	China Railway Group, Ltd. Class H (Construction & Engineering)	93,000	50,961
	China Rare Earth Holdings, Ltd. (Metals & Mining) (a)	130,000	20,784
	China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery) (a)	102,000	11,968
	China SCE Property Holdings, Ltd. (Real Estate Management & Development)	176,400	38,892
	China Shanshui Cement Group Ltd. (Construction Materials)	48,000	18,443
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	1,911,000	5,827,196
	China Shipping Container Lines Co., Ltd. Class H (Marine) (a)	364,000	94,803
	China Shipping Development Co., Ltd. Class H (Marine) (a)	134,000	70,664
	China South City Holdings, Ltd. (Real Estate Management & Development)	180,000	57,556
	China Southern Airlines Co., Ltd. Class H (Airlines)	188,000	70,052
	China Tontine Wines Group, Ltd. (Beverages) (a)	298,000	12,487
	China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	290,000	57,582
	China Unicom Hong Kong, Ltd., ADR (Diversified Telecommunication Services)	60,300	929,826
	China Vanadium Titano - Magnetite Mining Co., Ltd. (Metals & Mining) (a)	138,000	20,996
	China Yurun Food Group, Ltd. (Food Products) (a)	166,000	107,229
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail) (a)	44,500	27,540
	China Zhongwang Holdings, Ltd. (Metals & Mining) (a)	166,000	50,297
	Chongqing Machinery & Electric Co., Ltd. Class H (Industrial Conglomerates)	168,000	20,794
	Chongqing Rural Commercial Bank Class H (Commercial Banks)	108,000	52,079
	Citic Pacific, Ltd. (Industrial Conglomerates)	131,000	170,255
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (a)	284,000	40,645
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment) (a)	158,000	52,355
	COSCO Pacific, Ltd. (Transportation Infrastructure)	171,175	263,078
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	5,106,000	7,781,550
	Evergrande Real Estate Group, Ltd. (Real Estate Management & Development) (a)	463,000	192,820
	Fosun International, Ltd. (Metals & Mining)	72,000	56,814
	Franshion Properties China, Ltd. (Real Estate Management & Development)	286,000	94,032
	Global Bio-Chem Technology Group Co., Ltd. (Food Products) (a)	200,000	14,183
	Glorious Property Holdings, Ltd. (Real Estate Management & Development) (a)	125,000	17,890
	Golden Meditech Holdings, Ltd. (Health Care Equipment & Supplies)	224,000	24,260
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail)	756,000	96,499
	Greentown China Holdings, Ltd. (Real Estate Management & Development)	40,000	75,194
	Guangshen Railway Co., Ltd., Sponsored ADR (Road & Rail)	2,500	66,250
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	82,000	88,916
	Harbin Power Equipment Co., Ltd. Class H (Electrical Equipment)	70,000	43,412
	Heng Tai Consumables Group, Ltd. (Food & Staples Retailing) (a)	1,035,000	18,549
	Hidili Industry International Development, Ltd. (Oil, Gas & Consumable Fuels) (a)	107,000	18,487
	HKC Holdings, Ltd. (Construction & Engineering)	248,000	8,474
	Hopson Development Holdings, Ltd. (Real Estate Management & Development) (a)	30,000	35,508
	Jiangxi Copper Co., Ltd. Class H (Metals & Mining)	12,000	23,579
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	140,000	82,131
	Kaisa Group Holdings, Ltd. (Real Estate Management & Development) (a)	69,000	19,305
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	58,800	150,110
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment & Instruments)	108,000	44,560
	KWG Property Holding, Ltd. (Real Estate Management & Development)	77,500	49,262
	Lonking Holdings, Ltd. (Machinery) (a)	275,000	57,440
	Maanshan Iron & Steel Class H (Metals & Mining) (a)	176,000	43,116
	Maoye International Holdings, Ltd. (Multiline Retail)	135,000	25,239
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering) (a)	217,000	42,248
	MMG, Ltd. (Metals & Mining) (a)	48,000	10,769
	New World China Land, Ltd. (Real Estate Management & Development)	98,000	49,279
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	167,000	117,995
	Pacific Basin Shipping, Ltd. (Marine)	3,843,000	2,626,117
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	117,000	28,059
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	4,729,550	5,207,694
	Poly Hong Kong Investments, Ltd. (Real Estate Management & Development)	174,000	104,769
	Real Nutriceutical Group, Ltd. (Personal Products)	97,000	24,513
	Renhe Commercial Holdings Co., Ltd. (Real Estate Management & Development) (a)	1,082,000	61,383
	REXLot Holdings, Ltd. (Hotels, Restaurants & Leisure)	650,000	50,284
	Samson Holding, Ltd. (Household Durables)	212,000	28,154
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	1,970,000	134,620
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	69,000	26,422
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	56,000	185,562
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	236,000	42,296
	Shengli Oil & Gas Pipe Holdings, Ltd. (Energy Equipment & Services)	277,500	14,848
	Shenzhen Investment, Ltd. (Real Estate Management & Development)	230,799	92,845
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	88,500	204,936
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	304,000	101,909
	Shui On Land, Ltd. (Real Estate Management & Development)	349,833	113,215
	Sino Oil And Gas Holdings, Ltd. (Oil, Gas & Consumable Fuels) (a)	985,000	25,908
	Sino-Ocean Land Holdings, Ltd. (Real Estate Management & Development)	352,955	207,516
	Sinofert Holdings, Ltd. (Chemicals)	216,000	35,926
	Sinotrans Shipping, Ltd. (Marine)	133,000	41,842
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	220,000	57,866
	Sinotruk Hong Kong, Ltd. (Machinery) (b)	3,203,000	1,635,385
	Soho China, Ltd. (Real Estate Management & Development)	212,500	182,748
	TCC International Holdings, Ltd. (Construction Materials)	102,000	31,958
	Tiangong International Co., Ltd. (Metals & Mining)	152,000	39,980
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	204,000	30,774
	Tianneng Power International, Ltd. (Auto Components)	52,000	20,047
	TPV Technology, Ltd. (Computers & Peripherals)	82,000	16,916
	Travelsky Technology, Ltd. Class H (IT Services)	65,000	52,296
	VODone, Ltd. (Media) (a)	222,000	16,315
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	2,000	1,209
	Weichai Power Co., Ltd. Class H (Machinery)	935,000	3,634,685
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	64,000	37,628
	West China Cement, Ltd. (Construction Materials)	288,000	43,446
	Xingda International Holdings, Ltd. (Auto Components)	86,000	40,916
	Yanchang Petroleum International, Ltd. (Oil, Gas & Consumable Fuels) (a)	70,000	3,339
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	3,128,000	3,125,620
	Yuexiu Property Co., Ltd. (Real Estate Management & Development)	524,000	143,906
			67,250,735
	Colombia 1.8%
	BanColombia S.A., Sponsored ADR (Commercial Banks)	127,348	7,327,604
	Cementos Argos S.A. (Construction Materials)	8,300	43,540
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	3,246	64,910
	Grupo Nutresa S.A. (Food Products)	4,675	66,755
			7,502,809
	Czech Republic 2.1%
¤	Komercni Banka A.S. (Commercial Banks)	38,831	8,644,654
	Unipetrol AS (Chemicals) (a)	10,000	90,323
			8,734,977
	Hungary 0.1%
	EGIS Pharmaceuticals PLC (Pharmaceuticals)	272	34,272
	OTP Bank PLC (Commercial Banks)	29,644	586,571
			620,843
	India 2.6%
	Infosys, Ltd., Sponsored ADR (IT Services)	85,272	4,102,436
	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (d)	232,718	6,118,156
	Sesa Sterlite, Ltd., ADR (Metals & Mining) (a)	28,801	324,587
	State Bank of India, GDR (Commercial Banks)	657	34,164
	Tata Steel, Ltd., GDR (Metals & Mining)	21,252	91,235
			10,670,578
	Indonesia 3.7%
	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	946,000	73,523
	Agung Podomoro Land Tbk PT (Real Estate Management & Development)	299,000	7,230
	AKR Corporindo Tbk PT (Trading Companies & Distributors)	3,772,500	1,303,109
	Aneka Tambang Persero Tbk PT (Metals & Mining)	613,500	75,231
	Bakrie Sumatera Plantations Tbk PT (Food Products) (a)	1,887,000	8,148
	Bank Bukopin Tbk PT (Commercial Banks)	584,500	32,304
	Bank Danamon Indonesia Tbk PT (Commercial Banks)	321,500	110,359
	Bank Mandiri Persero Tbk PT (Commercial Banks)	406,500	279,074
	Bank Negara Indonesia Persero Tbk PT (Commercial Banks)	783,000	275,538
	Bank Pan Indonesia Tbk PT (Commercial Banks) (a)	389,000	21,163
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Commercial Banks)	227,000	17,642
	Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)	2,828,800	1,771,054
	Bank Tabungan Negara PerseroTbk PT (Commercial Banks)	436,223	35,033
	Barito Pacific Tbk PT (Chemicals) (a)	358,000	16,385
	Berau Coal Energy Tbk PT (Oil, Gas & Consumable Fuels) (a)	314,000	5,206
	Bhakti Investama Tbk PT (Media)	932,000	28,169
	Bisi International Tbk PT (Food Products)	92,000	4,846
	Borneo Lumbung Energi & Metal Tbk PT (Metals & Mining) (a)	932,000	17,706
	Ciputra Property Tbk PT (Real Estate Management & Development)	565,000	39,521
	Energi Mega Persada Tbk PT (Oil, Gas & Consumable Fuels) (a)	5,217,000	38,745
	Gajah Tunggal Tbk PT (Auto Components)	226,500	45,476
	Garuda Indonesia Persero Tbk PT (Airlines) (a)	301,000	12,997
	Hexindo Adiperkasa Tbk PT (Trading Companies & Distributors)	34,500	11,247
	Holcim Indonesia Tbk PT (Construction Materials)	81,000	16,613
	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products) (a)	439,000	45,871
	Indika Energy Tbk PT (Oil, Gas & Consumable Fuels)	287,500	18,372
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	1,530,500	3,476,006
	Indofood Sukses Makmur Tbk PT (Food Products)	416,000	253,264
	Intiland Development Tbk PT (Real Estate Management & Development)	876,000	24,207
	Japfa Comfeed Indonesia Tbk PT (Food Products)	200,000	24,007
	Kawasan Industri Jababeka Tbk PT (Real Estate Management & Development)	3,511,130	75,802
	Lippo Karawaci Tbk PT (Real Estate Management & Development) (a)	3,178,500	299,185
	Matahari Putra Prima Tbk PT (Multiline Retail)	241,500	42,753
	Medco Energi Internasional Tbk PT (Oil, Gas & Consumable Fuels)	233,000	52,817
	Multipolar Corp. Tbk PT (Electronic Equipment & Instruments)	270,000	8,161
	Panin Financial Tbk PT (Insurance) (a)	2,317,000	34,215
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Food Products)	227,000	24,895
	Polychem Indonesia Tbk PT (Chemicals) (a)	586,000	11,892
	Ramayana Lestari Sentosa Tbk PT (Multiline Retail)	4,500	470
	Salim Ivomas Pratama Tbk PT (Food Products)	169,000	10,946
	Sampoerna Agro Tbk PT (Food Products)	94,000	14,530
	Sentul City Tbk PT (Real Estate Management & Development) (a)	1,963,000	34,751
	Tiga Pilar Sejahtera Food Tbk PT (Food Products)	690,500	74,536
	Timah Persero Tbk PT (Metals & Mining)	354,500	49,287
	United Tractors Tbk PT (Machinery)	3,340,500	4,702,085
	Vale Indonesia Tbk PT (Metals & Mining)	8,704,500	1,691,289
	XL Axiata Tbk PT (Diversified Telecommunication Services)	37,500	13,763
			15,229,423
	Jordan 0.3%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	66,539	1,120,289

	Malaysia 2.6%
	Affin Holdings BHD (Commercial Banks)	48,200	64,917
	AirAsia BHD (Airlines)	93,600	73,513
	Alliance Financial Group BHD (Commercial Banks)	77,300	118,814
	AMMB Holdings BHD (Diversified Financial Services)	137,100	312,098
	APM Automotive Holdings BHD (Auto Components)	9,600	16,700
	Berjaya Corp. BHD (Industrial Conglomerates)	381,100	68,398
	BIMB Holdings BHD (Commercial Banks)	19,100	28,127
	Boustead Holdings BHD (Industrial Conglomerates)	58,300	92,829
	Cahya Mata Sarawak BHD (Industrial Conglomerates)	36,800	57,354
	Coastal Contracts BHD (Machinery)	45,900	41,260
	Digi.Com BHD (Wireless Telecommunication Services)	3,400	5,070
	DRB-Hicom BHD (Automobiles)	108,900	88,871
	Eastern & Oriental BHD (Real Estate Management & Development)	38,200	24,025
	Evergreen Fibreboard BHD (Paper & Forest Products)	99,100	14,138
	Faber Group BHD (Health Care Providers & Services)	64,200	50,226
	Genting BHD (Hotels, Restaurants & Leisure)	1,427,500	4,554,686
	Genting Malaysia BHD (Hotels, Restaurants & Leisure)	216,900	280,816
	Glomac BHD (Real Estate Management & Development)	122,200	43,114
	HAP Seng Consolidated BHD (Industrial Conglomerates)	78,500	56,355
	HAP Seng Plantations Holdings BHD (Food Products)	11,800	9,159
	Hong Leong Financial Group BHD (Commercial Banks)	21,000	93,548
	IGB Corp. BHD (Real Estate Management & Development)	143,900	114,785
	IJM Corp. BHD (Construction & Engineering)	128,500	227,866
	IJM Land BHD (Real Estate Management & Development)	44,200	36,477
	Inch Kenneth Kajang Rubber BHD (Industrial Conglomerates)	130,800	37,119
	Insas BHD (Industrial Conglomerates)	186,864	31,244
	Iris Corp. BHD (Software)	581,500	45,492
	JAKS Resources BHD (Construction & Engineering) (a)	176,800	28,748
	JCY International BHD (Computers & Peripherals)	181,400	35,061
	Karambunai Corp. BHD (Hotels, Restaurants & Leisure) (a)	613,700	19,769
	Kian JOO CAN Factory BHD (Containers & Packaging)	51,500	49,612
	KNM Group BHD (Energy Equipment & Services) (a)	120,800	15,195
	KSL Holdings BHD (Real Estate Management & Development) (a)	69,100	44,519
	KUB Malaysia BHD (Oil, Gas & Consumable Fuels) (a)	149,300	21,299
	Kulim Malaysia BHD (Food Products)	60,900	61,283
	Kwantas Corp. BHD (Food Products)	35,700	22,234
	Lion Industries Corp. BHD (Metals & Mining)	108,300	29,405
	Malayan Banking BHD (Commercial Banks)	603,333	1,821,383
	Malayan Flour Mills BHD (Food Products)	20,300	8,470
	Malaysia Airports Holdings BHD (Transportation Infrastructure)	26,500	61,707
	Malaysian Bulk Carriers BHD (Marine)	30,100	16,992
	Malaysian Resources Corp. BHD (Construction & Engineering)	146,000	66,740
	MBM Resources BHD (Distributors)	18,200	20,101
	Media Prima BHD (Media)	53,700	44,647
	Metro Kajang Holdings BHD (Real Estate Management & Development)	62,040	50,058
	MISC BHD (Marine) (a)	139,200	218,654
	MMC Corp. BHD (Industrial Conglomerates)	113,300	90,028
	Mudajaya Group BHD (Construction & Engineering)	49,100	40,973
	Muhibbah Engineering (M) BHD (Construction & Engineering)	24,400	17,517
	Mulpha International BHD (Diversified Financial Services) (a)	161,400	20,797
	Multi-Purpose Holdings BHD (Hotels, Restaurants & Leisure)	50,300	50,462
	Naim Holdings BHD (Real Estate Management & Development)	52,400	57,874
	OSK Holdings BHD (Capital Markets)	67,700	34,271
	Parkson Holdings BHD (Multiline Retail)	16,800	19,792
	PPB Group BHD (Food Products)	76,300	332,869
	RHB Capital BHD (Commercial Banks)	93,431	216,701
	Rimbunan Sawit BHD (Food Products)	43,600	10,567
	Salcon BHD (Water Utilities)	166,400	33,949
	Sarawak Plantation BHD (Food Products)	30,200	22,885
	Scomi Group BHD (Energy Equipment & Services) (a)	139,000	15,565
	Selangor Properties BHD (Real Estate Management & Development)	31,300	39,947
	Sunway BHD (Real Estate Management & Development)	54,666	53,836
	Supermax Corp. BHD (Health Care Equipment & Supplies)	40,000	32,766
	Ta Ann Holdings BHD (Paper & Forest Products)	11,100	12,941
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	174,000	36,834
	TDM BHD (Food Products)	30,000	7,639
	TH Plantations BHD (Food Products)	30,300	15,989
	Time dotCom BHD (Diversified Telecommunication Services) (a)	14,340	16,718
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	22,900	6,007
	Wah Seong Corp. BHD (Energy Equipment & Services)	55,399	28,894
	WCT Holdings BHD (Construction & Engineering)	97,060	72,955
	YTL Corp. BHD (Multi-Utilities)	527,360	249,159
			10,760,813
	Mexico 6.1%
	Alfa S.A.B. de C.V. Class A (Industrial Conglomerates)	8,330	22,464
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	11,419,420	11,323,891
	Axtel S.A.B. de C.V. (Diversified Telecommunication Services) (a)	141,000	42,549
	Cemex S.A.B. de C.V., Sponsored ADR (Construction Materials) (a)	158,845	1,775,887
	Cia Minera Autlan S.A.B. de C.V. (Metals & Mining) (a)	21,790	16,114
	Consorcio ARA S.A.B. de C.V. (Household Durables) (a)	108,695	43,679
	Controladora Comercial Mexicana S.A.B. de C.V. (Food & Staples Retailing)	73,300	311,803
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a)(c)	88,600	3,322
	Desarrolladora Homex S.A.B. de C.V., ADR (Household Durables) (a)	6,900	14,628
	Empresas ICA S.A.B. de C.V., Sponsored ADR (Construction & Engineering) (a)	27,400	233,996
	Gruma S.A.B. de C.V. Class B (Food Products) (a)	21,500	119,905
	Grupo Aeromexico S.A.B. de C.V. (Airlines) (a)	800	1,139
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure) (a)	15,300	51,080
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	66,213	338,918
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Transportation Infrastructure)	4,000	435,440
	Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	31,400	99,193
	Grupo Famsa S.A.B. de C.V. Class A (Multiline Retail) (a)	1,000	1,963
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Commercial Banks)	277,268	1,727,643
	Grupo Financiero Inbursa S.A.B. de C.V. (Commercial Banks)	63,994	146,180
	Grupo Simec S.A.B. de C.V. Series B (Metals & Mining) (a)	17,499	70,159
	Industrias Bachoco S.A.B. de C.V., ADR (Food Products)	3,919	154,683
	Industrias CH S.A.B. de C.V. Series B (Metals & Mining) (a)	33,100	196,054
	Megacable Holdings S.A.B. de C.V. (Media)	82,100	263,307
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	84,900	223,447
	Organizacion Soriana S.A.B. de C.V. Class B (Food & Staples Retailing) (a)	58,041	187,609
	Ternium S.A., Sponsored ADR (Metals & Mining)	307,629	7,389,249
	TV Azteca S.A.B. de C.V. (Media)	83,664	46,915
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)(c)	101,900	10,899
			25,252,116
	Panama 0.3%
	Copa Holdings S.A. Class A (Airlines)	8,457	1,172,732

	Philippines 0.2%
	Atlas Consolidated Mining & Development (Metals & Mining)	32,500	9,107
	BDO Unibank, Inc. (Commercial Banks)	92,670	159,629
	Cebu Air, Inc. (Airlines)	5,000	6,029
	China Banking Corp. (Commercial Banks)	35,453	48,856
	Filinvest Land, Inc. (Real Estate Management & Development)	1,563,000	57,437
	First Philippine Holdings Corp. (Electric Utilities)	22,100	38,018
	Global-Estate Resorts, Inc. (Real Estate Management & Development) (a)	570,000	17,673
	JG Summit Holdings, Inc. (Industrial Conglomerates)	101,200	89,718
	Lopez Holdings Corp. (Media)	273,200	28,424
	Megaworld Corp. (Real Estate Management & Development)	1,521,000	113,883
	Philippine National Bank (Commercial Banks) (a)	22,810	45,788
	Rizal Commercial Banking Corp. (Commercial Banks)	19,780	20,670
	Robinsons Land Corp. (Real Estate Management & Development)	51,500	24,366
	San Miguel Corp. (Industrial Conglomerates)	69,920	120,120
	SM Prime Holdings, Inc. (Real Estate Management & Development)	69,195	25,459
	Union Bank Of Philippines (Commercial Banks)	23,150	64,867
	Vista Land & Lifescapes, Inc. (Real Estate Management & Development)	484,000	59,249
			929,293
	Poland 4.5%
	Asseco Poland S.A. (Software)	7,269	113,265
	Bank Handlowy w Warszawie S.A. (Commercial Banks)	111,477	3,962,389
¤	Bank Pekao S.A. (Commercial Banks)	141,026	8,060,951
	Enea S.A. (Electric Utilities)	10,613	48,089
	Getin Holding S.A. (Commercial Banks)	8,689	11,102
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	199,189	2,347,265
	Kopex S.A. (Machinery)	2,064	6,735
	Netia S.A. (Diversified Telecommunication Services) (a)	23,993	37,647
	PGE S.A. (Electric Utilities)	86,246	459,559
	Polimex-Mostostal S.A. (Construction & Engineering) (a)	58,304	2,987
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	42,274	597,658
	Tauron Polska Energia S.A. (Electric Utilities)	138,576	212,555
	Telekomunikacja Polska S.A. (Diversified Telecommunication Services)	1,107,266	2,942,923
			18,803,125
	Republic of Korea 20.8%
	AUK Corp. (Semiconductors & Semiconductor Equipment) (a)	11,290	28,102
	BS Financial Group, Inc. (Commercial Banks)	7,900	117,985
	Busan City Gas Co., Ltd. (Gas Utilities)	660	17,442
	China Ocean Resources Co., Ltd. (Food Products) (a)	7,670	27,727
	Cosmochemical Co., Ltd. (Chemicals) (a)	2,200	23,133
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	36,611
	Daechang Co., Ltd. (Metals & Mining)	25,940	26,793
	Daelim Industrial Co., Ltd. (Construction & Engineering)	3,531	318,708
	Daewoo Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	6,440	52,075
	Daewoo Securities Co., Ltd. (Capital Markets)	7,530	68,947
	Daishin Securities Co., Ltd. (Capital Markets)	3,040	26,194
	DGB Financial Group, Inc. (Commercial Banks)	3,260	49,142
	Dongbu Securities Co., Ltd. (Capital Markets)	7,510	25,681
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining)	4,860	66,930
	Dongwha Pharm Co., Ltd. (Pharmaceuticals)	7,240	40,489
	Doosan Corp. (Industrial Conglomerates)	200	28,102
	Doosan Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	7	16
	Doosan Infracore Co., Ltd. (Machinery) (a)	1,610	23,521
	E-mart Co., Ltd. (Food & Staples Retailing)	1,229	276,752
	Eugene Investment & Securities Co., Ltd. (Capital Markets) (a)	10,150	21,392
	GS Engineering & Construction Corp. (Construction & Engineering)	2,246	78,268
	GS Holdings (Oil, Gas & Consumable Fuels)	6,691	351,150
	Gwangju Shinsegae Co., Ltd. (Multiline Retail)	47	11,677
	Hana Financial Group, Inc. (Commercial Banks)	30,856	1,058,035
	Hanil Cement Co., Ltd. (Construction Materials)	635	41,361
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	5,540	68,047
	Hanjin Shipping Co., Ltd. (Marine) (a)	10,650	87,505
	Hanjin Transportation Co., Ltd. (Air Freight & Logistics)	1,660	33,210
	Hansol Paper Co. (Paper & Forest Products)	4,580	49,649
	Hanwha Chemical Corp. (Chemicals)	11,020	213,289
	Hanwha Corp. (Chemicals)	3,560	125,549
	Hanwha Securities Co. (Capital Markets) (a)	7,600	25,530
	HMC Investment Securities Co., Ltd. (Capital Markets)	2,540	25,762
	Hyosung Corp. (Chemicals)	2,989	199,420
	Hyundai BNG Steel Co., Ltd. (Metals & Mining) (a)	2,770	41,369
	Hyundai Department Store Co., Ltd. (Multiline Retail)	23,899	3,580,375
	Hyundai Development Co. (Construction & Engineering)	7,400	165,604
¤	Hyundai Heavy Industries Co., Ltd. (Machinery)	44,478	10,926,273
	Hyundai Mobis (Auto Components)	27,529	7,326,209
¤	Hyundai Motor Co. (Automobiles)	53,860	12,579,487
	Hyundai Securities Co., Ltd. (Capital Markets)	14,040	87,401
	Hyundai Steel Co. (Metals & Mining)	7,261	558,759
	Industrial Bank of Korea (Commercial Banks)	21,450	237,518
	ISU Chemical Co., Ltd. (Chemicals)	1,460	22,892
	JB Financial Group Co., Ltd. (Commercial Banks) (a)	8,110	53,052
	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	101,370	2,688,296
	KB Financial Group, Inc. (Commercial Banks)	48,060	1,681,491
	KCC Corp. (Building Products)	552	232,167
	Keangnam Enterprises, Ltd. (Construction & Engineering) (a)	3,550	17,706
	KISWIRE, Ltd. (Metals & Mining)	940	31,838
	Kolon Industries, Inc. (Chemicals)	2,297	121,618
	Korea Investment Holdings Co., Ltd. (Capital Markets)	5,120	197,477
	Korea Life Insurance Co., Ltd. (Insurance)	19,850	128,371
	KTB Investment & Securities Co., Ltd. (Capital Markets) (a)	16,210	36,201
	Kyobo Securities Co. (Capital Markets)	6,510	28,441
	LG Chem, Ltd. (Chemicals)	21,213	6,069,740
	LG Corp. (Industrial Conglomerates)	1,234	76,014
	LG Display Co., Ltd. (Electronic Equipment & Instruments) (a)	10,790	260,544
	LG Electronics, Inc. (Household Durables)	6,144	407,056
	LG International Corp. (Trading Companies & Distributors)	1,820	54,786
	LIG Insurance Co., Ltd. (Insurance)	2,140	48,588
	Lotte Chemical Corp. (Chemicals)	963	177,873
	Lotte Chilsung Beverage Co., Ltd. (Beverages)	71	112,115
	Lotte Confectionery Co., Ltd. (Food Products)	80	126,922
	Lotte Shopping Co., Ltd. (Multiline Retail)	994	351,936
	Meritz Securities Co., Ltd. (Capital Markets)	31,740	45,483
	Mirae Asset Securities Co., Ltd. (Capital Markets)	3,030	103,756
	Moorim P&P Co., Ltd. (Paper & Forest Products)	6,320	33,991
	Nexen Corp. (Auto Components)	133	9,802
	Poongsan Corp. (Metals & Mining)	2,400	59,627
	Poongsan Holdings Corp. (Metals & Mining)	1,230	31,875
¤	POSCO (Metals & Mining)	7,872	2,340,339
¤	POSCO, ADR (Metals & Mining)	100,193	7,378,213
	S&T Dynamics Co., Ltd. (Aerospace & Defense)	2,240	29,494
	S&T Motiv Co., Ltd. (Auto Components)	750	21,983
	Samsung C&T Corp. (Trading Companies & Distributors)	2,909	169,179
	Samsung Heavy Industries Co., Ltd. (Machinery)	55,320	2,213,469
	Samsung Life Insurance Co., Ltd. (Insurance)	709	68,942
	Samsung SDI Co., Ltd. (Electronic Equipment & Instruments)	2,926	510,503
¤	Shinhan Financial Group Co., Ltd. (Commercial Banks)	373,000	15,150,115
	Shinsegae Co., Ltd. (Multiline Retail)	16,311	3,506,028
	Shinsung Solar Energy Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	11,829	13,814
	SK Chemicals Co., Ltd. (Chemicals)	1,420	61,838
	SK Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	658	46,288
	SK Holdings Co., Ltd. (Industrial Conglomerates)	3,383	610,698
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	3,716	504,837
	SK Networks Co., Ltd. (Trading Companies & Distributors)	13,210	80,267
	SK Securities Co., Ltd. (Capital Markets) (a)	29,350	22,941
	SKC Co., Ltd. (Chemicals)	900	25,166
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	7,890	43,830
	STX Corp. Co., Ltd. (Machinery)	4,320	11,235
	STX Engine Co., Ltd. (Machinery) (a)	2,640	16,115
	STX Pan Ocean Co., Ltd. (Marine) (a)	13,480	28,724
	Taekwang Industrial Co., Ltd. (Chemicals)	30	33,498
	Unid Co., Ltd. (Chemicals)	639	38,292
	Woori Finance Holdings Co., Ltd. (Commercial Banks)	47,500	552,493
	Woori Investment & Securities Co., Ltd. (Capital Markets)	5,890	63,576
	Youlchon Chemical Co., Ltd. (Containers & Packaging)	4,830	53,483
			85,952,207
	Russia 5.7%
	Federal Hydrogenerating Co. JSC, ADR (Electric Utilities)	239,109	375,401
¤	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	939,086	8,277,539
	Magnitogorsk Iron & Steel Works, GDR (Metals & Mining)	18,065	57,519
	Mechel, Sponsored ADR (Metals & Mining) (a)	1,024	3,287
	Novolipetsk Steel OJSC, GDR (Metals & Mining)	492,788	8,007,805
	Phosagro OAO, GDR (Chemicals)	119,656	1,210,919
	Sberbank of Russia, Sponsored ADR (Commercial Banks)	451,849	5,444,780
			23,377,250
	South Africa 7.9%
	Adcorp Holdings, Ltd. (Professional Services)	1,224	3,962
	African Bank Investments, Ltd. (Diversified Financial Services)	30,700	51,064
	African Rainbow Minerals, Ltd. (Metals & Mining)	14,451	283,558
	Allied Electronics Corp., Ltd. (Industrial Conglomerates)	6,398	15,931
	Anglogold Ashanti, Ltd., Sponsored ADR (Metals & Mining)	220,379	2,926,633
	ArcelorMittal South Africa, Ltd. (Metals & Mining) (a)	20,652	72,712
	Aveng, Ltd. (Construction & Engineering)	46,337	112,609
	Barclays Africa Group, Ltd. (Commercial Banks)	411,930	6,047,507
	Barloworld, Ltd. (Trading Companies & Distributors)	28,094	266,886
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	45,597	36,331
	Business Connexion Group, Ltd. (IT Services)	16,350	8,549
	Clover Industries, Ltd. (Food Products)	4,236	7,067
	DataTec, Ltd. (Electronic Equipment & Instruments)	15,459	91,597
	DRDGOLD, Ltd., Sponsored ADR (Metals & Mining)	5,200	29,744
	Eqstra Holdings, Ltd. (Trading Companies & Distributors)	12,633	9,940
	Gold Fields, Ltd. (Metals & Mining)	15,436	70,859
	Gold Fields, Ltd., Sponsored ADR (Metals & Mining)	39,342	179,793
	Grindrod, Ltd. (Marine)	50,593	125,572
	Group Five, Ltd. (Construction & Engineering)	16,436	72,029
	Harmony Gold Mining Co., Ltd., Sponsored ADR (Metals & Mining)	52,500	177,450
	Hulamin, Ltd. (Metals & Mining) (a)	3,311	1,847
	Impala Platinum Holdings, Ltd. (Metals & Mining)	456,039	5,626,309
	Investec, Ltd. (Capital Markets)	30,427	199,922
	JD Group, Ltd. (Specialty Retail)	12,447	38,803
	Lewis Group, Ltd. (Specialty Retail)	11,215	72,974
	MMI Holdings, Ltd. (Insurance)	134,087	325,861
	Mondi, Ltd. (Paper & Forest Products)	12,208	207,981
	Mpact, Ltd. (Containers & Packaging)	3,473	9,263
	MTN Group, Ltd. (Wireless Telecommunication Services)	331,130	6,464,130
	Nedbank Group, Ltd. (Commercial Banks)	27,443	558,960
	Northam Platinum, Ltd. (Metals & Mining) (a)	18,763	79,236
	Palabora Mining Co., Ltd. (Metals & Mining) (a)	2,070	23,905
	Petmin, Ltd. (Metals & Mining)	91,673	18,535
	PPC, Ltd. (Construction Materials)	435,075	1,308,659
	Raubex Group, Ltd. (Construction & Engineering)	12,126	28,322
	Reunert, Ltd. (Industrial Conglomerates)	390,867	2,828,654
	Royal Bafokeng Platinum, Ltd. (Metals & Mining) (a)	6,699	40,980
	Sappi, Ltd. (Paper & Forest Products) (a)	444,718	1,118,411
	Sibanye Gold, Ltd., Sponsored ADR (Metals & Mining) (a)	9,835	51,240
	Sibanye Gold, Ltd. (Metals & Mining)	15,436	19,371
	Standard Bank Group, Ltd. (Commercial Banks)	167,535	2,000,358
	Steinhoff International Holdings, Ltd. (Household Durables) (a)	162,593	578,940
	Super Group, Ltd. (Specialty Retail) (a)	4,012	9,730
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services) (a)	35,206	85,664
	Tongaat Hulett, Ltd. (Food Products)	14,198	169,792
	Trencor, Ltd. (Marine)	19,868	136,540
	Zeder Investments, Ltd. (Capital Markets)	33,798	15,081
			32,609,261
	Taiwan 7.1%
	Ability Enterprise Co., Ltd. (Leisure Equipment & Products)	43,000	32,213
	Accton Technology Corp. (Communications Equipment)	58,000	31,583
	Acer, Inc. (Computers & Peripherals) (a)	241,000	167,503
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	1,106,000	1,066,087
	AGV Products Corp. (Food Products) (a)	89,000	28,777
	Alpha Networks, Inc. (Communications Equipment)	22,000	14,212
	Altek Corp. (Leisure Equipment & Products)	40,000	30,778
	Ambassador Hotel (The) (Hotels, Restaurants & Leisure)	21,000	20,775
	AmTRAN Technology Co., Ltd. (Household Durables)	88,000	58,633
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	43,430	27,468
	Asia Optical Co., Inc. (Leisure Equipment & Products) (a)	31,000	33,132
	Asia Vital Components Co., Ltd. (Computers & Peripherals)	48,288	26,539
	AU Optronics Corp., Sponsored ADR (Electronic Equipment & Instruments) (a)	89,100	325,215
	Audix Corp. (Electrical Equipment)	36,000	33,849
	Avermedia Technologies (Computers & Peripherals)	36,000	15,707
	Bank of Kaohsiung (Commercial Banks)	111,980	35,866
	BES Engineering Corp. (Construction & Engineering)	155,000	46,342
	Biostar Microtech International Corp. (Computers & Peripherals)	68,000	24,494
	Capital Securities Corp. (Capital Markets)	154,000	52,866
	Carnival Industrial Corp. (Textiles, Apparel & Luxury Goods)	100,000	29,459
	Champion Building Materials Co., Ltd. (Building Products) (a)	70,000	29,831
	Chang Hwa Commercial Bank (Commercial Banks)	518,639	302,585
	Charoen Pokphand Enterprise (Food Products)	70,000	34,921
	Cheng Loong Corp. (Containers & Packaging)	109,000	49,953
	Cheng Uei Precision Industry Co., Ltd. (Electronic Equipment & Instruments)	14,000	28,031
	Chia Hsin Cement Corp. (Construction Materials) (a)	78,280	38,389
	Chien Kuo Construction Co., Ltd. (Construction & Engineering)	73,000	34,812
	Chimei Innolux Corp. (Electronic Equipment & Instruments) (a)	647,907	311,167
	Chin-Poon Industrial Co. (Electronic Equipment & Instruments)	22,000	40,329
	China Airlines, Ltd. (Airlines) (a)	212,000	79,589
	China Development Financial Holding Corp. (Commercial Banks)	1,034,000	297,257
	China Electric Manufacturing Corp. (Electrical Equipment)	50,000	24,521
	China General Plastics Corp. (Chemicals)	92,220	54,895
	China Man-Made Fibers Corp. (Chemicals) (a)	118,000	50,685
	China Motor Corp. (Automobiles)	67,000	60,503
	China Petrochemical Development Corp. (Chemicals)	192,600	94,779
	China Synthetic Rubber Corp. (Chemicals)	53,000	50,460
	Chinese Maritime Transport, Ltd. (Marine)	23,000	32,010
	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,034,000	2,129,760
	Chung Hsin Electric & Machinery Manufacturing Corp. (Construction & Engineering)	54,000	31,048
	Chung Hung Steel Corp. (Metals & Mining) (a)	103,000	30,516
	Chunghwa Picture Tubes Ltd. (Electronic Equipment & Instruments) (a)	485,000	27,886
	CMC Magnetics Corp. (Computers & Peripherals) (a)	266,000	46,692
	Compal Electronics, Inc. (Computers & Peripherals)	8,713,000	6,365,231
	Compeq Manufacturing Co. (Electronic Equipment & Instruments)	107,000	51,569
	Continental Holdings Corp. (Construction & Engineering)	82,000	29,120
	Coretronic Corp. (Electronic Equipment & Instruments)	84,000	71,025
	Coxon Precise Industrial Co., Ltd. (Electronic Equipment & Instruments)	15,000	29,577
	CSBC Corp. Taiwan (Machinery)	48,410	30,699
	D-Link Corp. (Communications Equipment)	70,000	39,064
	E Ink Holdings, Inc. (Electronic Equipment & Instruments) (a)	75,000	44,644
	E.Sun Financial Holding Co., Ltd. (Commercial Banks)	533,610	345,609
	Eastern Media International Corp. (Commercial Services & Supplies) (a)	237,000	42,002
	Epistar Corp. (Semiconductors & Semiconductor Equipment) (a)	67,000	126,898
	Eternal Chemical Co., Ltd. (Chemicals)	38,000	32,130
	Evergreen International Storage & Transport Corp. (Road & Rail)	63,000	41,443
	Evergreen Marine Corp. Taiwan, Ltd. (Marine) (a)	166,000	98,251
	Everlight Electronics Co., Ltd. (Electronic Equipment & Instruments)	9,000	16,468
	Excelsior Medical Co., Ltd. (Health Care Providers & Services)	16,500	34,041
	Far Eastern International Bank (Commercial Banks)	154,746	62,020
	First Financial Holding Co., Ltd. (Commercial Banks)	769,909	460,899
	First Insurance Co., Ltd. (Insurance)	63,000	39,632
	First Steamship Co., Ltd. (Marine)	12,881	9,105
	Forhouse Corp. (Semiconductors & Semiconductor Equipment)	52,000	20,753
	Formosa Epitaxy, Inc. (Semiconductors & Semiconductor Equipment) (a)	41,000	25,862
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,000	79,873
	Formosan Rubber Group, Inc. (Chemicals)	52,000	43,089
	FSP Technology, Inc. (Electrical Equipment)	35,000	33,619
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	725,462	1,003,531
	Fulltech Fiber Glass Corp. (Electronic Equipment & Instruments) (a)	30,772	12,697
	Fwusow Industry Co., Ltd. (Food Products)	59,976	30,326
	Gemtek Technology Corp. (Communications Equipment)	36,000	37,075
	Getac Technology Corp. (Computers & Peripherals)	92,000	47,763
	Gigabyte Technology Co., Ltd. (Computers & Peripherals)	61,000	59,314
	Gigastorage Corp. (Computers & Peripherals) (a)	28,000	17,804
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	35,000	34,684
	Global Brands Manufacture, Ltd. (Electronic Equipment & Instruments) (a)	73,257	26,263
	Gloria Material Technology Corp. (Metals & Mining)	26,250	19,665
	Gold Circuit Electronics, Ltd. (Electronic Equipment & Instruments) (a)	115,000	27,032
	Goldsun Development & Construction Co., Ltd. (Construction Materials)	145,000	57,378
	Grand Pacific Petrochemical Corp. (Chemicals)	95,000	67,474
	Green Energy Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	29,825	23,150
	HannStar Display Corp. (Electronic Equipment & Instruments) (a)	193,000	78,983
	Harvatek Corp. (Semiconductors & Semiconductor Equipment) (a)	57,570	21,710
	Hey Song Corp. (Beverages)	30,000	31,555
	Ho Tung Chemical Corp. (Chemicals)	109,200	49,860
	Holy Stone Enterprise Co., Ltd. (Electronic Equipment & Instruments)	11,000	10,584
	Hua Nan Financial Holdings Co., Ltd. (Commercial Banks)	250,950	143,439
	Hung Poo Real Estate Development Corp. (Real Estate Management & Development)	40,000	40,721
	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	193,000	107,705
	Inventec Corp. (Computers & Peripherals)	231,840	224,258
	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment)	34,000	23,919
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	136,000	93,604
	Kinpo Electronics (Office Electronics)	6,000	2,313
	Kwong Fong Industries Corp. (Textiles, Apparel & Luxury Goods)	88,000	48,216
	KYE Systems Corp. (Computers & Peripherals)	71,000	30,377
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	23,000	22,715
	Lealea Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	88,580	31,906
	Leofoo Development Co. Ltd. (Hotels, Restaurants & Leisure) (a)	27,000	12,191
	Li Peng Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	95,926	45,908
	Lien Hwa Industrial Corp. (Food Products)	57,000	36,532
	Lingsen Precision Industries, Ltd. (Semiconductors & Semiconductor Equipment)	52,000	27,700
	Lite-On Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	23,000	14,002
	Lite-On Technology Corp. (Computers & Peripherals)	59,987	102,254
	Macronix International Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	414,154	100,853
	Marketech International Corp. (Electronic Equipment & Instruments)	47,000	26,546
	Masterlink Securities Corp. (Capital Markets)	102,000	33,014
	Mega Financial Holding Co., Ltd. (Commercial Banks)	952,070	780,860
	Mercuries & Associates, Ltd. (Multiline Retail)	17,280	12,799
	Micro-Star International Co., Ltd. (Computers & Peripherals)	92,000	58,964
	Mirle Automation Corp. (Machinery)	46,350	37,309
	Mitac Holdings Corp. (Computers & Peripherals) (a)	64,000	52,816
	Motech Industries, Inc. (Semiconductors & Semiconductor Equipment) (a)	26,000	44,583
	Nan Ya Printed Circuit Board Corp. (Electronic Equipment & Instruments) (a)	23,000	29,638
	Neo Solar Power Corp. (Semiconductors & Semiconductor Equipment) (a)	71,000	72,040
	Nien Hsing Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	34,909	33,944
	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,082,000	4,482,869
	Opto Technology Corp. (Semiconductors & Semiconductor Equipment)	76,000	32,259
	Pan-international Industrial Corp. (Electronic Equipment & Instruments)	42,420	34,792
	Pegatron Corp. (Computers & Peripherals) (a)	201,000	286,881
	Phihong Technology Co., Ltd. (Electrical Equipment)	20,000	12,277
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	61,000	114,709
	President Securities Corp. (Capital Markets)	88,580	49,732
	Qisda Corp. (Computers & Peripherals) (a)	176,000	41,073
	Radium Life Tech Co., Ltd. (Real Estate Management & Development)	5,935	5,149
	Ritek Corp. (Computers & Peripherals) (a)	299,000	52,080
	SDI Corp. (Semiconductors & Semiconductor Equipment)	11,000	11,496
	Sheng Yu Steel Co., Ltd. (Metals & Mining)	44,000	32,590
	Shih Wei Navigation Co., Ltd. (Marine)	39,989	29,011
	Shihlin Electric & Engineering Corp. (Electrical Equipment)	30,000	37,643
	Shin Kong Financial Holding Co., Ltd. (Insurance)	762,050	257,737
	Shinkong Synthetic Fibers Corp. (Chemicals)	174,000	59,438
	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	67,000	64,356
	Silicon Integrated Systems Corp. (Semiconductors & Semiconductor Equipment) (a)	86,000	27,778
	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment) (a)	44,000	58,782
	Sinon Corp. (Chemicals)	77,000	39,454
	SinoPac Financial Holdings Co., Ltd. (Commercial Banks)	674,937	310,452
	Solar Applied Materials Technology Co. (Chemicals)	22,000	19,495
	Sunrex Technology Corp. (Computers & Peripherals)	47,000	18,916
	Supreme Electronics Co., Ltd. (Electronic Equipment & Instruments)	59,000	28,934
	TA Chen Stainless Pipe Co., Ltd. (Metals & Mining) (a)	12,100	5,668
	Ta Chong Bank, Ltd. (Commercial Banks) (a)	171,124	57,819
	TA-I Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	22,278	11,980
	Tah Hsin Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	31,000	29,776
	Taichung Commercial Bank (Commercial Banks)	169,214	59,520
	Tainan Enterprises Co., Ltd. (Textiles, Apparel & Luxury Goods)	28,000	32,387
	Tainan Spinning Co., Ltd. (Textiles, Apparel & Luxury Goods)	113,680	69,976
	Taishin Financial Holding Co., Ltd. (Commercial Banks)	714,343	329,786
	Taisun Enterprise Co., Ltd. (Food Products) (a)	9,070	4,203
	Taiwan Business Bank (Commercial Banks) (a)	364,499	108,979
	Taiwan Cement Corp. (Construction Materials)	44,000	63,693
	Taiwan Cogeneration Corp. (Independent Power Producers & Energy Traders)	30,000	18,872
	Taiwan Cooperative Financial Holding (Commercial Banks)	181,260	99,620
	Taiwan Land Development Corp. (Real Estate Management & Development) (a)	18,046	6,775
	Taiwan PCB Techvest Co., Ltd. (Electronic Equipment & Instruments)	13,933	16,423
	Taiwan Sakura Corp. (Household Durables)	17,000	10,579
	Taiwan Surface Mounting Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	18,900	27,902
	Taiwan TEA Corp. (Food & Staples Retailing) (a)	98,000	66,787
	Taiyen Biotech Co., Ltd. (Food Products)	46,000	40,295
	Tatung Co., Ltd. (Household Durables) (a)	219,000	57,329
	Teco Electric and Machinery Co., Ltd. (Electrical Equipment)	179,000	189,492
	Thinking Electronic Industrial Co., Ltd. (Electronic Equipment & Instruments)	35,000	40,248
	Tong Yang Industry Co., Ltd. (Auto Components)	46,904	70,355
	Tong-Tai Machine & Tool Co., Ltd. (Machinery)	32,252	26,943
	Topoint Technology Co., Ltd. (Electronic Equipment & Instruments)	48,638	31,584
	TPK Holding Co., Ltd. (Electronic Equipment & Instruments)	139,000	1,262,269
	Tung Ho Steel Enterprise Corp. (Metals & Mining)	87,000	76,946
	Tycoons Group Enterprise (Machinery) (a)	156,000	31,024
	Tyntek Corp. (Semiconductors & Semiconductor Equipment) (a)	85,109	18,998
	Unimicron Technology Corp. (Electronic Equipment & Instruments)	118,000	100,572
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,581,000	676,418
	Universal Cement Corp. (Construction Materials)	59,000	50,884
	UPC Technology Corp. (Chemicals)	73,889	34,986
	Wafer Works Corp. (Semiconductors & Semiconductor Equipment) (a)	36,000	19,116
	Wah Lee Industrial Corp. (Electronic Equipment & Instruments)	5,000	7,128
	Walsin Lihwa Corp. (Electrical Equipment) (a)	246,000	75,130
	Walton Advanced Engineering, Inc. (Semiconductors & Semiconductor Equipment) (a)	87,000	32,514
	Wan Hai Lines, Ltd. (Marine)	105,000	60,194
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	327,000	88,477
	Wintek Corp. (Electronic Equipment & Instruments) (a)	177,000	73,034
	Wistron Corp. (Computers & Peripherals)	175,770	170,319
	WT Microelectronics Co., Ltd. (Electronic Equipment & Instruments)	7,209	8,290
	WUS Printed Circuit Co., Ltd. (Electronic Equipment & Instruments)	80,000	35,715
	Yageo Corp. (Electronic Equipment & Instruments) (a)	142,800	50,712
	Yang Ming Marine Transport Corp. (Marine) (a)	85,000	38,954
	Yem Chio Co., Ltd. (Commercial Services & Supplies)	57,565	44,001
	Yieh Phui Enterprise Co., Ltd. (Metals & Mining) (a)	108,120	34,520
	Young Fast Optoelectronics Co., Ltd. (Electronic Equipment & Instruments)	7,000	8,937
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	963,000	493,437
	Yuen Foong Yu Paper Manufacturing Co., Ltd. (Paper & Forest Products)	50,000	25,028
	Yulon Motor Co., Ltd. (Automobiles)	98,000	164,068
	Zig Sheng Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	83,187	29,260
			29,398,539
	Thailand 3.2%
	AP Thailand PCL (Real Estate Management & Development)	103,800	19,579
	Bangchak Petroleum PCL (Oil, Gas & Consumable Fuels)	73,400	74,503
	Bangkok Bank PCL (Commercial Banks)	127,800	800,793
	Bangkok Expressway PCL (Transportation Infrastructure)	67,400	74,338
	Bangkokland PCL (Real Estate Management & Development)	1,553,900	75,509
	Banpu PCL (Oil, Gas & Consumable Fuels)	116,000	101,982
	Calcomp Electronics Thailand PCL (Electronic Equipment, Instruments & Components)	35,800	3,479
	Esso Thailand PCL (Oil, Gas & Consumable Fuels)	184,300	38,298
	Hana Microelectronics PCL (Electronic Equipment & Instruments)	57,800	42,685
	IRPC PCL (Oil, Gas & Consumable Fuels)	1,087,900	109,207
	Kasikornbank PCL, NVDR (Commercial Banks)	454,400	2,542,200
	KGI Securities Thailand PCL (Capital Markets)	488,300	44,334
	Kiatnakin Bank PCL (Commercial Banks)	35,000	47,554
	Krung Thai Bank PCL (Commercial Banks)	374,800	230,056
	LH Financial Group PCL (Commercial Banks)	411,783	17,509
	Polyplex PCL (Containers & Packaging)	67,000	22,276
	Precious Shipping PCL (Marine)	59,500	35,380
	Property Perfect PCL (Real Estate Management & Development)	790,500	25,525
	PTT Global Chemical PCL (Chemicals)	239,900	571,373
	PTT PCL (Oil, Gas & Consumable Fuels)	58,600	591,995
	Saha-Union PCL (Textiles, Apparel & Luxury Goods)	31,200	38,651
	Sahaviriya Steel Industries PCL (Metals & Mining) (a)	1,232,200	14,969
	Sri Trang Agro-Industry PCL (Auto Components)	70,700	29,383
	Tata Steel Thailand PCL (Metals & Mining) (a)	521,500	11,837
	Thai Airways International PCL (Airlines)	116,300	73,989
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	3,931,100	7,257,705
	Thanachart Capital PCL (Commercial Banks)	70,400	75,396
	Thoresen Thai Agencies PCL (Marine) (a)	64,120	35,258
	TPI Polene PCL (Construction Materials)	97,000	35,042
	Vinythai PCL (Chemicals)	51,000	17,772
			13,058,577
	Turkey 0.5%
	Adana Cimento Sanayii TAS Class A (Construction Materials)	15,372	29,678
	Akenerji Elektrik Uretim AS (Independent Power Producers & Energy Traders) (a)	33,348	21,626
	Aksa Akrilik Kimya Sanayii (Textiles, Apparel & Luxury Goods)	13,078	55,289
	Albaraka Turk Katilim Bankasi AS (Commercial Banks) (a)	15,022	12,419
	Anadolu Cam Sanayii AS (Containers & Packaging)	22,615	26,757
	Anadolu Sigorta (Insurance) (a)	72,371	46,216
	Asya Katilim Bankasi AS (Commercial Banks) (a)	63,974	60,489
	Dogan Sirketler Grubu Holding AS (Industrial Conglomerates) (a)	111,747	48,681
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Pharmaceuticals)	33,519	42,146
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	113,087	143,315
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	20,953
	Global Yatirim Holding AS (Diversified Financial Services)	55,866	35,399
	GSD Holding (Commercial Banks) (a)	102,720	62,546
	Ihlas Holding AS (Industrial Conglomerates) (a)	87,504	33,355
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A (Metals & Mining) (a)	32,125	26,717
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Metals & Mining) (a)	44,327	24,796
	KOC Holding AS (Industrial Conglomerates)	47,218	217,852
	Petkim Petrokimya Holding AS (Chemicals) (a)	6,352	8,553
	Polyester Sanayi AS (Chemicals) (a)	47,176	21,018
	Sekerbank TAS (Commercial Banks) (a)	21,585	20,088
	Soda Sanayii AS (Chemicals)	23,487	28,602
	Tekfen Holding AS (Construction & Engineering)	14,345	32,453
	Trakya Cam Sanayi AS (Building Products)	27,528	32,706
	Turcas Petrol AS (Oil, Gas & Consumable Fuels)	19,924	28,110
	Turkiye Is Bankasi Class C (Commercial Banks)	203,559	538,108
	Turkiye Sinai Kalkinma Bankasi AS (Commercial Banks)	39,741	35,215
	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	58,517	80,531
	Turkiye Vakiflar Bankasi Tao Class D (Commercial Banks)	96,933	221,213
	Vestel Elektronik Sanayi ve Ticaret AS (Household Durables) (a)	24,553	23,094
			1,977,925
	Total Common Stocks (Cost $400,984,521)		381,320,717
	Exchange Traded Funds 3.3% (e)
	India 0.8%
	PowerShares India Portfolio (Capital Markets)	216,598	3,459,070

	United States 2.5%
¤	iShares MSCI Emerging Markets Index Fund (Capital Markets)	251,501	10,253,696

	Total Exchange Traded Funds (Cost $14,264,833)		13,712,766
	Preferred Stocks 3.3%
	Brazil 3.3%
	Banco Industrial e Comercial S.A. 8.45% (Commercial Banks)	15,600	31,674
	Cia Ferro Ligas da Bahia - Ferbasa 1.75% (Metals & Mining)	15,311	97,961
	Cia Paranaense de Energia Class B 3.30% (Electric Utilities)	299,530	4,250,426
	Eucatex S.A. Industria e Comercio 3.06% (Paper & Forest Products)	8,300	24,080
	Forjas Taurus S.A. 2.92% (Aerospace & Defense)	49,000	46,871
	Gerdau S.A. 1.08% (Metals & Mining)	56,000	419,438
	Inepar S.A. Industria e Construcoes 0.00% (Electrical Equipment) (a)	7,200	3,216
	Petroleo Brasileiro S.A. 4.15% (Oil, Gas & Consumable Fuels)	12,000	99,409
	Suzano Papel e Celulose S.A. 1.05% (Paper & Forest Products)	84,800	334,792
	Unipar Participacoes S.A. 1.58% (Chemicals)	200,800	43,489
	Usinas Siderurgicas de Minas Gerais S.A. 0.00% (Metals & Mining) (a)	110,400	524,030
	Vale S.A. 6.43% (Metals & Mining)	531,600	7,565,160
			13,440,546
	Colombia 0.0%‡
	Grupo de Inversiones Suramericana S.A. 2.52% (Diversified Financial Services)	4,182	84,592
	Total Preferred Stocks (Cost $16,410,699)		13,525,138

	Number of Rights	Value
Rights 0.0%‡
Malaysia 0.0%‡
Karambunai Corp. BHD Expires 10/11/13 (Hotels, Restaurants & Leisure) (a)	153,425	3,295

Poland 0.0%‡
Polimex-Mostostal S.A. Expires 12/31/13 (Construction & Engineering) (a)(b)(c)	58,304	2
Total Rights (Cost $0)		3,297

	Number of Warrants	Value
Warrants 0.0%‡
Malaysia 0.0%‡
Malaysian Resources Corp. BHD Expires 9/16/18 (Construction & Engineering) (a)	48,666	3,882

Total Warrants (Cost $4,965)		3,882

	Principal Amount	Value
Short-Term Investment 1.0%
Repurchase Agreement 1.0%
United States 1.0%
State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $4,119,090 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $4,520,000 and a Market Value of $4,203,921) (Capital Markets)	$4,119,090	4,119,090
Total Short-Term Investment (Cost $4,119,090)		4,119,090

Total Investments (Cost $435,784,108) (f)	99.9%	412,684,890
Other Assets, Less Liabilities	0.1	416,761
Net Assets	100.0%	$413,101,651

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security - The total market value of these securities as of September 30, 2013 is $1,709,475, which represents 0.4% of the Portfolio's net assets.
(c)	Fair valued security - The total market value of these securities as of September 30, 2013 is $59,817, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of September 30, 2013, cost is $439,944,842 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$26,029,032
Gross unrealized depreciation	(53,288,984)
Net unrealized depreciation	$(27,259,952)

The following abbreviations are used in the above Portfolio:
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$381,260,902	$—	$59,815	$381,320,717
Exchange Traded Funds	13,712,766	—	—	13,712,766
Preferred Stocks	13,525,138	—	—	13,525,138
Rights (c)	3,295	—	2	3,297
Warrants	3,882	—	—	3,882
Short-Term Investment
Repurchase Agreement	—	4,119,090	—	4,119,090
Total Investments in Securities	$408,505,983	$4,119,090	$59,817	$412,684,890

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $45,594 and $14,221 are securities listed under China and Mexico within the Common Stocks section of the Portfolio of Investments.
(c)	The Level 3 security valued at $2 is a security listed under Poland within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2013, foreign securities with a total value of $306,254,561 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared to prior year prices which were adjusted for events after the market close. As of December 31, 2012, prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. As of September 30, 2013, fair value of these securities are based on quoted prices in active markets for identical investments.

As of September 30, 2013, foreign securities with a total value of $167,569 were transferred from Level 1 to Level 3 as these securities were fair valued when compared to prior year prices which were based on quoted prices. As of December 31, 2012, prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of September 30, 2013, foreign securities with a total value of $78,696 were transferred from Level 2 to Level 3 as these securities were fair valued when compared to prior year prices which were based on quoted prices. As of December 31, 2012, prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of September 30, 2013, a foreign security with a total value of $42,380 was transferred from Level 3 to Level 1 as the price of this security was based on a quoted price compared to prior year price which was fair valued.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Common Stocks
China	$42,382	$-	$(33,872)	$(150,349)	$-	$(2,231)	$246,265	$(42,380)	$59,815	$(150,349)
Rights
Poland	697	-	-	(695)	-	-	-	-	2	(695)
Total	$43,079	$-	$(33,872)	$(151,044)	$-	$(2,231)	$246,265	$(42,380)	$59,817	$(151,044)

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 2.1%
	Hexcel Corp. (a)	183,127	$7,105,327
	Triumph Group, Inc.	31,408	2,205,470
			9,310,797
	Airlines 1.4%
	JetBlue Airways Corp. (a)	524,950	3,496,167
	US Airways Group, Inc. (a)	128,606	2,438,370
			5,934,537
	Auto Components 0.8%
	Fox Factory Holding Corp. (a)	14,855	286,256
	Tenneco, Inc. (a)	64,385	3,251,442
			3,537,698
	Biotechnology 8.7%
	Acorda Therapeutics, Inc. (a)	146,226	5,012,627
	Aegerion Pharmaceuticals, Inc. (a)	12,875	1,103,516
	ARIAD Pharmaceuticals, Inc. (a)	200,899	3,696,542
	Cubist Pharmaceuticals, Inc. (a)	101,043	6,421,283
	Ophthotech Corp. (a)	22,241	660,780
	Seattle Genetics, Inc. (a)	109,204	4,786,411
¤	Theravance, Inc. (a)	191,131	7,815,347
¤	United Therapeutics Corp. (a)	106,866	8,426,384
			37,922,890
	Building Products 1.6%
	PGT, Inc. (a)	270,168	2,677,365
	Trex Co., Inc. (a)	57,673	2,856,544
	USG Corp. (a)	48,578	1,388,359
			6,922,268
	Chemicals 3.1%
	Axiall Corp.	57,529	2,174,021
	Huntsman Corp.	220,190	4,538,116
	Quaker Chemical Corp.	95,086	6,946,032
			13,658,169
	Commercial Banks 0.8%
	UMB Financial Corp.	66,197	3,597,145

	Commercial Services & Supplies 1.3%
	Waste Connections, Inc.	128,436	5,832,279

	Communications Equipment 0.8%
	Aruba Networks, Inc. (a)	133,148	2,215,583
	Ixia (a)	70,573	1,105,879
			3,321,462
	Computers & Peripherals 0.3%
	Fusion-io, Inc. (a)	110,050	1,473,569

	Construction & Engineering 1.5%
	Foster Wheeler A.G. (a)	99,099	2,610,268
	Northwest Pipe Co. (a)	113,981	3,747,695
			6,357,963
	Construction Materials 1.5%
	Texas Industries, Inc. (a)	96,100	6,372,391

	Consumer Finance 0.7%
	Cash America International, Inc.	68,403	3,097,288

	Diversified Consumer Services 0.9%
	Outerwall, Inc. (a)	43,431	2,171,116
	Sotheby's	35,493	1,743,771
			3,914,887
	Diversified Financial Services 0.5%
	KKR Financial Holdings LLC	195,512	2,019,639

	Electrical Equipment 1.4%
	General Cable Corp.	103,054	3,271,964
	Thermon Group Holdings, Inc. (a)	117,745	2,721,087
			5,993,051
	Electronic Equipment & Instruments 3.1%
	Coherent, Inc.	71,675	4,404,429
	InvenSense, Inc. (a)	270,646	4,768,782
	IPG Photonics Corp.	77,781	4,379,848
			13,553,059
	Energy Equipment & Services 2.8%
	Dril-Quip, Inc. (a)	24,649	2,828,473
¤	GeoSpace Technologies Corp. (a)	113,277	9,549,251
			12,377,724
	Food & Staples Retailing 3.0%
	Fresh Market, Inc. (The) (a)	115,600	5,469,036
¤	Natural Grocers by Vitamin Cottage, Inc. (a)	189,218	7,511,955
			12,980,991
	Food Products 1.5%
	WhiteWave Foods Co. Class A (a)	326,350	6,517,209

	Health Care Equipment & Supplies 6.5%
	ArthroCare Corp. (a)	179,791	6,396,964
	Cooper Cos., Inc. (The)	51,434	6,670,476
	HeartWare International, Inc. (a)	43,096	3,155,058
	Sirona Dental Systems, Inc. (a)	95,537	6,394,291
	Thoratec Corp. (a)	154,194	5,749,894
			28,366,683
	Health Care Providers & Services 3.9%
	Air Methods Corp.	117,785	5,017,641
¤	Centene Corp. (a)	127,930	8,182,403
	Team Health Holdings, Inc. (a)	100,175	3,800,639
			17,000,683
	Health Care Technology 1.5%
	MedAssets, Inc. (a)	258,896	6,581,136

	Hotels, Restaurants & Leisure 5.7%
¤	Bally Technologies, Inc. (a)	122,743	8,844,861
	BJ's Restaurants, Inc. (a)	55,066	1,581,495
	Chuy's Holdings, Inc. (a)	62,730	2,251,380
	Orient-Express Hotels, Ltd. (a)	274,385	3,561,517
	Pinnacle Entertainment, Inc. (a)	96,893	2,427,170
	SHFL Entertainment, Inc. (a)	267,296	6,147,808
			24,814,231
	Household Durables 1.1%
	Universal Electronics, Inc. (a)	134,852	4,858,718

	Insurance 1.2%
	Validus Holdings, Ltd.	145,555	5,382,624

	Internet Software & Services 6.1%
	Angie's List, Inc. (a)	173,811	3,910,748
	Cornerstone OnDemand, Inc. (a)	138,305	7,114,409
	Demandware, Inc. (a)	80,117	3,711,821
	Marin Software, Inc. (a)	131,495	1,650,262
	Monster Worldwide, Inc. (a)	724,432	3,201,989
	Trulia, Inc. (a)	153,229	7,206,360
			26,795,589
	Life Sciences Tools & Services 1.4%
	PAREXEL International Corp. (a)	124,753	6,266,343

	Machinery 4.7%
	Chart Industries, Inc. (a)	36,359	4,473,611
	Colfax Corp. (a)	87,082	4,919,262
	Manitowoc Co., Inc. (The)	162,606	3,183,826
	Trimas Corp. (a)	65,891	2,457,734
	WABCO Holdings, Inc. (a)	30,915	2,604,898
	Woodward, Inc.	74,270	3,032,444
			20,671,775
	Metals & Mining 1.3%
	RTI International Metals, Inc. (a)	176,450	5,653,458

	Oil, Gas & Consumable Fuels 2.9%
¤	Gulfport Energy Corp. (a)	115,784	7,449,542
	Oasis Petroleum, Inc. (a)	108,653	5,338,122
			12,787,664
	Pharmaceuticals 1.5%
	Salix Pharmaceuticals, Ltd. (a)	95,599	6,393,661

	Real Estate Investment Trusts 2.7%
¤	GEO Group, Inc. (The)	217,542	7,233,271
	Redwood Trust, Inc.	78,791	1,551,395
	Two Harbors Investment Corp.	292,639	2,841,525
			11,626,191
	Road & Rail 1.3%
	Landstar System, Inc.	64,723	3,623,194
	Quality Distribution, Inc. (a)	221,651	2,048,055
			5,671,249
	Semiconductors & Semiconductor Equipment 4.1%
	Cavium, Inc. (a)	146,103	6,019,444
	EZchip Semiconductor, Ltd. (a)	75,392	1,857,659
	Sunedison, Inc. (a)	194,295	1,548,531
	Teradyne, Inc. (a)	254,844	4,210,023
	Veeco Instruments, Inc. (a)	109,392	4,072,664
			17,708,321
	Software 8.4%
	Aspen Technology, Inc. (a)	100,544	3,473,795
	Compuware Corp.	171,166	1,917,059
	Concur Technologies, Inc. (a)	45,024	4,975,152
	Fortinet, Inc. (a)	253,849	5,142,981
	Guidewire Software, Inc. (a)	59,459	2,801,114
	Imperva, Inc. (a)	64,874	2,726,005
	NICE Systems, Ltd., Sponsored ADR	101,202	4,186,727
	QLIK Technologies, Inc. (a)	174,045	5,959,301
	TIBCO Software, Inc. (a)	89,109	2,280,299
	Ultimate Software Group, Inc. (a)	22,958	3,384,009
			36,846,442
	Specialty Retail 5.4%
	Chico's FAS, Inc.	117,111	1,951,069
¤	Genesco, Inc. (a)	194,807	12,775,443
	Travelcenters Of America Llc (a)	180,597	1,417,687
¤	Vitamin Shoppe, Inc. (a)	166,820	7,298,375
			23,442,574
	Textiles, Apparel & Luxury Goods 1.2%
	Steven Madden, Ltd. (a)	96,185	5,177,639

	Thrifts & Mortgage Finance 0.9%
	Home Loan Servicing Solutions, Ltd.	168,691	3,712,889

	Total Common Stocks (Cost $353,554,857)		434,452,886

		Principal Amount	Value
	Short-Term Investment 0.8%
	Repurchase Agreement 0.8%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $3,535,980 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $3,880,000 and a Market Value of $3,608,675)	$3,535,980	3,535,980

	Total Short-Term Investment (Cost $3,535,980)		3,535,980
	Total Investments (Cost $357,090,837) (b)	100.4%	437,988,866
	Other Assets, Less Liabilities	(0.4)	(1,715,704)
	Net Assets	100.0%	$436,273,162

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2013, cost is $358,507,696 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$92,623,266
Gross unrealized depreciation	(13,142,096)
Net unrealized appreciation	$79,481,170

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$434,452,886	$—	$—	$434,452,886
Short-Term Investment
Repurchase Agreement	—	3,535,980	—	3,535,980
Total Investments in Securities	$434,452,886	$3,535,980	$—	$437,988,866

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.8%†
	Corporate Bonds 2.1%
	Aerospace & Defense 0.2%
	Oshkosh Corp. 8.25%, due 3/1/17	$1,600,000	$1,707,999

	Broadcasting & Entertainment 0.2%
	Scientific Games International, Inc. 6.25%, due 9/1/20	1,515,000	1,526,363

	Buildings & Real Estate 0.3%
	Building Materials Corp. of America 6.875%, due 8/15/18 (a)	1,200,000	1,282,500
	CBRE Services, Inc. 6.625%, due 10/15/20	900,000	960,750
			2,243,250
	Chemicals, Plastics & Rubber 0.2%
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	1,000,000	1,102,500
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	150,000	154,500
			1,257,000
	Containers, Packaging & Glass 0.2%
	Greif, Inc. 7.75%, due 8/1/19	650,000	734,500
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Lu 9.875%, due 8/15/19	800,000	868,000
			1,602,500
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	700,000	791,000

	Forest Products & Paper 0.2%
	Sappi Papier Holding GmbH 6.625%, due 4/15/21 (a)	1,500,000	1,395,000

	Healthcare, Education & Childcare 0.1%
	Grifols, Inc. 8.25%, due 2/1/18	692,000	743,035

	Mining, Steel, Iron & Non-Precious Metals 0.3%
¤	FMG Resources August 2006 Pty, Ltd.
	6.00%, due 4/1/17 (a)	1,000,000	1,025,000
	6.375%, due 2/1/16 (a)	1,500,000	1,533,750
			2,558,750
	Software 0.3%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	2,610,000	2,701,350

	Telecommunications 0.0%‡
	MetroPCS Wireless, Inc. 6.25%, due 4/1/21 (a)	400,000	402,000

	Total Corporate Bonds (Cost $16,067,725)		16,928,247

	Floating Rate Loans 86.5% (b)
	Aerospace & Defense 3.4%
	Aeroflex, Inc. New Term Loan B 4.50%, due 11/11/19	2,832,122	2,850,709
	American Airlines, Inc. Exit Term Loan 4.75%, due 6/27/19	1,512,875	1,500,016
	Booz Allen Hamilton Inc. New Term Loan 3.75%, due 7/31/19	6,945,000	6,921,852
	DigitalGlobe, Inc. New Term Loan B 3.75%, due 1/31/20	796,000	796,000
	SI Organization, Inc. (The) Term Loan B 5.50%, due 11/22/16	2,771,946	2,716,507
	Six3 Systems, Inc. Term Loan B 7.00%, due 10/4/19 (c)	2,382,000	2,387,955
	Spirit Aerosystems, Inc. Term Loan B 3.75%, due 4/18/19	3,250,500	3,258,626
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	4,339,648	4,319,577
	U.S. Airways Group, Inc. Term Loan B1 4.25%, due 5/23/19	2,566,667	2,550,625
			27,301,867
	Automobile 4.7%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	920,330	920,330
	Allison Transmission, Inc. Term Loan B2 3.19%, due 8/7/17	4,698,511	4,710,257
	ASP HHI Acquisition Co., Inc. Additional Term Loan 5.00%, due 10/5/18	2,240,610	2,253,914
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	4,763,816	4,773,739
	New 2nd Lien Term Loan 6.00%, due 4/30/20	666,667	681,667
	Chrysler Group LLC New Term Loan B 4.25%, due 5/24/17	3,905,088	3,925,426
	Federal-Mogul Corp.
	Term Loan B 2.116%, due 12/29/14	2,231,341	2,189,503
	Term Loan C 2.118%, due 12/28/15	1,619,307	1,588,944
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	6,150,000	6,184,594
	KAR Auction Services, Inc. Term Loan B 3.75%, due 5/19/17	3,650,214	3,655,919
	Metaldyne LLC REFI Term Loan B 5.00%, due 12/18/18	2,233,125	2,241,499
	Tomkins LLC Term Loan B2 3.75%, due 9/29/16	3,035,168	3,033,271
	Tower Automotive Holdings USA LLC Term Loan B 4.75%, due 4/23/20	1,995,000	1,997,494
			38,156,557
	Beverage, Food & Tobacco 2.6%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/16/18 (c)	1,418,762	1,410,486
	Del Monte Foods Co. Term Loan 4.00%, due 3/8/18	5,975,693	5,955,155
	H.J. Heinz Co. Term Loan B2 3.50%, due 6/5/20	5,885,250	5,901,434
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	5,717,548	5,748,520
	Pinnacle Foods Finance LLC Term Loan G 3.25%, due 4/29/20	2,388,000	2,365,911
			21,381,506
	Broadcasting & Entertainment 5.1%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	3,152,000	3,144,120
	Charter Communications Operating LLC Term Loan E 3.00%, due 7/1/20	1,795,500	1,775,020
	Clear Channel Communications, Inc.
	Term Loan B 3.829%, due 1/29/16	2,571,628	2,420,545
	Term Loan D 6.929%, due 1/30/19	2,000,000	1,844,376
	Cumulus Media Holdings, Inc. 1st Lien Term Loan 4.50%, due 9/17/18	3,181,049	3,201,592
	Foxco Acquisition Sub LLC New Term Loan B 5.50%, due 7/14/17	2,945,635	2,956,681
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	2,999,558	3,014,556
¤	TWCC Holding Corp.
	REFI Term Loan B 3.50%, due 2/13/17	6,222,624	6,226,439
	2nd Lien Term Loan 7.00%, due 6/26/20	2,333,333	2,391,667
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/2/20	2,388,000	2,363,375
	Converted Extended Term Loan 4.50%, due 3/2/20	5,227,297	5,199,854
	WideOpenWest Finance LLC Term Loan B 4.75%, due 4/1/19	6,922,719	6,957,332
			41,495,557
	Buildings & Real Estate 2.7%
	Armstrong World Industries, Inc. New Term Loan B 3.50%, due 3/16/20	3,150,867	3,137,081
	CB Richard Ellis Services, Inc. New Term Loan B 2.933%, due 3/29/21	2,043,716	2,043,716
	Continental Building Products LLC
	1st Lien Term Loan 4.50%, due 8/31/20	1,333,333	1,330,833
	2nd Lien Term Loan 8.50%, due 2/15/21	666,667	667,222
	Realogy Corp.
	Letter of Credit 3.179%, due 10/10/13	96,113	96,113
	Extended Term Loan 4.50%, due 3/5/20	6,915,250	6,946,943
	USIC Holdings, Inc. 1st Lien Term Loan 4.75%, due 7/10/20 (c)	1,995,000	1,991,509
	Wilsonart International Holdings LLC Term Loan B 4.00%, due 10/31/19	5,293,302	5,243,015
			21,456,432
	Cargo Transport 0.4%
	Swift Transportation Co., Inc.
	New Term Loan B1 2.93%, due 12/21/16	1,102,507	1,105,263
	New Term Loan B2 4.00%, due 12/21/17	1,950,408	1,959,185
			3,064,448
	Chemicals, Plastics & Rubber 3.9%
	Allnex USA, Inc.
	Term Loan B1 4.50%, due 10/3/19	1,465,857	1,464,941
	Term Loan B2 4.50%, due 10/3/19	760,563	760,087
	2nd Lien Term Loan 8.25%, due 4/3/20	400,000	409,000
	Arysta LifeScience Corp.
	1st Lien Term Loan 4.50%, due 5/29/20	1,197,000	1,193,259
	2nd Lien Term Loan 8.25%, due 11/30/20	800,000	797,500
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.75%, due 2/3/20	6,799,134	6,812,487
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	2,910,633	2,928,824
	Ineos US Finance LLC 6 Year Term Loan 4.00%, due 5/4/18	5,250,183	5,190,027
	MacDermid, Inc.
	1st Lien Term Loan 4.00%, due 6/8/20	3,990,000	3,988,755
	2nd Lien Term Loan 7.75%, due 12/7/20	1,333,333	1,346,667
	OXEA Finance LLC Term Loan B2 4.25%, due 1/15/20	1,000,000	994,375
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	5,966,746	5,746,192
			31,632,114
	Containers, Packaging & Glass 1.9%
	Berlin Packaging LLC New 2nd Lien Term Loan 8.75%, due 4/2/20	2,500,000	2,506,250
	BWAY Corp. Term Loan B 4.50%, due 8/4/17	3,811,200	3,823,903
	Caraustar Industries, Inc. Term Loan 7.50%, due 5/1/19	655,500	665,333
	Pact Group (USA), Inc. Term Loan B 3.75%, due 5/29/20	1,117,200	1,099,045
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.75%, due 9/28/18	7,101,655	7,110,532
			15,205,063
	Diversified/Conglomerate Manufacturing 1.7%
	Colfax Corp. New Term Loan B 3.25%, due 1/11/19	2,977,500	2,974,522
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	4,600,000	4,550,808
	Sensus USA, Inc. 1st Lien Term Loan 4.75%, due 5/9/17	1,462,500	1,447,875
	Terex Corp. REFI Term Loan B 4.50%, due 4/28/17	820,569	826,210
	Veyance Technologies, Inc. 1st Lien Term Loan 5.25%, due 9/8/17	3,858,878	3,838,380
			13,637,795
	Diversified/Conglomerate Service 7.2%
	Acosta, Inc. Term Loan D 5.00%, due 3/2/18	4,655,833	4,661,653
	Advantage Sales & Marketing, Inc.
	New 1st Lien Term Loan 4.25%, due 12/18/17	3,422,747	3,428,097
	New 2nd Lien Term Loan 8.25%, due 6/18/18	857,143	863,571
	Brickman Group Holdings, Inc.
	New Term Loan B2 3.259%, due 10/14/16	1,408,671	1,410,432
	New Term Loan B3 4.00%, due 9/28/18	1,776,688	1,778,909
	Brock Holdings III, Inc.
	New Term Loan B 6.009%, due 3/16/17	1,394,853	1,398,340
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	758,125
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,042,125	1,037,566
	Ceridian Corp. New Term Loan B 4.429%, due 5/9/17	2,000,000	1,998,334
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	5,685,750	5,652,585
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (c)	1,985,000	1,960,187
	2nd Lien Term Loan 8.75%, due 12/21/20 (c)	1,200,000	1,199,250
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,263,645	2,262,701
¤	First Data Corp.
	New 2017 Term Loan 4.18%, due 3/24/17	4,003,173	3,979,154
	2018 Term Loan 4.18%, due 9/24/18	2,400,000	2,380,800
	Genesys Telecom Holdings U.S., Inc. Term Loan B 4.00%, due 2/7/20	2,321,693	2,312,504
	Sabre, Inc. Term Loan B 5.25%, due 2/19/19	5,173,960	5,194,656
	ServiceMaster Co.
	New Term Loan 4.25%, due 1/31/17	1,989,975	1,934,837
	Extended Term Loan 4.44%, due 1/31/17	4,324,832	4,218,064
	Sophia, L.P. New Term Loan B 4.50%, due 7/19/18	1,116,974	1,120,814
	SunGard Data Systems, Inc.
	Term Loan C 3.932%, due 2/28/17	1,835,571	1,840,160
	Term Loan E 4.00%, due 3/9/20	2,786,000	2,793,837
	Verint Systems, Inc. New Term Loan B 4.00%, due 9/6/19	4,049,796	4,058,657
			58,243,233
	Ecological 0.8%
	ADS Waste Holdings, Inc. New Term Loan B 4.25%, due 10/9/19	6,451,250	6,443,186

	Electronics 3.0%
	Blue Coat Systems, Inc.
	New Term Loan 4.50%, due 5/31/19	3,288,991	3,288,991
	2nd Lien Term Loan 9.50%, due 6/26/20	2,000,000	2,005,000
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	4,950,000	4,946,906
	Eagle Parent, Inc. New Term Loan 4.50%, due 5/16/18	4,907,825	4,909,052
	EIG Investors Corp. New 1st Lien Term Loan 6.25%, due 11/6/19	3,473,750	3,473,750
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	2,892,750	2,784,272
	Infor (US), Inc. Term Loan B3 3.75%, due 6/3/20	997,484	990,002
	Sensata Technologies Finance Co. LLC Term Loan 3.75%, due 5/14/18	1,652,681	1,658,621
			24,056,594
	Finance 3.0%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	4,488,222	4,456,432
	Brand Energy & Infrastructure Services, Inc.
	Term Loan 1 Canadian 6.25%, due 10/23/18	461,024	461,600
	USD Term Loan B1 6.25%, due 10/23/18	1,920,931	1,923,333
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	1,995,000	1,990,012
¤	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	5,150,678	5,121,706
	New Synthetic LC 3.75%, due 3/9/18	2,750,000	2,722,500
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	2,388,000	2,414,865
	Safe Guard Products International LLC Term Loan 7.25%, due 12/21/18	2,878,250	2,874,652
	StoneRiver Holdings, Inc. 1st Lien Term Loan 4.50%, due 11/29/19	2,261,000	2,241,216
			24,206,316
	Grocery 0.5%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/13/19	3,951,603	3,866,643

	Healthcare, Education & Childcare 8.8%
	Community Health Systems, Inc. Extended Term Loan 3.76%, due 1/25/17	5,005,724	5,000,508
	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	7,293,750	7,317,943
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	3,921,395	3,911,592
	Gentiva Health Services, Inc. New Term Loan B 6.50%, due 8/17/16	1,391,368	1,389,629
	Grifols, Inc. New Term Loan B 4.25%, due 6/1/17	5,891,479	5,922,575
	HCA, Inc. Extended Term Loan B4 2.929%, due 5/1/18	2,872,019	2,864,839
	Hologic, Inc. New Term Loan B 3.75%, due 8/1/19	4,935,099	4,943,326
	Iasis Healthcare LLC Term Loan B2 4.50%, due 5/3/18	2,340,315	2,352,602
	IMS Health, Inc. Term Loan B1 3.75%, due 9/1/17	1,581,557	1,582,545
	Kinetic Concepts, Inc. USD Term Loan D1 4.50%, due 5/4/18	3,439,034	3,456,229
¤	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	6,221,250	6,246,527
	2nd Lien Term Loan 9.50%, due 6/7/19	2,800,000	2,765,000
	Par Pharmaceutical Companies, Inc. REFI Term Loan B 4.25%, due 9/30/19	2,227,542	2,215,476
	Pharmaceutical Product Development, Inc. New Term Loan B 4.25%, due 12/5/18	3,932,763	3,939,318
	Quintiles Transnational Corp. New Term Loan B 4.00%, due 6/8/18	5,053,285	5,043,811
	RPI Finance Trust New Term Loan Tranche 2 3.50%, due 5/9/18	5,326,384	5,344,137
	Select Medical Corp. Series C Term Loan B 4.001%, due 6/1/18	1,613,220	1,617,253
	Vanguard Health Holding Co. II LLC REFI Term Loan B 3.75%, due 1/29/16	3,396,432	3,393,001
	Warner Chilcott Corp.
	Incremental Term Loan B1 5.50%, due 3/15/18	509,199	508,987
	New Term Loan B1 5.50%, due 3/15/18	1,169,655	1,169,167
			70,984,465
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.9%
	Serta Simmons Holdings LLC Term Loan 5.00%, due 10/1/19	4,466,250	4,473,075
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	2,548,658	2,525,562
			6,998,637
	Hotels, Motels, Inns & Gaming 2.6%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 4.429%, due 1/26/18	2,554,843	2,286,584
	Extended Term Loan B6 5.429%, due 1/26/18	1,958,066	1,769,195
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	3,970,000	3,948,022
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	2,613,339	2,613,807
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	2,736,000	2,737,710
	Station Casinos, Inc. New Term Loan B 5.00%, due 3/1/20	6,268,500	6,307,678
	Twin River Management Group, Inc. Term Loan B 5.25%, due 11/9/18	1,621,481	1,633,643
			21,296,639
	Insurance 2.1%
	Asurion LLC New Term Loan B1 4.50%, due 5/24/19	5,842,719	5,783,246
	Hub International, Ltd. 2017 Extended Term Loan 3.625%, due 6/13/17	2,543,764	2,543,235
	Multiplan, Inc. New Term Loan B 4.00%, due 8/25/17	4,919,801	4,936,460
	Sedgwick CMS Holdings, Inc.
	New 1st Lien Term Loan 4.25%, due 6/12/18	2,992,500	2,994,370
	New 2nd Lien Term Loan 8.00%, due 12/12/18	600,000	607,500
			16,864,811
	Leisure, Amusement, Motion Pictures & Entertainment 2.5%
	AMC Entertainment, Inc. New Term Loan 3.50%, due 4/30/20	796,000	791,593
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	1,653,333	1,649,200
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	5,854,459	5,781,278
	Travelport LLC REFI Term Loan 6.25%, due 6/26/19	7,125,665	7,223,643
	U.S. Finco LLC
	1st Lien Term Loan 4.00%, due 5/29/20	2,114,700	2,104,127
	2nd Lien Term Loan 8.25%, due 11/30/20	1,600,000	1,600,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	1,333,335	1,325,558
			20,475,399
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 3.1%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	655,696	656,106
	2nd Lien Term Loan 9.50%, due 12/10/19	920,455	927,358
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	3,584,494	3,591,215
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,079,000	2,079,000
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,096,434
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/29/20	3,258,341	3,223,044
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	256,273	256,593
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	7,976,599	7,874,403
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	5,260,250	5,215,685
			24,919,838
	Mining, Steel, Iron & Non-Precious Metals 1.3%
	Arch Coal, Inc. Term Loan B 5.75%, due 5/16/18	4,944,979	4,798,692
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,584,418	1,587,389
	McJunkin Red Man Corp. Term Loan B 6.00%, due 11/8/19 (c)	1,584,000	1,590,930
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	121,336	120,426
	Walter Energy, Inc. Term Loan B 6.75%, due 4/2/18	2,798,298	2,684,035
			10,781,472
	Oil & Gas 3.0%
	Chesapeake Energy Corp. New Unsecured Term Loan 5.75%, due 12/1/17	2,733,300	2,779,424
	Energy Transfer Equity, L.P. New Term Loan B 3.75%, due 3/24/17	2,475,000	2,483,593
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	937,500	935,859
	Frac Tech International LLC Term Loan B 8.50%, due 5/6/16	3,573,544	3,502,074
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	2,000,000	2,000,000
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (c)	1,492,500	1,305,938
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (c)	3,000,000	2,876,250
	Ruby Western Pipeline Holdings LLC Term Loan B 3.50%, due 3/27/20	700,646	697,143
	Samson Investment Co. 2nd Lien Term Loan 6.00%, due 9/25/18	4,300,000	4,302,150
	Wildhorse Resources LLC 2nd Lien Term Loan 7.50%, due 12/13/18 (c)	3,400,000	3,353,250
			24,235,681
	Personal & Nondurable Consumer Products (Manufacturing Only) 2.2%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	3,000,000	2,975,250
	Prestige Brands, Inc. New Term Loan 3.75%, due 1/31/19	1,988,636	1,993,608
	SRAM LLC New Term Loan B 4.024%, due 4/10/20	3,714,636	3,649,630
	Sun Products Corp. (The) New Term Loan 5.50%, due 3/23/20	4,978,741	4,808,632
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	4,121,976	3,994,454
			17,421,574
	Personal Transportation 0.4%
	Orbitz Worldwide, Inc.
	New Term Loan B 4.50%, due 9/25/17	325,000	326,625
	New Term Loan C 5.75%, due 3/25/19	665,000	667,494
	United Airlines, Inc. New Term Loan B 4.00%, due 4/1/19	2,487,500	2,497,450
			3,491,569
	Personal, Food & Miscellaneous Services 0.9%
	Aramark Corp.
	Extended Synthetic LOC 3 3.679%, due 7/26/16	104,933	105,037
	Extended Term Loan C 3.748%, due 7/26/16	1,334,749	1,336,071
	Term Loan D 4.00%, due 9/9/19	2,700,000	2,704,220
	Weight Watchers International, Inc. Term Loan B2 3.75%, due 4/2/20	3,553,571	3,481,054
			7,626,382
	Printing & Publishing 1.1%
	Dex Media East LLC New Term Loan 5.779%, due 12/30/16	337,293	256,764
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	5,955,000	5,304,910
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	150,328	150,203
	MediaNews Group, Inc. New Term Loan 8.50%, due 3/19/14	10,946	10,919
	Penton Media, Inc. New Term Loan B 6.00%, due 8/1/14 (c)(d)	776,402	760,388
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	404,016	294,528
	SNL Financial LC New Term Loan B 5.50%, due 10/23/18	1,963,080	1,965,534
			8,743,246
	Retail Store 6.9%
¤	BJ's Wholesale Club, Inc. Replacement Term Loan 4.25%, due 9/26/19	7,856,781	7,845,978
	Collective Brands Finance, Inc. Term Loan 7.25%, due 10/9/19 (c)	2,983,515	2,968,597
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	2,977,500	3,004,298
	JC Penney Corp., Inc. 1st Lien Term Loan 6.00%, due 5/22/18	1,692,000	1,641,047
	Leslie's Poolmart, Inc. New Term Loan B 5.25%, due 10/16/19	4,386,462	4,400,169
¤	Michaels Stores, Inc. New Term Loan 3.75%, due 1/28/20	7,428,283	7,434,916
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	1,293,222	1,295,244
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.00%, due 5/16/18	7,445,551	7,425,389
	Party City Holdings, Inc. REFI Term Loan B 4.25%, due 7/29/19	4,306,582	4,297,133
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	4,006,475	4,005,642
	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	4,153,845	4,140,000
	Term Loan B2 4.25%, due 8/7/19	1,188,000	1,189,485
	Toys 'R' US Property Company I, LLC New Term Loan B 6.00%, due 8/21/19	1,950,000	1,919,937
	Yankee Candle Co., Inc. (The) Term Loan B 6.25%, due 4/2/19	3,741,548	3,739,677
			55,307,512
	Telecommunications 5.1%
	Alcatel-Lucent USA, Inc. USD Term Loan C 5.75%, due 1/30/19	4,135,450	4,156,867
	Arris Group, Inc. Term Loan B 3.50%, due 4/17/20	997,494	987,519
	Avaya, Inc. Term Loan B5 8.00%, due 3/30/18	2,974,041	2,813,124
	Cricket Communications, Inc. Term Loan C 4.75%, due 3/9/20	3,054,844	3,052,662
	Crown Castle International Corp. New Term Loan 3.25%, due 1/31/19	4,011,326	3,971,213
	Level 3 Financing, Inc.
	New 2019 Term Loan 4.00%, due 8/1/19	4,200,000	4,198,950
	2020 Term Loan B 4.00%, due 1/15/20	2,000,000	1,999,350
	Light Tower Fiber LLC 1st Lien Term Loan 4.50%, due 4/13/20	2,992,500	2,990,630
	Syniverse Holdings, Inc.
	Term Loan 4.00%, due 4/23/19	3,816,269	3,801,958
	Term Loan B 4.00%, due 4/23/19	2,077,588	2,072,394
	Telesat LLC Term Loan B2 3.50%, due 3/28/19	6,814,009	6,775,680
	Zayo Group LLC Term Loan B 4.50%, due 7/2/19	3,984,874	3,981,762
			40,802,109
	Utilities 4.7%
	AES Corp. REFI Term Loan B 3.75%, due 6/1/18	4,616,182	4,631,844
	Calpine Construction Finance Co., L.P. Original Term Loan B1 3.00%, due 5/4/20	1,496,250	1,464,144
¤	Calpine Corp.
	Term Loan B1 4.00%, due 4/2/18	4,929,279	4,931,522
	Term Loan B2 4.00%, due 4/2/18	2,937,412	2,939,615
	Covanta Energy Corp. Term Loan 3.50%, due 3/28/19	1,477,500	1,481,194
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	3,145,962	3,138,097
	Equipower Resources Holdings LLC
	1st Lien Term Loan 4.25%, due 12/21/18	3,184,086	3,189,394
	Term Loan C 4.25%, due 12/31/19	1,009,969	1,011,231
	Essential Power LLC Term Loan B 4.25%, due 8/8/19	2,291,195	2,289,287
	GIM Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	448,875	450,558
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	4,870,478	4,882,654
	LSP Madison Funding LLC Term Loan 5.50%, due 6/28/19	2,998,496	3,017,237
	Topaz Power Holdings LLC Term Loan 5.25%, due 2/26/20	2,382,000	2,391,678
	TPF II LC LLC Term Loan B 6.50%, due 8/21/19	1,995,000	1,985,025
			37,803,480
	Total Floating Rate Loans (Cost $697,872,063)		697,900,125

	Foreign Floating Rate Loans 6.2% (b)
	Broadcasting & Entertainment 1.1%
	UPC Financing Partnership
	USD Term Loan AH 3.25%, due 6/30/21	2,917,292	2,897,236
	Term Loan AF 4.00%, due 1/29/21	2,000,000	2,007,500
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	4,000,000	3,976,112
			8,880,848
	Diversified/Conglomerate Service 1.0%
	ION Trading Technologies S.A.R.L.
	1st Lien Term Loan 4.50%, due 5/22/20	4,560,000	4,548,600
	2nd Lien Term Loan 8.25%, due 5/21/21	1,125,000	1,127,109
	Minimax GmbH & Co. KG USD Term Loan B 4.50%, due 8/14/20	2,450,000	2,462,250
			8,137,959
	Healthcare, Education & Childcare 0.5%
	Valeant Pharmaceuticals International, Inc. Term Loan E 4.50%, due 8/5/20	2,835,714	2,852,553
	WC Luxco S.A.R.L. New Term Loan B3 5.50%, due 3/15/18	921,715	921,331
			3,773,884
	Leisure, Amusement, Motion Pictures & Entertainment 0.3%
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	2,765,438	2,756,796

	Mining, Steel, Iron & Non-Precious Metals 1.4%
¤	FMG Resources August 2006 Pty, Ltd. Term Loan 5.25%, due 10/18/17	6,922,377	6,942,833
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	4,379,975	4,382,660
			11,325,493
	Oil & Gas 0.2%
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/4/18	1,551,667	1,555,546

	Printing & Publishing 0.6%
	Springer Science+Business Media Deutschland GmbH USD Term Loan B2 5.00%, due 8/14/20	4,000,000	3,965,000
	Yell Group PLC New Term Loan B1 (zero coupon), due 7/31/14 (e)	1,894,129	404,080
			4,369,080
	Telecommunications 0.8%
	Intelsat Jackson Holdings S.A. Term Loan B1 4.25%, due 4/2/18	6,664,638	6,672,968

	Utilities 0.3%
	Alinta, Ltd. Term Loan 6.375%, due 8/13/19	2,534,211	2,431,258

	Total Foreign Floating Rate Loans (Cost $51,152,900)		49,903,832

	Total Long-Term Bonds (Cost $765,092,688)		764,732,204

	Short-Term Investments 3.8%
	Other Commercial Paper 1.3%
	Electricite De France S.A. 0.162%, due 10/28/13 (a)(f)	3,823,000	3,822,541
	John Deere Credit, Inc. 0.081%, due 10/15/13 (a)(f)	6,875,000	6,874,787

	Total Other Commercial Paper (Cost $10,697,328)		10,697,328

	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $2,375,321 (Collateralized by a Federal National Mortgage Association security with a rate of 2.20% and a maturity date of 10/17/22, with a Principal Amount of $2,585,000 and a Market Value of $2,426,878)	2,375,321	2,375,321

	Total Repurchase Agreement (Cost $2,375,321)		2,375,321

	U.S. Government 2.2%
	United States Treasury Bills
	0.024%, due 10/24/13 (f)	4,242,000	4,241,973
	0.028%, due 11/14/13 (f)	3,236,000	3,235,889
	0.03%, due 10/31/13 (f)	2,069,000	2,068,949
	0.035%, due 10/24/13 (f)	6,771,000	6,770,849
	0.17%, due 10/24/13 (f)	1,282,000	1,281,986

	Total U.S. Government (Cost $17,599,646)		17,599,646

	Total Short-Term Investments (Cost $30,672,295)		30,672,295

	Total Investments (Cost $795,764,983) (g)	98.6%	795,404,499

	Other Assets, Less Liabilities	1.4	11,062,463

	Net Assets	100.0%	$806,466,962

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2013.
(c)	Illiquid security - The total market value of these securities as of September 30, 2013 is $21,804,740, which represents 2.7% of the Portfolio's net assets.
(d)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(e)	Issue in default.
(f)	Interest rate presented is yield to maturity.
(g)	As of September 30, 2013, cost is $795,560,603 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$4,884,575
Gross unrealized depreciation	(5,040,679)
Net unrealized depreciation	$(156,104)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$16,928,247	$—	$16,928,247
Floating Rate Loans (b)	—	668,769,144	29,130,981	697,900,125
Foreign Floating Rate Loans (c)	—	47,441,582	2,462,250	49,903,832
Total Long-Term Bonds	—	733,138,973	31,593,231	764,732,204
Short-Term Investments
Other Commercial Paper	—	10,697,328	—	10,697,328
Repurchase Agreement	—	2,375,321	—	2,375,321
U.S. Government	—	17,599,646	—	17,599,646
Total Short-Term Investments	—	30,672,295	—	30,672,295
Total Investments in Securities	$—	$763,811,268	$31,593,231	$795,404,499

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $29,130,981 of Level 3 securities which represent floating rate loans whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	Includes $2,462,250 of a Level 3 security which represents a foreign floating rate loan whose value was obtained from the pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, securities with a total value of $8,981,762 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were derived based on single broker quote.

As of September 30, 2013, securities with a total value of $8,957,580 transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of September 30, 2013. The fair value obtained for these loans from an independent pricing service as of December 31, 2012 utilized a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2013
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$2,391,000	$2,684	$166	$(15,403)	$—	$(39,055)	$2,765,070	$—	$5,104,462	$(15,516)
Automobile	—	1,070	77	18,085	—	(16,875)	2,239,142	—	2,241,499	18,085
Broadcasting & Entertainment	3,978,330	458	3,763	69,443	2,310,503	(500,000)	—	(3,470,830)	2,391,667	69,443
Chemicals, Plastics & Rubber	947,455	104	2,873	31,386	—	(981,818)	—	—	—	—
Containers, Packaging & Glass	—	(1,994)	—	(36,794)	2,545,038	—	—	—	2,506,250	(36,794)
Diversified/Conglomerate Service	3,231,802	(501)	(11)	(35,749)	—	(3,195,541)	—	—	—	—
Electronics	3,500,000	3,767	241	(4,009)	—	(26,250)	—	—	3,473,749	(4,009)
Finance	—	10,515	998	80,211	2,804,678	(21,750)	—	—	2,874,652	80,211
Healthcare, Education & Childcare	1,499,962	3,249	20,731	(49,471)	—	(1,474,471)	—	—	—	—
Insurance	—	143	—	10,319	597,038	—	—	—	607,500	10,319
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	2,944,278	4,023	1,996	(25,403)	—	(901,101)	—	—	2,023,793	(25,403)
Mining, Steel, Iron & Non-Precious Metals	5,879,766	78	1,081	(1,084)	—	(272,665)	—	(5,486,750)	120,426	(685)
Oil & Gas	—	1,127	—	28,789	1,970,084	—	—	—	2,000,000	28,789
Telecommunications	—	2,053	1,132	(38,925)	—	(139,851)	3,977,550	—	3,801,959	(37,036)
Utilities	—	413	123	39,265	1,950,223	(5,000)	—	—	1,985,024	39,265
Foreign Floating Rate Loan									—
Diversified/Conglomerate Service	—	68	—	24,413	2,437,769	—	—	—	2,462,250	24,413
Common Stock
Leisure, Amusement, Motion Pictures & Entertainment	394,896	—	158,702	(134,952)	—	(418,646)	—	—	—	—
Total	$24,767,489	$27,257	$191,872	$(39,879)	$14,615,333	$(7,993,023)	$8,981,762	$(8,957,580)	$31,593,231	$151,082

(a) Sales include principal reduction.

MainStay VP Government Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.8%†
	Asset-Backed Security 0.8%
	Utilities 0.8%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$1,995,000	$2,307,822

	Total Asset-Backed Security (Cost $2,030,317)		2,307,822

	Corporate Bonds 4.4%
	Agriculture 0.9%
	Altria Group, Inc.
	2.85%, due 8/9/22	1,170,000	1,071,560
	9.70%, due 11/10/18	1,217,000	1,608,905
			2,680,465
	Auto Manufacturers 0.4%
	DaimlerChrysler North America LLC 6.50%, due 11/15/13	1,235,000	1,243,407

	Finance - Investment Banker/Broker 0.3%
	Merrill Lynch & Co., Inc. 6.875%, due 4/25/18	900,000	1,060,655

	Pipelines 1.0%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	2,940,124

	Real Estate Investment Trusts 0.7%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,175,268

	Telecommunications 1.1%
	Crown Castle Towers LLC 4.883%, due 8/15/20 (a)	3,100,000	3,289,624

	Total Corporate Bonds (Cost $13,417,763)		13,389,543

	Mortgage-Backed Securities 6.9%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.4%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,550,000	1,655,431
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	879,594
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,470,944	1,656,747
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	2,500,000	2,632,230
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	660,000	691,289
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	587,389
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,005,066	1,010,627
	GS Mortgage Securities Corp. II Series 2004-GG2, Class A6 5.396%, due 8/10/38 (c)	1,856,026	1,892,277
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	834,895
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,500,000	1,607,600
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	556,000	567,117
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	1,060,756	1,073,036
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	178,120	177,940
	Morgan Stanley Capital I Trust Series 2005-HQ6, Class A4A 4.989%, due 8/13/42	1,330,000	1,401,508
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	800,000	826,928
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,500,000	1,650,261
			19,144,869
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.639%, due 8/25/36 (c)	598,235	546,220
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.60%, due 2/25/42 (a)(b)(d)	1,184,525	934,294
			1,480,514
	Total Mortgage-Backed Securities (Cost $20,687,425)		20,625,383

	U.S. Government & Federal Agencies 86.7%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/1/35 (e)	389,102	68,519
	Series 361, Class 2, IO 6.00%, due 10/1/35 (e)	81,914	13,585
			82,104
	Federal Home Loan Bank 0.9%
	5.00%, due 11/17/17	2,400,000	2,765,136

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 17.7%
	2.375%, due 6/1/35 (b)	307,832	326,855
	2.413%, due 2/1/37 (b)	189,453	201,374
	2.50%, due 3/1/35 (b)	39,620	41,945
	3.50%, due 10/1/25	877,044	924,353
¤	3.50%, due 11/1/25	4,835,983	5,098,280
	3.50%, due 12/1/41	485,301	493,530
	4.00%, due 3/1/25	2,046,986	2,182,848
	4.00%, due 7/1/25	623,791	665,265
	4.00%, due 8/1/31	1,217,948	1,284,925
	4.00%, due 8/1/39	1,084,009	1,140,670
	4.00%, due 12/1/40	4,812,028	5,054,639
¤	4.00%, due 2/1/41	8,014,447	8,412,342
¤	4.00%, due 3/1/41	9,504,598	9,989,359
	4.00%, due 1/1/42	4,459,742	4,686,041
	4.00%, due 12/1/42	1,494,881	1,560,312
	4.50%, due 3/1/41	1,269,181	1,360,681
	4.50%, due 5/1/41	1,773,604	1,899,715
	4.50%, due 8/1/41	2,047,631	2,194,183
	5.00%, due 1/1/20	513,870	545,833
	5.00%, due 6/1/33	1,104,714	1,196,807
	5.00%, due 8/1/33	621,494	673,555
	5.00%, due 5/1/36	403,906	435,608
	5.00%, due 10/1/39	1,509,015	1,650,532
	5.50%, due 1/1/21	443,372	474,768
	5.50%, due 1/1/33	772,578	843,012
	6.50%, due 4/1/37	135,789	154,477
			53,491,909
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 52.0%
	2.051%, due 11/1/34 (b)	300,557	318,206
	2.357%, due 4/1/34 (b)	344,259	363,665
	3.00%, due 10/1/32	1,633,213	1,634,383
	3.50%, due 11/1/20	3,839,855	4,074,429
	3.50%, due 10/1/25	1,932,769	2,041,925
¤	3.50%, due 11/1/25	13,098,785	13,839,085
	3.50%, due 9/1/32	4,613,698	4,804,252
	3.50%, due 11/1/32	1,103,446	1,144,702
	3.50%, due 2/1/41	2,709,822	2,760,549
	3.50%, due 11/1/41	3,659,025	3,731,867
	3.50%, due 12/1/41	1,625,523	1,658,033
	3.50%, due 1/1/42	3,650,599	3,727,002
	3.50%, due 3/1/42	3,499,331	3,564,837
	3.50%, due 5/1/42	1,637,920	1,668,643
	3.50%, due 8/1/42	3,828,693	3,855,154
	3.50%, due 11/1/42	1,462,234	1,472,330
	3.50%, due 12/1/42	1,793,100	1,828,980
	3.50%, due 2/1/43	1,868,723	1,906,100
	3.50%, due 5/1/43	3,634,348	3,704,887
	4.00%, due 9/1/31	2,745,607	2,939,679
	4.00%, due 1/1/41	1,467,894	1,547,686
	4.00%, due 2/1/41	1,116,261	1,177,116
	4.00%, due 3/1/41	2,932,954	3,098,999
	4.00%, due 10/1/41	880,267	929,738
	4.00%, due 3/1/42	2,476,980	2,590,519
	4.00%, due 6/1/42	1,040,314	1,084,288
	4.00%, due 7/1/42	3,102,544	3,231,667
	4.00%, due 8/1/42	1,566,614	1,632,462
	4.00%, due 9/1/42	1,542,812	1,620,175
	4.50%, due 7/1/18	1,682,348	1,787,741
	4.50%, due 11/1/18	1,257,754	1,336,053
	4.50%, due 6/1/23	977,646	1,040,023
	4.50%, due 6/1/39	1,388,227	1,496,883
	4.50%, due 7/1/39	3,606,754	3,903,136
¤	4.50%, due 8/1/39	5,176,465	5,587,836
	4.50%, due 9/1/40	4,343,168	4,700,809
	4.50%, due 12/1/40	2,698,222	2,898,039
¤	4.50%, due 1/1/41	7,002,135	7,577,272
	4.50%, due 2/1/41	647,570	699,505
	4.50%, due 8/1/41	3,404,107	3,658,551
	5.00%, due 11/1/17	805,777	859,342
	5.00%, due 9/1/20	54,361	57,731
	5.00%, due 11/1/33	2,021,559	2,199,165
	5.00%, due 7/1/34	251,014	272,432
	5.00%, due 6/1/35	1,542,781	1,674,591
	5.00%, due 10/1/35	422,558	458,296
	5.00%, due 1/1/36	197,896	214,507
	5.00%, due 2/1/36	2,324,811	2,520,417
	5.00%, due 5/1/36	2,269,374	2,460,690
	5.00%, due 3/1/40	2,438,245	2,672,330
	5.00%, due 2/1/41	3,962,481	4,375,213
	5.50%, due 11/1/17	541,352	570,156
	5.50%, due 6/1/19	608,969	653,471
	5.50%, due 11/1/19	687,210	737,464
	5.50%, due 4/1/21	965,454	1,043,817
	5.50%, due 6/1/21	60,413	65,387
	5.50%, due 6/1/33	2,606,792	2,856,265
	5.50%, due 11/1/33	1,697,373	1,854,626
	5.50%, due 12/1/33	1,741,346	1,907,403
	5.50%, due 6/1/34	524,271	573,109
	5.50%, due 3/1/35	776,747	845,240
	5.50%, due 12/1/35	318,828	347,621
	5.50%, due 4/1/36	1,714,727	1,868,485
	5.50%, due 1/1/37	430,658	478,755
	5.50%, due 7/1/37	330,293	367,523
	5.50%, due 8/1/37	406,113	442,532
	6.00%, due 12/1/16	37,588	39,381
	6.00%, due 1/1/33	260,476	288,347
	6.00%, due 3/1/33	299,670	327,385
	6.00%, due 9/1/34	56,916	63,028
¤	6.00%, due 3/1/35 TBA (f)	6,450,000	7,053,680
	6.00%, due 9/1/35	821,540	911,521
	6.00%, due 10/1/35	155,240	172,567
	6.00%, due 4/1/36	736,798	811,034
	6.00%, due 6/1/36	524,622	572,528
	6.00%, due 11/1/36	711,842	786,689
	6.00%, due 4/1/37	145,852	156,755
	6.50%, due 10/1/31	101,776	117,996
	6.50%, due 7/1/32	27,703	30,633
	6.50%, due 2/1/37	92,056	108,620
	6.50%, due 8/1/47	102,325	109,999
			156,563,937
	Government National Mortgage Association (Mortgage Pass-Through Securities) 11.0%
	4.00%, due 7/15/39	973,023	1,027,505
	4.00%, due 9/20/40	3,329,285	3,538,507
	4.00%, due 11/20/40	449,541	477,765
	4.00%, due 1/15/41	3,529,241	3,752,358
¤	4.00%, due 10/15/41	6,087,924	6,477,932
¤	4.50%, due 5/20/40	9,205,565	9,965,561
	5.00%, due 4/15/34	1,309,019	1,435,952
	5.00%, due 2/20/41	1,076,248	1,179,214
	5.50%, due 6/15/33	1,358,193	1,536,065
	5.50%, due 10/1/35 TBA (f)	1,810,000	1,981,667
	5.50%, due 12/15/35	432,446	476,120
	6.00%, due 8/15/32	273,086	303,951
	6.00%, due 10/15/32	427,445	478,235
	6.50%, due 7/15/28	48,693	56,646
	6.50%, due 8/15/28	65,776	75,324
	6.50%, due 7/15/32	265,660	298,009
			33,060,811
¤	Overseas Private Investment Corporation 2.2%
	5.142%, due 12/15/23	5,784,355	6,514,908

	Tennessee Valley Authority 2.9%
	4.65%, due 6/15/35	4,395,000	4,523,053
	6.25%, due 12/15/17	3,485,000	4,148,498
			8,671,551
	Total U.S. Government & Federal Agencies (Cost $254,901,651)		261,150,356
	Total Long-Term Bonds (Cost $291,037,156)		297,473,104

	Short-Term Investment 3.8%
	Repurchase Agreement 3.8%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $11,586,335 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $12,675,000 and a Market Value of $11,821,085)	11,586,335	11,586,335
	Total Short-Term Investment (Cost $11,586,335)		11,586,335

	Total Investments (Cost $302,623,491) (i)	102.6%	309,059,439
	Other Assets, Less Liabilities	(2.6)	(7,858,736)
	Net Assets	100.0%	$301,200,703
		Contracts Short	Unrealized Appreciation (Depreciation)(g)
	Futures Contracts Short (0.3%)
	United States Treasury Note December 2013 (10 Year) (h)	(126)	$(315,315)
	United States Treasury Note December 2013 (5 Year) (h)	(300)	(469,500)
	Total Futures Contracts (Settlement Value $(52,239,281))		$(784,815)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(c)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2013.
(d)	Illiquid security - The total market value of these securities as of September 30, 2013 is $934,294, which represents 0.3% of the Portfolio's net assets.
(e)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of September 30, 2013, is $9,035,347, which represents 3.0% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2013.
(h)	As of September 30, 2013, cash in the amount of $455,850 is on deposit with a broker for futures transactions.
(i)	As of September 30, 2013, cost is $302,623,491 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,785,936
Gross unrealized depreciation	(3,349,988)
Net unrealized appreciation	$6,435,948

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets and liability.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$2,307,822	$—	$2,307,822
Corporate Bonds	—	13,389,543	—	13,389,543
Mortgage-Backed Securities	—	20,625,383	—	20,625,383
U.S. Government & Federal Agencies	—	261,150,356	—	261,150,356
Total Long-Term Bonds	—	297,473,104	—	297,473,104
Short-Term Investment
Repurchase Agreement	—	11,586,335	—	11,586,335
Total Investments in Securities	$—	$309,059,439	$—	$309,059,439

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(784,815)	$—	$—	$(784,815)
Total Other Financial Instruments	$(784,815)	$—	$—	$(784,815)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Allocation Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.8% †
Equity Funds 99.8%
MainStay Epoch Global Choice Fund Class I (a)	473,149	$9,619,118
MainStay Epoch U.S. All Cap Fund Class I	784,585	21,552,559
MainStay ICAP Equity Fund Class I	326,569	15,711,258
MainStay ICAP International Fund Class I	525,888	17,932,765
MainStay International Opportunities Fund Class I (a)	2,567,435	21,977,242
MainStay MAP Fund Class I	976,610	41,437,578
MainStay U.S. Equity Opportunities Fund Class I (a)	3,553,566	34,434,056
MainStay VP Common Stock Portfolio Initial Class	55,682	1,242,680
MainStay VP Cornerstone Growth Fund Initial Class	410,178	13,062,987
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (b)	809,689	7,684,596
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)(b)	1,729,654	21,468,293
MainStay VP ICAP Select Equity Portfolio Initial Class	50,460	827,891
MainStay VP International Equity Portfolio Initial Class	521,292	7,061,268
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	1,767,005	36,703,399
MainStay VP Marketfield Fund Initial Class (a)(b)	615,129	6,676,478
MainStay VP Mid Cap Core Portfolio Initial Class	976,579	15,272,154
MainStay VP S&P 500 Index Portfolio Initial Class	238,933	8,262,287
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)(b)	2,547,660	32,853,989
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,577,754	20,126,872
MainStay VP Van Eck Global Hard Assets Portfolio Initial Class (a)(b)	31,746	308,938
Total Equity Funds (Cost $280,559,431)		334,216,408
Total Investments (Cost $280,559,431)	99.8%	334,216,408
Other Assets, Less Liabilities	0.2	668,948
Net Assets	100.0%	$334,885,356

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2013, cost is $283,348,291 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$53,812,165
Gross unrealized depreciation	(2,944,048)
Net unrealized appreciation	$50,868,117

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$334,216,408	$—	$—	$334,216,408
Total Investments	$334,216,408	$—	$—	$334,216,408

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.7%†
	Convertible Bonds 0.2%

	Electric 0.1%
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 6/15/17 (a)(b)(c)(d)(e)	$1,564,280	$2,299,492

	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 8/31/01 (c)(d)(e)(f)	1,869,975	187
	4.75%, due 12/31/49 (c)(d)(e)(f)	9,032,054	903
			1,090
	Investment Management/Advisory Services 0.1%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	3,039,000	3,099,780

	Total Convertible Bonds (Cost $4,667,292)		5,400,362

	Corporate Bonds 92.5%
	Advertising 0.3%
	Lamar Media Corp.
	5.875%, due 2/1/22	1,525,000	1,525,000
	7.875%, due 4/15/18	3,775,000	4,029,813
	9.75%, due 4/1/14	3,297,000	3,428,880
			8,983,693
	Aerospace & Defense 1.7%
	AAR Corp.
	7.25%, due 1/15/22	4,490,000	4,680,825
	7.25%, due 1/15/22 (a)	4,270,000	4,451,475
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	3,480,000	3,688,800
	B/E Aerospace, Inc. 5.25%, due 4/1/22	7,665,000	7,607,513
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)	4,491,000	4,491,000
	GenCorp, Inc. 7.125%, due 3/15/21 (a)	7,710,000	8,076,225
	TransDigm, Inc.
	5.50%, due 10/15/20	4,420,000	4,331,600
	7.75%, due 12/15/18	7,635,000	8,131,275
			45,458,713
	Agriculture 0.1%
	American Rock Salt Co. LLC / American Rock Capital Corp. 8.25%, due 5/1/18 (a)	3,830,000	3,695,950

	Apparel 0.5%
	Hanesbrands, Inc. 8.00%, due 12/15/16	1,898,000	2,000,036
	William Carter Co. (The) 5.25%, due 8/15/21 (a)	5,380,000	5,380,000
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	4,800,000	4,980,000
			12,360,036
	Auto Manufacturers 0.4%
	Jaguar Land Rover Automotive PLC
	5.625%, due 2/1/23 (a)	1,285,000	1,256,088
	8.125%, due 5/15/21 (a)	4,095,000	4,555,687
	Oshkosh Corp.
	8.25%, due 3/1/17	2,810,000	2,999,675
	8.50%, due 3/1/20	905,000	997,763
			9,809,213
	Auto Parts & Equipment 5.6%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	9,182,000	9,755,875
	Chassix, Inc. 9.25%, due 8/1/18 (a)	5,290,000	5,594,175
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	6,420,000	6,696,060
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	12,945,000	13,786,425
	Cooper-Standard Holding, Inc. 7.375%, due 4/1/18 (a)(b)	5,210,000	5,236,050
	Dana Holding Corp.
	6.50%, due 2/15/19	3,089,000	3,282,063
	6.75%, due 2/15/21	5,519,000	5,863,938
	Delphi Corp. 5.875%, due 5/15/19	7,825,000	8,304,281
	Exide Technologies 8.625%, due 2/1/18 (f)	19,760,000	14,326,000
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	4,775,000	4,918,250
¤	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (a)	15,280,000	14,821,600
	7.75%, due 2/15/17 (a)	11,219,000	12,565,280
	8.50%, due 2/15/19 (a)	6,560,000	7,314,400
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	11,405,000	11,946,737
	Tenneco, Inc.
	6.875%, due 12/15/20	1,870,000	2,028,950
	7.75%, due 8/15/18	3,395,000	3,649,625
	Titan International, Inc.
	6.875%, due 10/1/20 (a)	2,700,000	2,720,250
	7.875%, due 10/1/17	3,594,000	3,825,813
	7.875%, due 10/1/17 (a)	3,700,000	3,938,650
	TRW Automotive, Inc.
	4.50%, due 3/1/21 (a)	3,400,000	3,417,000
	7.00%, due 3/15/14 (a)	800,000	818,000
	7.25%, due 3/15/17 (a)	2,835,000	3,246,075
	8.875%, due 12/1/17 (a)	3,050,000	3,213,968
			151,269,465
	Banks 1.4%
¤	Ally Financial, Inc.
	(zero coupon), due 6/15/15	490,000	463,050
	5.50%, due 2/15/17	780,000	818,583
	6.25%, due 12/1/17	3,355,000	3,587,663
	7.50%, due 9/15/20	7,047,000	7,919,066
	8.00%, due 11/1/31	6,505,000	7,236,812
	8.30%, due 2/12/15	6,305,000	6,793,637
	Provident Funding Associates, L.P.
	6.75%, due 6/15/21 (a)	6,965,000	6,999,825
	10.125%, due 2/15/19 (a)	2,450,000	2,707,250
			36,525,886
	Beverages 0.7%
	Constellation Brands, Inc.
	4.25%, due 5/1/23	3,565,000	3,270,888
	8.375%, due 12/15/14	1,620,000	1,745,550
	Cott Beverages, Inc.
	8.125%, due 9/1/18	4,290,000	4,643,925
	8.375%, due 11/15/17	9,750,000	10,176,562
			19,836,925
	Building Materials 3.5%
	Boise Cascade Co. 6.375%, due 11/1/20	6,000,000	6,210,000
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	2,110,000	2,268,250
	6.875%, due 8/15/18 (a)	3,705,000	3,959,719
	7.00%, due 2/15/20 (a)	3,060,000	3,289,500
	7.50%, due 3/15/20 (a)	5,640,000	6,077,100
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	2,585,000	2,610,850
	Griffon Corp. 7.125%, due 4/1/18	4,755,000	5,040,300
	Headwaters, Inc. 7.625%, due 4/1/19	7,457,000	7,829,850
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	6,860,000	7,803,250
	Martin Marietta Materials, Inc. 6.60%, due 4/15/18	2,000,000	2,260,000
¤	Texas Industries, Inc. 9.25%, due 8/15/20	31,130,000	34,243,000
	USG Corp.
	6.30%, due 11/15/16	3,460,000	3,658,950
	7.875%, due 3/30/20 (a)	530,000	574,387
	8.375%, due 10/15/18 (a)	1,165,000	1,264,025
	Vulcan Materials Co.
	6.50%, due 12/1/16	4,075,000	4,482,500
	7.50%, due 6/15/21	1,505,000	1,678,075
			93,249,756
	Chemicals 2.7%
	Axiall Corp. 4.875%, due 5/15/23 (a)	3,620,000	3,429,950
	Celanese U.S. Holdings LLC 4.625%, due 11/15/22	5,090,000	4,873,675
	Eagle Spinco, Inc. 4.625%, due 2/15/21 (a)	3,815,000	3,662,400
	Ineos Finance PLC 7.50%, due 5/1/20 (a)	8,635,000	9,261,037
	INEOS Group Holdings S.A. 6.125%, due 8/15/18 (a)	1,610,000	1,573,775
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,319,050
	NOVA Chemicals Corp. 5.25%, due 8/1/23 (a)	5,300,000	5,313,250
	Olin Corp.
	5.50%, due 8/15/22	4,500,000	4,477,500
	8.875%, due 8/15/19	6,675,000	7,342,500
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	15,335,000	16,485,125
	PolyOne Corp.
	5.25%, due 3/15/23 (a)	5,700,000	5,386,500
	7.375%, due 9/15/20	4,665,000	5,131,500
			73,256,262
	Coal 2.0%
	Arch Coal, Inc.
	7.00%, due 6/15/19	10,430,000	8,083,250
	7.25%, due 10/1/20	1,110,000	838,050
	8.75%, due 8/1/16	2,070,000	2,070,000
	9.875%, due 6/15/19 (a)	2,570,000	2,287,300
	CONSOL Energy, Inc.
	8.00%, due 4/1/17	11,115,000	11,809,687
	8.25%, due 4/1/20	1,590,000	1,705,275
	Peabody Energy Corp.
	6.00%, due 11/15/18	3,040,000	3,032,400
	6.25%, due 11/15/21	4,670,000	4,529,900
	6.50%, due 9/15/20	6,935,000	6,830,975
	7.875%, due 11/1/26	2,235,000	2,246,175
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	1,340,000	1,390,250
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II
	6.50%, due 5/15/21 (a)	4,150,000	3,916,563
	8.375%, due 6/1/20	4,335,000	4,508,400
			53,248,225
	Commercial Services 4.6%
	ADT Corp. (The) 6.25%, due 10/15/21 (a)	1,800,000	1,827,000
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	7,965,000	8,164,125
	6.375%, due 4/1/20 (a)	5,385,000	5,573,475
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	6,450,000	6,514,500
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	5,905,000	5,462,125
	8.25%, due 1/15/19	1,345,000	1,459,325
	9.75%, due 3/15/20	2,895,000	3,336,488
	Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18	7,060,000	7,112,950
	Cenveo Corp. 8.875%, due 2/1/18	7,339,000	7,302,305
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	7,395,000	7,339,537
	Hertz Corp. (The)
	4.25%, due 4/1/18 (a)	2,660,000	2,613,450
	5.875%, due 10/15/20	1,330,000	1,369,900
	Knowledge Universe Education LLC 7.75%, due 2/1/15 (a)	8,530,000	8,274,100
	PHH Corp.
	7.375%, due 9/1/19	3,215,000	3,375,750
	9.25%, due 3/1/16	2,860,000	3,346,200
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (c)(d)(e)(g)	150,000	2,205
	9.75% (c)(d)(e)(g)	8,530,000	125,391
	Safway Group Holding LLC / Safway Finance Corp. 7.00%, due 5/15/18 (a)	5,540,000	5,623,100
	Sotheby's 5.25%, due 10/1/22 (a)	4,820,000	4,566,950
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (a)	7,660,000	8,062,150
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (a)(b)	9,800,000	10,584,000
	United Rentals North America, Inc.
	5.75%, due 7/15/18	4,155,000	4,362,750
	6.125%, due 6/15/23	1,570,000	1,577,850
	7.625%, due 4/15/22	2,920,000	3,175,500
	9.25%, due 12/15/19	2,450,000	2,744,000
	Valassis Communications, Inc. 6.625%, due 2/1/21	4,740,000	4,680,750
	WEX, Inc. 4.75%, due 2/1/23 (a)	5,205,000	4,736,550
			123,312,426
	Computers 1.8%
	iGATE Corp. 9.00%, due 5/1/16	5,140,000	5,512,650
	NCR Corp.
	4.625%, due 2/15/21	1,100,000	1,031,250
	5.00%, due 7/15/22	4,050,000	3,766,500
¤	Seagate HDD Cayman
	4.75%, due 6/1/23 (a)	28,630,000	27,556,375
	7.00%, due 11/1/21	5,220,000	5,794,200
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	3,625,000	3,652,187
			47,313,162
	Distribution & Wholesale 0.7%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	13,805,000	14,529,762
	LKQ Corp. 4.75%, due 5/15/23 (a)	4,695,000	4,354,613
			18,884,375
	Diversified Financial Services 1.4%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	6,915,000	7,329,900
	CNG Holdings, Inc. 9.375%, due 5/15/20 (a)	5,525,000	5,110,625
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	8,340,000	7,339,200
	12.75%, due 5/1/20 (a)(d)	3,000,000	2,745,000
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,464,403
	National Money Mart Co. 10.375%, due 12/15/16	6,470,000	6,777,325
			38,766,453
	Electric 2.3%
	Calpine Corp.
	7.25%, due 10/15/17 (a)	9,267,000	9,614,513
	7.50%, due 2/15/21 (a)	1,000,000	1,062,500
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	8,101,000	8,536,429
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	14,809,000	15,993,720
	9.50%, due 10/15/18	12,773,000	14,369,625
	GenOn REMA LLC Series C 9.681%, due 7/2/26	1,190,000	1,261,400
	IPALCO Enterprises, Inc. 7.25%, due 4/1/16 (a)	1,615,000	1,776,500
	Mirant Americas Generation LLC 9.125%, due 5/1/31	4,910,000	5,155,500
	PNM Resources, Inc. 9.25%, due 5/15/15	1,704,000	1,910,610
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,774,655
			62,455,452
	Electrical Components & Equipment 0.6%
	Belden, Inc. 5.50%, due 9/1/22 (a)	11,080,000	10,692,200
	General Cable Corp. 5.75%, due 10/1/22 (a)	6,140,000	5,879,050
			16,571,250
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	6,755,000	6,011,950
	Stoneridge, Inc. 9.50%, due 10/15/17 (a)	3,110,000	3,335,475
			9,347,425
	Engineering & Construction 0.7%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	10,275,000	6,113,625
	13.00%, due 3/15/18 (a)(b)	10,524,068	10,892,410
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23 (a)	1,369,000	1,314,240
			18,320,275
	Entertainment 2.3%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	11,715,000	12,652,200
	Ameristar Casinos, Inc. 7.50%, due 4/15/21	2,597,000	2,824,237
	MU Finance PLC 8.375%, due 2/1/17 (a)	8,260,333	8,755,953
	NAI Entertainment Holdings / NAI Entertainment Finance Corp. 5.00%, due 8/1/18 (a)	4,830,000	4,926,600
	Production Resource Group, Inc. 8.875%, due 5/1/19	6,090,000	4,628,400
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	6,234,000	6,795,060
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	3,748,000	3,982,250
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (c)(d)(e)	10,000,000	10,375,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(d)	254,740	178,318
	Vail Resorts, Inc. 6.50%, due 5/1/19	5,415,000	5,739,900
			60,857,918
	Environmental Controls 0.4%
	Clean Harbors, Inc.
	5.125%, due 6/1/21	2,735,000	2,642,694
	5.25%, due 8/1/20	4,320,000	4,276,800
	Darling International, Inc. 8.50%, due 12/15/18	3,600,000	3,978,000
			10,897,494
	Finance - Auto Loans 1.2%
	Credit Acceptance Corp. 9.125%, due 2/1/17	5,020,000	5,321,200
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	4,455,000	5,204,362
¤	General Motors Financial Co., Inc.
	2.75%, due 5/15/16 (a)	2,000,000	1,995,000
	4.25%, due 5/15/23 (a)	4,640,000	4,239,800
	4.75%, due 8/15/17 (a)	6,455,000	6,680,925
	6.75%, due 6/1/18	8,850,000	9,801,375
			33,242,662
	Finance - Consumer Loans 0.2%
	SLM Corp. 8.45%, due 6/15/18	1,225,000	1,381,188
	TMX Finance LLC / TitleMax Finance Corp. 8.50%, due 9/15/18 (a)	5,125,000	5,355,625
			6,736,813
	Finance - Mortgage Loan/Banker 0.1%
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (a)	4,050,000	3,938,625

	Finance - Other Services 1.7%
	Cantor Commercial Real Estate Co., L.P. 7.75%, due 2/15/18 (a)	5,730,000	5,830,275
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	5,925,000	5,954,625
	6.50%, due 7/1/21	2,645,000	2,532,588
	7.875%, due 10/1/20	7,625,000	7,949,062
	9.625%, due 5/1/19	5,305,000	5,901,813
	10.875%, due 4/1/15	10,060,000	10,504,652
	SquareTwo Financial Corp. 11.625%, due 4/1/17	7,345,000	7,712,250
			46,385,265
	Food 2.4%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	4,740,000	4,929,600
	American Stores Co. 8.00%, due 6/1/26	9,740,000	12,564,600
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (a)(b)	5,217,050	5,282,263
	B&G Foods, Inc. 4.625%, due 6/1/21	5,820,000	5,558,100
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	3,139,000	3,350,883
	Hawk Acquisition Sub, Inc. 4.25%, due 10/15/20 (a)	1,155,000	1,101,581
	Ingles Markets, Inc. 5.75%, due 6/15/23 (a)	8,820,000	8,511,300
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	3,845,000	3,902,675
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (a)	9,655,000	9,848,100
	TreeHouse Foods, Inc. 7.75%, due 3/1/18	3,070,000	3,246,525
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	5,120,000	5,222,400
			63,518,027
	Forest Products & Paper 0.6%
	Clearwater Paper Corp. 7.125%, due 11/1/18	4,082,000	4,388,150
	Georgia-Pacific Corp.
	7.25%, due 6/1/28	2,792,000	3,407,139
	7.375%, due 12/1/25	1,310,000	1,645,991
	8.00%, due 1/15/24	3,469,000	4,460,319
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	2,325,000	2,325,000
			16,226,599
	Health Care - Products 1.3%
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (a)	7,315,000	8,265,950
	Hanger, Inc. 7.125%, due 11/15/18	7,627,000	8,122,755
	Hologic, Inc. 6.25%, due 8/1/20	3,230,000	3,363,237
	Mallinckrodt International Finance S.A. 4.75%, due 4/15/23 (a)	2,560,000	2,434,061
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	5,127,300
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	8,830,000	9,116,975
			36,430,278
	Health Care - Services 3.6%
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,119,775
	CHS / Community Health Systems, Inc. 5.125%, due 8/15/18	2,990,000	3,042,325
	DaVita HeathCare Partners, Inc. 6.625%, due 11/1/20	2,651,000	2,816,687
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	3,750,000	4,115,625
	6.875%, due 7/15/17	40,000	44,400
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)	460,000	479,550
	5.875%, due 1/31/22 (a)	2,710,000	2,777,750
	HCA Holdings, Inc. 6.25%, due 2/15/21	715,000	726,619
¤	HCA, Inc.
	4.75%, due 5/1/23	5,205,000	4,899,206
	5.875%, due 3/15/22	5,130,000	5,271,075
	5.875%, due 5/1/23	745,000	731,962
	6.50%, due 2/15/16	2,920,000	3,164,550
	6.50%, due 2/15/20	2,125,000	2,302,969
	7.19%, due 11/15/15	243,000	265,478
	7.50%, due 2/15/22	1,570,000	1,723,075
	7.58%, due 9/15/25	575,000	583,625
	8.00%, due 10/1/18	4,076,000	4,687,400
	8.36%, due 4/15/24	450,000	483,750
	9.00%, due 12/15/14	1,520,000	1,641,600
	Health Management Associates, Inc. 7.375%, due 1/15/20	2,505,000	2,744,541
	INC Research LLC 11.50%, due 7/15/19 (a)	7,110,000	7,643,250
	MPH Intermediate Holding Co. 2 8.375%, due 8/1/18 (a)	8,000,000	8,195,000
	MultiPlan, Inc. 9.875%, due 9/1/18 (a)	10,145,000	11,210,225
	ResCare, Inc. 10.75%, due 1/15/19	3,520,000	3,933,600
	Tenet Healthcare Corp.
	6.00%, due 10/1/20 (a)	4,010,000	4,100,225
	8.125%, due 4/1/22 (a)	8,860,000	9,247,625
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	3,080,000	3,303,300
	8.00%, due 2/1/18	1,655,000	1,746,025
			96,001,212
	Holding Company - Diversified 0.1%
	Leucadia National Corp. 8.125%, due 9/15/15	1,480,000	1,642,800

	Home Builders 1.8%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (a)	5,210,000	5,105,800
	Brookfield Residential Properties, Inc.
	6.125%, due 7/1/22 (a)	1,070,000	1,048,600
	6.50%, due 12/15/20 (a)	5,285,000	5,311,425
	D.R. Horton, Inc. 4.75%, due 2/15/23	2,925,000	2,734,875
	Lennar Corp.
	4.125%, due 12/1/18	3,000,000	2,865,000
	4.75%, due 11/15/22	3,130,000	2,879,600
	Meritage Homes Corp. 7.00%, due 4/1/22	1,665,000	1,764,900
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	540,000	504,900
	6.625%, due 5/1/20	2,460,000	2,546,100
	Standard Pacific Corp. 8.375%, due 1/15/21	3,960,000	4,455,000
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	5.25%, due 4/15/21 (a)	3,275,000	3,053,937
	7.75%, due 4/15/20 (a)	5,613,000	6,132,203
	Toll Brothers Finance Corp. 4.375%, due 4/15/23	6,725,000	6,170,187
	WCI Communities, Inc. 6.875%, due 8/15/21 (a)	4,860,000	4,665,600
			49,238,127
	Household Products & Wares 0.6%
	Jarden Corp.
	6.125%, due 11/15/22	945,000	979,256
	7.50%, due 5/1/17	5,940,000	6,771,600
	Prestige Brands, Inc. 8.25%, due 4/1/18	3,560,000	3,782,500
	Spectrum Brands Escrow Corp.
	6.375%, due 11/15/20 (a)	1,545,000	1,610,662
	6.625%, due 11/15/22 (a)	1,545,000	1,602,938
	Spectrum Brands, Inc. 6.75%, due 3/15/20	710,000	754,375
			15,501,331
	Housewares 0.2%
	Libbey Glass, Inc. 6.875%, due 5/15/20	4,824,000	5,137,560

	Insurance 1.1%
	A-S Co-issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (a)	1,405,000	1,433,100
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	6,555,000	6,784,425
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (a)	6,410,000	6,506,150
	Hub International, Ltd. 8.125%, due 10/15/18 (a)	3,125,000	3,488,281
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	4,190,000	4,807,895
	Onex USI Aquisition Corp. 7.75%, due 1/15/21 (a)	5,700,000	5,700,000
			28,719,851
	Internet 1.0%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (a)	9,360,000	10,202,400
	Cyrusone, L.P. / Cyrusone Finance Corp. 6.375%, due 11/15/22	3,800,000	3,771,500
	Equinix, Inc.
	5.375%, due 4/1/23	7,720,000	7,295,400
	7.00%, due 7/15/21	5,638,000	6,004,470
	IAC / InterActiveCorp. 4.75%, due 12/15/22	1,000,000	920,000
			28,193,770
	Investment Management/Advisory Services 0.3%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	1,743,000	1,947,738
	Patriot Merger Corp. 9.00%, due 7/15/21 (a)	4,900,000	5,047,000
			6,994,738
	Iron & Steel 0.7%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,669,176
	Allegheny Technologies, Inc.
	5.875%, due 8/15/23	2,660,000	2,690,369
	9.375%, due 6/1/19	2,600,000	3,170,351
	Bluescope Steel, Ltd. / Bluescope Steel Finance 7.125%, due 5/1/18 (a)	7,900,000	8,117,250
	Commercial Metals Co. 4.875%, due 5/15/23	1,909,000	1,718,100
			18,365,246
	Leisure Time 1.0%
	Brunswick Corp. 4.625%, due 5/15/21 (a)	7,965,000	7,437,319
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	20,180,000	20,381,800
			27,819,119
	Lodging 1.7%
	Choice Hotels International, Inc. 5.75%, due 7/1/22	9,285,000	9,609,975
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	6,170,000	6,385,950
	Felcor Lodging, L.P. 5.625%, due 3/1/23	870,000	812,363
	Hilton Worldwide Finance Llc / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21 (a)	7,245,000	7,263,112
	MGM Resorts International
	6.625%, due 7/15/15	1,000,000	1,077,500
	6.625%, due 12/15/21	242,000	250,470
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (b)	6,452,225	7,081,317
	Playa Resorts Holding B.V. 8.00%, due 8/15/20 (a)	2,975,000	3,138,625
	RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/21 (a)	2,595,000	2,432,812
	ROC Finance LLC / ROC Finance 1 Corp. 12.125%, due 9/1/18 (a)	5,105,000	5,653,787
	Starwood Hotels & Resorts Worldwide, Inc. 7.375%, due 11/15/15	2,580,000	2,896,035
			46,601,946
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	3,660,000	3,961,950
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (a)	2,545,000	2,665,888
			6,627,838
	Media 3.5%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	4,550,000	4,174,625
	5.25%, due 9/30/22	570,000	527,250
	7.00%, due 1/15/19	4,700,000	4,976,125
	7.25%, due 10/30/17	1,245,000	1,318,144
	Cogeco Cable, Inc. 4.875%, due 5/1/20 (a)	5,420,000	5,176,100
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	5,023,000	5,613,202
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	108,775
	7.875%, due 2/15/18	965,000	1,102,513
	DISH DBS Corp.
	4.625%, due 7/15/17	6,040,000	6,175,900
	5.125%, due 5/1/20	11,225,000	11,112,750
	7.125%, due 2/1/16	1,085,000	1,192,144
	7.75%, due 5/31/15	1,345,000	1,469,413
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	9,455,000	9,100,437
	7.75%, due 10/15/18	7,560,000	8,221,500
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	10,835,000	10,889,175
	Quebecor Media, Inc.
	5.75%, due 1/15/23	9,100,000	8,576,750
	7.75%, due 3/15/16	1,897,000	1,930,197
	Videotron, Ltd.
	5.00%, due 7/15/22	4,385,000	4,165,750
	6.375%, due 12/15/15	2,425,000	2,449,250
	9.125%, due 4/15/18	5,918,000	6,221,297
			94,501,297
	Metal Fabricate & Hardware 1.0%
	A. M. Castle & Co. 12.75%, due 12/15/16	9,200,000	10,557,000
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	6,290,000	6,447,250
	8.75%, due 9/1/20	4,160,000	4,576,000
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	5,570,000	5,458,600
			27,038,850
	Mining 1.9%
	Hecla Mining Co. 6.875%, due 5/1/21 (a)	15,270,000	14,430,150
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,495,000	7,258,162
	New Gold, Inc.
	6.25%, due 11/15/22 (a)	6,885,000	6,695,662
	7.00%, due 4/15/20 (a)	7,640,000	7,869,200
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,509,863
	8.75%, due 12/15/20	2,810,000	3,083,975
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	7,260,000	6,334,350
			50,181,362
	Miscellaneous - Manufacturing 1.8%
	Actuant Corp. 5.625%, due 6/15/22	3,941,000	3,941,000
	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)	11,265,000	11,940,900
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20 (a)	6,915,000	7,191,600
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,417,912
	LSB Industries, Inc. 7.75%, due 8/1/19 (a)	3,650,000	3,786,875
	Polypore International, Inc. 7.50%, due 11/15/17	6,465,000	6,852,900
	SPX Corp.
	6.875%, due 9/1/17	4,285,000	4,756,350
	7.625%, due 12/15/14	4,095,000	4,371,413
			48,258,950
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	7,363,000	7,988,855

	Oil & Gas 8.7%
	Approach Resources, Inc. 7.00%, due 6/15/21	6,565,000	6,565,000
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,130,325
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	9.375%, due 5/1/19	11,692,000	12,831,970
	9.625%, due 8/1/20	1,770,000	1,955,850
	Chesapeake Energy Corp. 6.50%, due 8/15/17	9,615,000	10,600,537
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19	9,345,000	9,508,537
	Comstock Resources, Inc.
	7.75%, due 4/1/19	6,925,000	7,167,375
	8.375%, due 10/15/17	1,575,000	1,644,143
	9.50%, due 6/15/20	3,750,000	4,087,500
	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	1,985,025
	5.50%, due 4/1/23	5,320,000	5,253,500
	6.50%, due 1/15/22	7,710,000	8,268,975
	7.00%, due 1/15/21	5,485,000	6,006,075
	Continental Resources, Inc.
	5.00%, due 9/15/22	8,586,000	8,639,662
	8.25%, due 10/1/19	3,620,000	3,982,000
	Denbury Resources, Inc. 8.25%, due 2/15/20	4,605,000	5,053,988
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	8,305,000	7,972,800
	6.75%, due 11/1/19 (a)	2,330,000	2,196,025
	Newfield Exploration Co.
	5.625%, due 7/1/24	5,265,000	5,093,888
	6.875%, due 2/1/20	1,630,000	1,711,500
	Oasis Petroleum, Inc.
	6.875%, due 3/15/22 (a)	4,280,000	4,515,400
	7.25%, due 2/1/19	9,740,000	10,324,400
	PDC Energy, Inc. 7.75%, due 10/15/22	5,435,000	5,761,100
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	3,285,000	3,564,225
	10.50%, due 8/1/14	1,410,000	1,456,953
	PetroQuest Energy, Inc.
	10.00%, due 9/1/17 (a)	9,680,000	9,873,600
	10.00%, due 9/1/17	9,935,000	10,133,700
	Range Resources Corp.
	5.00%, due 8/15/22	1,660,000	1,606,050
	5.00%, due 3/15/23	5,550,000	5,328,000
	8.00%, due 5/15/19	2,980,000	3,199,775
	Rex Energy Corp. 8.875%, due 12/1/20 (a)	11,655,000	12,237,750
	SM Energy Co.
	5.00%, due 1/15/24 (a)	6,670,000	6,136,400
	6.50%, due 11/15/21	2,895,000	3,010,800
	6.625%, due 2/15/19	3,795,000	3,946,800
	Stone Energy Corp.
	7.50%, due 11/15/22	3,095,000	3,249,750
	8.625%, due 2/1/17	2,400,000	2,538,000
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21 (a)	2,300,000	2,374,750
	W&T Offshore, Inc. 8.50%, due 6/15/19	8,170,000	8,660,200
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	7,315,000	7,699,037
	7.00%, due 2/1/14	7,411,000	7,549,956
	WPX Energy, Inc. 6.00%, due 1/15/22	5,365,000	5,438,769
			233,260,090
	Oil & Gas Services 0.9%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	8,878,000	9,310,803
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21 (a)	4,000,000	4,025,000
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (a)	3,560,000	3,711,300
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	7,900,000	8,532,000
			25,579,103
	Packaging & Containers 1.8%
	AEP Industries, Inc. 8.25%, due 4/15/19	8,490,000	9,126,750
	Ball Corp.
	5.00%, due 3/15/22	2,855,000	2,769,350
	6.75%, due 9/15/20	835,000	902,844
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,673,020
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	1,968,750
	Plastipak Holdings, Inc.
	6.50%, due 10/1/21 (a)	8,095,000	8,175,950
	10.625%, due 8/15/19 (a)	10,148,000	11,552,483
	Silgan Holdings, Inc. 5.00%, due 4/1/20	5,720,000	5,577,000
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (a)	4,688,000	5,274,000
			49,020,147
	Pharmaceuticals 1.5%
	Grifols, Inc. 8.25%, due 2/1/18	7,400,000	7,945,750
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	6,855,000	6,135,225
	NBTY, Inc. 9.00%, due 10/1/18	6,150,000	6,749,625
	Valeant Pharmaceuticals International
	6.375%, due 10/15/20 (a)	7,005,000	7,285,200
	6.50%, due 7/15/16 (a)	4,485,000	4,641,975
	6.75%, due 10/1/17 (a)	1,010,000	1,078,175
	7.00%, due 10/1/20 (a)	835,000	885,100
	7.50%, due 7/15/21 (a)	640,000	689,600
	VPII Escrow Corp. 6.75%, due 8/15/18 (a)	2,015,000	2,156,050
	Warner Chilcott Co., LLC / Warner Chilcott Co., LLC 7.75%, due 9/15/18	1,490,000	1,616,650
			39,183,350
	Pipelines 1.7%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	2,320,000	2,383,800
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	491,308
	9.625%, due 11/1/21	5,950,000	8,307,087
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (a)	7,335,000	7,481,700
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	4,472,000	5,120,427
	Inergy Midstream, L.P. / NRGM Finance Corp. 6.00%, due 12/15/20 (a)	2,915,000	2,893,137
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	4.50%, due 7/15/23	3,000,000	2,827,500
	6.25%, due 6/15/22	1,835,000	1,931,338
	6.75%, due 11/1/20	6,940,000	7,495,200
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,714,262
	Nustar Logistics, L.P. 6.75%, due 2/1/21	4,035,000	4,105,612
			45,751,371
	Real Estate 1.0%
	CBRE Services, Inc. 5.00%, due 3/15/23	10,700,000	10,031,250
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (a)	3,290,000	3,536,750
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (a)	6,720,000	6,736,800
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	5,760,000	5,659,200
			25,964,000
	Real Estate Investment Trusts 0.9%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	5,556,000	5,833,800
	Host Hotels & Resorts, L.P.
	4.75%, due 3/1/23	5,860,000	5,887,173
	5.25%, due 3/15/22	4,055,000	4,208,989
	5.875%, due 6/15/19	385,000	415,687
	Series Q 6.75%, due 6/1/16	1,763,000	1,788,567
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,810,000	2,683,550
	8.125%, due 11/1/18	2,750,000	2,956,250
			23,774,016
	Retail 3.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	2,093,125
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,256,300
	6.50%, due 5/20/21	1,685,000	1,735,550
	Asbury Automotive Group, Inc. 8.375%, due 11/15/20	13,176,000	14,526,540
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	6,216,219
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	4,760,000	4,855,200
	Cash America International, Inc. 5.75%, due 5/15/18 (a)	7,040,000	6,828,800
	DineEquity, Inc. 9.50%, due 10/30/18	17,045,000	18,962,562
	L Brands, Inc.
	6.625%, due 4/1/21	3,610,000	3,903,312
	8.50%, due 6/15/19	1,555,000	1,854,338
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	7,680,000	7,526,400
	PVH Corp.
	4.50%, due 12/15/22	798,000	754,110
	7.375%, due 5/15/20	2,540,000	2,768,600
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	4,100,000	4,438,250
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	3,075,000	3,082,688
	6.875%, due 11/15/19	3,860,000	4,226,700
	Sonic Automotive, Inc.
	5.00%, due 5/15/23	4,545,000	4,158,675
	7.00%, due 7/15/22	3,300,000	3,531,000
			93,718,369
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	2,245,000	2,413,375
	7.125%, due 3/15/21	1,825,000	1,966,438
			4,379,813
	Software 0.3%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	4,105,000	4,176,838
	Activision Blizzard, Inc.
	5.625%, due 9/15/21 (a)	3,300,000	3,304,125
	6.125%, due 9/15/23 (a)	1,875,000	1,884,375
			9,365,338
	Storage & Warehousing 1.0%
¤	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	13,925,000	14,725,688
	10.75%, due 10/15/19 (a)	11,405,000	11,462,025
	Mobile Mini, Inc. 7.875%, due 12/1/20	280,000	304,500
			26,492,213
	Telecommunications 6.6%
	Crown Castle International Corp.
	5.25%, due 1/15/23	15,480,000	14,241,600
	7.125%, due 11/1/19	6,835,000	7,330,538
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (a)	5,410,000	5,166,550
	Frontier Communications Corp. 9.25%, due 7/1/21	4,300,000	4,923,500
	GCI, Inc. 8.625%, due 11/15/19	3,025,000	3,168,688
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,710,000	4,980,825
	7.625%, due 6/15/21	4,770,000	5,139,675
	Intelsat Jackson Holdings S.A.
	5.50%, due 8/1/23 (a)	2,600,000	2,431,000
	7.25%, due 4/1/19	5,295,000	5,665,650
	7.25%, due 10/15/20	9,940,000	10,610,950
	7.50%, due 4/1/21	3,665,000	3,958,200
	Lynx I Corp. 5.375%, due 4/15/21 (a)	7,765,000	7,570,875
¤	MetroPCS Wireless, Inc.
	6.25%, due 4/1/21 (a)	6,960,000	6,994,800
	6.625%, due 4/1/23 (a)	17,765,000	17,809,412
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (a)	8,380,000	8,840,900
	8.75%, due 2/1/20 (a)	3,600,000	3,942,000
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17	12,532,000	13,659,880
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20	3,750,000	3,721,875
	8.25%, due 8/15/19	2,538,000	2,741,040
	Sprint Capital Corp. 6.875%, due 11/15/28	22,475,000	20,058,937
	Sprint Communications, Inc. 9.125%, due 3/1/17	3,765,000	4,329,750
	Sprint Corp. 7.875%, due 9/15/23 (a)	6,910,000	7,048,200
	tw telecom holdings, Inc.
	5.375%, due 10/1/22	3,600,000	3,438,000
	5.375%, due 10/1/22 (a)	3,380,000	3,227,900
	Virgin Media Finance PLC 8.375%, due 10/15/19	4,455,000	4,833,675
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	3,478,000	3,392,069
			179,226,489
	Transportation 1.1%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (b)	1,141,740	1,187,410
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	16,522,000	17,327,447
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (a)	11,270,000	12,227,950
			30,742,807
	Trucking & Leasing 0.6%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	4,865,000	5,035,275
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (a)	4,530,000	5,050,950
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	6,305,000	7,061,600
			17,147,825
	Vitamins & Nutrition Products 0.4%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	10,915,000	11,215,163

	Total Corporate Bonds (Cost $2,425,818,003)		2,494,531,569

	Loan Assignments & Participations 2.4% (h)
	Auto Manufacturers 0.2%
	Chrysler Group LLC New Term Loan B 4.25%, due 5/24/17	4,431,990	4,455,072

	Auto Parts & Equipment 0.8%
	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 12/31/14	21,812,643	21,812,643

	Diversified Financial Services 0.2%
	VFH Parent LLC Refi Term Loan B 5.773%, due 7/8/16	5,819,260	5,860,478

	Finance - Consumer Loans 0.2%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	5,213,800	5,272,455

	Finance - Other Services 0.2%
	BATS Global Markets, Inc. Term Loan 7.00%, due 12/14/18	5,325,000	5,351,625

	Lodging 0.5%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	2,436,137	2,423,956
	New 2nd Lien Term Loan 10.00%, due 10/2/19	5,875,000	5,444,169
	Four Seasons Holdings, Inc.
	1st Lien Term Loan 4.25%, due 6/27/20	2,345,000	2,362,588
	2nd Lien Term Loan 6.25%, due 12/28/20	2,950,000	3,009,000
			13,239,713
	Media 0.1%
	ProQuest Co. Term Loan B 6.00%, due 4/13/18	3,278,500	3,286,696

	Miscellaneous - Manufacturing 0.2%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	5,336,801	5,336,801

	Total Loan Assignments & Participations (Cost $63,515,880)		64,615,483

	Yankee Bonds 0.6% (i)
	Forest Products & Paper 0.3%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	8,835,000	9,585,975

	Insurance 0.3%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	1,537,000	1,735,858
	8.30%, due 4/15/26	4,645,000	5,286,591
			7,022,449

	Total Yankee Bonds (Cost $13,683,433)		16,608,424

	Total Long-Term Bonds (Cost $2,507,684,608)		2,581,155,838

		Shares	Value
	Common Stocks 0.3%
	Coal 0.0%‡
	Upstate NY Power Producers (c)(d)(e)	19,474	370,006

	Entertainment 0.1%
	Affinity Gaming LLC (d)(e)	75,000	825,000

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(d)(g)	230,859	2,056,954

	Mining 0.1%
	Goldcorp, Inc.	132,400	3,443,724

	Total Common Stocks (Cost $7,581,628)		6,695,684

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	124,200	3,322,350

	Total Preferred Stock (Cost $3,028,995)		3,322,350

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (d)(e)(g)	3,370	421,250

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (c)(d)(e)(g)	365	4
	Unsecured Debt Expires 12/18/16 (c)(d)(e)(g)	360	3
			7

	Total Warrants (Cost $1,099)		421,257

		Principal Amount	Value
	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $75,712,811 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $82,810,000 and a Market Value of $77,231,090)	$75,712,811	75,712,811

	Total Short-Term Investment (Cost $75,712,811)		75,712,811

	Total Investments (Cost $2,594,009,141) (j)	98.9%	2,667,307,940
	Other Assets, Less Liabilities	1.1	28,379,726
	Net Assets	100.0%	$2,695,687,666

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Fair valued security - The total market value of these securities as of September 30, 2013 is $15,408,463, which represents 0.6% of the Portfolio's net assets.
(d)	Illiquid security - The total market value of these securities as of September 30, 2013 is $19,399,713, which represents 0.7% of the Portfolio's net assets.
(e)	Restricted security.
(f)	Issue in default.
(g)	Non-income producing security.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2013.
(i)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(j)	As of September 30, 2013, cost is $2,594,201,000 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$108,983,163
Gross unrealized depreciation	(35,876,223)
Net unrealized appreciation	$73,106,940

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond (b)	$—	$3,099,780	$2,300,582		$5,400,362
Corporate Bonds (c)	—	2,483,850,655	10,680,914		2,494,531,569
Loan Assignments & Participations (d)	—	37,451,215	27,164,268	(e)	64,615,483
Yankee Bonds	—	16,608,424	—		16,608,424
Total Long-Term Bonds	—	2,541,010,074	40,145,764		2,581,155,838
Common Stocks (f)	4,268,724	—	2,426,960		6,695,684
Preferred Stock	3,322,350	—	—		3,322,350
Warrants (g)	421,250	—	7		421,257
Short-Term Investment
Repurchase Agreement	—	75,712,811	—		75,712,811
Total Investments in Securities	$8,012,324	$2,616,722,885	$42,572,731		$2,667,307,940

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $2,299,492 and $1,090 are held in Electric and Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $127,596 and $10,553,318 are held in Commercial Services and Entertainment, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $21,812,643 is held in Auto Parts & Equipment within the Loan Assignments & Participations section of the Portfolio of Investments.
(e)	Includes $5,351,625 of a Level 3 security held in Finance-Other Services which represents Loan Assignments & Participations whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.
(f)	The Level 3 securities valued at $370,006, and $2,056,954 are held in Coal and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The Level 3 securities valued at $7 are held in Media within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Long-Term Bonds
Convertible Bonds
Electric	$1,919,799	$-	$-	$237,486	$142,207	$-		$-	$-	$2,299,492	$237,486
Internet	1,090	-	-	-	-	-		-	-	1,090	-
Corporate Bonds
Auto Parts & Equipment	4,022	-	-	(4,022)	-	-		-	-	-	-
Commercial Services	138,880	-	-	(11,284)	-	-		-	-	127,596	(11,284)
Electric	599,422	-	(90,791)	-	-	(508,631	)(a)	-	-	-	-
Entertainment	10,256,032	8,242	10,763	389,301	-	(111,020	)(a)	-	-	10,553,318	366,757
Food	6,394,500	-	94,500	(189,000)	-	(6,300,000	)(a)	-	-	-	-
Loan Assignments & Participations
Apparel	2,703,750	102	101,666	(101,768)	-	(2,703,750	)(a)	-	-	-	-
Auto Part & Equipment	-	173,376	(2,563)	798,004	23,026,000	(2,182,174)		-	-	21,812,643	798,004
Finance	1,830,707	347	-	(26,792)	-	(1,804,262	)(a)	-	-	-	-
Finance - Other Services	-	39,677	37,839	308,274	5,640,835	(675,000	)(a)	-	-	5,351,625	308,274
Lodging	3,208,275	337	-	131,419	-	(3,340,031)		-	-	-	-
Metal Fabricate & Hardware	5,910,000	-	-	-	-	(5,910,000	)(a)	-	-	-	-
Common Stocks
Coal	331,058	-	-	38,948	-	-		-	-	370,006	38,948
Media	22,073	-	(690,475)	668,402	-	-		-	-	-	-
Metal, Fabricate & Hardware	1,371,302	-	-	685,652	-	-		-	-	2,056,954	685,652
Warrants
Media	7	-	-	-	-	-		-	-	7	-
Total	$34,690,917	$222,081	$(539,061)	$2,924,620	$28,809,042	$(23,534,868)		$-	$-	$42,572,731	$2,423,837

(a) Sales include principal reductions.

As of September 30, 2013, the Portfolio held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost		9/30/2013 Value	Percent of Net Assets
Affinity Gaming LLC
Common Stock	10/24/12	75,000	$843,750		$825,000	0.0	%‡
ASG Corp.
Warrant Expires 5/15/18	4/30/10	3,370	-		421,250	0.0	‡
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/01	$1,869,975	0	(a)	187	0.0	‡
Convertible Bond 4.75%, due 12/31/49	8/27/01	$9,032,054	58,488		903	0.0	‡
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	365	-		4	0.0	‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	360	1,099		3	0.0	‡
Quebecor World, Inc. (Litigation Recovery Trust—Escrow Shares)
Corporate Bond 6.50%	1/23/08	$150,000	-		2,205	0.0	‡
Corporate Bond 9.75%	1/23/08	$8,530,000	-		125,391	0.0	‡
Somerset Cayuga Holding Co., Inc. (PIK)
Convertible Bond 20.00%, due 6/15/17	6/29/2012 -6/20/13	$1,564,280	1,574,407		2,299,492	0.1
Sterling Entertainment Enterprise, LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000		10,375,000	0.4
Upstate NY Power Producers
Common Stock	6/29/12	19,474	331,050		370,006	0.0	‡
Total			$12,808,794		$14,419,441	0.5%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 6.1%
	Boeing Co. (The)	315,850	$37,112,374
	Honeywell International, Inc.	445,950	37,031,688
			74,144,062
	Auto Components 3.7%
¤	Johnson Controls, Inc.	1,084,500	45,006,750

	Automobiles 2.5%
	Ford Motor Co.	1,826,150	30,807,151

	Chemicals 4.2%
	Monsanto Co.	341,550	35,647,574
	Mosaic Co. (The)	354,550	15,252,741
			50,900,315
	Commercial Banks 5.7%
	BB&T Corp.	925,050	31,220,437
	PNC Financial Services Group, Inc.	528,400	38,282,580
			69,503,017
	Communications Equipment 2.5%
	Cisco Systems, Inc.	1,333,650	31,234,083

	Consumer Finance 4.0%
¤	Capital One Financial Corp.	711,400	48,901,636

	Diversified Financial Services 5.9%
	Citigroup, Inc.	804,650	39,033,571
	JPMorgan Chase & Co.	653,100	33,758,739
			72,792,310
	Electric Utilities 2.5%
	Exelon Corp.	1,053,500	31,225,740

	Energy Equipment & Services 2.4%
	Halliburton Co.	613,000	29,515,950

	Food & Staples Retailing 3.0%
	CVS Caremark Corp.	644,750	36,589,563

	Health Care Equipment & Supplies 5.9%
¤	Baxter International, Inc.	667,050	43,818,514
	Covidien PLC	463,350	28,236,549
			72,055,063
	Health Care Providers & Services 2.6%
	McKesson Corp.	246,450	31,619,535

	Hotels, Restaurants & Leisure 3.3%
	McDonald's Corp.	424,950	40,884,440

	Industrial Conglomerates 5.6%
¤	General Electric Co.	2,893,050	69,114,965

	Media 9.4%
¤	Time Warner, Inc.	937,324	61,685,292
¤	Viacom, Inc. Class B	647,650	54,130,587
			115,815,879
	Oil, Gas & Consumable Fuels 10.6%
	Encana Corp.	927,050	16,065,776
¤	Exxon Mobil Corp.	630,800	54,274,032
	Marathon Oil Corp.	1,055,600	36,819,328
	Southwestern Energy Co. (a)	611,600	22,250,008
			129,409,144
	Pharmaceuticals 6.2%
¤	Pfizer, Inc.	2,660,150	76,372,906

	Semiconductors & Semiconductor Equipment 4.0%
¤	Texas Instruments, Inc.	1,219,433	49,106,567

	Software 2.3%
	Symantec Corp.	1,126,050	27,869,738

	Wireless Telecommunication Services 5.2%
¤	Vodafone Group PLC, Sponsored ADR	1,815,350	63,864,013

	Total Common Stocks (Cost $937,872,053)		1,196,732,827

	Principal Amount
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $28,828,994 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $32,095,000 and a Market Value of $29,408,520)	$28,828,994	28,828,994

Total Short-Term Investment (Cost $28,828,994)		28,828,994
Total Investments (Cost $966,701,047) (b)	100.0%	1,225,561,821
Other Assets, Less Liabilities	0.0 ‡	360,703
Net Assets	100.0%	$1,225,922,524

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of September 30, 2013, cost is $969,592,573 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$274,618,196
Gross unrealized depreciation	(18,648,948)
Net unrealized appreciation	$255,969,248

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,196,732,827	$—	$—	$1,196,732,827
Short-Term Investment
Repurchase Agreement	—	28,828,994	—	28,828,994
Total Investments in Securities	$1,196,732,827	$28,828,994	$—	$1,225,561,821

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 43.1%†
	Asset-Backed Securities 1.5%
	Airlines 0.4%
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	$1,345,035	$1,452,638

	Home Equity 1.0%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.239%, due 10/25/36 (a)(b)	396,601	314,048
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.249%, due 5/25/37 (a)(b)	482,329	365,125
	GSAA Home Equity Trust Series 2006-14, Class A1 0.229%, due 9/25/36 (a)(b)	2,644,009	1,271,724
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.279%, due 4/25/37 (a)(b)	266,110	225,831
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.279%, due 3/25/47 (a)(b)	389,081	271,260
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.229%, due 11/25/36 (a)(b)	335,066	135,920
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.289%, due 3/25/37 (a)(b)	1,427,286	944,992
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.289%, due 1/25/37 (a)(b)	557,195	323,149
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.289%, due 9/25/37 (a)(b)	439,519	230,403
			4,082,452
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.582%, due 5/25/29 (a)	475,646	436,068

	Total Asset-Backed Securities (Cost $6,470,003)		5,971,158

	Corporate Bonds 36.8%
	Aerospace & Defense 0.8%
	B/E Aerospace, Inc. 5.25%, due 4/1/22	1,125,000	1,116,562
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,415,531
	TransDigm, Inc. 7.50%, due 7/15/21 (c)	725,000	779,375
			3,311,468
	Agriculture 0.0%‡
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	200,056

	Airlines 0.8%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	383,111	432,915
	7.875%, due 1/2/20	869,893	919,912
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	653,163	685,821
	U.S. Airways, Inc. Class A Series 2012-1 Pass Through Trust 5.90%, due 4/1/26	1,078,054	1,126,567
			3,165,215
	Auto Manufacturers 0.7%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	900,000	1,008,000
	Ford Motor Co.
	6.625%, due 10/1/28	500,000	564,213
	7.45%, due 7/16/31	455,000	555,279
	Navistar International Corp. 8.25%, due 11/1/21	675,000	683,437
			2,810,929
	Auto Parts & Equipment 0.5%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	950,000	990,850
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	300,000	305,250
	8.25%, due 8/15/20	525,000	586,687
			1,882,787
	Banks 3.8%
	AgriBank FCB 9.125%, due 7/15/19	200,000	259,766
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (c)	1,000,000	917,500
	Bank of America Corp.
	6.50%, due 8/1/16	50,000	56,666
	7.625%, due 6/1/19	680,000	833,859
	8.00%, due 12/31/49 (a)	1,000,000	1,087,500
	Bank of America NA 6.00%, due 10/15/36	990,000	1,109,636
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	875,000	905,625
	CIT Group, Inc.
	4.25%, due 8/15/17	200,000	203,750
	5.00%, due 5/15/17	765,000	804,206
	Citigroup, Inc.
	3.375%, due 3/1/23	795,000	756,497
	8.50%, due 5/22/19	87,500	111,759
	Discover Bank 8.70%, due 11/18/19	795,000	1,005,553
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	1,330,000	1,271,823
	HSBC Holdings PLC 5.10%, due 4/5/21	40,000	44,061
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (a)	1,450,000	1,573,250
	LBG Capital No.1 PLC 8.00%, due 12/31/49 (a)(c)	725,000	757,842
	Mellon Capital III 6.369%, due 9/5/66 (a)	£900,000	1,427,871
	Morgan Stanley 4.875%, due 11/1/22	$495,000	495,260
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	355,000	405,705
	UBS A.G. 3.875%, due 1/15/15	150,000	156,083
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	800,000	880,000
			15,064,212
	Beverages 0.1%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (c)	610,000	611,525

	Biotechnology 0.4%
	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,426,189

	Building Materials 0.8%
	USG Corp.
	6.30%, due 11/15/16	2,265,000	2,395,237
	9.75%, due 1/15/18	545,000	630,838
			3,026,075
	Chemicals 0.9%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	710,000	724,730
	8.55%, due 5/15/19	140,000	178,552
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	780,000	780,000
	Huntsman International LLC 8.625%, due 3/15/21	1,250,000	1,387,500
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	675,000	678,375
			3,749,157
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	525,000	438,375
	6.25%, due 6/1/21	50,000	41,000
			479,375
	Commercial Services 0.8%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23	905,000	837,125
	Hertz Corp. (The)
	5.875%, due 10/15/20	277,000	285,310
	7.375%, due 1/15/21	1,200,000	1,290,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (c)(d)(e)(f)	70,000	1,029
	United Rentals North America, Inc. 8.375%, due 9/15/20	725,000	802,937
			3,216,401
	Computers 0.5%
	NCR Corp. 5.00%, due 7/15/22	1,205,000	1,120,650
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	600,000	612,000
	7.375%, due 11/15/18	350,000	371,000
			2,103,650
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	800,000	832,000

	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20	75,000	84,632
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€810,000	1,131,423
	General Electric Capital Corp. Series Reg S 6.50%, due 9/15/67 (a)	£490,000	833,559
			2,049,614
	Electric 0.6%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	$980,000	913,850
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (g)	500,000	539,899
	Puget Energy, Inc. 5.625%, due 7/15/22	350,000	371,342
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	681,520	695,150
			2,520,241
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23	785,000	735,938

	Entertainment 0.2%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21 (c)	880,000	919,600

	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (c)	800,000	799,040
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	150,000	166,744
	General Motors Financial Co., Inc. 3.25%, due 5/15/18 (c)	145,000	141,013
			1,106,797
	Finance - Consumer Loans 0.7%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,100,000	1,122,000
	SLM Corp. 6.25%, due 1/25/16	750,000	798,750
	Springleaf Finance Corp. 7.75%, due 10/1/21 (c)	800,000	830,000
			2,750,750
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (a)	700,000	742,000

	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC
	5.125%, due 1/20/23	320,000	322,513
	6.45%, due 6/8/27	435,000	443,700
			766,213
	Finance - Mortgage Loan/Banker 0.1%
	Countrywide Financial Corp. 6.25%, due 5/15/16	520,000	575,017

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18	725,000	759,437

	Food 1.4%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	750,000	751,647
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	435,000	457,837
	Kerry Group Financial Services 3.20%, due 4/9/23 (c)	1,290,000	1,190,874
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	1,100,000	1,036,750
	Post Holdings, Inc. 7.375%, due 2/15/22 (c)	1,120,000	1,177,400
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	190,000	195,938
	7.75%, due 7/1/17	310,000	352,625
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	750,000	558,750
			5,721,821
	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	600,000	678,000

	Health Care - Products 0.2%
	Alere, Inc. 7.25%, due 7/1/18	825,000	891,000

	Health Care - Services 0.5%
	CIGNA Corp. 4.375%, due 12/15/20	135,000	143,185
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (c)	880,000	902,000
	HCA, Inc. 8.00%, due 10/1/18	825,000	948,750
			1,993,935
	Home Builders 1.4%
	Beazer Homes USA, Inc. 7.25%, due 2/1/23	800,000	768,000
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)	2,225,000	2,341,813
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	1,135,025
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	250,000	275,000
	Standard Pacific Corp. 8.375%, due 5/15/18	800,000	904,000
			5,423,838
	Household Products & Wares 0.1%
	ACCO Brands Corp. 6.75%, due 4/30/20	190,000	190,238
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	205,000	222,425
			412,663
	Insurance 3.3%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	1,725,000	1,759,500
	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€500,000	647,677
	5.75%, due 3/15/67 (a)	£150,000	231,908
	Series A2 5.75%, due 3/15/67 (a)	350,000	541,118
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$730,000	782,925
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	1,725,000	1,980,091
	Hartford Life, Inc. 7.65%, due 6/15/27	245,000	300,082
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)	1,195,000	1,290,600
	Oil Insurance, Ltd. 3.23%, due 12/31/49 (a)(c)	580,000	522,008
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,289,124
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	1,450,000	1,551,500
	Protective Life Corp. 8.45%, due 10/15/39	570,000	717,833
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(c)	600,000	627,116
	XL Group PLC 6.50%, due 12/29/49 (a)	945,000	904,838
			13,146,320
	Investment Company 0.2%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	900,000	998,480

	Iron & Steel 0.6%
	AK Steel Corp. 8.75%, due 12/1/18	800,000	872,000
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	325,000	326,390
	5.90%, due 3/15/20	465,000	478,341
	Vale S.A. 5.625%, due 9/11/42	685,000	597,494
			2,274,225
	Lodging 1.7%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	1,225,000	1,152,263
¤	MGM Resorts International 6.75%, due 10/1/20	3,468,000	3,641,400
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	865,000	1,020,614
	7.15%, due 12/1/19	125,000	152,485
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	675,000	757,687
			6,724,449
	Media 0.9%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24	690,000	652,050
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	50,000	38,000
	6.875%, due 6/15/18	870,000	635,100
	Comcast Corp. 5.70%, due 7/1/19	800,000	929,207
	DISH DBS Corp. 7.125%, due 2/1/16	600,000	659,250
	NBC Universal Media LLC 5.15%, due 4/30/20	55,000	62,368
	Time Warner Cable, Inc.
	8.25%, due 2/14/14	200,000	205,298
	8.75%, due 2/14/19	355,000	417,660
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	144,798
			3,743,731
	Metals & Mining 0.2%
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (c)	900,000	969,750

	Mining 0.6%
	Aleris International, Inc. 7.875%, due 11/1/20	850,000	877,625
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	650,000	843,491
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	820,000	828,200
			2,549,316
	Miscellaneous - Manufacturing 0.8%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	1,400,000	1,484,000
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,582,000
			3,066,000
	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14	270,000	282,216

	Oil & Gas 3.3%
	Berry Petroleum Co. 6.375%, due 9/15/22	640,000	643,200
	Chesapeake Energy Corp. 6.625%, due 8/15/20	1,025,000	1,101,875
¤	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,257,538
	Denbury Resources, Inc. 6.375%, due 8/15/21	225,000	239,062
	ENI S.p.A. 4.15%, due 10/1/20 (c)	800,000	814,355
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	825,000	928,125
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (c)	640,000	618,400
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	2,405,000	2,486,169
	Petrobras Global Finance B.V. 4.375%, due 5/20/23	1,160,000	1,061,152
	Plains Exploration & Production Co. 6.125%, due 6/15/19	750,000	804,043
	Rosneft Finance S.A. 7.25%, due 2/2/20 (c)	560,000	632,800
	Samson Investment Co. 10.25%, due 2/15/20 (c)	835,000	885,100
	SM Energy Co. 5.00%, due 1/15/24 (c)	875,000	805,000
	Swift Energy Co. 7.875%, due 3/1/22	825,000	808,500
			13,085,319
	Oil & Gas Services 0.6%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	1,125,000	1,136,250
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21	1,375,000	1,316,562
			2,452,812
	Pharmaceuticals 0.4%
	Perrigo Co. 2.95%, due 5/15/23	1,115,000	1,077,921
	Valeant Pharmaceuticals International 7.50%, due 7/15/21 (c)	650,000	700,375
			1,778,296
	Pipelines 2.2%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	1,225,000	1,151,500
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (c)	850,000	867,000
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	650,000	667,362
	7.60%, due 2/1/24 (c)	290,000	351,495
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 5.50%, due 2/15/23	925,000	927,313
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	119,348
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	555,000	596,625
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	795,000	819,207
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (c)	965,000	873,325
	5.25%, due 5/1/23 (c)	1,735,000	1,700,300
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	850,000	767,666
			8,841,141
	Retail 0.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	325,000	345,312
	7.00%, due 5/20/22	610,000	634,400
	Brinker International, Inc. 2.60%, due 5/15/18	835,000	831,759
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	52,502	57,490
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	775,000	768,340
			2,637,301
	Semiconductors 0.2%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (c)	190,000	180,975
	9.25%, due 4/15/18 (c)	700,000	757,750
			938,725
	Software 0.7%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	650,000	718,300
	First Data Corp.
	7.375%, due 6/15/19 (c)	1,115,000	1,173,538
	8.875%, due 8/15/20 (c)	710,000	782,775
			2,674,613
	Telecommunications 2.2%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	945,000	931,623
	CommScope, Inc. 8.25%, due 1/15/19 (c)	1,500,000	1,638,750
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (c)	650,000	671,460
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	575,000	619,563
	SBA Tower Trust 4.254%, due 4/15/40 (c)	1,170,000	1,191,923
	Sprint Communications, Inc. 6.00%, due 11/15/22	1,100,000	1,012,000
	Sprint Corp. 7.25%, due 9/15/21 (c)	400,000	404,000
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,139,000	1,092,275
	5.462%, due 2/16/21	175,000	179,193
¤	Verizon Communications, Inc. 5.15%, due 9/15/23	1,055,000	1,130,734
			8,871,521
	Transportation 0.7%
	CHC Helicopter S.A. 9.25%, due 10/15/20	940,000	1,001,100
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	300,000	314,250
	PHI, Inc. 8.625%, due 10/15/18	658,000	693,367
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (c)	775,000	620,000
			2,628,717
	Total Corporate Bonds (Cost $143,378,259)		147,588,835

	Foreign Bonds 0.9%
	Banks 0.4%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£525,000	1,104,876
	Canada Square Operations PLC 7.50%, due 5/29/49 (a)	430,000	685,686
			1,790,562
	Diversified Financial Services 0.3%
	Ageas Hybrid Financing S.A. 5.125%, due 12/31/49 (a)	€750,000	995,157

	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (a)	525,000	738,656

	Total Foreign Bonds (Cost $3,163,314)		3,524,375

	Foreign Government Bond 0.1%
	Foreign Sovereign 0.1%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23 (c)	450,000	528,423

	Total Foreign Government Bond (Cost $518,118)		528,423

	Loan Assignments & Participations 1.2% (h)
	Airlines 0.3%
	U.S. Airways Group, Inc. Term Loan B1 4.25%, due 5/23/19	$1,000,000	993,750

	Auto Parts & Equipment 0.2%
	Allison Transmission, Inc. Term Loan B2 3.19%, due 8/7/17	889,719	891,943

	Media 0.4%
	Clear Channel Communications, Inc.
	Term Loan B 3.829%, due 1/29/16	283,487	266,832
	Term Loan D 6.929%, due 1/30/19	836,165	771,101
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	750,000	745,521
			1,783,454
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. Term Loan 5.25%, due 10/18/17	495,000	496,463

	Pharmaceuticals 0.2%
	Valeant Pharmaceuticals International, Inc. Term Loan E 4.50%, due 8/5/20	744,375	748,795

	Total Loan Assignments & Participations (Cost $4,912,240)		4,914,405

	Mortgage-Backed Securities 0.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.793%, due 4/10/49 (i)	290,000	324,598
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.409%, due 12/25/36 (a)(c)(d)	157,572	126,981
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	130,000	138,843
	Series 2007-PW16, Class A4 5.898%, due 6/11/40 (i)	290,000	327,346
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.336%, due 12/10/49 (i)	150,000	170,936
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	531,975
	Morgan Stanley Capital I, Inc. Series 2007-IQ15, Class A4 6.107%, due 6/11/49 (i)	200,000	224,039
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	175,852
			2,020,570
	Residential Mortgages (Collateralized Mortgage Obligations) 0.2%
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	95,134	86,880
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.60%, due 2/25/42 (a)(c)(d)	410,326	323,645
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.346%, due 11/25/36 (i)	285,804	237,020
			647,545
	Total Mortgage-Backed Securities (Cost $2,401,449)		2,668,115

	U.S. Government & Federal Agencies 1.7%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 4/1/37	130,804	140,582

¤	United States Treasury Bonds 1.0%
	2.875%, due 5/15/43	2,025,000	1,718,719
	3.125%, due 2/15/43	1,105,000	990,012
	4.375%, due 11/15/39	800,000	905,750
	4.375%, due 5/15/40	155,000	175,392
			3,789,873
	United States Treasury Notes 0.7%
	0.25%, due 12/15/15	640,000	638,150
	1.25%, due 3/15/14	175,000	175,950
	1.75%, due 5/15/23	90,000	83,398
	2.00%, due 4/30/16	2,005,000	2,082,537
			2,980,035
	Total U.S. Government & Federal Agencies (Cost $6,789,449)		6,910,490

	Yankee Bond 0.2% (j)
	Banks 0.2%
	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	550,000	554,081
	Total Yankee Bond (Cost $552,656)		554,081
	Total Long-Term Bonds (Cost $168,185,488)		172,659,882

		Shares
	Common Stocks 48.5%
	Aerospace & Defense 1.7%
¤	BAE Systems PLC	464,650	3,418,098
¤	Lockheed Martin Corp.	28,390	3,621,145
			7,039,243
	Agriculture 4.1%
	Altria Group, Inc.	97,740	3,357,369
	British American Tobacco PLC	28,100	1,490,516
	Imperial Tobacco Group PLC	85,800	3,176,682
	Lorillard, Inc.	68,110	3,049,966
	Philip Morris International, Inc.	26,800	2,320,612
	Reynolds American, Inc.	61,740	3,011,677
			16,406,822
	Auto Manufacturers 0.9%
	Daimler A.G.	34,530	2,691,656
	Ford Motor Co.	52,500	885,675
			3,577,331
	Banks 1.5%
	Citigroup, Inc.	16,500	800,415
	Commonwealth Bank of Australia	16,580	1,101,440
	Svenska Handelsbanken AB Class A	24,730	1,057,818
	Wells Fargo & Co.	36,010	1,487,933
	Westpac Banking Corp.	49,500	1,511,424
			5,959,030
	Beverages 1.0%
	Anheuser-Busch InBev N.V.	11,830	1,177,591
	Coca-Cola Co. (The)	24,440	925,787
	Diageo PLC, Sponsored ADR	8,000	1,016,640
	PepsiCo., Inc.	13,150	1,045,425
			4,165,443
	Building Materials 0.2%
	U.S. Concrete, Inc. (d)(f)	34,576	693,595

	Chemicals 1.8%
	BASF S.E.	28,200	2,704,862
	Dow Chemical Co. (The)	42,800	1,643,520
	E.I. du Pont de Nemours & Co.	19,800	1,159,488
	Yara International ASA	44,000	1,816,855
			7,324,725
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	16,770	1,213,813
	R.R. Donnelley & Sons Co.	95,680	1,511,744
			2,725,557
	Computers 0.4%
	Apple, Inc.	3,270	1,558,973

	Electric 5.9%
	Ameren Corp.	68,180	2,375,391
	Dominion Resources, Inc.	17,480	1,092,150
	Duke Energy Corp.	48,488	3,238,029
	Electricite de France S.A.	73,220	2,315,922
	Integrys Energy Group, Inc.	22,660	1,266,467
	PPL Corp.	102,000	3,098,760
	SCANA Corp.	8,690	400,088
	Southern Co. (The)	38,750	1,595,725
	SSE PLC	137,930	3,291,368
	TECO Energy, Inc.	99,240	1,641,430
	Terna S.p.A.	702,380	3,169,918
			23,485,248
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	23,770	1,537,919

	Electronics 0.3%
	Honeywell International, Inc.	14,440	1,199,098

	Engineering & Construction 0.8%
¤	Vinci S.A.	58,620	3,407,697

	Entertainment 0.4%
	Regal Entertainment Group Class A	82,080	1,557,878

	Environmental Controls 0.5%
	Waste Management, Inc.	49,600	2,045,504

	Finance - Other Services 0.3%
	CME Group, Inc.	15,520	1,146,618

	Food 0.6%
	Nestle S.A. Registered	17,380	1,215,552
	WM Morrison Supermarkets PLC	250,210	1,134,183
			2,349,735
	Food Services 0.3%
	Compass Group PLC	77,990	1,073,194

	Gas 1.5%
	Centrica PLC	393,360	2,354,290
	National Grid PLC	287,770	3,403,188
	Vectren Corp.	11,028	367,784
			6,125,262
	Household Products & Wares 0.6%
	Kimberly-Clark Corp.	25,240	2,378,113

	Insurance 1.5%
	Arthur J. Gallagher & Co.	26,700	1,165,455
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	13,650	2,667,473
	SCOR SE	71,450	2,365,782
			6,198,710
	Machinery - Diversified 0.2%
	Deere & Co.	12,430	1,011,678

	Media 1.6%
	Comcast Corp. Class A	27,900	1,210,023
	Pearson PLC	100,540	2,045,947
	Shaw Communications, Inc.	79,050	1,835,713
	Time Warner, Inc.	18,630	1,226,040
			6,317,723
	Mining 0.4%
	BHP Billiton, Ltd.	45,870	1,529,391

	Miscellaneous - Manufacturing 0.3%
	Orkla ASA	149,180	1,086,614

	Oil & Gas 2.9%
¤	ConocoPhillips	40,540	2,817,935
	Diamond Offshore Drilling, Inc.	35,910	2,237,911
	Royal Dutch Shell PLC, ADR	45,550	2,991,724
¤	Total S.A.	63,330	3,675,073
			11,722,643
	Pharmaceuticals 4.5%
	AbbVie, Inc.	31,690	1,417,494
¤	AstraZeneca PLC, Sponsored ADR	66,530	3,454,903
	Bristol-Myers Squibb Co.	20,500	948,740
	GlaxoSmithKline PLC	119,340	3,009,084
	Johnson & Johnson	17,930	1,554,352
	Merck & Co., Inc.	29,790	1,418,302
	Novartis A.G.	26,990	2,074,202
	Roche Holding A.G., Genusscheine	9,370	2,527,056
	Sanofi	16,100	1,632,914
			18,037,047
	Pipelines 1.5%
	Enterprise Products Partners, L.P.	25,110	1,532,714
	Kinder Morgan Energy Partners, L.P.	35,310	2,818,797
	MarkWest Energy Partners, L.P.	20,990	1,516,108
			5,867,619
	Real Estate Investment Trusts 1.1%
	Corrections Corporation of America	42,670	1,474,249
	Health Care REIT, Inc.	47,450	2,959,931
			4,434,180
	Retail 0.3%
	McDonald's Corp.	14,030	1,349,826

	Semiconductors 0.8%
	KLA-Tencor Corp.	26,610	1,619,218
	Microchip Technology, Inc.	35,220	1,419,014
			3,038,232
	Software 0.3%
	Microsoft Corp.	34,420	1,146,530

	Telecommunications 7.1%
	AT&T, Inc.	70,310	2,377,884
	BCE, Inc.	74,900	3,200,911
	CenturyLink, Inc.	86,580	2,716,880
	Deutsche Telekom A.G.	224,570	3,255,320
	Philippine Long Distance Telephone Co., Sponsored ADR	14,800	1,004,032
	Rogers Communications, Inc. Class B	34,990	1,504,497
	Swisscom A.G.	6,895	3,313,504
	Telstra Corp., Ltd.	627,060	2,907,372
¤	Verizon Communications, Inc.	49,700	2,319,002
	Vivendi S.A.	84,938	1,954,018
¤	Vodafone Group PLC	1,122,730	3,925,992
			28,479,412
	Toys, Games & Hobbies 0.5%
	Mattel, Inc.	50,710	2,122,721

	Transportation 0.6%
	Deutsche Post A.G. Registered	74,270	2,464,681

	Water 1.0%
	Severn Trent PLC	50,810	1,450,179
	United Utilities Group PLC	220,780	2,469,779
			3,919,958
	Total Common Stocks (Cost $160,861,933)		194,483,950

		Number of Warrants
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (d)(e)(f)(k)	4	0	(l)
	Unsecured Debt Expires 12/18/16 (d)(e)(f)(k)	4	0	(l)
	Total Warrants (Cost $13)		0	(l)

		Principal Amount
	Short-Term Investment 6.8%
	Repurchase Agreement 6.8%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $27,325,574 (Collateralized by Federal Home Loan Mortgage Corp. and Federal National Mortgage Association securities with rates between 1.96% and 2.08% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $30,370,000 and a Market Value of $27,877,679 )	$27,325,574	27,325,574
	Total Short-Term Investment (Cost $27,325,574)		27,325,574
	Total Investments (Cost $356,373,008) (o)	98.4%	394,469,406
	Other Assets, Less Liabilities	1.6	6,483,658
	Net Assets	100.0%	$400,953,064

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts 0.0%
	Standard & Poor's 500 Index Mini December 2013 (n)	905	$478,850
	Total Futures Contracts Long (Settlement Value $75,762,075)		478,850

		Contracts Short

	United States Treasury Note December 2013 (5 Year) (n)	(229)	(358,385)
	Total Futures Contracts Short (Settlement Value $(27,719,734))		(358,385)
	Total Futures Contracts (Settlement Value $48,042,341)		$120,465

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of September 30, 2013 is $4,082,452, which represents 1.0% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security - The total market value of these securities as of September 30, 2013 is $1,145,250, which represents 0.3% of the Portfolio's net assets.
(e)	Fair valued security - The total market value of these securities as of September 30, 2013 is $58,519, which represents less than one-tenth of a percent of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	Step coupon - Rate shown is the rate in effect as of September 30, 2013.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2013.
(i)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2013.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Restricted security.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2013.
(n)	At September 30, 2013, cash in the amount of $3,373,600 is on deposit with the broker for futures transactions.
(o)	As of September 30, 2013, cost is $356,094,152 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$43,458,043
Gross unrealized depreciation	(5,082,789)
Net unrealized appreciation	$38,375,254

The following abbreviations are used in the above portfolio:
ADR	- American Depositary Receipt
£	- British Pound Sterling
€	- Euro

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

EUR vs. USD	12/17/13	JPMorgan Chase Bank	EUR	18,249,000	USD	24,288,233	USD	(404,833)
GBP vs. USD	12/17/13	JPMorgan Chase Bank	GBP	11,424,000	USD	18,064,396		(419,651)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(824,484)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,971,158	$—		$5,971,158
Corporate Bonds (b)	—	147,530,316	58,519		147,588,835
Foreign Bonds	—	3,524,375	—		3,524,375
Foreign Government Bond	—	528,423	—		528,423
Loan Assignments & Participations	—	4,914,405	—		4,914,405
Mortgage-Backed Securities	—	2,668,115	—		2,668,115
U.S. Government & Federal Agencies	—	6,910,490	—		6,910,490
Yankee Bond	—	554,081	—		554,081
Total Long-Term Bonds	—	172,601,363	58,519		172,659,882
Common Stocks	194,483,950	—	—		194,483,950
Warrants (c)	—	—	0	(c)	0	(c)
Short-Term Investment
Repurchase Agreement	—	27,325,574	—		27,325,574
Total Investments in Securities	194,483,950	199,926,937	58,519		394,469,406
Other Financial Instruments
Futures Contracts Long (d)	478,850	—	—		478,850
Total Other Financial Instruments	478,850	—	—		478,850
Total Investments in Securities and Other Financial Instruments	$194,962,800	$199,926,937	$58,519		$394,948,256

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (d)	$—	$(824,484)	$—	$(824,484)
Futures Contracts Short (d)	(358,385)	—	—	(358,385)
Total Other Financial Instruments	$(358,385)	$(824,484)	$—	$(1,182,869)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $1,029 and $57,490 are held in Commercial Services and Retail, respectively, within Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2013, foreign securities with a total value of $53,800,266 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. Fair values as of September 30, 2013 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,120		$-	$-	$(91)	$-	$-	$-	$-	$1,029		$(91)
Retail	61,656		(46)	(47)	(1,843)	-	(2,230)	-	-	57,490		(1,608)
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$62,776		$(46)	$(47)	$(1,934)	$-	$(2,230)	$-	$-	$58,519		$(1,699)

(a) Less than one dollar.

As of September 30, 2013, the Fund held the following restricted securities:

	Date(s) of	Number of		9/30/213		Percent of
Security	Acquisition	Warrants	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	4	$-	$0	(a)	0.0	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	4	13	0	(a)	0.0	‡
Total		8	$13	$0	(a)	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP International Equity Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.9% †
	Brazil 1.9%
	Cielo S.A. (IT Services)	354,540	$9,588,561

	Canada 2.4%
	Open Text Corp. (Software)	158,497	11,831,801

	China 4.1%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	91,210	14,153,968
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	2,094,300	6,386,131
			20,540,099
	Czech Republic 1.7%
	Komercni Banka A.S. (Commercial Banks)	38,908	8,661,796

	Denmark 4.1%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	165,065	9,398,324
	FLSmidth & Co. A/S (Construction & Engineering)	206,458	11,122,241
			20,520,565
	France 7.8%
	Bureau Veritas S.A. (Professional Services)	355,256	11,198,172
	Essilor International S.A. (Health Care Equipment & Supplies)	129,871	13,967,835
	Technip S.A. (Energy Equipment & Services)	118,993	13,971,431
			39,137,438
	Germany 15.2%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	159,925	17,347,313
	Brenntag A.G. (Trading Companies & Distributors)	63,279	10,533,944
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	191,078	12,431,263
¤	Linde A.G. (Chemicals)	92,459	18,312,181
	United Internet A.G. (Internet Software & Services)	292,726	11,088,406
	Wirecard A.G. (IT Services)	188,809	6,458,556
			76,171,663
	Hong Kong 1.8%
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	3,216,900	8,979,730

	India 3.6%
	Genpact, Ltd. (IT Services) (a)	335,318	6,330,804
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	431,338	5,223,527
	Infosys, Ltd., Sponsored ADR (IT Services)	130,879	6,296,589
			17,850,920
	Indonesia 0.7%
	Media Nusantara Citra Tbk PT (Media)	14,878,500	3,469,080

	Ireland 4.1%
	ICON PLC (Life Sciences Tools & Services) (a)	154,285	6,314,885
	Shire PLC (Pharmaceuticals)	359,113	14,406,309
			20,721,194
	Israel 4.0%
	Check Point Software Technologies, Ltd. (Software) (a)	229,195	12,963,269
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	189,517	7,159,952
			20,123,221
	Italy 2.2%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	255,713	11,018,235

	Japan 5.3%
	Avex Group Holdings, Inc. (Media)	283,700	8,254,560
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	91,100	9,091,928
	Sysmex Corp. (Health Care Equipment & Supplies)	148,900	9,482,822
			26,829,310
	Spain 3.7%
¤	Grifols S.A. (Biotechnology)	453,621	18,625,230

	Sweden 4.0%
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	464,528	19,870,034

	Switzerland 3.6%
	DKSH Holding A.G. (Professional Services)	68,691	5,863,819
	Syngenta A.G. (Chemicals)	29,544	12,067,843
			17,931,662
	Thailand 1.8%
	Kasikornbank PCL (Commercial Banks)	1,647,400	9,295,591

	United Kingdom 23.2%
¤	Aggreko PLC (Commercial Services & Supplies)	561,886	14,590,591
¤	Experian PLC (Professional Services)	920,216	17,534,223
¤	Intertek Group PLC (Professional Services)	320,298	17,137,441
¤	Johnson Matthey PLC (Chemicals)	351,574	15,982,111
¤	Petrofac, Ltd. (Energy Equipment & Services)	708,364	16,112,135
¤	SABMiller PLC (Beverages)	339,699	17,287,334
	Standard Chartered PLC (Commercial Banks)	464,841	11,144,992
	Telecity Group PLC (Internet Software & Services)	486,649	6,539,044
			116,327,871
	United States 3.7%
	Accenture PLC Class A (IT Services)	68,911	5,074,606
	ResMed, Inc. (Health Care Equipment & Supplies)	252,630	13,343,917
			18,418,523
	Total Common Stocks (Cost $398,751,080)		495,912,524

	Principal Amount	Value
Short-Term Investment 1.2%
Repurchase Agreement 1.2%
United States 1.2%
State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $5,854,418 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $6,520,000 and a Market Value of $5,974,250) (Capital Markets)	$5,854,418	5,854,418
Total Short-Term Investment (Cost $5,854,418)		5,854,418
Total Investments (Cost $404,605,498) (b)	100.1%	501,766,942
Other Assets, Less Liabilities	(0.1)	(424,944)
Net Assets	100.0%	$501,341,998

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2013, cost is $405,433,986 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$106,142,056
Gross unrealized depreciation	(9,809,100)
Net unrealized appreciation	$96,332,956

The following abbreviation is used in the above portfolio:

ADR	- American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$495,912,524	$—	$—	$495,912,524
Short-Term Investment
Repurchase Agreement	—	5,854,418	—	5,854,418
Total Investments in Securities	$495,912,524	$5,854,418	$—	$501,766,942

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of the period ended September 30, 2013, foreign securities with a market value of $325,579,382 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2013 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of September 30, 2013, for these securities are based on quoted prices in active markets for identical investments

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Balanced Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 43.8%†
	Asset-Backed Securities 0.4%
	Automobile 0.3%
	AmeriCredit Automobile Receivables Trust
	Series 2012-4, Class D 2.68%, due 10/9/18 (a)	$984,000	$985,301
	Series 2013-4, Class D 3.31%, due 10/8/19 (a)	317,000	318,062
	Series 2012-2, Class D 3.38%, due 4/9/18 (a)	602,000	617,574
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18 (a)	375,000	370,736
	Series 2012-5, Class D 3.30%, due 9/17/18 (a)	395,000	401,885
	Series 2012-3, Class D 3.64%, due 5/15/18 (a)	139,000	141,818
			2,835,376
	Other ABS 0.1%
	Beacon Container Finance LLC Series 2012-1A, Class A 3.72%, due 9/20/27 (b)	645,313	647,876

	Total Asset-Backed Securities (Cost $3,465,818)		3,483,252
	Corporate Bonds 20.4%
	Aerospace & Defense 0.2%
	Exelis, Inc.
	4.25%, due 10/1/16	868,000	912,232
	5.55%, due 10/1/21	393,000	395,083
	TransDigm, Inc. 7.75%, due 12/15/18	249,000	265,185
			1,572,500
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	776,000	856,383

	Auto Manufacturers 0.6%
	General Motors Co.
	3.50%, due 10/2/18 (b)	955,000	952,613
	4.875%, due 10/2/23 (b)	3,121,000	3,050,777
	6.25%, due 10/2/43 (b)	1,317,000	1,297,245
	Jaguar Land Rover Automotive PLC 5.625%, due 2/1/23 (b)	514,000	502,435
			5,803,070
	Auto Parts & Equipment 0.0%‡
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (b)	261,000	272,223

	Banks 2.7%
	Bank of America Corp.
	1.50%, due 10/9/15	960,000	965,249
	3.625%, due 3/17/16	1,010,000	1,062,203
	3.75%, due 7/12/16	1,245,000	1,319,308
	4.50%, due 4/1/15	235,000	246,794
	8.00%, due 12/29/49 (c)	1,097,000	1,192,987
	CIT Group, Inc.
	4.25%, due 8/15/17	2,529,000	2,576,419
	5.00%, due 8/1/23	2,051,000	1,985,717
	5.50%, due 2/15/19 (b)	1,653,000	1,735,650
	6.625%, due 4/1/18 (b)	354,000	389,400
	Citigroup, Inc.
	5.00%, due 9/15/14	2,328,000	2,415,749
	5.35%, due 4/29/49 (c)	344,000	299,280
	5.90%, due 12/29/49 (c)	645,000	606,300
	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	1,495,000	1,484,399
	5.625%, due 1/15/17	443,000	487,984
	HSBC Bank USA N.A. 4.875%, due 8/24/20	750,000	808,009
	Morgan Stanley
	3.45%, due 11/2/15	1,074,000	1,113,265
	4.00%, due 7/24/15	400,000	417,222
	4.10%, due 5/22/23	2,072,000	1,932,592
	4.75%, due 3/22/17	405,000	437,287
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	284,000	290,095
	SVB Financial Group 5.375%, due 9/15/20	1,100,000	1,210,624
	Wells Fargo & Co. 7.98%, due 3/29/49 (c)	240,000	264,000
	Zions BanCorp.
	4.50%, due 3/27/17	704,000	739,180
	5.80%, due 12/29/49 (c)	1,707,000	1,493,625
			25,473,338
	Beverages 0.1%
	Constellation Brands, Inc. 3.75%, due 5/1/21	166,000	153,343
	SABMiller Holdings, Inc. 2.20%, due 8/1/18 (b)	1,209,000	1,205,710
			1,359,053
	Biotechnology 0.3%
	Life Technologies Corp.
	5.00%, due 1/15/21	563,000	595,056
	6.00%, due 3/1/20	1,821,000	2,050,597
			2,645,653
	Building Materials 0.1%
	Hanson Ltd. 6.125%, due 8/15/16	1,003,000	1,088,255

	Chemicals 0.7%
	Ashland, Inc.
	3.875%, due 4/15/18	637,000	629,038
	4.75%, due 8/15/22	647,000	606,563
	6.875%, due 5/15/43	915,000	878,400
	Ecolab, Inc. 3.00%, due 12/8/16	427,000	447,850
	LyondellBasell Industries N.V. 5.00%, due 4/15/19	2,402,000	2,643,992
	Sherwin-Williams Co. (The) 3.125%, due 12/15/14	928,000	955,125
			6,160,968
	Commercial Services 0.9%
	ADT Corp. (The)
	3.50%, due 7/15/22	354,000	299,273
	4.125%, due 6/15/23	2,815,000	2,511,718
	4.875%, due 7/15/42	156,000	115,194
	6.25%, due 10/15/21 (b)	462,000	468,930
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	1,171,000	1,156,987
	4.875%, due 1/15/19	696,000	750,312
	5.80%, due 5/1/21	3,354,000	3,706,599
			9,009,013
	Diversified Financial Services 0.4%
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (b)	688,000	672,561
	General Electric Capital Corp.
	6.25%, due 12/29/49 (c)	900,000	909,000
	6.375%, due 11/15/67 (c)	108,000	115,290
	7.125%, due 12/29/49 (c)	2,000,000	2,175,000
			3,871,851
	Electric 0.4%
	AES Corp. (The) 7.75%, due 10/15/15	129,000	143,190
	CMS Energy Corp. 4.25%, due 9/30/15	1,076,000	1,134,399
	PPL Energy Supply LLC 4.60%, due 12/15/21	892,000	880,130
	PPL WEM Holdings PLC
	3.90%, due 5/1/16 (b)	735,000	770,402
	5.375%, due 5/1/21 (b)	436,000	474,331
			3,402,452
	Electronics 0.3%
	Amphenol Corp. 4.75%, due 11/15/14	1,672,000	1,744,215
	FLIR Systems, Inc. 3.75%, due 9/1/16	1,109,000	1,143,765
			2,887,980
	Engineering & Construction 0.2%
	URS Corp.
	4.35%, due 4/1/17 (b)	861,000	879,764
	5.50%, due 4/1/22 (b)	822,000	827,064
			1,706,828
	Finance - Auto Loans 1.1%
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	594,000	610,545
	3.875%, due 1/15/15	2,650,000	2,740,845
	4.25%, due 2/3/17	350,000	373,983
	4.25%, due 9/20/22	1,309,000	1,307,315
	5.00%, due 5/15/18	1,000,000	1,095,551
	5.875%, due 8/2/21	1,975,000	2,195,465
	6.625%, due 8/15/17	800,000	921,846
	General Motors Financial Co., Inc.
	3.25%, due 5/15/18 (b)	493,000	479,443
	4.25%, due 5/15/23 (b)	690,000	630,487
			10,355,480
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (c)	1,192,000	1,263,520

	Finance - Investment Banker/Broker 0.9%
	Charles Schwab Corp. (The) 7.00%, due 2/28/49 (c)	988,000	1,074,450
	Lazard Group LLC
	6.85%, due 6/15/17	292,000	330,970
	7.125%, due 5/15/15	805,000	871,298
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,440,000	1,523,162
	5.625%, due 4/1/24	2,911,000	3,029,868
	TD Ameritrade Holding Corp.
	4.15%, due 12/1/14	900,000	936,536
	5.60%, due 12/1/19	512,000	596,065
			8,362,349
	Finance - Leasing Companies 0.2%
	LeasePlan Corp. N.V. 2.50%, due 5/16/18 (b)	2,385,000	2,316,830

	Finance - Mortgage Loan/Banker 0.1%
	Northern Rock Asset Management PLC 5.625%, due 6/22/17 (b)	1,200,000	1,361,448

	Food 0.6%
	Safeway, Inc.
	3.95%, due 8/15/20	275,000	269,844
	4.75%, due 12/1/21	1,277,000	1,282,307
	Sun Merger Sub, Inc. 5.25%, due 8/1/18 (b)	299,000	306,475
	Tyson Foods, Inc. 6.60%, due 4/1/16	3,530,000	3,957,709
			5,816,335
	Health Care - Services 0.1%
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (b)	525,000	538,125

	Home Builders 0.2%
	DR Horton, Inc.
	4.375%, due 9/15/22	70,000	63,700
	4.75%, due 5/15/17	449,000	469,205
	MDC Holdings, Inc. 5.375%, due 12/15/14	559,000	586,798
	Toll Brothers Finance Corp.
	4.375%, due 4/15/23	188,000	172,490
	5.875%, due 2/15/22	306,000	312,885
			1,605,078
	Insurance 0.7%
	American International Group, Inc.
	4.25%, due 9/15/14	1,360,000	1,404,514
	5.60%, due 10/18/16	345,000	385,439
	6.25%, due 3/15/87	545,000	534,100
	8.175%, due 5/15/68 (c)	1,618,000	1,893,869
	ING U.S., Inc. 5.65%, due 5/15/53 (c)	714,000	652,701
	Primerica, Inc. 4.75%, due 7/15/22	2,018,000	2,111,201
			6,981,824
	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (c)	1,538,000	1,684,110
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	5.625%, due 3/15/20 (b)	1,397,000	1,428,432
	5.875%, due 3/15/22 (b)	920,000	924,600
			4,037,142
	Iron & Steel 0.2%
	ArcelorMittal 5.00%, due 2/25/17	603,000	627,120
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	451,000	440,158
	Steel Dynamics, Inc.
	5.25%, due 4/15/23 (b)	365,000	344,012
	7.625%, due 3/15/20	72,000	77,850
			1,489,140
	Lodging 0.2%
	MGM Resorts International
	6.625%, due 7/15/15	815,000	878,162
	7.50%, due 6/1/16	800,000	894,000
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, due 5/30/23 (b)	588,000	539,490
			2,311,652
	Machinery - Diversified 0.1%
	CNH Capital LLC 3.625%, due 4/15/18	682,000	678,590

	Media 0.1%
	Gannett Co., Inc. 6.375%, due 9/1/15	116,000	125,860
	UBM PLC 5.75%, due 11/3/20 (b)	1,157,000	1,182,750
			1,308,610
	Metal Fabricate & Hardware 0.1%
	Precision Castparts Corp. 1.25%, due 1/15/18	1,424,000	1,388,409

	Mining 0.1%
	FMG Resources (August 2006 Pty), Ltd. 7.00%, due 11/1/15 (b)	838,000	863,140

	Miscellaneous - Manufacturing 0.2%
	GE Capital Trust I 6.375%, due 11/15/67 (c)	478,000	506,082
	Ingersoll-Rand Global Holding Co., Ltd. 4.25%, due 6/15/23 (b)	1,335,000	1,325,793
			1,831,875
	Oil & Gas 1.7%
	Chesapeake Energy Corp. 5.375%, due 6/15/21	3,206,000	3,197,985
	Cimarex Energy Co. 5.875%, due 5/1/22	803,000	811,030
	Continental Resources, Inc. 5.00%, due 9/15/22	2,137,000	2,150,356
	Motiva Enterprises LLC 5.75%, due 1/15/20 (b)	804,000	919,953
	Nabors Industries, Inc.
	4.625%, due 9/15/21	126,000	126,645
	5.00%, due 9/15/20	1,990,000	2,079,293
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	846,000	927,427
	7.25%, due 8/15/18	152,000	164,920
	10.50%, due 8/1/14	760,000	785,308
	Plains Exploration & Production Co.
	6.625%, due 5/1/21	183,000	196,310
	6.875%, due 2/15/23	2,368,000	2,539,680
	Rowan Cos., Inc. 5.00%, due 9/1/17	554,000	602,277
	Whiting Petroleum Corp. 5.00%, due 3/15/19	1,322,000	1,325,305
			15,826,489
	Packaging & Containers 0.0%‡
	Packaging Corp. of America 3.90%, due 6/15/22	235,000	225,958

	Pharmaceuticals 0.9%
	AbbVie, Inc. 1.75%, due 11/6/17	770,000	763,678
	Actavis, Inc. 1.875%, due 10/1/17	788,000	783,048
¤	Express Scripts Holding Co.
	2.10%, due 2/12/15	970,000	985,482
	2.65%, due 2/15/17	3,360,000	3,464,026
	3.125%, due 5/15/16	766,000	801,766
	VPII Escrow Corp. 6.75%, due 8/15/18 (b)	1,586,000	1,697,020
			8,495,020
	Pipelines 1.1%
	DCP Midstream Operating, L.P.
	3.25%, due 10/1/15	724,000	748,158
	4.95%, due 4/1/22	1,642,000	1,634,435
	El Paso Pipeline Partners Operating Co. LLC
	5.00%, due 10/1/21	566,000	600,798
	6.50%, due 4/1/20	196,000	225,386
	Kinder Morgan Finance Co. ULC 5.70%, due 1/5/16	1,591,000	1,713,776
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.95%, due 9/15/15	1,200,000	1,270,235
	Spectra Energy Partners, L.P.
	2.95%, due 9/25/18	222,000	225,658
	4.75%, due 3/15/24	1,152,000	1,187,077
	Western Gas Partners, L.P. 5.375%, due 6/1/21	2,151,000	2,300,406
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	790,000	713,478
			10,619,407
	Real Estate 0.3%
	CBRE Services, Inc. 6.625%, due 10/15/20	388,000	414,190
	Jones Lang Lasalle, Inc. 4.40%, due 11/15/22	1,346,000	1,318,500
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	704,000	761,326
			2,494,016
	Real Estate Investment Trusts 0.7%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,640,000	1,648,205
	Goodman Funding Pty, Ltd. 6.375%, due 11/12/20 (b)	750,000	830,864
	Host Hotels & Resorts, L.P. Series Q 6.75%, due 6/1/16	234,000	237,394
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	428,992
	Senior Housing Properties Trust
	6.75%, due 4/15/20	346,000	378,753
	6.75%, due 12/15/21	381,000	417,605
	SL Green Realty Corp.
	5.00%, due 8/15/18	840,000	898,317
	7.75%, due 3/15/20	1,622,000	1,916,494
			6,756,624
	Retail 0.4%
	Brinker International, Inc. 3.875%, due 5/15/23	1,844,000	1,731,769
	Macy's Retail Holdings, Inc.
	5.75%, due 7/15/14	1,343,000	1,394,747
	5.90%, due 12/1/16	555,000	626,543
			3,753,059
	Semiconductors 0.8%
	National Semiconductor Corp. 6.60%, due 6/15/17	1,084,000	1,267,722
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	2,987,000	2,981,026
	TSMC Global, Ltd. 1.625%, due 4/3/18 (b)	3,165,000	3,049,186
			7,297,934
	Software 0.3%
	Autodesk, Inc.
	1.95%, due 12/15/17	900,000	882,145
	3.60%, due 12/15/22	739,000	700,690
	Fiserv, Inc.
	3.125%, due 10/1/15	716,000	742,440
	3.125%, due 6/15/16	426,000	444,546
			2,769,821
	Telecommunications 1.3%
	SBA Tower Trust 2.933%, due 12/15/42 (b)	647,000	651,873
	Softbank Corp. 4.50%, due 4/15/20 (b)	400,000	384,400
	Sprint Capital Corp. 6.90%, due 5/1/19	445,000	457,238
	Sprint Communications, Inc. 7.00%, due 8/15/20	1,035,000	1,053,112
	Verizon Communications, Inc.
	2.50%, due 9/15/16	897,000	924,525
	3.65%, due 9/14/18	1,461,000	1,539,445
	5.15%, due 9/15/23	3,997,000	4,283,929
	6.40%, due 9/15/33	1,887,000	2,095,538
	6.55%, due 9/15/43	944,000	1,065,717
			12,455,777
	Textiles 0.1%
	Cintas Corp. No 2
	2.85%, due 6/1/16	497,000	516,101
	4.30%, due 6/1/21	520,000	547,107
			1,063,208
	Transportation 0.2%
	Asciano Finance, Ltd. 3.125%, due 9/23/15 (b)	196,000	199,958
	CSX Transportation, Inc. 8.375%, due 10/15/14	476,692	511,404
	JB Hunt Transport Services, Inc. 3.375%, due 9/15/15	1,090,000	1,127,534
			1,838,896
	Trucking & Leasing 0.2%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 3/15/16 (b)	150,000	152,781
	3.375%, due 3/15/18 (b)	1,251,000	1,281,434
	4.25%, due 1/17/23 (b)	359,000	349,111
			1,783,326
	Total Corporate Bonds (Cost $192,600,003)		193,998,649

	Loan Assignments & Participations 0.2% (d)
	Lodging 0.1%
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	1,270,400	1,263,367

	Pharmaceuticals 0.1%
	Quintiles Transnational Corp. New Term Loan B 4.00%, due 6/8/18	628,316	627,138

	Total Loan Assignments & Participations (Cost $1,893,026)		1,890,505

	Mortgage-Backed Securities 0.7%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust Series 2010-KSCT, Class B 2.00%, due 1/25/20 (b)(e)	1,181,792	1,000,523

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Commercial Mortgage Pass Through Certificates Series 2013-WWP, Class A2 3.424%, due 3/10/31 (b)	299,000	287,622
	GS Mortgage Securities Corp. II Series 2012-ALOH, Class A 3.551%, due 4/10/34 (b)	398,000	394,128
	GS Mortgage Securities Trust
	Series 2013-KYO, Class D 2.782%, due 11/8/29 (b)(c)	726,000	718,780
	Series 2013-NYC5 E 3.771%, due 1/10/30 (b)	383,000	380,635
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-JWRZ, Class D 3.172%, due 4/15/30 (c)	482,000	479,223
	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.383%, due 12/15/43	997,000	1,061,398
			3,321,786
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	American Tower Trust I
	Series-2013, Class 1A 1.551%, due 3/15/43 (b)	1,149,000	1,120,286
	Series-2013, Class 2A 3.07%, due 3/15/48 (b)	1,012,000	957,240
			2,077,526
	Total Mortgage-Backed Securities (Cost $6,565,380)		6,399,835

	U.S. Government & Federal Agencies 22.0%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.2%
	4.50%, due 1/1/41	620,706	664,258
	5.00%, due 1/1/19	279,549	295,987
	5.00%, due 2/1/19	182,086	192,854
	5.00%, due 6/1/20	333,422	354,078
	5.00%, due 1/1/36	1,046,220	1,142,836
	5.00%, due 5/1/39	873,441	947,423
	5.00%, due 3/1/41	1,757,142	1,903,818
	5.00%, due 5/1/41	1,378,745	1,526,378
	5.00%, due 9/1/41	388,682	421,606
	5.50%, due 8/1/19	244,817	259,661
	5.50%, due 12/1/28	763,153	839,705
	5.50%, due 10/1/36	541,866	595,037
	6.00%, due 4/1/40	2,398,301	2,663,605
			11,807,246
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.7%
	4.50%, due 10/1/40	251,574	268,289
	4.50%, due 4/1/41	307,046	330,028
	4.50%, due 5/1/41	581,994	625,791
	4.50%, due 9/1/42	4,373,322	4,675,898
	4.50%, due 11/1/42	1,172,790	1,261,328
	4.50%, due 2/1/43	6,707,409	7,325,821
	5.00%, due 9/1/29	697,733	763,343
	5.00%, due 1/1/30	296,436	324,513
	5.00%, due 11/1/33	134,376	146,182
	5.00%, due 12/1/33	260,418	283,304
	5.00%, due 6/1/40	1,489,493	1,641,285
	5.00%, due 2/1/41	1,984,416	2,174,428
	5.00%, due 3/1/41	253,870	277,361
	5.00%, due 4/1/41	500,239	547,805
	5.00%, due 5/1/41	1,438,066	1,594,705
	5.00%, due 6/1/41	605,243	661,307
	5.00%, due 7/1/41	1,216,217	1,332,506
	5.00%, due 9/1/41	15,615	17,026
	5.00%, due 2/1/42	3,115,708	3,491,636
	5.50%, due 1/1/25	281,860	305,091
	5.50%, due 7/1/25	543,383	590,340
	5.50%, due 1/1/33	174,953	192,251
	6.00%, due 10/1/35	899,119	994,966
	6.00%, due 12/1/35	903,067	1,000,005
	6.00%, due 2/1/37	144,933	161,790
	6.00%, due 9/1/37	912,425	995,647
	6.00%, due 10/1/38	736,903	832,417
	6.00%, due 7/1/40	1,440,207	1,598,468
	7.00%, due 2/1/39	361,878	411,406
			34,824,937
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.7%
	3.50%, due 5/20/42	323,185	334,714
	4.50%, due 7/15/41	180,546	195,863
	4.50%, due 8/15/41	1,561,161	1,720,683
	4.50%, due 10/20/41	1,031,390	1,114,467
	4.90%, due 10/15/34	753,095	825,028
	5.00%, due 10/15/39	424,145	473,377
	5.00%, due 11/15/39	698,141	777,512
	5.00%, due 1/15/40	231,516	257,955
	5.00%, due 4/15/40	185,248	206,382
	5.00%, due 5/15/40	287,785	316,758
	5.00%, due 7/15/40	1,009,185	1,123,999
	5.00%, due 2/15/41	718,996	794,249
	5.00%, due 5/15/41	298,607	334,559
	5.00%, due 9/15/41	184,636	202,674
	5.10%, due 1/15/32	721,595	815,608
	5.50%, due 9/15/35	108,035	121,660
	5.50%, due 3/15/36	491,292	544,075
	5.50%, due 8/15/39	2,627,509	3,001,183
	5.50%, due 10/15/39	702,513	793,763
	5.50%, due 9/20/41	99,302	109,046
	5.50%, due 1/20/42	621,539	683,290
	5.50%, due 7/20/42	1,232,412	1,357,816
	6.00%, due 11/20/34	417,405	463,116
	6.00%, due 1/20/39	255,611	284,843
	6.00%, due 10/20/41	111,418	124,160
	6.00%, due 12/20/41	1,146,476	1,278,007
	6.00%, due 1/20/42	1,334,389	1,489,063
	6.00%, due 2/20/42	1,303,753	1,454,659
	6.00%, due 3/20/42	214,911	239,925
	6.00%, due 4/20/42	1,083,645	1,209,380
	6.00%, due 5/20/42	435,800	485,902
	6.00%, due 7/20/42	288,325	321,845
	6.00%, due 8/20/42	304,391	339,339
	6.00%, due 9/20/42	707,729	789,504
	6.00%, due 11/20/42	299,934	334,510
	6.00%, due 2/20/43	344,501	384,591
			25,303,505
¤	United States Treasury Bonds 2.1%
	2.875%, due 5/15/43	1,022,000	867,422
	3.625%, due 8/15/43	19,568,000	19,341,755
			20,209,177
¤	United States Treasury Notes 12.3%
	0.125%, due 4/30/15	18,894,000	18,859,311
	0.25%, due 5/31/15	3,434,000	3,433,330
	0.25%, due 7/15/15	4,078,000	4,074,974
	0.375%, due 6/15/15	380,000	380,668
	0.375%, due 8/31/15	9,235,000	9,245,823
	0.375%, due 2/15/16	770,000	769,218
	0.75%, due 6/30/17	6,067,000	6,018,179
	0.75%, due 10/31/17	570,000	562,163
	0.75%, due 12/31/17	670,000	658,641
	0.75%, due 3/31/18	1,250,000	1,223,437
	0.875%, due 1/31/17	2,824,000	2,830,840
	0.875%, due 2/28/17	232,000	232,344
	0.875%, due 1/31/18	330,000	325,669
	1.00%, due 9/30/19	1,200,000	1,149,469
	1.375%, due 7/31/18	7,755,000	7,768,936
	1.375%, due 9/30/18	13,781,000	13,771,312
	1.50%, due 8/31/18	28,703,000	28,893,617
	1.75%, due 5/15/23	5,053,000	4,682,317
	2.50%, due 8/15/23	12,666,000	12,537,364
			117,417,612
	Total U.S. Government & Federal Agencies (Cost $209,520,384)		209,562,477

	Yankee Bond 0.1%(f)
	Banks 0.1%
	Royal Bank of Scotland Group PLC 6.10%, due 6/10/23	753,000	759,645

	Total Yankee Bond (Cost $751,962)		759,645
	Total Long-Term Bonds (Cost $414,796,573)		416,094,363

		Shares
	Common Stocks 54.8%
	Aerospace & Defense 2.2%
¤	Boeing Co. (The)	181,568	21,334,240

	Agriculture 2.5%
	Altria Group, Inc.	197,795	6,794,258
	Philip Morris International, Inc.	193,865	16,786,771
			23,581,029

	Apparel 1.5%
	NIKE, Inc. Class B	189,601	13,772,617

	Banks 3.8%
	CIT Group, Inc. (g)	178,604	8,710,517
	JPMorgan Chase & Co.	150,804	7,795,059
	Standard Chartered PLC	158,177	3,792,440
	U.S. Bancorp	426,007	15,583,336
			35,881,352
	Beverages 0.5%
	Diageo PLC	155,268	4,939,293

	Chemicals 4.2%
¤	E.I. du Pont de Nemours & Co.	317,207	18,575,642
¤	LyondellBasell Industries, N.V. Class A	230,838	16,904,266
	Syngenta A.G., ADR	58,923	4,790,440
			40,270,348
	Commercial Services 1.7%
	Automatic Data Processing, Inc.	37,712	2,729,595
	MasterCard, Inc. Class A	19,866	13,365,447
			16,095,042
	Computers 1.8%
¤	Apple, Inc.	36,856	17,571,098

	Diversified Financial Services 1.5%
	Blackstone Group L.P. (The)	590,918	14,707,949

	Electronics 2.9%
	Amphenol Corp. Class A	51,913	4,017,028
	Honeywell International, Inc.	98,409	8,171,883
	TE Connectivity, Ltd.	294,439	15,246,052
			27,434,963
	Entertainment 0.3%
	Six Flags Entertainment Corp.	75,688	2,557,497

	Finance - Credit Card 0.4%
	American Express Co.	45,253	3,417,507

	Finance - Investment Banker/Broker 0.2%
	Greenhill & Co., Inc.	30,709	1,531,765

	Food 1.4%
	Hershey Co. (The)	93,392	8,638,760
	Unilever PLC	129,013	5,096,166
			13,734,926
	Health Care - Services 1.5%
	Aetna, Inc.	224,343	14,362,439

	Insurance 0.4%
	Prudential PLC	218,007	4,062,244

	Internet 1.4%
	Google, Inc. Class A (g)	9,266	8,116,182
	Priceline.com, Inc. (g)	4,821	4,873,790
			12,989,972
	Lodging 1.3%
	Las Vegas Sands Corp.	179,885	11,947,962

	Media 3.9%
¤	CBS Corp. Class B	406,738	22,435,668
	Time Warner Cable, Inc.	64,211	7,165,948
	Viacom, Inc. Class B	91,483	7,646,149
			37,247,765
	Metal Fabricate & Hardware 0.5%
	Precision Castparts Corp.	20,415	4,639,105

	Mining 0.2%
	Rio Tinto PLC, Sponsored ADR	37,317	1,819,577

	Miscellaneous - Manufacturing 0.4%
	Dover Corp.	40,002	3,593,380

	Oil & Gas 2.1%
	Chevron Corp.	130,763	15,887,704
	Noble Corp.	56,591	2,137,442
	Valero Energy Corp.	57,905	1,977,456
			20,002,602
	Pharmaceuticals 8.3%
	Abbott Laboratories	184,244	6,115,058
	AbbVie, Inc.	270,289	12,090,027
	Allergan, Inc.	98,001	8,864,191
	AmerisourceBergen Corp.	94,197	5,755,437
	Bristol-Myers Squibb Co.	130,547	6,041,715
¤	Express Scripts Holding Co. (g)	219,713	13,573,869
	Johnson & Johnson	111,375	9,655,099
	Mylan, Inc. (g)	162,849	6,215,946
	Shire PLC, Sponsored ADR	57,887	6,940,072
	Zoetis, Inc.	113,222	3,523,469
			78,774,883
	Pipelines 1.4%
	Enterprise Products Partners, L.P.	220,894	13,483,370

	Real Estate Investment Trusts 0.7%
	Ventas, Inc.	103,462	6,362,913

	Retail 1.0%
	AutoZone, Inc. (g)	9,742	4,118,235
	Home Depot, Inc. (The)	59,953	4,547,435
	Nordstrom, Inc.	15,534	873,011
			9,538,681
	Software 2.4%
	Intuit, Inc.	64,194	4,256,704
	Microsoft Corp.	284,173	9,465,803
	Oracle Corp.	184,379	6,115,851
	VMware, Inc. Class A (g)	37,700	3,049,930
			22,888,288
	Telecommunications 1.3%
	CenturyLink, Inc.	183,406	5,755,280
	Motorola Solutions, Inc.	76,461	4,540,254
	Verizon Communications, Inc.	39,997	1,866,260
			12,161,794
	Toys, Games & Hobbies 1.3%
	Mattel, Inc.	304,081	12,728,831

	Transportation 1.8%
	Canadian Pacific Railway, Ltd.	41,607	5,130,143
	Union Pacific Corp.	79,892	12,410,423
			17,540,566
	Total Common Stocks (Cost $415,701,014)		520,973,998

	Preferred Stocks 0.3%
	Banks 0.1%
	Morgan Stanley 7.125% (c)(g)	54,150	1,364,580

	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (c)	18,000	494,460

	Finance - Credit Card 0.1%
	Discover Financial Services 6.50%	57,275	1,347,108

	Total Preferred Stocks (Cost $3,291,716)		3,206,148

		Principal Amount
	Short-Term Investment 0.4%
	Repurchase Agreement 0.4%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $4,027,886 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $4,420,000 and a Market Value of $4,110,914)	$4,027,886	4,027,886
	Total Short-Term Investment (Cost $4,027,886)		4,027,886
	Total Investments (Cost $837,817,189) (h)	99.3%	944,302,395
	Other Assets, Less Liabilities	0.7	6,228,172
	Net Assets	100.0%	$950,530,567

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of September 30, 2013 is $2,835,376, which represents 0.3% of the Portfolio's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2013.
(e)	Illiquid security - The total market value of these securities as of September 30, 2013 is $1,000,523, which represents 0.1% of the Portfolio's net assets.
(f)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Non-income producing security.
(h)	As of September 30, 2013, cost is $837,279,696 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$114,337,846
Gross unrealized depreciation	(7,315,147)
Net unrealized appreciation	$107,022,699

The following abbreviation is used in the above portfolio:
ADR	- American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$3,483,252	$—	$3,483,252
Corporate Bonds	—	193,998,649	—	193,998,649
Loan Assignments & Participations	—	1,890,505	—	1,890,505
Mortgage-Backed Securities	—	6,399,835	—	6,399,835
U.S. Government & Federal Agencies	—	209,562,477	—	209,562,477
Yankee Bond	—	759,645	—	759,645
Total Long-Term Bonds	—	416,094,363	—	416,094,363
Common Stocks	520,973,998	—	—	520,973,998
Preferred Stocks	3,206,148	—	—	3,206,148
Short-Term Investment
Repurchase Agreement	—	4,027,886	—	4,027,886
Total Investments in Securities	$524,180,146	$420,122,249	$—	$944,302,395

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2013, foreign securities with a total value of $14,121,260 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of September 30, 2013, for these securities are based on quoted prices in active markets for identical investments.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Aerospace & Defense 3.5%
	Precision Castparts Corp.	52,100	$11,839,204
	United Technologies Corp.	113,100	12,194,442
			24,033,646
	Airlines 0.7%
	Delta Air Lines, Inc.	209,900	4,951,541

	Auto Components 1.4%
	BorgWarner, Inc.	95,100	9,642,189

	Biotechnology 9.1%
	Alexion Pharmaceuticals, Inc. (a)	60,500	7,027,680
	Amgen, Inc.	102,600	11,485,044
	Biogen Idec, Inc. (a)	57,400	13,819,624
¤	Celgene Corp. (a)	115,000	17,701,950
	Gilead Sciences, Inc. (a)	211,000	13,259,240
			63,293,538
	Capital Markets 3.2%
	BlackRock, Inc.	44,535	12,052,062
	Morgan Stanley	377,300	10,168,235
			22,220,297
	Chemicals 4.1%
	Ecolab, Inc.	78,500	7,752,660
¤	Monsanto Co.	199,189	20,789,356
			28,542,016
	Communications Equipment 1.7%
	F5 Networks, Inc. (a)	75,400	6,466,304
	QUALCOMM, Inc.	79,700	5,368,592
			11,834,896
	Computers & Peripherals 3.2%
¤	Apple, Inc.	46,610	22,221,317

	Consumer Finance 1.2%
	American Express Co.	107,500	8,118,400

	Diversified Financial Services 0.5%
	JPMorgan Chase & Co.	65,000	3,359,850

	Energy Equipment & Services 1.6%
	FMC Technologies, Inc. (a)	112,900	6,256,918
	Schlumberger, Ltd.	55,700	4,921,652
			11,178,570
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	56,900	6,550,328
	CVS Caremark Corp.	125,900	7,144,825
	Whole Foods Market, Inc.	44,800	2,620,800
			16,315,953
	Health Care Providers & Services 0.9%
	UnitedHealth Group, Inc.	92,000	6,588,120

	Health Care Technology 1.5%
	athenahealth, Inc. (a)	29,900	3,245,944
	Cerner Corp. (a)	133,300	7,004,915
			10,250,859
	Hotels, Restaurants & Leisure 2.9%
	Starbucks Corp.	167,100	12,861,687
	Wynn Resorts, Ltd.	46,700	7,379,067
			20,240,754
	Industrial Conglomerates 2.7%
¤	Danaher Corp.	271,200	18,799,584

	Internet & Catalog Retail 6.5%
¤	Amazon.com, Inc. (a)	68,000	21,259,520
¤	Priceline.com, Inc. (a)	23,980	24,242,581
			45,502,101
	Internet Software & Services 8.4%
	eBay, Inc. (a)	248,200	13,847,078
	Facebook, Inc. Class A (a)	293,800	14,760,512
¤	Google, Inc. Class A (a)	28,300	24,788,253
	LinkedIn Corp. Class A (a)	20,600	5,068,836
			58,464,679
	IT Services 6.4%
	Cognizant Technology Solutions Corp. Class A (a)	100,700	8,269,484
	MasterCard, Inc. Class A	16,350	10,999,953
¤	Visa, Inc. Class A	132,500	25,320,750
			44,590,187
	Media 6.1%
	CBS Corp. Class B	161,600	8,913,856
	Liberty Global PLC Class A (a)	95,700	7,593,795
	Sirius XM Radio, Inc.	1,977,500	7,652,925
	Twenty-First Century Fox, Inc.	327,100	10,957,850
	Walt Disney Co. (The)	118,200	7,622,718
			42,741,144
	Multiline Retail 1.5%
	Dollar General Corp. (a)	183,200	10,343,472

	Oil, Gas & Consumable Fuels 3.1%
	Noble Energy, Inc.	115,400	7,732,954
	Pioneer Natural Resources Co.	39,700	7,495,360
	Range Resources Corp.	87,300	6,625,197
			21,853,511
	Personal Products 1.1%
	Estee Lauder Cos., Inc. (The) Class A	107,800	7,535,220

	Pharmaceuticals 1.3%
	Zoetis, Inc.	280,000	8,713,600

	Real Estate Investment Trusts 1.5%
	American Tower Corp.	137,300	10,178,049

	Road & Rail 3.7%
¤	Union Pacific Corp.	166,700	25,895,178

	Semiconductors & Semiconductor Equipment 3.2%
	Applied Materials, Inc.	390,600	6,851,124
	Arm Holdings PLC, Sponsored ADR	164,900	7,934,988
	NXP Semiconductors N.V. (a)	195,300	7,267,113
			22,053,225
	Software 3.4%
¤	Salesforce.com, Inc. (a)	388,000	20,141,080
	ServiceNow, Inc. (a)	71,600	3,719,620
			23,860,700
	Specialty Retail 3.5%
	Best Buy Co., Inc.	146,300	5,486,250
	Ross Stores, Inc.	103,800	7,556,640
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	96,200	11,492,052
			24,534,942
	Textiles, Apparel & Luxury Goods 4.2%
	Lululemon Athletica, Inc. (a)	68,700	5,021,283
	Michael Kors Holdings, Ltd. (a)	71,800	5,350,536
	NIKE, Inc. Class B	140,200	10,184,128
	Ralph Lauren Corp.	54,000	8,895,420
			29,451,367
	Trading Companies & Distributors 1.1%
	W.W. Grainger, Inc.	29,300	7,668,104

	Wireless Telecommunication Services 1.4%
	SBA Communications Corp. Class A (a)	116,800	9,397,728
	Total Common Stocks (Cost $517,653,072)		674,374,737

	Principal Amount	Value
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $23,962,599 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $26,210,000 and a Market Value of $24,444,232)	$23,962,599	23,962,599
Total Short-Term Investment (Cost $23,962,599)		23,962,599
Total Investments (Cost $541,615,671) (b)	100.4%	698,337,336
Other Assets, Less Liabilities	(0.4)	(2,598,209)
Net Assets	100.0%	$695,739,127

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2013, cost is $542,150,699 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$160,236,750
Gross unrealized depreciation	(4,050,113)
Net unrealized appreciation	$156,186,637

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$674,374,737	$—	$—	$674,374,737
Short-Term Investment
Repurchase Agreement	—	23,962,599	—	23,962,599
Total Investments in Securities	$674,374,737	$23,962,599	$—	$698,337,336

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

VP Marketfield Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 62.6% †
	Aerospace & Defense 0.9%
	Precision Castparts Corp. (a)	7,571	$1,720,433

	Air Freight & Logistics 0.2%
	FedEx Corp.	3,298	376,335

	Auto Components 1.6%
	Continental A.G.	14,265	2,418,091
	ElringKlinger A.G.	18,913	851,006
			3,269,097
	Automobiles 3.3%
	Daimler A.G.	29,485	2,298,393
	Fiat S.p.A (b)	271,421	2,162,761
	Ford Motor Co.	126,837	2,139,740
			6,600,894
	Building Products 0.9%
	Geberit A.G.	6,760	1,825,391

	Chemicals 4.1%
	Air Liquide S.A.	13,299	1,852,231
¤	BASF S.E.	27,286	2,617,194
	Potash Corp. of Saskatchewan, Inc.	62,118	1,943,051
	Sherwin-Williams Co. (The) (a)	9,625	1,753,482
			8,165,958
	Commercial Banks 8.1%
¤	Bank of Ireland (b)	11,393,014	3,236,739
	Barclays PLC	388,291	1,668,945
	BB&T Corp. (a)	47,396	1,599,615
	CIT Group, Inc. (a)(b)	36,454	1,777,862
	Fifth Third Bancorp (a)	95,406	1,721,124
	Grupo Financiero Banorte S.A.B. de C.V. Class O	215,272	1,341,349
	Lloyds Banking Group PLC (b)	1,997,439	2,379,324
¤	UniCredit S.p.A	382,604	2,438,960
			16,163,918
	Commercial Services & Supplies 0.6%
	Bilfinger S.E.	10,487	1,100,938

	Construction Materials 5.0%
	Buzzi Unicem S.p.A.	124,365	1,938,208
	CRH PLC	98,088	2,346,987
	Eagle Materials, Inc. (a)	32,844	2,382,832
¤	Taiheiyo Cement Corp.	729,443	3,176,170
			9,844,197
	Consumer Finance 1.1%
	Discover Financial Services (a)	42,903	2,168,318

	Diversified Financial Services 1.0%
	CME Group, Inc.	25,928	1,915,561

	Electrical Equipment 2.0%
	ABB, Ltd. (b)	83,779	1,981,570
	Emerson Electric Co. (a)	31,661	2,048,467
			4,030,037
	Energy Equipment & Services 1.2%
	Schlumberger, Ltd. (a)	26,135	2,309,288

	Food & Staples Retailing 0.9%
	Costco Wholesale Corp. (a)	16,380	1,885,665

	Household Durables 5.4%
	D.R. Horton, Inc. (a)	81,001	1,573,850
	Mohawk Industries, Inc. (a)(b)	14,556	1,895,919
	PulteGroup, Inc. (a)	88,184	1,455,036
	Ryland Group, Inc. (The) (a)	42,414	1,719,464
¤	Sekisui House, Ltd.	181,814	2,437,874
	Toll Brothers, Inc. (a)(b)	50,887	1,650,265
			10,732,408
	Industrial Conglomerates 2.0%
	3M Co. (a)	16,707	1,994,983
	General Electric Co. (a)	82,160	1,962,802
			3,957,785
	Insurance 1.1%
	Assicurazioni Generali S.p.A	104,584	2,086,926

	Internet & Catalog Retail 0.9%
	Amazon.com, Inc. (a)(b)	5,904	1,845,826

	Internet Software & Services 1.6%
¤	Facebook, Inc. Class A (a)(b)	62,374	3,133,670

	IT Services 0.9%
	Amadeus IT Holding S.A. Class A	52,251	1,852,020

	Machinery 3.7%
	Cummins, Inc. (a)	14,818	1,968,868
	Deere & Co. (a)	21,318	1,735,072
	Ingersoll-Rand PLC (a)	29,528	1,917,548
	Scania AB Class B	83,301	1,784,827
			7,406,315
	Metals & Mining 4.1%
	Alcoa, Inc.	284,177	2,307,517
	Freeport-McMoRan Copper & Gold, Inc. (a)	61,251	2,026,183
	Steel Dynamics, Inc. (a)	115,073	1,922,870
	Teck Resources, Ltd. Class B (a)	72,565	1,947,645
			8,204,215
	Oil, Gas & Consumable Fuels 2.2%
¤	Apache Corp. (a)	28,728	2,445,902
	Chesapeake Energy Corp. (a)	75,889	1,964,007
			4,409,909
	Real Estate Investment Trusts 1.1%
	Green REIT PLC (b)	302,285	482,557
	Rayonier, Inc. (a)	30,316	1,687,085
			2,169,642
	Real Estate Management & Development 1.2%
	Deutsche Wohnen A.G.	72,875	1,303,839
	St. Joe Co. (The) (b)	52,221	1,024,576
			2,328,415
	Road & Rail 1.0%
	DSV A/S	67,976	1,928,397

	Semiconductors & Semiconductor Equipment 0.9%
	Intel Corp. (a)	74,460	1,706,623

	Software 1.0%
	Splunk, Inc. (a)(b)	33,938	2,037,637

	Specialty Retail 2.0%
	Home Depot, Inc. (The) (a)	25,194	1,910,965
	Tractor Supply Co.	30,664	2,059,701
			3,970,666
	Trading Companies & Distributors 1.7%
	Beacon Roofing Supply, Inc. (a)(b)	42,792	1,577,741
	Wolseley PLC	36,254	1,876,372
			3,454,113
	Transportation Infrastructure 0.9%
	Abertis Infraestructuras S.A.	96,584	1,876,984

	Total Common Stocks (Cost $114,642,750)		124,477,581

	Exchange Traded Funds 9.7% (c)
	iShares Dow Jones US Home Construction Index Fund (a)	86,863	1,940,519
	iShares MSCI Italy Index Fund	164,713	2,325,748
¤	iShares MSCI Japan Index Fund	548,912	6,537,542
¤	iShares MSCI Mexico Investable Market Index Fund (a)	52,082	3,327,519
	SPDR S&P Homebuilders (a)	56,864	1,738,332
¤	SPDR S&P Regional Banking (a)	93,738	3,341,760
	Total Exchange Traded Funds (Cost $18,853,872)		19,211,420

	Preferred Stock 0.4%
	Chemicals 0.4%
	Fuchs Petrolub A.G. 2.13%	9,961	834,149

	Total Preferred Stock (Cost $813,779)		834,149

		Number of Rights	Value
	Rights 0.1%
	Commercial Banks 0.1%
	Barclays PLC (b) Expires 10/2/2013	97,072	126,899

	Transportation 0.0%‡
	Abertis Infraestructuras S.A. (b) Expires 10/18/2013	96,584	93,947

	Total Rights (Cost $83,134)		220,846

		Notional Amount
	Purchased Options 0.6%
	Purchased Call Options 0.1%
	CNY/USD
	Strike Price $6.321 Expires 6/9/14 (d)	13,500,000	42,255
	Strike Price $6.722 Expires 12/9/14 (d)	13,500,000	60,615

		Number of Contracts
	iShares US Home Construction Strike Price $22.00 Expires 10/19/13	1,207	99,577

	Total Purchased Call Options		202,447

	Purchased Put Options 0.5%
	30 Year United States Treasury Bond Futures
	Strike Price $127.00 Expires 11/22/13	261	118,266
	Strike Price $129.00 Expires 11/22/13	253	189,750
	Google, Inc. Strike Price $880.00 Expires 11/16/13	63	197,190
	iShares 20 Year Treasury Bond Strike Price $105.00 Expires 10/19/13	1,902	186,396
	JPMorgan Chase & Co. Strike Price $52.50 Expires 10/19/13	322	59,570
	Utilities Select Sector SPDR Strike Price $38.00 Expires 12/21/13	1,104	184,368
			935,540
	Total Purchased Options (Cost $1,772,733)		1,137,987

		Shares
	Short-Term Investments 10.1%
	Money Market Fund 10.1%
	State Street Institutional Treasury Money Market Fund	20,000,000	20,000,000
	Total Short-Term Investment (Cost $20,000,000)		20,000,000
	Total Investments, Before Investments Sold Short (h) (Cost $156,166,268)	83.5%	165,881,983

	Common Stocks Sold Short (19.4%)
	Beverages (2.3%)
	Coca-Cola Co. (The)	(70,905)	(2,685,881)
	PepsiCo, Inc.	(23,344)	(1,855,848)
			(4,541,729)
	Capital Markets (3.9%)
	Aberdeen Asset Management PLC	(316,401)	(1,939,272)
	Franklin Resources, Inc.	(40,190)	(2,031,605)
	Invesco, Ltd.	(61,716)	(1,968,740)
	Legg Mason, Inc.	(56,261)	(1,881,368)
			(7,820,985)
	Computers & Peripherals (1.2%)
	Hewlett-Packard Co.	(113,700)	(2,385,426)

	Diversified Financial Services (1.4%)
	JPMorgan Chase & Co.	(53,667)	(2,774,047)

	Food Products (2.5%)
	Kellogg Co.	(44,413)	(2,608,376)
	Nestle S.A.	(33,182)	(2,320,740)
			(4,929,116)
	Hotels, Restaurants & Leisure (1.4%)
	McDonald's Corp.	(29,531)	(2,841,177)

	Insurance (2.6%)
	Allianz SE	(33,309)	(5,236,216)

	IT Services (1.2%)
	International Business Machines Corp.	(12,606)	(2,334,379)

	Multiline Retail (0.9%)
	Target Corp.	(28,694)	(1,835,842)

	Software (2.0%)
	Microsoft Corp.	(41,208)	(1,372,639)
	Oracle Corp.	(28,466)	(944,217)
	SAP A.G., Sponsored ADR	(21,660)	(1,601,107)
			(3,917,963)
	Total Common Stocks Sold Short (Proceeds $(38,823,616))		(38,616,880)

	Exchange Traded Funds Sold Short (7.7%) (c)
	iShares iBoxx Investment Grade Corporate Bond	(41,329)	(4,691,668)
	iShares JP Morgan USD Emerging Markets Bond	(48,988)	(5,339,692)
	Market Vectors Emerging Markets Local Currency Bond	(11,796)	(286,643)
	Vanguard FTSE Emerging Markets	(122,924)	(4,930,482)
	Total Exchange Traded Funds Sold Short (Cost $(15,955,071))		(15,248,485)
	Total Investments Sold Short (Proceeds $(54,778,687)) (e)	(27.1)%	(53,865,365)
	Total Investments, Net of Investments Sold Short (Cost $101,387,581)	56.4	112,016,618
	Other Assets, Less Liabilities	43.6	86,745,182
	Net Assets	100.0%	$198,761,800

		Contracts Short	Unrealized Appreciation (Depreciation) (g)
	Futures Contracts (0.2%)

	German Euro Bond December 2013 (f)	(129)	$(373,114)
	Total Futures Contracts (Settlement Value $(24,519,738))		$(373,114)

		Number of Contracts	Value
	Written Call Options (0.1%)
	Utilities Select Sector SPDR Futures Strike Price $37.00 Expires 12/21/13	(552)	(67,068)
	JPMorgan Chase & Co. Strike Price $52.50 Expires 11/16/13	(155)	(17,515)
	Google, Inc. Strike Price $900.00 Expires 11/16/13	(49)	(89,670)
	Total Written Call Options (Proceeds $(252,479))		$(174,253)

¤	Among the Fund's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	Fair valued security - The total market value of these securities as of September 30, 2013 is $102,870, which represents 0.1% of the Fund's net assets.
(e)	As of September 30, 2013, cash in the amount of $69,550,592 is on deposit with broker for short sale transactions.
(f)	As of September 30, 2013, cash in the amount of $370,419 is on deposit with broker for futures transactions.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2013.
(h)	As of September 30, 2013, cost is $156,166,268 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$12,006,771
Gross unrealized depreciation	(2,291,056)
Net unrealized appreciation	$9,715,715

The following abbreviations are used in the above portfolio:
ADR	-American Depositary Receipt
CNY	-Chinese Yuan
SPDR	-Standard & Poor's Depositary Receipt
USD	-United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$124,477,581	$—	$—	$124,477,581
Exchange Traded Funds	19,211,420	—	—	19,211,420
Preferred Stock	834,149	—	—	834,149
Rights	220,846	—	—	220,846
Short-Term Investment
Money Market Fund	20,000,000	—	—	20,000,000
Total Investments in Securities	164,743,996	—	—	164,743,996
Other Financial Instruments
Purchased Call Options (b)	99,577	—	102,870	202,447
Purchased Put Options	935,540	—	—	935,540
Total Other Financial Instruments	1,035,117	—	102,870	1,137,987
Total Investments in Securities and Other Financial Instruments	$165,779,113	$—	$102,870	$165,881,983

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stock Sold Short	$(38,616,880)	$—	$—	$(38,616,880)
Exchange Traded Fund Sold Short	(15,248,485)	—	—	(15,248,485)
Total Investments in Securities Sold Short	(53,865,365)	—	—	(53,865,365)
Other Financial Instruments
Futures Contracts Short (c)	(373,114)	—	—	(373,114)
Written Options	(174,253)	—	—	(174,253)
Total Other Financial Instruments	(547,367)	—	—	(547,367)
Total Investments in Securities Sold Short and Other Financial Instruments	$(54,412,732)	$—	$—	$(54,412,732)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $102,870 are held in Purchased Call Options within the Purchased Options section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of May 1, 2013 (a)	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Purchased Options
Purchased Call Options	$-	$-	$-	$(266,580)	$369,450	$-	$-	$-	$102,870	$(266,580)
Total	$-	$-	$-	$(266,580)	$369,450	$-	$-	$-	$102,870	$(266,580)

(a) Inception date.

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 1.0%†
	Convertible Bond 0.8%
	Telecommunications 0.8%
	SBA Communications Corp. 4.00%, due 10/1/14	$3,101,193	$8,262,741

	Total Convertible Bond (Cost $5,412,612)		8,262,741
	Corporate Bonds 0.2%
	Electric 0.2%
	Enel S.p.A 8.75%, due 9/24/73 (a)(b)	1,395,000	1,423,667
	Viridian Group FundCo II 11.125%, due 4/1/17 (a)(c)(d)	1,045,000	1,125,988
			2,549,655
	Total Corporate Bonds (Cost $2,402,903)		2,549,655

	Mortgage-Backed Security 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
	Falcon Franchise Loan LLC Series 2001-1, Class IO 7.629%, due 1/5/23 (a)(c)(d)(e)	26,314	3,684

	Total Mortgage-Backed Security (Cost $1,550)		3,684
	Total Long-Term Bonds (Cost $7,817,065)		10,816,080
		Shares
	Common Stocks 90.2%
	Diversified Telecommunication Services 7.8%
	Bezeq-The Israeli Telecommunication Corp., Ltd.	7,172,759	13,189,222
	CenturyLink, Inc.	258,949	8,125,820
	Frontier Communications Corp.	343,217	1,431,215
	Portugal Telecom SGPS S.A. Registered	1,216,329	5,481,198
	TDC A/S	1,137,700	9,626,835
	Telecom Italia S.p.A.	9,010,309	5,983,875
	Telefonica Brasil S.A., ADR	242,651	5,445,088
	Telefonica Deutschland Holding A.G.	359,810	2,840,298
	Verizon Communications, Inc.	193,440	9,025,910
	Windstream Holdings, Inc.	1,626,990	13,015,920
	XL Axiata Tbk PT	6,357,000	2,333,096
	Ziggo N.V.	215,494	8,728,443
			85,226,920
	Electric Utilities 20.4%
	American Electric Power Co., Inc.	347,763	15,075,526
	CEZ AS	180,931	4,678,765
	Cheung Kong Infrastructure Holdings, Ltd.	1,079,000	7,484,650
	Cia Paranaense de Energia Class B, Sponsored ADR	229,023	3,197,161
	CLP Holdings, Ltd.	499,500	4,073,464
	Duke Energy Corp.	200,310	13,376,702
	Edison International	415,322	19,129,731
¤	EDP - Energias de Portugal S.A.	8,905,285	32,528,301
	EDP - Energias do Brasil S.A.	1,842,700	10,027,055
	Great Plains Energy, Inc.	234,808	5,212,738
	ITC Holdings Corp.	57,799	5,425,014
	Light S.A.	516,850	4,414,552
¤	NextEra Energy, Inc.	331,768	26,594,523
	Northeast Utilities	236,800	9,768,000
	OGE Energy Corp.	447,100	16,135,839
	Pinnacle West Capital Corp.	118,110	6,465,341
	Portland General Electric Co.	419,990	11,856,318
¤	PPL Corp.	249,898	7,591,901
	Red Electrica Corp. S.A.	191,098	10,876,232
	Southern Co. (The)	12,430	511,867
	SSE PLC	318,610	7,602,863
	Transmissora Alianca de Energia Eletrica S.A.	33,720	324,070
			222,350,613
	Energy Equipment & Services 1.1%
	Ensco PLC Class A	122,510	6,584,913
	Noble Corp.	144,820	5,469,851
			12,054,764
	Gas Utilities 6.6%
	AGL Resources, Inc.	95,500	4,395,865
	APA Group	254,708	1,418,574
	China Resources Gas Group, Ltd.	2,200,000	5,650,408
	Enagas S.A.	621,350	15,227,354
	Gas Natural SDG S.A.	347,780	7,259,728
	Hong Kong & China Gas Co., Ltd.	230,000	550,987
	Infraestructura Energetica Nova S.A.B. de C.V. (f)	465,000	1,797,192
	ONEOK, Inc.	387,244	20,647,850
	Questar Corp.	107,350	2,414,301
	Snam S.p.A.	2,421,110	12,263,097
			71,625,356
	Independent Power Producers & Energy Traders 9.5%
¤	AES Corp. (The)	1,692,716	22,496,196
	Aksa Enerji Uretim AS (f)	2,872,358	4,194,677
¤	Calpine Corp. (f)	1,419,068	27,572,491
	China Longyuan Power Group Corp.	3,606,000	3,747,387
	Dynegy, Inc. (f)	55,070	1,063,952
	E.ON Russia JSC (g)	13,913,252	1,058,047
	EDP Renovaveis S.A.	3,451,498	17,935,014
¤	NRG Energy, Inc.	920,467	25,156,363
			103,224,127
	Media 8.7%
	Astro Malaysia Holdings Bhd	6,202,700	5,556,645
¤	Comcast Corp. Class A	955,055	41,420,735
	Liberty Global PLC (f)	122,063	9,207,212
	Liberty Global PLC Class A (f)	197,349	15,659,643
	Sirius XM Radio, Inc.	142,180	550,237
	Telenet Group Holding N.V.	10,296	512,655
	Time Warner Cable, Inc.	175,897	19,630,105
	Twenty-First Century Fox, Inc.	51,840	1,736,640
			94,273,872
	Multi-Utilities 12.1%
	AGL Energy, Ltd.	238,630	3,432,769
	Alliant Energy Corp.	126,450	6,265,598
	Ameren Corp.	29,610	1,031,612
	Canadian Utilities, Ltd. Class A	15,680	539,335
	CenterPoint Energy, Inc.	530,124	12,707,072
¤	CMS Energy Corp.	978,721	25,759,937
	Dominion Resources, Inc.	282,240	17,634,355
	DTE Energy Co.	29,860	1,970,163
	GDF Suez S.A.	445,308	11,187,220
	National Grid PLC	268,662	3,177,216
	NiSource, Inc.	236,584	7,308,080
	PG&E Corp.	64,190	2,626,655
	Public Service Enterprise Group, Inc.	580,359	19,111,222
	Sempra Energy	219,358	18,777,045
			131,528,279
	Oil, Gas & Consumable Fuels 15.1%
	Anadarko Petroleum Corp.	51,690	4,806,653
	Cabot Oil & Gas Corp.	71,308	2,661,215
	Cheniere Energy, Inc. (f)	111,793	3,816,613
	Enbridge, Inc.	239,060	9,984,332
	Energen Corp.	148,464	11,341,165
¤	EQT Corp.	250,891	22,259,049
¤	Kinder Morgan, Inc.	905,238	32,199,316
	Noble Energy, Inc.	111,551	7,475,032
	ONEOK Partners, L.P.	107,610	5,704,406
	QEP Midstream Partners, L.P. (f)	50,140	1,135,170
	QEP Resources, Inc.	337,740	9,352,021
	Spectra Energy Corp.	439,073	15,029,469
	TransCanada Corp.	149,890	6,584,654
	Williams Cos., Inc. (The)	494,393	17,976,129
	Williams Partners, L.P.	267,831	14,162,903
			164,488,127
	Real Estate Investment Trusts 1.6%
	American Tower Corp.	242,132	17,949,245

	Water Utilities 0.4%
	Aguas Andinas S.A. Class A	920,760	633,177
	Cia de Saneamento de Minas Gerais-COPASA	220,700	3,485,313
			4,118,490
	Wireless Telecommunication Services 6.9%
	Cellcom Israel, Ltd. (f)	371,983	4,110,412
	KDDI Corp.	10,200	522,997
	Megafon OAO, GDR	82,130	2,895,082
	Mobile Telesystems OJSC (g)	113,750	1,133,937
	Mobile Telesystems OJSC, Sponsored ADR	653,459	14,545,997
	SBA Communications Corp. Class A (f)	106,702	8,585,243
	Tele2 AB Class B	672,159	8,597,176
	Tim Participacoes S.A., ADR	536,261	12,639,672
	Turkcell Iletisim Hizmetleri AS (f)	1,316,310	7,754,308
	Vodafone Group PLC	4,038,750	14,122,807
			74,907,631
	Total Common Stocks (Cost $883,226,740)		981,747,424

	Convertible Preferred Stocks 3.0%
	Electric Utilities 2.0%
¤	NextEra Energy, Inc. 5.889%	130,290	7,119,046
¤	PPL Corp. 8.75%	277,861	14,929,471
			22,048,517
	Multi-Utilities 1.0%
	Dominion Resources, Inc.
	6.00%	98,390	5,258,945
	6.125%	98,390	5,248,123
			10,507,068
	Total Convertible Preferred Stocks (Cost $31,114,688)		32,555,585

	Preferred Stocks 2.0%
	Diversified Telecommunication Services 0.2%
	Oi S.A. 6.57%	1,008,700	1,947,947

	Electric Utilities 1.8%
	Cia Energetica de Minas Gerais 6.57%	1,413,636	12,271,965
	Cia Paranaense de Energia Class B 1.61%	503,500	7,144,825
			19,416,790
	Total Preferred Stocks (Cost $27,826,701)		21,364,737
		Number of Warrants
	Warrants 0.0%‡
	Oil, Gas & Consumable Fuels 0.0%‡
¤	Kinder Morgan, Inc. Expires 5/25/17 (f)	57,580	286,173

	Total Warrants (Cost $290,484)		286,173
		Principal Amount
	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $38,610,195 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $42,230,000 and a Market Value of $39,384,965)	$38,610,195	38,610,195
	Total Short-Term Investment (Cost $38,610,195)		38,610,195
	Total Investments (Cost $988,885,873) (h)	99.8%	1,085,380,194
	Other Assets, Less Liabilities	0.2	2,585,849
	Net Assets	100.0%	$1,087,966,043

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(c)	Illiquid security - The total market value of these securities as of September 30, 2013 is $1,129,672, which represents 0.1% of the Portfolio's net assets.
(d)	Restricted security.
(e)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2013.
(f)	Non-income producing security.
(g)	Fair valued security - The total market value of these securities as of September 30, 2013 is $2,191,984, which represents 0.2% of the Portfolio's net assets.
(h)	As of September 30, 2013, cost is $989,455,550 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$127,077,560
Gross unrealized depreciation	(31,152,916)
Net unrealized appreciation	$95,924,644

The following abbreviations are used in the above portfolio:
ADR	-American Depositary Receipt
GDR	-Global Depositary Receipt

As of September 30, 2013, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

EUR vs. USD	12/18/13	BARCLAYS BANK PLC WHOLESALE	EUR	656,000	USD	877,656	USD	9,992
EUR vs. USD	10/18/13	CREDIT SUISSE INTERNATIONAL	EUR	2,343,023	USD	3,103,010		66,875
EUR vs. USD	10/18/13	DEUTSCHE BANK AG LONDON	EUR	1,823,400	USD	2,413,267		53,619
EUR vs. USD	10/18/13	GOLDMAN SACHS INTERNATIONAL	EUR	25,896	USD	34,972		63
EUR vs. USD	10/18/13	JPMORGAN CHASE BANK N.A	EUR	559,502	USD	747,825		9,128
EUR vs. USD	10/18/13	MERRILL LYNCH INTERNATIONAL BANK LIMITED	EUR	658,709	USD	884,170		7,001
EUR vs. USD	10/18/13	UBS AG	EUR	2,397,732	USD	3,195,191		48,708
EUR vs. USD	12/18/13	UBS AG	EUR	656,000	USD	877,584		10,064
GBP vs. USD	10/18/13	BARCLAYS BANK PLC WHOLESALE	GBP	197,677	USD	295,181		24,799
GBP vs. USD	12/18/13	BARCLAYS BANK PLC WHOLESALE	GBP	1,100,000	USD	1,752,564		27,226
GBP vs. USD	10/18/13	CITIBANK N.A.	GBP	549,097	USD	835,107		53,715
GBP vs. USD	10/18/13	MERRILL LYNCH INTERNATIONAL BANK LIMITED	GBP	252,749	USD	385,436		23,688
GBP vs. USD	10/18/13	UBS AG	GBP	751,783	USD	1,142,470		74,440

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

EUR vs. USD	10/18/13	CREDIT SUISSE INTERNATIONAL	EUR	240,946	USD	316,076		(9,899)
EUR vs. USD	10/18/13	DEUTSCHE BANK AG LONDON	EUR	35,128,657	USD	45,138,307		(2,387,387)
EUR vs. USD	10/18/13	GOLDMAN SACHS INTERNATIONAL	EUR	113,296	USD	153,216		(63)
EUR vs. USD	10/18/13	JPMORGAN CHASE BANK N.A	EUR	34,943,406	USD	44,884,374		(2,390,692)
EUR vs. USD	10/18/13	MERRILL LYNCH INTERNATIONAL BANK LIMITED	EUR	573,212	USD	775,375		(125)
EUR vs. USD	10/18/13	UBS AG	EUR	1,127,226	USD	1,490,620		(34,408)
GBP vs. USD	10/18/13	CREDIT SUISSE INTERNATIONAL	GBP	5,314,280	USD	7,934,751		(667,459)
GBP vs. USD	10/18/13	DEUTSCHE BANK AG LONDON	GBP	655,559	USD	1,018,388		(42,762)
GBP vs. USD	10/18/13	JPMORGAN CHASE BANK N.A	GBP	74,726	USD	116,761		(4,199)
GBP vs. USD	10/18/13	MERRILL LYNCH INTERNATIONAL BANK LIMITED	GBP	5,411,673	USD	8,087,371		(672,489)
GBP vs. USD	10/18/13	UBS AG	GBP	666,013	USD	1,015,065		(63,009)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(5,863,174)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$—	$8,262,741	$—	$8,262,741
Corporate Bonds	—	2,549,655	—	2,549,655
Mortgage-Backed Security	—	3,684	—	3,684
Total Long-Term Bonds	—	10,816,080	—	10,816,080
Common Stocks (b)	979,555,440	—	2,191,984	981,747,424
Convertible Preferred Stocks	32,555,585	—	—	32,555,585
Preferred Stocks	21,364,737	—	—	21,364,737
Warrants	286,173	—	—	286,173
Short-Term Investment
Repurchase Agreement	—	38,610,195	—	38,610,195
Total Investments in Securities	1,033,761,935	49,426,275	2,191,984	1,085,380,194
Other Financial Instruments
Foreign Currency Forward Contract (c)	—	409,318	—	409,318
Total Other Financial Instruments	—	409,318	—	409,318
Total Investments in Securities and Other Financial Instruments	$1,033,761,935	$49,835,593	$2,191,984	$1,085,789,512

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(6,272,492)	$—	$(6,272,492)
Total Other Financial Instruments	$—	$(6,272,492)	$—	$(6,272,492)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,058,047 and $1,133,937 are held in Independent Power Producers & Energy Traders and Wireless Telecommunication Services within the Common Stocks section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2013, foreign securities with a total value of $188,275,328 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of September 30, 2013, for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2013
Common Stocks
Electric Utilities	$178,027	$-	$(57,296)	$60,911	$-	$(181,642)	$-	$-	$-	$-
Independent Power Producers & Energy Traders	1,010,444	-	-	(116,770)	164,373	-	-	-	1,058,047	(116,770)
Wireless Telecommunication Services	-	$-	$-	154,651	979,286	-	-	-	1,133,937	154,651
Total	$1,188,471	$-	$(57,296)	$98,792	$1,143,659	$(181,642)	$-	$-	$2,191,984	$37,881

As of September 30, 2013, the Portfolio held the following restricted securities:

	Date(s) of	Principal		9/30/13	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets

Falcon Franchise Loan LLC	2/17/12	26,314	$1,550	$3,684	0.0	%‡
Viridian Group FundCo II	3/1/12	1,045,000	1,019,300	1,125,988	0.1
Total			$1,020,850	$1,129,672	0.1%

‡ Less than one-tenth of a percent.

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments  September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	Aerospace & Defense 1.3%
	Alliant Techsystems, Inc.	35,618	$3,474,892
	Exelis, Inc.	256,481	4,029,316
	Spirit AeroSystems Holdings, Inc. Class A (a)	93,308	2,261,786
			9,765,994
	Airlines 2.9%
	Alaska Air Group, Inc.	74,396	4,658,677
	Copa Holdings S.A. Class A	29,128	4,039,180
¤	Delta Air Lines, Inc.	296,598	6,996,747
	Southwest Airlines Co.	383,546	5,584,430
	United Continental Holdings, Inc. (a)	1,473	45,236
			21,324,270
	Auto Components 1.9%
	Delphi Automotive PLC	53,796	3,142,762
	Gentex Corp.	46,763	1,196,665
	Goodyear Tire & Rubber Co. (The) (a)	225,921	5,071,927
	Visteon Corp. (a)	59,974	4,536,433
			13,947,787
	Automobiles 0.0%‡
	Thor Industries, Inc.	4,236	245,857

	Beverages 1.1%
	Coca-Cola Enterprises, Inc.	99,875	4,015,974
	Dr. Pepper Snapple Group, Inc.	98,105	4,397,066
			8,413,040
	Biotechnology 2.8%
	Alkermes PLC (a)	120,375	4,047,008
	BioMarin Pharmaceutical, Inc. (a)	907	65,504
	Cubist Pharmaceuticals, Inc. (a)	71,126	4,520,057
	Incyte Corp., Ltd. (a)	10,015	382,072
	Myriad Genetics, Inc. (a)	10,198	239,653
	Theravance, Inc. (a)	16,063	656,816
	United Therapeutics Corp. (a)	58,800	4,636,380
¤	Vertex Pharmaceuticals, Inc. (a)	80,233	6,083,266
			20,630,756
	Capital Markets 1.5%
	Ameriprise Financial, Inc.	29,348	2,673,016
	Artisan Partners Asset Management, Inc.	23,611	1,236,272
	Lazard, Ltd. Class A	125,387	4,516,440
	LPL Financial Holdings, Inc.	27,885	1,068,274
	Raymond James Financial, Inc.	18,208	758,727
	T. Rowe Price Group, Inc.	3,788	272,471
	Waddell & Reed Financial, Inc. Class A	7,537	388,005
			10,913,205
	Chemicals 0.2%
	CF Industries Holdings, Inc.	3,393	715,346
	Eastman Chemical Co.	547	42,611
	Sherwin-Williams Co. (The)	4	729
	W.R. Grace & Co. (a)	5,034	439,972
			1,198,658
	Commercial Banks 1.2%
	CIT Group, Inc. (a)	15,342	748,230
	Comerica, Inc.	76,047	2,989,408
	Fifth Third Bancorp	132,371	2,387,973
	First Niagara Financial Group, Inc.	28,382	294,321
	First Republic Bank	29,637	1,381,973
	KeyCorp	36,113	411,688
	SunTrust Banks, Inc.	3,836	124,363
	SVB Financial Group (a)	7,403	639,397
			8,977,353
	Commercial Services & Supplies 1.3%
	ADT Corp. (The) (a)	29,489	1,199,023
	Pitney Bowes, Inc.	253,096	4,603,816
	R.R. Donnelley & Sons Co.	259,662	4,102,660
			9,905,499
	Communications Equipment 1.9%
	Brocade Communications Systems, Inc. (a)	580,822	4,675,617
	Harris Corp.	83,735	4,965,485
	Polycom, Inc. (a)	384,055	4,193,881
			13,834,983
	Computers & Peripherals 2.9%
	Lexmark International, Inc. Class A	117,444	3,875,652
	NetApp, Inc.	141,738	6,040,874
	SanDisk Corp.	101,295	6,028,065
	Western Digital Corp.	89,877	5,698,202
			21,642,793
	Construction & Engineering 0.5%
	AECOM Technology Corp. (a)	129,014	4,034,268

	Containers & Packaging 1.3%
	Avery Dennison Corp.	6,253	272,131
	Ball Corp.	4,441	199,312
	Packaging Corporation of America	82,910	4,733,332
	Sealed Air Corp.	163,070	4,433,873
			9,638,648
	Diversified Consumer Services 0.2%
	DeVry, Inc.	15,261	466,376
	H&R Block, Inc.	1,023	27,273
	Weight Watchers International, Inc.	16,469	615,447
			1,109,096
	Diversified Financial Services 2.2%
	ING U.S., Inc.	69,720	2,036,521
	Interactive Brokers Group, Inc. Class A	113,377	2,128,086
	Leucadia National Corp.	132,613	3,612,378
	McGraw Hill Financial, Inc.	36,992	2,426,305
	Moody's Corp.	26,272	1,847,710
	NASDAQ OMX Group, Inc. (The)	140,217	4,499,564
			16,550,564
	Diversified Telecommunication Services 0.6%
	Frontier Communications Corp.	189,920	791,966
	tw telecom, Inc. (a)	113,311	3,384,033
			4,175,999
	Electric Utilities 1.0%
	Edison International	76,139	3,506,962
	Entergy Corp.	2,156	136,238
	PPL Corp.	31,723	963,745
	Xcel Energy, Inc.	86,417	2,385,973
			6,992,918
	Electrical Equipment 1.1%
	Regal-Beloit Corp.	30,997	2,105,626
¤	Rockwell Automation, Inc.	57,534	6,152,686
			8,258,312
	Electronic Equipment & Instruments 0.4%
	Vishay Intertechnology, Inc. (a)	222,063	2,862,392

	Energy Equipment & Services 1.9%
	Oil States International, Inc. (a)	47,010	4,863,655
	Patterson-UTI Energy, Inc.	210,995	4,511,073
	RPC, Inc.	274,021	4,239,105
			13,613,833
	Food & Staples Retailing 1.7%
¤	Kroger Co. (The)	170,994	6,897,898
	Safeway, Inc.	171,678	5,491,979
			12,389,877
	Food Products 2.1%
	Bunge, Ltd.	12,836	974,381
	Campbell Soup Co.	5,475	222,887
	Green Mountain Coffee Roasters, Inc. (a)	69,476	5,233,627
	Hershey Co. (The)	42,333	3,915,802
	Pinnacle Foods, Inc.	4,913	130,047
	Tyson Foods, Inc. Class A	168,959	4,778,161
			15,254,905
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	2,932	134,960
	UGI Corp.	34	1,330
			136,290
	Health Care Equipment & Supplies 1.8%
	Alere, Inc. (a)	93,640	2,862,575
¤	Boston Scientific Corp. (a)	529,290	6,213,864
	C.R. Bard, Inc.	2,861	329,587
	CareFusion Corp. (a)	19,154	706,783
	St. Jude Medical, Inc.	52,086	2,793,893
	Zimmer Holdings, Inc.	3,133	257,345
			13,164,047
	Health Care Providers & Services 4.7%
	AmerisourceBergen Corp.	97,977	5,986,395
¤	Cardinal Health, Inc.	122,715	6,399,587
	Community Health Systems, Inc.	48,865	2,027,898
	HCA Holdings, Inc.	134,340	5,743,035
	Laboratory Corporation of America Holdings (a)	19,367	1,920,044
	LifePoint Hospitals, Inc. (a)	23,909	1,114,877
	Omnicare, Inc.	86,661	4,809,685
	Tenet Healthcare Corp. (a)	19,962	822,235
	Universal Health Services, Inc. Class B	23,410	1,755,516
	VCA Antech, Inc. (a)	152,840	4,196,986
			34,776,258
	Hotels, Restaurants & Leisure 2.3%
	Bally Technologies, Inc. (a)	100	7,206
	Brinker International, Inc.	101,676	4,120,928
	International Game Technology	137,654	2,605,790
	MGM Resorts International (a)	188,732	3,857,682
	Wyndham Worldwide Corp.	41,457	2,527,634
	Wynn Resorts, Ltd.	23,717	3,747,523
			16,866,763
	Household Durables 0.3%
	PulteGroup, Inc.	135,480	2,235,420

	Household Products 0.6%
	Energizer Holdings, Inc.	48,587	4,428,705

	Independent Power Producers & Energy Traders 0.7%
	AES Corp. (The)	384,871	5,114,936

	Insurance 5.9%
	Alleghany Corp. (a)	8,400	3,441,060
	Allied World Assurance Co. Holdings, A.G.	7,148	710,440
	American National Insurance Co.	2,478	242,943
	Aon PLC	17,031	1,267,788
	Arch Capital Group, Ltd. (a)	19,349	1,047,361
	Assurant, Inc.	76,502	4,138,758
	Assured Guaranty, Ltd.	21,171	396,956
	Axis Capital Holdings, Ltd.	93,394	4,044,894
	Everest Re Group, Ltd.	4,476	650,855
	Genworth Financial, Inc. Class A (a)	371,303	4,748,966
	Lincoln National Corp.	128,851	5,410,454
	MBIA, Inc. (a)	14,705	150,432
	PartnerRe, Ltd.	11,882	1,087,678
	Progressive Corp. (The)	81,992	2,232,642
	Protective Life Corp.	78,151	3,325,325
	StanCorp Financial Group, Inc.	71,909	3,956,433
	Unum Group	155,833	4,743,557
	XL Group PLC	57,856	1,783,122
			43,379,664
	Internet & Catalog Retail 0.9%
	Expedia, Inc.	93,092	4,821,235
	Groupon, Inc. (a)	35,923	402,697
	Liberty Interactive Corp. Class A (a)	71,464	1,677,260
			6,901,192
	Internet Software & Services 1.9%
	AOL, Inc. (a)	124,421	4,302,478
	IAC / InterActiveCorp	86,393	4,723,105
	VeriSign, Inc. (a)	98,587	5,017,093
			14,042,676
	IT Services 3.2%
	Alliance Data Systems Corp. (a)	2,822	596,768
	Booz Allen Hamilton Holding Corp.	204,669	3,954,205
	Computer Sciences Corp.	96,520	4,993,945
	CoreLogic, Inc. (a)	89,645	2,424,897
	DST Systems, Inc.	24,916	1,878,916
	Total System Services, Inc.	19,864	584,399
	Vantiv, Inc. Class A (a)	157,512	4,400,885
	VeriFone Systems, Inc. (a)	29,903	683,583
	Western Union Co. (The)	204,902	3,823,471
			23,341,069
	Leisure Equipment & Products 0.6%
	Hasbro, Inc.	100,911	4,756,945

	Life Sciences Tools & Services 1.3%
	Agilent Technologies, Inc.	99,910	5,120,387
	Quintiles Transnational Holdings, Inc. (a)	92,350	4,144,668
			9,265,055
	Machinery 2.0%
	AGCO Corp.	80,830	4,883,748
	Dover Corp.	40,254	3,616,017
	Oshkosh Corp. (a)	88,115	4,315,873
	Pentair, Ltd.	27,565	1,790,071
			14,605,709
	Media 4.7%
	AMC Networks, Inc. Class A (a)	15,325	1,049,456
	Cablevision Systems Corp. Class A	246,551	4,151,919
	Charter Communications, Inc. Class A (a)	39,637	5,341,482
	Cinemark Holdings, Inc.	95,835	3,041,803
	DISH Network Corp. Class A	110,856	4,989,629
	Gannett Co., Inc.	185,406	4,967,027
	Liberty Media Corp. Class A (a)	13,621	2,004,330
	Regal Entertainment Group Class A	222,843	4,229,560
	Washington Post Co. (The) Class B	7,433	4,544,164
			34,319,370
	Multi-Utilities 1.5%
	Ameren Corp.	40	1,394
	CenterPoint Energy, Inc.	29,395	704,598
	Consolidated Edison, Inc.	44,936	2,477,771
	DTE Energy Co.	65,160	4,299,257
	Public Service Enterprise Group, Inc.	109,328	3,600,171
	Sempra Energy	472	40,403
			11,123,594
	Multiline Retail 0.6%
	Big Lots, Inc. (a)	112,173	4,160,496
	Macy's, Inc.	13,121	567,746
			4,728,242
	Office Electronics 0.7%
	Xerox Corp.	515,600	5,305,524

	Oil, Gas & Consumable Fuels 2.9%
	Chesapeake Energy Corp.	152,607	3,949,469
	CVR Energy, Inc.	27,374	1,054,446
	Denbury Resources, Inc. (a)	142,701	2,627,125
	Energen Corp.	3,336	254,837
	HollyFrontier Corp.	49,075	2,066,548
	Kosmos Energy, Ltd. (a)	121,125	1,245,165
	Murphy Oil Corp.	39,043	2,355,074
	Noble Energy, Inc.	48,149	3,226,465
	SandRidge Energy, Inc. (a)	164,595	964,527
	SM Energy Co.	27,599	2,130,367
	Southwestern Energy Co. (a)	36,403	1,324,341
			21,198,364
	Paper & Forest Products 1.1%
	Domtar Corp.	29,067	2,308,501
	International Paper Co.	123,222	5,520,346
			7,828,847
	Personal Products 1.8%
	Avon Products, Inc.	166,176	3,423,226
	Herbalife, Ltd.	69,766	4,867,574
	Nu Skin Enterprises, Inc. Class A	51,318	4,913,185
			13,203,985
	Pharmaceuticals 2.1%
	Endo Health Solutions, Inc. (a)	112,363	5,105,775
	Mylan, Inc. (a)	157,909	6,027,386
	Salix Pharmaceuticals, Ltd. (a)	31,525	2,108,392
	Zoetis, Inc.	67,463	2,099,449
			15,341,002
	Professional Services 1.4%
	ManpowerGroup, Inc.	15,878	1,154,966
	Robert Half International, Inc.	120,014	4,684,146
	Towers Watson & Co. Class A	38,691	4,138,389
			9,977,501
	Real Estate Investment Trusts 4.8%
	Apartment Investment & Management Co. Class A	17,084	477,327
	CBL & Associates Properties, Inc.	118,354	2,260,561
	Corrections Corporation of America	94,032	3,248,806
	Health Care REIT, Inc.	59,095	3,686,346
	Hospitality Properties Trust	4,962	140,425
	Host Hotels & Resorts, Inc.	246,893	4,362,599
	OMEGA Healthcare Investors, Inc.	30,122	899,744
	Plum Creek Timber Co., Inc.	63,972	2,995,809
	Rayonier, Inc.	83,103	4,624,682
	Tanger Factory Outlet Centers, Inc.	45,682	1,491,517
¤	Ventas, Inc.	102,530	6,305,595
	Vornado Realty Trust	52,284	4,394,993
	Weyerhaeuser Co.	5,831	166,942
			35,055,346
	Road & Rail 1.2%
	AMERCO	15,034	2,768,211
	Avis Budget Group, Inc. (a)	152,937	4,409,174
	Hertz Global Holdings, Inc. (a)	70,865	1,570,368
			8,747,753
	Semiconductors & Semiconductor Equipment 2.4%
	First Solar, Inc. (a)	109,143	4,388,640
	Lam Research Corp. (a)	55,355	2,833,623
	Marvell Technology Group, Ltd.	325,750	3,746,125
¤	Micron Technology, Inc. (a)	396,713	6,930,576
			17,898,964
	Software 3.1%
	Activision Blizzard, Inc.	292,192	4,870,841
	CA, Inc.	129,802	3,851,225
	Electronic Arts, Inc. (a)	44,452	1,135,749
	Intuit, Inc.	42,885	2,843,704
	Rovi Corp. (a)	208,970	4,005,955
¤	Symantec Corp.	248,399	6,147,875
			22,855,349
	Specialty Retail 6.0%
	Abercrombie & Fitch Co. Class A	43,244	1,529,540
	Advance Auto Parts, Inc.	7,766	642,093
	Ascena Retail Group, Inc. (a)	47,576	947,714
	AutoZone, Inc. (a)	232	98,073
	Bed Bath & Beyond, Inc. (a)	800	61,888
	Best Buy Co., Inc.	148,736	5,577,600
	CST Brands, Inc.	135,182	4,028,424
	DSW, Inc. Class A	11,737	1,001,401
	GameStop Corp. Class A	96,044	4,768,585
	Gap, Inc. (The)	131,405	5,292,993
	Guess?, Inc.	137,212	4,095,778
	Murphy USA, Inc. (a)	6,401	258,536
	O'Reilly Automotive, Inc. (a)	46,111	5,883,303
	PetSmart, Inc.	66,561	5,075,942
	Staples, Inc.	341,402	5,001,539
			44,263,409
	Textiles, Apparel & Luxury Goods 2.0%
	Coach, Inc.	42,879	2,338,192
	Deckers Outdoor Corp. (a)	70,381	4,639,515
	Fossil Group, Inc. (a)	26,827	3,118,370
	Hanesbrands, Inc.	77,451	4,825,972
	VF Corp.	673	133,961
			15,056,010
	Thrifts & Mortgage Finance 0.9%
	Nationstar Mortgage Holdings, Inc. (a)	38,317	2,154,565
	Ocwen Financial Corp. (a)	66,266	3,695,655
	Washington Federal, Inc.	23,748	491,108
			6,341,328
	Tobacco 0.8%
¤	Lorillard, Inc.	138,483	6,201,269

	Trading Companies & Distributors 1.2%
	MRC Global, Inc. (a)	165,302	4,430,094
	United Rentals, Inc. (a)	51,094	2,978,269
	W.W. Grainger, Inc.	4,240	1,109,650
			8,518,013
	Wireless Telecommunication Services 1.6%
	Crown Castle International Corp. (a)	69,208	5,054,260
	Telephone & Data Systems, Inc.	150,786	4,455,726
	United States Cellular Corp.	55,660	2,534,200
			12,044,186
	Total Common Stocks (Cost $614,423,006)		728,703,792

	Exchange Traded Funds 1.0% (b)
	S&P 500 Index - SPDR Trust Series 1	23,243	3,907,149
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	17,231	3,899,892
	Total Exchange Traded Funds (Cost $7,477,272)		7,807,041

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $410,266 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $460,000 and a Market Value of $421,496)	$410,266	410,266
	Total Short-Term Investment (Cost $410,266)		410,266
	Total Investments (Cost $622,310,544) (c)	100.1%	736,921,099
	Other Assets, Less Liabilities	(0.1)	(864,780)
	Net Assets	100.0%	$736,056,319

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2013, cost is $627,619,628 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$120,215,627
Gross unrealized depreciation	(10,914,156)
Net unrealized appreciation	$109,301,471

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$728,703,792	$—	$—	$728,703,792
Exchange Traded Funds	7,807,041	—	—	7,807,041
Short-Term Investment
Repurchase Agreement	—	410,266	—	410,266
Total Investments in Securities	$736,510,833	$410,266	$—	$736,921,099

(a)    For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 64.1%
MainStay Epoch Global Choice Fund Class I (a)	1,542,966	$31,368,496
MainStay Epoch U.S. All Cap Fund Class I (a)	2,035,546	55,916,457
MainStay ICAP Equity Fund Class I	789,699	37,992,438
MainStay ICAP International Fund Class I	798,224	27,219,425
MainStay International Opportunities Fund Class I (a)	3,903,224	33,411,599
MainStay MAP Fund Class I (a)	1,973,714	83,744,676
MainStay U.S. Equity Opportunities Fund Class I (a)	7,376,920	71,482,351
MainStay VP Common Stock Portfolio Initial Class	4,878	108,870
MainStay VP Cornerstone Growth Fund Initial Class (a)	991,455	31,574,976
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	2,369,329	22,486,822
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (b)	1,492,831	18,528,868
MainStay VP ICAP Select Equity Portfolio Initial Class	60,747	996,665
MainStay VP International Equity Portfolio Initial Class (a)	775,854	10,509,492
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	4,227,155	87,804,493
MainStay VP Marketfield Fund Initial Class (a)(b)	1,915,672	20,792,275
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,320,307	20,647,521
MainStay VP S&P 500 Index Portfolio Initial Class	892,683	30,868,936
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)(b)	4,693,844	60,530,653
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,279,971	16,328,156
Total Equity Funds (Cost $562,565,941)		662,313,169
Fixed Income Funds 35.9%
MainStay High Yield Municipal Bond Fund Class I (a)	1,898,373	20,616,335
MainStay Intermediate Term Bond Fund Class I (a)	3,914,246	41,530,148
MainStay Short Duration High Yield Fund Class I (a)	1,453,058	14,545,111
MainStay VP Bond Portfolio Initial Class (a)	11,332,433	163,916,248
MainStay VP Cash Management Portfolio Initial Class	20,222,158	20,223,755
MainStay VP Floating Rate Portfolio Initial Class (a)	7,043,805	65,349,914
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,375,900	14,530,626
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,896,496	30,187,246
Total Fixed Income Funds (Cost $374,881,712)		370,899,383
Total Investments (Cost $937,447,653) (c)	100.0%	1,033,212,552
Other Assets, Less Liabilities	0.0 ‡	326,444
Net Assets	100.0%	$1,033,538,996

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2013, cost is $940,101,398 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$102,211,079
Gross unrealized depreciation	(9,099,925)
Net unrealized appreciation	$93,111,154

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$662,313,169	$—	$—	$662,313,169
Fixed Income Funds	370,899,383	—	—	370,899,383
Total Investments	$1,033,212,552	$—	$—	$1,033,212,552

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 83.9%
MainStay Epoch Global Choice Fund Class I (a)	2,111,896	$42,934,853
MainStay Epoch U.S. All Cap Fund Class I (a)	2,989,706	82,127,229
MainStay ICAP Equity Fund Class I (a)	1,255,346	60,394,711
MainStay ICAP International Fund Class I (a)	2,012,416	68,623,373
MainStay International Opportunities Fund Class I (a)	9,782,652	83,739,497
MainStay MAP Fund Class I (a)	3,716,120	157,674,954
MainStay U.S. Equity Opportunities Fund Class I (a)	13,701,534	132,767,864
MainStay VP Common Stock Portfolio Initial Class	141,864	3,166,059
MainStay VP Cornerstone Growth Fund Initial Class (a)	1,390,314	44,277,456
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	3,619,237	34,349,446
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)(b)	5,771,667	71,637,342
MainStay VP ICAP Select Equity Portfolio Initial Class	242,569	3,979,784
MainStay VP International Equity Portfolio Initial Class (a)	1,948,249	26,390,412
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	6,898,340	143,289,091
MainStay VP Marketfield Fund Initial Class (a)(b)	2,776,876	30,139,595
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,501,074	54,751,281
MainStay VP S&P 500 Index Portfolio Initial Class (a)	1,405,955	48,617,857
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)(b)	9,247,387	119,252,019
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	5,268,094	67,203,275
MainStay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	268,471	2,612,613
Total Equity Funds (Cost $1,072,390,746)		1,277,928,711
Fixed Income Funds 16.0%
MainStay High Yield Municipal Bond Fund Class I	1,104,480	11,994,653
MainStay High Yield Opportunities Fund Class I	5,370	64,384
MainStay Intermediate Term Bond Fund Class I (a)	5,590,281	59,312,886
MainStay Short Duration High Yield Fund Class I (a)	1,729,550	17,312,792
MainStay VP Bond Portfolio Initial Class	388,637	5,621,384
MainStay VP Cash Management Portfolio Initial Class	22,611,016	22,612,802
MainStay VP Floating Rate Portfolio Initial Class (a)	8,692,602	80,646,871
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,643,760	17,359,449
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,750,267	28,663,253
Total Fixed Income Funds (Cost $245,395,094)		243,588,474
Total Investments (Cost $1,317,785,840) (c)	99.9%	1,521,517,185
Other Assets, Less Liabilities	0.1	1,449,097
Net Assets	100.0%	$1,522,966,282

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of September 30, 2013, cost is $1,330,026,344 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$207,102,179
Gross unrealized depreciation	(15,611,338)
Net unrealized appreciation	$191,490,841

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,277,928,711	$—	$—	$1,277,928,711
Fixed Income Funds	243,588,474	—	—	243,588,474
Total Investments	$1,521,517,185	$—	$—	$1,521,517,185

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 128.4%†
	Asset-Backed Securities 2.2%
	Home Equity 0.4%
	HSBC Home Equity Loan Trust Series 2006-2, Class A1 0.33%, due 3/20/36 (a)(b)		$1,613,567	$1,579,301

	Other ABS 1.8%
¤	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF11, Class A2D 0.519%, due 11/25/35 (a)(b)		2,000,281	1,924,239
	Series 2005-FF8, Class A2D 0.559%, due 9/25/35 (a)(b)		5,617,870	5,550,045
				7,474,284
	Total Asset-Backed Securities (Cost $8,497,658)			9,053,585

	Corporate Bonds 1.0%
	Banks 0.3%
	Achmea Hypotheekbank N.V. 3.20%, due 11/3/14 (c)		459,000	472,917
	Eksportfinans ASA 2.375%, due 5/25/16		500,000	483,750
	Intesa Sanpaolo S.p.A 3.125%, due 1/15/16		400,000	399,420
				1,356,087
	Electric 0.7%
	Tokyo Electric Power Co., Inc. 4.50%, due 3/24/14		€1,900,000	2,575,299

	Total Corporate Bonds (Cost $3,815,474)			3,931,386

	Foreign Government Bonds 7.8%
	Australia 0.5%
	Australia Government Bond Series Reg S 3.00%, due 9/20/25	A$	1,800,000	2,149,822

	Brazil 2.1%
¤	Brazil Letras Do Tesouro Nacional (zero coupon), due 1/1/17	B$	26,500,000	8,392,978

	Germany 1.8%
¤	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75%, due 4/15/18		€5,275,900	7,543,271

	Italy 0.5%
	Italy Buoni Poliennali Del Tesoro
	1.70%, due 9/15/18		1,104,013	1,456,315
	Series Reg S 2.10%, due 9/15/17		230,786	314,286
	Series Reg S 2.10%, due 9/15/21		107,569	137,812
	Series Reg S 3.10%, due 9/15/26		105,294	140,179
				2,048,592
	Mexico 1.4%
¤	Mexican Bonos de Proteccion al Ahorro
	3.99%, due 1/4/18 (a)	M$	32,600,000	2,496,353
	4.01%, due 1/30/20 (a)		40,300,000	3,074,673
				5,571,026
	New Zealand 0.4%
	New Zealand Government Bond 2.00%, due 9/20/25	N$	1,900,000	1,490,038

	Spain 0.7%
¤	Instituto de Credito Oficial Series Reg S 1.971%, due 3/25/14 (a)		€2,000,000	2,701,770

	United Kingdom 0.4%
	United Kingdom Gilt Inflation Linked Series Reg S 2.50%, due 7/26/16		£300,000	1,661,473

	Total Foreign Government Bonds (Cost $31,772,025)			31,558,970

	Mortgage-Backed Securities 2.8%
	Agency Collateral (Collateralized Mortgage Obligation) 0.3%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.632%, due 9/15/42 (a)		$1,334,521	1,321,615

	Whole Loan Collateral (Collateralized Mortgage Obligations) 2.5%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (c)		7,241,597	7,334,674
¤	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 3.123%, due 1/25/35 (d)		2,802,925	2,771,498
				10,106,172
	Total Mortgage-Backed Securities (Cost $11,060,197)			11,427,787

	U.S. Government & Federal Agencies 114.6%
	Federal Home Loan Mortgage Corporation 0.5%
	2.50%, due 10/2/19		2,100,000	2,123,898

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.0%
	1.353%, due 6/1/43 (a)		850,596	865,697
	2.485%, due 11/1/34 (a)		1,472,169	1,562,998
	4.416%, due 12/1/36 (a)		1,632,531	1,728,889
				4,157,584
¤	United States Treasury Inflation - Indexed Bonds 29.3%
	0.625%, due 2/15/43 (e)		9,552,844	7,831,842
	0.75%, due 2/15/42 (e)		516,890	442,385
	1.75%, due 1/15/28 (e)		26,990,204	30,222,713
	2.00%, due 1/15/26 (e)		24,721,410	28,520,398
	2.375%, due 1/15/25 (e)		29,872,814	35,653,681
	2.375%, due 1/15/27 (e)		3,359,128	4,042,237
	2.50%, due 1/15/29 (e)		5,004,800	6,151,605
	3.625%, due 4/15/28 (e)		4,043,900	5,590,692
				118,455,553
¤	United States Treasury Inflation - Indexed Notes 83.8%
	0.125%, due 4/15/16 (e)		27,733,748	28,461,759
	0.125%, due 4/15/17 (e)		15,224,094	15,698,659
	0.125%, due 4/15/18 (e)		19,303,606	19,885,726
	0.125%, due 1/15/22 (e)		19,715,020	19,467,044
	0.125%, due 7/15/22 (e)		70,707,536	69,646,923
	0.125%, due 1/15/23 (e)		35,327,525	34,367,040
	0.375%, due 7/15/23 (e)		12,248,058	12,184,907
	0.50%, due 4/15/15 (e)		36,764,338	37,557,051
	0.625%, due 7/15/21 (e)		6,530,265	6,797,085
	1.125%, due 1/15/21 (e)		50,413,134	54,280,779
	1.25%, due 4/15/14 (e)		1,876,392	1,891,638
	1.375%, due 1/15/20 (e)		26,039,568	28,562,151
	1.625%, due 1/15/15 (e)		4,894,600	5,058,266
	1.875%, due 7/15/15 (e)		1,201,090	1,268,088
	2.00%, due 1/15/16 (e)		1,883,072	2,013,857
	2.625%, due 7/15/17 (e)		1,803,552	2,046,469
				339,187,442
	Total U.S. Government & Federal Agencies (Cost $484,915,110)			463,924,477

	Total Long-Term Bonds (Cost $540,060,464)			519,896,205

	Short-Term Investments 79.1%
	Other Commercial Paper 2.9%
	Banco Bilbao Vizcaya Argentaria S.A. 3.266%, due 10/21/13 (c)(f)		1,100,000	1,098,093
	Banco Do Brasil S.A. 1.217%, due 1/24/14 (c)(f)		3,700,000	3,691,453
	Hewlett-Packard Co. 0.964%, due 10/30/13 (c)(f)		3,200,000	3,197,551
	Santander Commercial Paper S.A. 1.757%, due 10/11/13 (c)(f)		300,000	299,858
	Standard Chartered Bank 0.973%, due 10/1/13 (c)(f)		3,600,000	3,600,000
	Total Other Commercial Paper (Cost $11,881,487)			11,886,955
	Repurchase Agreements 66.2%
	Barclays Capital, Inc. 0.08%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $50,000,111 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 9/30/20, with a Principal Amount of $51,064,000 and a Market Value of $51,020,136)		50,000,000	50,000,000
	BNP Paribas Securities Corp. 0.11%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $50,000,153 (Collateralized by a Federal National Mortgage Association security with a rate of 3.00% and a maturity date of 7/1/43, with a Principal Amount of $52,551,575 and a Market Value of $51,482,452)		50,000,000	50,000,000
	Credit Suisse Securities LLC 0.10%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $50,000,139 (Collateralized by a United States Treasury Note with a rate of 0.88% and a maturity date of 2/28/17, with a Principal Amount of $51,015,000 and a Market Value of $51,094,685)		50,000,000	50,000,000
	JPMorgan Chase Bank 0.09%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $50,000,125 (Collateralized by a United States Treasury Note with a rate of 2.13% and a maturity date of 12/31/15, with a Principal Amount of $48,937,700 and a Market Value of $50,839,762)		50,000,000	50,000,000
	RBC Capital Markets LLC 0.09%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $40,000,100 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 3/31/18, with a Principal Amount of $41,730,000 and a Market Value of $40,848,120)		40,000,000	40,000,000
	RBS Securities, Inc. 0.08%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $27,900,062 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 3/31/19, with a Principal Amount of $28,577,000 and a Market Value of $28,493,269)		27,900,000	27,900,000
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $127,242 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $140,000 and a Market Value of $130,210)		127,242	127,242
	Total Repurchase Agreements (Cost $268,027,242)			268,027,242
	Federal Agency 10.0%
	Federal Home Loan Bank Discount Notes (zero coupon), due 1/3/14 (f)		40,600,000	40,597,880
	Total Federal Agency (Cost $40,597,880)			40,597,880
	Total Short-Term Investments (Cost $320,506,609)			320,512,077
	Total Investments (Cost $860,567,073) (i)		207.5%	840,408,282
	Other Assets, Less Liabilities		(107.5)	(435,429,200)
	Net Assets		100.0%	$404,979,082

		Contracts Long		Unrealized Appreciation (Depreciation) (g)
	Futures Contracts (0.0%) ‡

	90 - Day Eurodollar September 2014 (h)		90	$17,824
	90 - Day Eurodollar March 2016 (h)		145	(127,928)
	90 - Day Eurodollar March 2017 (h)		45	53,361
	Total Futures Contracts Long (Settlement Value $69,093,188)			(56,743)

		Contracts Short		Unrealized Appreciation (Depreciation) (g)
	United States Treasury Bond December 2013 (30 Year)		(21)	(84,192)
	Total Futures Contracts Short (Settlement Value $(2,800,875))			(84,192)
	Total Futures Contracts (Settlement Value $66,292,313)			$(140,935)

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(b)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of September 30, 2013 is $9,053,585, which represents 2.2% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2013.
(e)	Delayed delivery security.
(f)	Interest rate presented is yield to maturity.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2013.
(h)	As of September 30, 2013, cash in the amount of $867,000 is on deposit with broker for futures transactions.
(i)	As of September 30, 2013, cost is $861,850,257 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$1,677,253
Gross unrealized depreciation	(23,119,228)
Net unrealized depreciation	$(21,441,975)

The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
€	-Euro
A$	-Australian Dollar
B$	-Brazilian Real
M$	-Mexican Peso
N$	-New Zealand Dollar

As of September 30, 2013, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	10/2/13	JPMorgan Chase Bank	AUD	465,000	USD	434,823	USD	(1,024)
Brazilian Real vs. U.S. Dollar	10/2/13	Banco Chase Manhattan	BRL	8,240,209		3,653,385		64,618
Brazilian Real vs. U.S. Dollar	10/2/13	Credit Suisse International		3,003,579		1,359,085		(3,863)
Brazilian Real vs. U.S. Dollar	11/4/13	Credit Suisse International		1,034,157		445,412		17,568
Brazilian Real vs. U.S. Dollar	10/2/13	JPMorgan Chase Bank		3,003,579		1,346,896		8,326
Indian Rupee vs. U.S. Dollar	10/17/13	JPMorgan Chase Bank	INR	177,058,390		2,904,501		(87,819)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	10/2/13	JPMorgan Chase Bank	AUD	3,316,000	USD	2,952,308	USD	(141,189)
Australian Dollar vs. U.S. Dollar	11/4/13	JPMorgan Chase Bank		2,835,000		2,639,005		(40)
Brazilian Real vs. U.S. Dollar	10/2/13	Credit Suisse International	BRL	3,003,579		1,346,896		(8,326)
Brazilian Real vs. U.S. Dollar	1/3/14	Credit Suisse International		3,003,579		1,332,259		4,782
Brazilian Real vs. U.S. Dollar	10/2/13	JPMorgan Chase Bank		3,003,579		1,237,212		(118,010)
Brazilian Real vs. U.S. Dollar	1/3/14	JPMorgan Chase Bank		14,599,373		6,362,212		(90,201)
Canadian Dollar vs. U.S. Dollar	12/23/13	Credit Suisse International	CAD	598,000		581,183		1,818
Euro vs. U.S. Dollar	12/17/13	JPMorgan Chase Bank	EUR	11,132,000		14,793,993		(268,926)
Indian Rupee vs. U.S. Dollar	10/17/13	JPMorgan Chase Bank	INR	173,697,160		2,862,000		98,788
Japanese Yen vs. U.S. Dollar	10/17/13	JPMorgan Chase Bank	JPY	5,400,000		54,399		(542)
Mexican Peso vs. U.S. Dollar	12/17/13	JPMorgan Chase Bank	MXN	60,311,814		4,549,060		(30,326)
New Zealand Dollar vs. U.S. Dollar	11/4/13	Credit Suisse International	NZD	1,755,000		1,449,920		(4,432)
New Zealand Dollar vs. U.S. Dollar	10/2/13	JPMorgan Chase Bank		1,764,000		1,398,397		(66,694)
Pound Sterling vs. U.S. Dollar	12/12/13	Credit Suisse International	GBP	1,029,000		1,615,057		(49,921)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(675,413)

Swap Contracts

Open OTC interest rate swap agreements as of September 30, 2013 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation / (Depreciation)	Value
$8,000,000	USD	11/16/2017	Credit Suisse	Fixed 2.32%	12-Month USD-CPI	$(166,187)	$(166,187)
$4,900,000	EUR	4/1/2021	Credit Suisse	12-Month EUR-CPI	Fixed 2.15%	175,360	165,655
$1,800,000	EUR	7/25/2021	Credit Suisse	12-Month EUR-CPI	Fixed 1.95%	6,455	5,003

Open centrally cleared interest rate swap agreements as of September 30, 2013 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation / (Depreciation)	Value
$5,300,000	USD	12/18/2043	Barclays Capital	Fixed 3.50%	3-Month USD-LIBOR	$(20,262)	$197,568
$670,000,000	JPY	9/18/2023	Credit Suisse	Fixed 1.00%	6-Month JPY-LIBOR	(47,523)	(92,764)
$8,700,000	USD	6/19/2043	Credit Suisse	Fixed 2.75%	3-Month USD-LIBOR	924,670	1,522,333

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$9,053,585	$—	$9,053,585
Corporate Bonds	—	3,931,386	—	3,931,386
Foreign Government Bonds	—	31,558,970	—	31,558,970
Mortgage-Backed Securities	—	11,427,787	—	11,427,787
U.S. Government & Federal Agencies	—	463,924,477	—	463,924,477
Total Long-Term Bonds	—	519,896,205	—	519,896,205
Short-Term Investments
Federal Agency	—	40,597,880	—	40,597,880
Other Commercial Paper	—	11,886,955	—	11,886,955
Repurchase Agreements	—	268,027,242	—	268,027,242
Total Short-Term Investments	—	320,512,077	—	320,512,077
Total Investments in Securities	—	840,408,282	—	840,408,282
Other Financial Instruments
Foreign Currency Forward Contract (b)	—	195,900	—	195,900
Futures Contracts Long (b)	71,185	—	—	71,185
Swap Contracts	—	1,890,559	—	1,890,559
Total Other Financial Instruments	71,185	2,086,459	—	2,157,644
Total Investments in Securities and Other Financial Instruments	$71,185	$842,494,741	$—	$842,565,926

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(871,313)	$—	$(871,313)
Futures Contracts Long (b)	(127,928)	—	—	(127,928)
Futures Contracts Short (b)	(84,192)	—	—	(84,192)
Swap Contracts	—	(258,951)	—	(258,951)
Total Other Financial Instruments	$(212,120)	$(1,130,264)	$—	$(1,342,384)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 95.5% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	52,046	$6,115,405
	General Dynamics Corp.	24,923	2,181,261
	Honeywell International, Inc.	58,851	4,886,987
	L-3 Communications Holdings, Inc.	6,717	634,757
	Lockheed Martin Corp.	20,215	2,578,423
	Northrop Grumman Corp.	17,259	1,644,092
	Precision Castparts Corp.	10,913	2,479,870
	Raytheon Co.	24,182	1,863,707
	Rockwell Collins, Inc.	10,124	687,015
	Textron, Inc.	21,033	580,721
	United Technologies Corp.	63,295	6,824,467
			30,476,705
	Air Freight & Logistics 0.8%
	C.H. Robinson Worldwide, Inc.	11,952	711,861
	Expeditors International of Washington, Inc.	15,477	681,917
	FedEx Corp.	22,282	2,542,599
	United Parcel Service, Inc. Class B	54,174	4,949,878
			8,886,255
	Airlines 0.2%
	Delta Air Lines, Inc.	64,333	1,517,615
	Southwest Airlines Co.	52,955	771,025
			2,288,640
	Auto Components 0.4%
	BorgWarner, Inc.	8,584	870,332
	Delphi Automotive PLC	21,167	1,236,576
	Goodyear Tire & Rubber Co. (The) (a)	18,445	414,090
	Johnson Controls, Inc.	51,301	2,128,992
			4,649,990
	Automobiles 0.7%
	Ford Motor Co.	295,413	4,983,617
	General Motors Co. (a)	70,576	2,538,619
	Harley-Davidson, Inc.	16,726	1,074,478
			8,596,714
	Beverages 2.1%
	Beam, Inc.	12,141	784,916
	Brown-Forman Corp. Class B	12,184	830,096
	Coca-Cola Co. (The)	285,879	10,829,097
	Coca-Cola Enterprises, Inc.	18,643	749,635
	Constellation Brands, Inc. Class A (a)	12,436	713,826
	Dr. Pepper Snapple Group, Inc.	15,264	684,132
	Molson Coors Brewing Co. Class B	11,830	593,038
	Monster Beverage Corp. (a)	10,168	531,278
	PepsiCo., Inc.	115,642	9,193,539
			24,909,557
	Biotechnology 2.3%
	Alexion Pharmaceuticals, Inc. (a)	14,664	1,703,370
	Amgen, Inc.	56,490	6,323,491
	Biogen Idec, Inc. (a)	17,822	4,290,825
	Celgene Corp. (a)	30,839	4,747,047
	Gilead Sciences, Inc. (a)	114,773	7,212,335
	Regeneron Pharmaceuticals, Inc. (a)	5,850	1,830,289
	Vertex Pharmaceuticals, Inc. (a)	17,457	1,323,590
			27,430,947
	Building Products 0.0%‡
	Masco Corp.	26,765	569,559

	Capital Markets 2.0%
	Ameriprise Financial, Inc.	14,836	1,351,263
	Bank of New York Mellon Corp.	86,268	2,604,431
	BlackRock, Inc.	9,444	2,555,735
	Charles Schwab Corp. (The)	86,713	1,833,113
	E*TRADE Financial Corp. (a)	21,525	355,162
	Franklin Resources, Inc.	30,483	1,540,916
	Goldman Sachs Group, Inc. (The)	31,318	4,954,821
	Invesco, Ltd.	33,204	1,059,208
	Legg Mason, Inc.	8,141	272,235
	Morgan Stanley	104,270	2,810,076
	Northern Trust Corp.	16,926	920,605
	State Street Corp.	33,441	2,198,746
	T. Rowe Price Group, Inc.	19,506	1,403,066
			23,859,377
	Chemicals 2.5%
	Air Products & Chemicals, Inc.	15,720	1,675,280
	Airgas, Inc.	4,960	526,008
	CF Industries Holdings, Inc.	4,295	905,515
	Dow Chemical Co. (The)	90,747	3,484,685
	E.I. du Pont de Nemours & Co.	69,243	4,054,870
	Eastman Chemical Co.	11,566	900,991
	Ecolab, Inc.	20,338	2,008,581
	FMC Corp.	10,225	733,337
	International Flavors & Fragrances, Inc.	6,129	504,417
	LyondellBasell Industries, N.V. Class A	33,596	2,460,235
	Monsanto Co.	39,975	4,172,191
	Mosaic Co. (The)	25,544	1,098,903
	PPG Industries, Inc.	10,716	1,790,215
	Praxair, Inc.	22,109	2,657,723
	Sherwin-Williams Co. (The)	6,545	1,192,368
	Sigma-Aldrich Corp.	9,016	769,065
			28,934,384
	Commercial Banks 2.7%
	BB&T Corp.	52,779	1,781,291
	Comerica, Inc.	13,869	545,190
	Fifth Third Bancorp	66,510	1,199,840
	Huntington Bancshares, Inc.	62,213	513,879
	KeyCorp	68,337	779,042
	M&T Bank Corp.	9,751	1,091,332
	PNC Financial Services Group, Inc.	39,855	2,887,495
	Regions Financial Corp.	104,666	969,207
	SunTrust Banks, Inc.	40,413	1,310,190
	U.S. Bancorp	137,916	5,044,967
¤	Wells Fargo & Co.	362,317	14,970,939
	Zions Bancorp.	13,836	379,383
			31,472,755
	Commercial Services & Supplies 0.5%
	ADT Corp. (The) (a)	14,996	609,737
	Cintas Corp.	7,705	394,496
	Iron Mountain, Inc.	12,754	344,613
	Pitney Bowes, Inc.	15,133	275,269
	Republic Services, Inc.	20,360	679,210
	Stericycle, Inc. (a)	6,440	743,176
	Tyco International, Ltd.	34,665	1,212,582
	Waste Management, Inc.	32,690	1,348,136
			5,607,219
	Communications Equipment 1.8%
	Cisco Systems, Inc.	402,032	9,415,589
	F5 Networks, Inc. (a)	5,872	503,583
	Harris Corp.	8,019	475,527
	JDS Uniphase Corp. (a)	17,811	262,000
	Juniper Networks, Inc. (a)	38,005	754,779
	Motorola Solutions, Inc.	17,742	1,053,520
	QUALCOMM, Inc.	128,630	8,664,517
			21,129,515
	Computers & Peripherals 3.9%
¤	Apple, Inc.	68,123	32,477,640
	Dell, Inc.	110,052	1,515,416
	EMC Corp.	156,031	3,988,152
	Hewlett-Packard Co.	144,107	3,023,365
	NetApp, Inc.	25,502	1,086,895
	SanDisk Corp.	18,025	1,072,668
	Seagate Technology PLC	23,277	1,018,136
	Western Digital Corp.	15,816	1,002,735
			45,185,007
	Construction & Engineering 0.2%
	Fluor Corp.	12,225	867,486
	Jacobs Engineering Group, Inc. (a)	9,858	573,538
	Quanta Services, Inc. (a)	16,027	440,903
			1,881,927
	Construction Materials 0.0%‡
	Vulcan Materials Co.	9,745	504,888

	Consumer Finance 0.9%
	American Express Co.	69,572	5,254,078
	Capital One Financial Corp.	43,891	3,017,067
	Discover Financial Services	36,277	1,833,440
	SLM Corp.	32,707	814,404
			10,918,989
	Containers & Packaging 0.2%
	Avery Dennison Corp.	7,355	320,090
	Ball Corp.	10,880	488,294
	Bemis Co., Inc.	7,718	301,079
	MeadWestvaco Corp.	13,313	510,953
	Owens-Illinois, Inc. (a)	12,324	369,967
	Sealed Air Corp.	14,689	399,394
			2,389,777
	Distributors 0.1%
	Genuine Parts Co.	11,612	939,295

	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	20,535	547,463

	Diversified Financial Services 5.0%
	Bank of America Corp.	805,566	11,116,811
¤	Berkshire Hathaway, Inc. Class B (a)	134,966	15,319,991
	Citigroup, Inc.	228,029	11,061,687
	CME Group, Inc.	23,563	1,740,834
	IntercontinentalExchange, Inc. (a)	5,462	990,916
	JPMorgan Chase & Co.	282,256	14,589,813
	Leucadia National Corp.	23,501	640,167
	McGraw Hill Financial, Inc.	20,636	1,353,515
	Moody's Corp.	14,543	1,022,809
	NASDAQ OMX Group, Inc. (The)	8,658	277,835
	NYSE Euronext	18,221	764,918
			58,879,296
	Diversified Telecommunication Services 2.2%
	AT&T, Inc.	398,242	13,468,544
	CenturyLink, Inc.	45,041	1,413,387
	Frontier Communications Corp.	74,964	312,600
	Verizon Communications, Inc.	214,578	10,012,209
	Windstream Holdings, Inc.	44,452	355,616
			25,562,356
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	36,500	1,582,275
	Duke Energy Corp.	52,932	3,534,799
	Edison International	24,431	1,125,292
	Entergy Corp.	13,368	844,724
	Exelon Corp.	64,229	1,903,748
	FirstEnergy Corp.	31,360	1,143,072
	NextEra Energy, Inc.	31,843	2,552,535
	Northeast Utilities	23,601	973,541
	Pepco Holdings, Inc.	18,679	344,814
	Pinnacle West Capital Corp.	8,248	451,495
	PPL Corp.	47,368	1,439,040
	Southern Co. (The)	65,529	2,698,484
	Xcel Energy, Inc.	37,310	1,030,129
			19,623,948
	Electrical Equipment 0.8%
	AMETEK, Inc.	18,313	842,764
	Eaton Corp. PLC	35,535	2,446,230
	Emerson Electric Co.	53,579	3,466,561
	Rockwell Automation, Inc.	10,398	1,111,962
	Roper Industries, Inc.	7,437	988,154
			8,855,671
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	11,934	923,453
	Corning, Inc.	109,507	1,597,707
	FLIR Systems, Inc.	10,653	334,504
	Jabil Circuit, Inc.	13,828	299,791
	Molex, Inc.	10,287	396,256
	TE Connectivity, Ltd.	31,009	1,605,646
			5,157,357
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	33,221	1,631,151
	Cameron International Corp. (a)	18,455	1,077,219
	Diamond Offshore Drilling, Inc.	5,213	324,874
	Ensco PLC Class A	17,515	941,431
	FMC Technologies, Inc. (a)	17,765	984,536
	Halliburton Co.	63,405	3,052,951
	Helmerich & Payne, Inc.	7,985	550,566
	Nabors Industries, Ltd.	19,469	312,672
	National Oilwell Varco, Inc.	32,057	2,503,972
	Noble Corp.	18,999	717,592
	Rowan Cos. PLC (a)	9,314	342,010
	Schlumberger, Ltd.	99,218	8,766,903
			21,205,877
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	32,744	3,769,489
	CVS Caremark Corp.	92,108	5,227,129
	Kroger Co. (The)	38,860	1,567,612
	Safeway, Inc.	18,094	578,827
	Sysco Corp.	44,117	1,404,244
	Wal-Mart Stores, Inc.	122,054	9,027,114
	Walgreen Co.	65,192	3,507,330
	Whole Foods Market, Inc.	27,933	1,634,081
			26,715,826
	Food Products 1.5%
	Archer-Daniels-Midland Co.	49,429	1,820,964
	Campbell Soup Co.	13,384	544,863
	ConAgra Foods, Inc.	31,649	960,231
	General Mills, Inc.	48,123	2,306,054
	Hershey Co. (The)	11,213	1,037,202
	Hormel Foods Corp.	10,093	425,117
	J.M. Smucker Co. (The)	7,883	828,030
	Kellogg Co.	19,296	1,133,254
	Kraft Foods Group, Inc.	44,658	2,341,866
	McCormick & Co., Inc.	9,897	640,336
	Mead Johnson Nutrition Co.	15,176	1,126,970
	Mondelez International, Inc. Class A	133,522	4,195,261
	Tyson Foods, Inc. Class A	20,864	590,034
			17,950,182
	Gas Utilities 0.1%
	AGL Resources, Inc.	8,893	409,345
	ONEOK, Inc.	15,462	824,434
			1,233,779
	Health Care Equipment & Supplies 2.0%
	Abbott Laboratories	116,535	3,867,797
	Baxter International, Inc.	40,700	2,673,583
	Becton, Dickinson & Co.	14,563	1,456,591
	Boston Scientific Corp. (a)	100,694	1,182,148
	C.R. Bard, Inc.	5,935	683,712
	CareFusion Corp. (a)	16,075	593,168
	Covidien PLC	34,493	2,102,003
	DENTSPLY International, Inc.	10,669	463,141
	Edwards Lifesciences Corp. (a)	8,419	586,215
	Intuitive Surgical, Inc. (a)	2,978	1,120,532
	Medtronic, Inc.	74,794	3,982,781
	St. Jude Medical, Inc.	21,535	1,155,137
	Stryker Corp.	22,116	1,494,820
	Varian Medical Systems, Inc. (a)	8,072	603,221
	Zimmer Holdings, Inc.	12,714	1,044,328
			23,009,177
	Health Care Providers & Services 2.0%
	Aetna, Inc.	27,902	1,786,286
	AmerisourceBergen Corp.	17,321	1,058,313
	Cardinal Health, Inc.	25,454	1,327,426
	Cigna Corp.	21,208	1,630,047
	DaVita HealthCare Partners, Inc. (a)	13,232	752,901
	Express Scripts Holding Co. (a)	61,052	3,771,792
	Humana, Inc.	11,732	1,094,948
	Laboratory Corporation of America Holdings (a)	6,756	669,790
	McKesson Corp.	17,143	2,199,447
	Patterson Cos., Inc.	6,237	250,727
	Quest Diagnostics, Inc.	11,389	703,726
	Tenet Healthcare Corp. (a)	7,619	313,827
	UnitedHealth Group, Inc.	76,237	5,459,332
	WellPoint, Inc.	22,417	1,874,285
			22,892,847
	Health Care Technology 0.1%
	Cerner Corp. (a)	22,126	1,162,721

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	32,825	1,071,408
	Chipotle Mexican Grill, Inc. (a)	2,315	992,441
	Darden Restaurants, Inc.	9,770	452,253
	International Game Technology	19,556	370,195
	Marriott International, Inc. Class A	17,050	717,123
	McDonald's Corp.	74,958	7,211,709
	Starbucks Corp.	56,343	4,336,721
	Starwood Hotels & Resorts Worldwide, Inc.	14,618	971,366
	Wyndham Worldwide Corp.	9,970	607,871
	Wynn Resorts, Ltd.	6,065	958,331
	Yum! Brands, Inc.	33,460	2,388,709
			20,078,127
	Household Durables 0.3%
	D.R. Horton, Inc.	21,303	413,917
	Garmin, Ltd.	9,227	416,968
	Harman International Industries, Inc.	5,104	338,038
	Leggett & Platt, Inc.	10,649	321,067
	Lennar Corp. Class A	12,447	440,624
	Newell Rubbermaid, Inc.	21,595	593,863
	PulteGroup, Inc.	26,208	432,432
	Whirlpool Corp.	5,944	870,439
			3,827,348
	Household Products 2.0%
	Clorox Co. (The)	9,780	799,221
	Colgate-Palmolive Co.	66,083	3,918,722
	Kimberly-Clark Corp.	28,722	2,706,187
¤	Procter & Gamble Co. (The)	205,364	15,523,465
			22,947,595
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The)	46,154	613,387
	NRG Energy, Inc.	24,215	661,796
			1,275,183
	Industrial Conglomerates 2.3%
	3M Co.	48,687	5,813,715
	Danaher Corp.	44,855	3,109,349
¤	General Electric Co.	763,624	18,242,977
			27,166,041
	Insurance 2.9%
	ACE, Ltd.	25,504	2,386,154
	Aflac, Inc.	34,875	2,161,901
	Allstate Corp. (The)	34,751	1,756,663
	American International Group, Inc.	110,703	5,383,487
	Aon PLC	23,055	1,716,214
	Assurant, Inc.	5,621	304,096
	Chubb Corp. (The)	19,160	1,710,222
	Cincinnati Financial Corp.	11,045	520,882
	Genworth Financial, Inc. Class A (a)	37,022	473,511
	Hartford Financial Services Group, Inc. (The)	34,120	1,061,814
	Lincoln National Corp.	19,833	832,788
	Loews Corp.	22,944	1,072,403
	Marsh & McLennan Cos., Inc.	41,212	1,794,783
	MetLife, Inc.	83,969	3,942,345
	Principal Financial Group, Inc.	20,527	878,966
	Progressive Corp. (The)	41,474	1,129,337
	Prudential Financial, Inc.	34,868	2,719,007
	Torchmark Corp.	6,867	496,827
	Travelers Companies, Inc. (The)	28,004	2,373,899
	Unum Group	19,766	601,677
	XL Group PLC	21,460	661,397
			33,978,373
	Internet & Catalog Retail 1.3%
	Amazon.com, Inc. (a)	27,750	8,675,760
	Expedia, Inc.	8,056	417,220
	Netflix, Inc. (a)	4,418	1,366,090
	Priceline.com, Inc. (a)	3,862	3,904,289
	TripAdvisor, Inc. (a)	8,363	634,250
			14,997,609
	Internet Software & Services 2.3%
	Akamai Technologies, Inc. (a)	13,359	690,660
	eBay, Inc. (a)	87,363	4,873,982
¤	Google, Inc. Class A (a)	20,976	18,373,088
	VeriSign, Inc. (a)	10,120	515,007
	Yahoo!, Inc. (a)	71,152	2,359,400
			26,812,137
	IT Services 3.4%
	Accenture PLC Class A	48,354	3,560,788
	Automatic Data Processing, Inc.	36,204	2,620,445
	Cognizant Technology Solutions Corp. Class A (a)	22,598	1,855,748
	Computer Sciences Corp.	11,074	572,969
	Fidelity National Information Services, Inc.	21,903	1,017,175
	Fiserv, Inc. (a)	9,755	985,743
	International Business Machines Corp.	77,211	14,297,933
	MasterCard, Inc. Class A	7,779	5,233,556
	Paychex, Inc.	24,394	991,372
	Teradata Corp. (a)	12,230	678,031
	Total System Services, Inc.	12,499	367,721
	Visa, Inc. Class A	38,707	7,396,908
	Western Union Co. (The)	41,387	772,281
			40,350,670
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	8,657	408,091
	Mattel, Inc.	25,836	1,081,495
			1,489,586
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	24,804	1,271,205
	Life Technologies Corp. (a)	12,947	968,824
	PerkinElmer, Inc.	8,400	317,100
	Thermo Fisher Scientific, Inc.	27,033	2,491,091
	Waters Corp. (a)	6,390	678,682
			5,726,902
	Machinery 1.7%
	Caterpillar, Inc.	47,706	3,977,249
	Cummins, Inc.	13,056	1,734,751
	Deere & Co.	28,707	2,336,463
	Dover Corp.	12,798	1,149,644
	Flowserve Corp.	10,544	657,840
	Illinois Tool Works, Inc.	30,897	2,356,514
	Ingersoll-Rand PLC	20,295	1,317,957
	Joy Global, Inc.	7,969	406,738
	PACCAR, Inc.	26,542	1,477,328
	Pall Corp.	8,386	646,058
	Parker Hannifin Corp.	11,186	1,216,142
	Pentair, Ltd.	14,933	969,749
	Snap-On, Inc.	4,362	434,019
	Stanley Black & Decker, Inc.	12,003	1,087,112
	Xylem, Inc.	13,894	388,059
			20,155,623
	Media 3.5%
	Cablevision Systems Corp. Class A	16,040	270,114
	CBS Corp. Class B	42,176	2,326,428
	Comcast Corp. Class A	196,119	8,854,773
	DIRECTV (a)	38,284	2,287,469
	Discovery Communications, Inc. Class A (a)	17,312	1,461,479
	Gannett Co., Inc.	17,182	460,306
	Interpublic Group of Cos., Inc. (The)	31,655	543,833
	News Corp. Class A (a)	37,339	599,664
	Omnicom Group, Inc.	19,285	1,223,440
	Scripps Networks Interactive Class A	8,204	640,814
	Time Warner Cable, Inc.	21,429	2,391,476
	Time Warner, Inc.	68,986	4,539,969
	Twenty-First Century Fox, Inc.	148,933	4,989,256
	Viacom, Inc. Class B	32,544	2,720,028
	Walt Disney Co. (The)	124,578	8,034,035
	Washington Post Co. (The) Class B	328	200,523
			41,543,607
	Metals & Mining 0.5%
	Alcoa, Inc.	80,200	651,224
	Allegheny Technologies, Inc.	8,095	247,059
	Cliffs Natural Resources, Inc.	11,482	235,381
	Freeport-McMoRan Copper & Gold, Inc.	77,825	2,574,451
	Newmont Mining Corp.	37,317	1,048,608
	Nucor Corp.	23,859	1,169,568
	United States Steel Corp.	10,847	223,340
			6,149,631
	Multi-Utilities 1.1%
	Ameren Corp.	18,194	633,879
	CenterPoint Energy, Inc.	32,140	770,396
	CMS Energy Corp.	19,936	524,715
	Consolidated Edison, Inc.	21,961	1,210,929
	Dominion Resources, Inc.	43,417	2,712,694
	DTE Energy Co.	13,119	865,592
	Integrys Energy Group, Inc.	5,968	333,551
	NiSource, Inc.	23,439	724,031
	PG&E Corp.	33,391	1,366,360
	Public Service Enterprise Group, Inc.	37,931	1,249,068
	SCANA Corp.	10,497	483,282
	Sempra Energy	17,033	1,458,025
	TECO Energy, Inc.	15,317	253,343
	Wisconsin Energy Corp.	17,071	689,327
			13,275,192
	Multiline Retail 0.7%
	Dollar General Corp. (a)	22,324	1,260,413
	Dollar Tree, Inc. (a)	16,722	955,829
	Family Dollar Stores, Inc.	7,243	521,641
	J.C. Penney Co., Inc. (a)	19,886	175,395
	Kohl's Corp.	15,308	792,189
	Macy's, Inc.	28,212	1,220,733
	Nordstrom, Inc.	10,814	607,747
	Target Corp.	47,324	3,027,789
			8,561,736
	Office Electronics 0.1%
	Xerox Corp.	86,875	893,944

	Oil, Gas & Consumable Fuels 8.2%
	Anadarko Petroleum Corp.	37,695	3,505,258
	Apache Corp.	30,280	2,578,039
	Cabot Oil & Gas Corp.	31,547	1,177,334
	Chesapeake Energy Corp.	37,990	983,181
¤	Chevron Corp.	144,871	17,601,827
	ConocoPhillips	91,706	6,374,484
	CONSOL Energy, Inc.	17,160	577,434
	Denbury Resources, Inc. (a)	27,963	514,799
	Devon Energy Corp.	28,617	1,652,918
	EOG Resources, Inc.	20,427	3,457,883
	EQT Corp.	11,292	1,001,826
¤	Exxon Mobil Corp.	330,053	28,397,760
	Hess Corp.	21,630	1,672,864
	Kinder Morgan, Inc.	50,487	1,795,823
	Marathon Oil Corp.	53,214	1,856,104
	Marathon Petroleum Corp.	23,476	1,509,976
	Murphy Oil Corp.	13,174	794,656
	Newfield Exploration Co. (a)	10,174	278,462
	Noble Energy, Inc.	26,930	1,804,579
	Occidental Petroleum Corp.	60,420	5,651,687
	Peabody Energy Corp.	20,234	349,037
	Phillips 66	45,818	2,649,197
	Pioneer Natural Resources Co.	10,389	1,961,443
	QEP Resources, Inc.	13,444	372,264
	Range Resources Corp.	12,252	929,804
	Southwestern Energy Co. (a)	26,358	958,904
	Spectra Energy Corp.	50,190	1,718,004
	Tesoro Corp.	10,129	445,473
	Valero Energy Corp.	40,652	1,388,266
	Williams Cos., Inc. (The)	51,229	1,862,686
	WPX Energy, Inc. (a)	15,041	289,690
			96,111,662
	Paper & Forest Products 0.1%
	International Paper Co.	33,440	1,498,112

	Personal Products 0.2%
	Avon Products, Inc.	32,517	669,850
	Estee Lauder Cos., Inc. (The) Class A	19,173	1,340,193
			2,010,043
	Pharmaceuticals 5.6%
	AbbVie, Inc.	118,882	5,317,592
	Actavis, Inc. (a)	12,989	1,870,416
	Allergan, Inc.	22,256	2,013,055
	Bristol-Myers Squibb Co.	123,448	5,713,173
	Eli Lilly & Co.	74,343	3,741,683
	Forest Laboratories, Inc. (a)	17,713	757,939
	Hospira, Inc. (a)	12,421	487,152
¤	Johnson & Johnson	211,311	18,318,551
	Merck & Co., Inc.	219,432	10,447,158
	Mylan, Inc. (a)	28,630	1,092,807
	Perrigo Co.	7,057	870,693
	Pfizer, Inc.	496,419	14,252,189
	Zoetis, Inc.	37,492	1,166,751
			66,049,159
	Professional Services 0.2%
	Dun & Bradstreet Corp.	2,909	302,100
	Equifax, Inc.	9,094	544,276
	Nielsen Holdings N.V.	16,118	587,501
	Robert Half International, Inc.	10,411	406,341
			1,840,218
	Real Estate Investment Trusts 1.9%
	American Tower Corp.	29,619	2,195,656
	Apartment Investment & Management Co. Class A	10,941	305,692
	AvalonBay Communities, Inc.	9,121	1,159,188
	Boston Properties, Inc.	11,427	1,221,546
	Equity Residential	25,128	1,346,107
	HCP, Inc.	34,125	1,397,419
	Health Care REIT, Inc.	21,501	1,341,232
	Host Hotels & Resorts, Inc.	56,241	993,778
	Kimco Realty Corp.	30,716	619,849
	Macerich Co. (The)	10,538	594,765
	Plum Creek Timber Co., Inc.	12,222	572,356
	ProLogis, Inc.	37,388	1,406,537
	Public Storage	10,834	1,739,399
	Simon Property Group, Inc.	23,270	3,449,312
	Ventas, Inc.	21,987	1,352,201
	Vornado Realty Trust	13,040	1,096,142
	Weyerhaeuser Co.	43,792	1,253,765
			22,044,944
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc., Class A (a)	20,791	480,896

	Road & Rail 0.9%
	CSX Corp.	76,397	1,966,459
	Kansas City Southern	8,265	903,860
	Norfolk Southern Corp.	23,392	1,809,371
	Ryder System, Inc.	3,924	234,263
	Union Pacific Corp.	34,781	5,402,881
			10,316,834
	Semiconductors & Semiconductor Equipment 2.0%
	Altera Corp.	23,955	890,168
	Analog Devices, Inc.	23,297	1,096,124
	Applied Materials, Inc.	90,193	1,581,985
	Broadcom Corp. Class A	41,245	1,072,782
	First Solar, Inc. (a)	5,199	209,052
	Intel Corp.	373,572	8,562,270
	KLA-Tencor Corp.	12,427	756,183
	Lam Research Corp. (a)	12,234	626,258
	Linear Technology Corp.	17,486	693,495
	LSI Corp.	41,022	320,792
	Microchip Technology, Inc.	14,795	596,091
	Micron Technology, Inc. (a)	77,869	1,360,371
	NVIDIA Corp.	43,386	675,086
	Teradyne, Inc. (a)	14,356	237,161
	Texas Instruments, Inc.	82,571	3,325,134
	Xilinx, Inc.	19,968	935,701
			22,938,653
	Software 3.3%
	Adobe Systems, Inc. (a)	35,025	1,819,198
	Autodesk, Inc. (a)	16,721	688,404
	CA, Inc.	24,599	729,852
	Citrix Systems, Inc. (a)	14,051	992,141
	Electronic Arts, Inc. (a)	22,992	587,446
	Intuit, Inc.	22,265	1,476,392
¤	Microsoft Corp.	568,400	18,933,404
	Oracle Corp.	267,373	8,868,762
	Red Hat, Inc. (a)	14,195	654,957
	Salesforce.com, Inc. (a)	41,115	2,134,280
	Symantec Corp.	52,386	1,296,554
			38,181,390
	Specialty Retail 2.2%
	Abercrombie & Fitch Co. Class A	5,728	202,599
	AutoNation, Inc. (a)	4,822	251,564
	AutoZone, Inc. (a)	2,664	1,126,153
	Bed Bath & Beyond, Inc. (a)	16,329	1,263,211
	Best Buy Co., Inc.	20,230	758,625
	Carmax, Inc. (a)	16,764	812,551
	GameStop Corp. Class A	8,765	435,182
	Gap, Inc. (The)	20,683	833,111
	Home Depot, Inc. (The)	107,411	8,147,124
	L Brands, Inc.	18,261	1,115,747
	Lowe's Companies, Inc.	78,868	3,754,906
	O'Reilly Automotive, Inc. (a)	8,140	1,038,583
	PetSmart, Inc.	7,791	594,142
	Ross Stores, Inc.	16,248	1,182,854
	Staples, Inc.	49,527	725,571
	Tiffany & Co.	8,251	632,192
	TJX Cos., Inc.	53,631	3,024,252
	Urban Outfitters, Inc. (a)	8,177	300,668
			26,199,035
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	21,141	1,152,819
	Fossil Group, Inc. (a)	3,769	438,108
	NIKE, Inc. Class B	56,080	4,073,651
	PVH Corp.	6,117	726,027
	Ralph Lauren Corp.	4,543	748,368
	VF Corp.	6,594	1,312,536
			8,451,509
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	35,646	322,596
	People's United Financial, Inc.	24,078	346,242
			668,838
	Tobacco 1.5%
	Altria Group, Inc.	150,299	5,162,771
	Lorillard, Inc.	28,038	1,255,542
	Philip Morris International, Inc.	121,366	10,509,082
	Reynolds American, Inc.	23,739	1,157,988
			18,085,383
	Trading Companies & Distributors 0.2%
	Fastenal Co.	20,480	1,029,120
	W.W. Grainger, Inc.	4,638	1,213,811
			2,242,931
	Wireless Telecommunication Services 0.1%
	Crown Castle International Corp. (a)	21,983	1,605,418

	Total Common Stocks (Cost $522,317,140)		1,121,382,329 (b)

		Principal Amount	Value
	Short-Term Investments 4.6%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $978,551 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $1,090,000 and a Market Value of $998,763)	$978,551	978,551
	Total Repurchase Agreement (Cost $978,551)		978,551
	U.S. Government 4.5%
	United States Treasury Bills 4.5%
	0.005% - 0.041%, due 10/10/13 (c)	43,900,000	43,899,754
	0.006% - 0.018%, due 1/9/14 (c)	4,300,000	4,299,932
	0.03%, due 10/24/13 (c)(d)	4,500,000	4,499,914
	Total U.S. Government (Cost $52,699,525)		52,699,600
	Total Short-Term Investments (Cost $53,678,076)		53,678,151
	Total Investments (Cost $575,995,216) (f)	100.1%	1,175,060,480
	Other Assets, Less Liabilities	(0.1)	(1,019,616)
	Net Assets	100.0%	$1,174,040,864

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts (0.1%)

	Standard & Poor's 500 Index Mini December 2013	624	$(1,213,847)

	Total Futures Contracts (Settlement Value $52,238,160) (b)		$(1,213,847)

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.0% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2013.
(f)	As of September 30, 2013, cost is $601,535,787 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$611,940,306
Gross unrealized depreciation	(38,415,613)
Net unrealized appreciation	$573,524,693

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,121,382,329	$—	$—	$1,121,382,329
Short-Term Investments
Repurchase Agreement	—	978,551	—	978,551
U.S. Government	—	52,699,600	—	52,699,600
Total Short-Term Investments	—	53,678,151	—	53,678,151
Total Investments in Securities	$1,121,382,329	$53,678,151	$—	$1,175,060,480

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short(b)	$(1,213,847)	$—	$—	$(1,213,847)
Total Other Financial Instruments	$(1,213,847)	$—	$—	$(1,213,847)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 94.9% †
	Aerospace & Defense 2.8%
	Boeing Co. (The)	72,000	$8,460,000
	Honeywell International, Inc.	112,100	9,308,784
	Lockheed Martin Corp.	22,200	2,831,610
			20,600,394
	Air Freight & Logistics 1.1%
	United Parcel Service, Inc. Class B	84,300	7,702,491

	Airlines 0.9%
	United Continental Holdings, Inc. (a)	201,700	6,194,207

	Auto Components 0.7%
	Johnson Controls, Inc.	114,200	4,739,300

	Automobiles 0.6%
	Ford Motor Co.	268,800	4,534,656

	Beverages 0.9%
	PepsiCo., Inc.	81,600	6,487,200

	Building Products 1.0%
	Masco Corp.	194,000	4,128,320
	USG Corp. (a)	104,000	2,972,320
			7,100,640
	Capital Markets 1.8%
	Bank of New York Mellon Corp.	5,000	150,950
	Legg Mason, Inc.	170,100	5,688,144
	Northern Trust Corp.	121,100	6,586,629
	Och-Ziff Capital Management Group LLC Class A	65,500	719,845
			13,145,568
	Chemicals 0.9%
	E.I. du Pont de Nemours & Co.	70,700	4,140,192
	Potash Corp. of Saskatchewan, Inc.	87,600	2,740,128
			6,880,320
	Commercial Banks 6.3%
	PNC Financial Services Group, Inc.	134,500	9,744,525
	Regions Financial Corp.	295,400	2,735,404
	SunTrust Banks, Inc.	204,800	6,639,616
¤	U.S. Bancorp	329,500	12,053,110
¤	Wells Fargo & Co.	358,600	14,817,352
			45,990,007
	Communications Equipment 2.2%
	Cisco Systems, Inc.	284,100	6,653,622
	Harris Corp.	115,400	6,843,220
	Nokia Oyj, Sponsored ADR (a)	363,900	2,368,989
			15,865,831
	Computers & Peripherals 2.0%
	Apple, Inc.	17,500	8,343,125
	Dell, Inc.	451,200	6,213,024
			14,556,149
	Construction Materials 0.7%
	Vulcan Materials Co.	95,100	4,927,131

	Consumer Finance 1.9%
	American Express Co.	116,700	8,813,184
	Capital One Financial Corp.	76,000	5,224,240
			14,037,424
	Containers & Packaging 0.6%
	MeadWestvaco Corp.	106,900	4,102,822

	Distributors 0.6%
	Genuine Parts Co.	52,500	4,246,725

	Diversified Financial Services 4.8%
	Bank of America Corp.	705,100	9,730,380
¤	JPMorgan Chase & Co.	371,100	19,182,159
	McGraw Hill Financial, Inc.	96,000	6,296,640
			35,209,179
	Diversified Telecommunication Services 3.1%
¤	AT&T, Inc.	316,700	10,710,794
	CenturyLink, Inc.	111,100	3,486,318
	Telefonica S.A. (a)	154,126	2,399,943
	Verizon Communications, Inc.	134,600	6,280,436
			22,877,491
	Electric Utilities 3.9%
	Duke Energy Corp.	125,945	8,410,607
	Entergy Corp.	105,000	6,634,950
	Exelon Corp.	188,400	5,584,176
	FirstEnergy Corp.	99,700	3,634,065
	Xcel Energy, Inc.	154,800	4,274,028
			28,537,826
	Electrical Equipment 1.8%
	Eaton Corp. PLC	59,184	4,074,226
	Emerson Electric Co.	136,900	8,857,430
			12,931,656
	Electronic Equipment & Instruments 0.8%
	Corning, Inc.	403,300	5,884,147

	Energy Equipment & Services 1.7%
	Diamond Offshore Drilling, Inc.	73,900	4,605,448
	Schlumberger, Ltd.	88,100	7,784,516
			12,389,964
	Food Products 2.3%
	Archer-Daniels-Midland Co.	201,200	7,412,208
	Campbell Soup Co.	161,700	6,582,807
	McCormick & Co., Inc.	44,900	2,905,030
			16,900,045
	Health Care Providers & Services 0.5%
	Quest Diagnostics, Inc.	59,100	3,651,789

	Hotels, Restaurants & Leisure 0.7%
	Carnival Corp.	161,300	5,264,832

	Household Durables 0.1%
	Whirlpool Corp.	5,400	790,776

	Household Products 1.0%
	Clorox Co. (The)	87,100	7,117,812

	Independent Power Producers & Energy Traders 0.4%
	AES Corp. (The)	207,800	2,761,662

	Industrial Conglomerates 3.8%
	3M Co.	66,500	7,940,765
¤	General Electric Co.	842,500	20,127,325
			28,068,090
	Insurance 4.6%
	Allstate Corp. (The)	161,400	8,158,770
	Chubb Corp. (The)	39,300	3,507,918
	Lincoln National Corp.	116,500	4,891,835
	Loews Corp.	54,400	2,542,656
	Marsh & McLennan Cos., Inc.	205,100	8,932,105
	Sun Life Financial, Inc.	89,500	2,861,315
	Willis Group Holdings PLC	67,500	2,924,775
			33,819,374
	IT Services 1.1%
	Computer Sciences Corp.	98,800	5,111,912
	Western Union Co. (The)	162,000	3,022,920
			8,134,832
	Leisure Equipment & Products 1.0%
	Mattel, Inc.	177,700	7,438,522

	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	60,300	3,090,375

	Machinery 2.4%
	Illinois Tool Works, Inc.	134,200	10,235,434
	Joy Global, Inc.	73,900	3,771,856
	Xylem, Inc.	135,500	3,784,515
			17,791,805
	Media 3.5%
	Cablevision Systems Corp. Class A	199,100	3,352,844
	Comcast Corp. Class A	88,500	3,995,775
	Madison Square Garden Co. Class A (a)	57,800	3,356,446
	New York Times Co. (The) Class A (a)	183,000	2,300,310
	Time Warner, Inc.	134,800	8,871,188
	Walt Disney Co. (The)	59,200	3,817,808
			25,694,371
	Metals & Mining 1.4%
	Cliffs Natural Resources, Inc.	57,500	1,178,750
	Newmont Mining Corp.	96,100	2,700,410
	Nucor Corp.	134,700	6,602,994
			10,482,154
	Multi-Utilities1.1%
	NiSource, Inc.	262,600	8,111,714

	Multiline Retail 1.7%
	Kohl's Corp.	154,700	8,005,725
	Macy's, Inc.	101,300	4,383,251
			12,388,976
	Oil, Gas & Consumable Fuels 13.4%
	Anadarko Petroleum Corp.	87,100	8,099,429
¤	Apache Corp.	161,600	13,758,624
	BP PLC, Sponsored ADR	87,700	3,686,031
¤	Chevron Corp.	144,500	17,556,750
	ConocoPhillips	45,200	3,141,852
	CONSOL Energy, Inc.	151,800	5,108,070
	ENI S.p.A.	54,208	1,243,034
¤	Exxon Mobil Corp.	149,800	12,888,792
	Hess Corp.	109,000	8,430,060
	Murphy Oil Corp.	124,100	7,485,712
	Petroleo Brasileiro S.A., ADR	309,100	4,787,959
¤	Royal Dutch Shell PLC, ADR	156,600	10,285,488
	Talisman Energy, Inc.	143,600	1,651,400
			98,123,201
	Paper & Forest Products 1.3%
	International Paper Co.	216,300	9,690,240

	Personal Products 0.8%
	Avon Products, Inc.	272,400	5,611,440

	Pharmaceuticals 5.5%
	Bristol-Myers Squibb Co.	157,700	7,298,356
	GlaxoSmithKline PLC	53,902	1,359,106
	Hospira, Inc. (a)	67,100	2,631,662
¤	Johnson & Johnson	124,700	10,810,243
	Merck & Co., Inc.	178,200	8,484,102
	Pfizer, Inc.	330,600	9,491,526
			40,074,995
	Real Estate Investment Trusts 0.7%
	Weyerhaeuser Co.	180,200	5,159,126

	Road & Rail 1.1%
	Norfolk Southern Corp.	107,600	8,322,860

	Semiconductors & Semiconductor Equipment 2.2%
	Analog Devices, Inc.	111,100	5,227,255
	Applied Materials, Inc.	338,600	5,939,044
	Texas Instruments, Inc.	128,700	5,182,749
			16,349,048
	Software 1.5%
	CA, Inc.	67,800	2,011,626
	Microsoft Corp.	259,500	8,643,945
			10,655,571
	Specialty Retail 0.9%
	Murphy USA, Inc. (a)	31,400	1,268,246
	Staples, Inc.	356,100	5,216,865
	Tiffany & Co.	5,300	406,086
			6,891,197
	Wireless Telecommunication Services 0.4%
	Vodafone Group PLC	846,966	2,961,693

	Total Common Stocks (Cost $580,794,946)		694,287,628

	Convertible Preferred Stocks 0.7%
	Automobiles 0.6%
	General Motors Co. 4.75%	92,100	4,618,815

	Real Estate Investment Trusts 0.1%
	Weyerhaeuser Co. 6.375%	6,900	365,562

	Total Convertible Preferred Stocks (Cost $4,293,986)		4,984,377

		Principal Amount	Value
	Short-Term Investment 4.3%
	Repurchase Agreement 4.3%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $31,782,939 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $34,765,000 and a Market Value of $32,422,882)	$31,782,939	31,782,939

	Total Short-Term Investment (Cost $31,782,939)		31,782,939

	Total Investments (Cost $616,871,871) (b)	99.9%	731,054,944
	Other Assets, Less Liabilities	0.1	575,782
	Net Assets	100.0%	$731,630,726

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of September 30, 2013, cost is $616,947,870 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$122,979,174
Gross unrealized depreciation	(8,872,100)
Net unrealized appreciation	$114,107,074

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$694,287,628	$—	$—	$694,287,628
Convertible Preferred Stocks	4,984,377	—	—	4,984,377
Short-Term Investment
Repurchase Agreement	—	31,782,939	—	31,782,939
Total Investments in Securities	$699,272,005	$31,782,939	$—	$731,054,944

(a)   For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2013, foreign securities with a total value of $3,759,388 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of September 30, 2013, for these securities are based on quoted prices in active markets for identical investments.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio
Portfolio of Investments September 30, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 91.3%†
	Asset-Backed Securities 0.7%
	Airlines 0.2%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22 (a)	$306,021	$302,961
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	20,800	22,672
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	77,713	83,930
	United Airlines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18	121,724	138,460
			548,023
	Home Equity 0.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.239%, due 10/25/36 (b)(c)	117,521	93,059
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.249%, due 5/25/37 (b)(c)	69,675	52,745
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.239%, due 4/25/37 (b)(c)	22,973	22,396
	First NLC Trust Series 2007-1, Class A1 0.249%, due 8/25/37 (b)(c)(d)	103,991	50,660
	GSAA Home Equity Trust Series 2006-14, Class A1 0.229%, due 9/25/36 (b)(c)	218,469	105,080
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.309%, due 4/25/37 (b)(c)	53,385	49,486
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.279%, due 4/25/37 (b)(c)	87,366	74,142
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.279%, due 3/25/47 (b)(c)	61,249	42,702
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.229%, due 11/25/36 (b)(c)	27,346	11,093
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.289%, due 3/25/37 (b)(c)	163,047	107,952
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.279%, due 9/25/36 (b)(c)	94,817	54,466
	Series 2006-HE8, Class A2B 0.279%, due 10/25/36 (b)(c)	48,703	25,567
	Series 2007-HE4, Class A2A 0.289%, due 2/25/37 (b)(c)	24,532	10,505
	Series 2007-NC2, Class A2FP 0.329%, due 2/25/37 (b)(c)	96,658	48,654
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)(e)	207,019	113,807
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.269%, due 5/25/37 (b)(c)	120,518	65,592
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.259%, due 6/25/37 (b)(c)	112,014	81,488
	Series 2006-EQ2, Class A2 0.289%, due 1/25/37 (b)(c)	67,720	39,275
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.289%, due 9/25/37 (b)(c)	732,531	384,004
			1,432,673
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.582%, due 5/25/29 (b)	453,767	416,009

	Total Asset-Backed Securities (Cost $2,749,671)		2,396,705

	Convertible Bonds 4.4%
	Airlines 0.2%
	Airtran Holdings, Inc. 5.25%, due 11/1/16	250,000	372,656
	United Airlines, Inc. 4.50%, due 1/15/15	195,000	332,353
			705,009
	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	127,000	251,539

	Biotechnology 0.3%
	Cubist Pharmaceuticals, Inc.
	1.125%, due 9/1/18 (d)	150,000	162,469
	1.875%, due 9/1/20 (d)	195,000	210,356
	Gilead Sciences, Inc. 1.00%, due 5/1/14	266,000	740,976
			1,113,801
	Coal 0.0%‡
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	125,000	117,500

	Commercial Services 0.1%
	ServiceSource International, Inc. 1.50%, due 8/1/18 (d)	280,000	293,475

	Computers 0.2%
	EMC Corp. 1.75%, due 12/1/13	396,000	633,107
	Spansion LLC 2.00%, due 9/1/20 (d)	40,000	38,550
			671,657
	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	100,000	274,938

	Energy - Alternate Sources 0.0%‡
	Clean Energy Fuels Corp. 5.25%, due 10/1/18 (d)	85,000	87,125

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	258,000	285,735

	Environmental Controls 0.1%
	Covanta Holding Corp. 3.25%, due 6/1/14	340,000	468,988

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17	322,000	455,026

	Health Care - Services 0.1%
	WellPoint, Inc. 2.75%, due 10/15/42 (d)	160,000	204,500

	Home Builders 0.1%
	Ryland Group, Inc. (The) 0.25%, due 6/1/19	385,000	353,238

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18 (d)	310,000	373,550

	Insurance 0.0%‡
	Radian Group, Inc. 2.25%, due 3/1/19	76,000	111,245

	Internet 0.2%
	Move, Inc. 2.75%, due 9/1/18 (d)	65,000	75,400
	Priceline.com, Inc.
	0.35%, due 6/15/20 (d)	180,000	189,337
	1.00%, due 3/15/18	305,000	393,450
			658,187
	Iron & Steel 0.3%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	405,000	421,706
	Steel Dynamics, Inc. 5.125%, due 6/15/14	222,000	243,090
	United States Steel Corp. 4.00%, due 5/15/14	182,000	187,119
			851,915
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	170,000	216,856

	Media 0.0%‡
	Liberty Interactive LLC 3.50%, due 1/15/31	130,000	67,600

	Metal Fabricate & Hardware 0.1%
	RTI International Metals, Inc. 1.625%, due 10/15/19	225,000	234,000

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	40,000	51,600

	Miscellaneous - Manufacturing 0.2%
	Danaher Corp. (zero coupon), due 1/22/21	266,000	536,323

	Oil & Gas 0.1%
	Alon USA Energy, Inc. 3.00%, due 9/15/18 (d)	110,000	109,106
	Cobalt International Energy, Inc. 2.625%, due 12/1/19	230,000	243,513
			352,619
	Oil & Gas Services 0.4%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	381,000	509,349
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/5/15 (d)(f)	400,000	622,080
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (d)	60,000	73,125
	Subsea 7 S.A. 3.50%, due 10/13/14	100,000	137,600
			1,342,154
	Pharmaceuticals 0.3%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	55,000	197,725
	Salix Pharmaceuticals, Ltd. 1.50%, due 3/15/19	275,000	338,766
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	295,000	307,353
			843,844
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (d)	250,000	303,594

	Semiconductors 0.3%
	Intel Corp. 3.25%, due 8/1/39	220,000	272,801
	Microchip Technology, Inc. 2.125%, due 12/15/37	230,000	361,531
	Novellus Systems, Inc. 2.625%, due 5/15/41	250,000	397,031
	Rambus, Inc. 1.125%, due 8/15/18 (d)	25,000	25,953
	Xilinx, Inc. 2.625%, due 6/15/17	15,000	24,413
			1,081,729
	Software 0.4%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	165,000	190,678
	Cornerstone OnDemand, Inc. 1.50%, due 7/1/18 (d)	25,000	29,438
	Medidata Solutions, Inc. 1.00%, due 8/1/18 (d)	180,000	201,037
	Netsuite, Inc. 0.25%, due 6/1/18 (d)	155,000	176,603
	Nuance Communications, Inc. 2.75%, due 11/1/31	345,000	350,391
	Salesforce.com, Inc. 0.25%, due 4/1/18 (d)	175,000	188,125
	Workday, Inc. 0.75%, due 7/15/18 (d)	155,000	182,803
			1,319,075
	Telecommunications 0.2%
	Ciena Corp. 4.00%, due 12/15/20	265,000	401,475
	JDS Uniphase Corp. 0.625%, due 8/15/33 (d)	260,000	278,850
			680,325
	Transportation 0.1%
	XPO Logistics, Inc. 4.50%, due 10/1/17	100,000	146,188

	Total Convertible Bonds (Cost $13,131,785)		14,453,335

	Corporate Bonds 79.0%
	Advertising 0.6%
	Lamar Media Corp.
	5.00%, due 5/1/23	1,200,000	1,113,000
	7.875%, due 4/15/18	750,000	800,625
			1,913,625
	Aerospace & Defense 2.0%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	1,200,000	1,272,000
	B/E Aerospace, Inc. 5.25%, due 4/1/22	1,150,000	1,141,375
	Ducommun, Inc. 9.75%, due 7/15/18	520,000	577,200
	TransDigm, Inc.
	7.50%, due 7/15/21 (d)	300,000	322,500
	7.75%, due 12/15/18	1,075,000	1,144,875
	Triumph Group, Inc.
	8.00%, due 11/15/17	900,000	942,750
	8.625%, due 7/15/18	1,100,000	1,193,500
			6,594,200
	Airlines 1.5%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	281,845	298,051
	9.798%, due 10/1/22	670,597	734,304
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	297,390	318,208
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	76,592	83,868
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17	563,000	591,150
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	1,001,516	1,051,592
	U.S. Airways, Inc. Series 2012-1A, Pass Through Trust 5.90%, due 4/1/26	1,875,615	1,960,017
			5,037,190
	Auto Manufacturers 1.8%
¤	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	2,735,000	3,063,200
	Ford Motor Co.
	6.625%, due 10/1/28	51,000	57,550
	7.45%, due 7/16/31	525,000	640,706
	8.90%, due 1/15/32	135,000	171,525
	9.98%, due 2/15/47	133,000	182,511
	Navistar International Corp. 8.25%, due 11/1/21	1,715,000	1,736,437
			5,851,929
	Auto Parts & Equipment 1.7%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	1,450,000	1,512,350
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,650,000	1,843,875
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (d)	2,000,000	1,940,000
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18	187,000	203,830
			5,500,055
	Banks 9.0%
	Banco De Bogota S.A. 5.375%, due 2/19/23 (d)	1,600,000	1,492,000
	Banco Do Brasil S.A. 5.875%, due 1/19/23 (d)	1,500,000	1,410,000
	Banco Santander S.A. 4.125%, due 11/9/22 (d)	1,715,000	1,573,513
¤	Bank of America Corp.
	4.75%, due 5/6/19 (b)	€1,000,000	1,332,558
	5.625%, due 7/1/20	$1,910,000	2,140,000
	7.625%, due 6/1/19	95,000	116,495
	Bank of America N.A. 6.00%, due 10/15/36	1,212,000	1,358,463
	Barclays Bank PLC 5.14%, due 10/14/20	463,000	483,598
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,510,000	1,562,850
	CIT Group, Inc. 4.25%, due 8/15/17	600,000	611,250
	Citigroup, Inc. 3.375%, due 3/1/23	1,225,000	1,165,671
	Discover Bank / Greenwood
	7.00%, due 4/15/20	1,055,000	1,242,854
	8.70%, due 11/18/19	420,000	531,235
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	2,233,000	2,135,324
¤	JPMorgan Chase & Co. 7.90%, due 4/29/49 (b)	2,500,000	2,712,500
¤	LBG Capital No.1 PLC 8.00%, due 12/29/49 (b)(d)	2,349,000	2,455,410
	Mellon Capital III 6.369%, due 9/5/66 (b)	£1,400,000	2,221,132
	Mizuho Capital Investment, Ltd. 14.95%, due 12/29/49 (b)(d)	$248,000	269,544
	Morgan Stanley 4.875%, due 11/1/22	1,931,000	1,932,016
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (d)	1,450,000	1,415,029
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	1,194,000	1,364,541
			29,525,983
	Beverages 0.3%
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (d)	950,000	952,375

	Building Materials 1.9%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,252,000	1,330,250
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (d)	1,400,000	1,505,000
	Masco Corp. 7.125%, due 3/15/20	1,100,000	1,240,250
	Texas Industries, Inc. 9.25%, due 8/15/20	615,000	676,500
	USG Corp.
	6.30%, due 11/15/16	280,000	296,100
	8.375%, due 10/15/18 (d)	500,000	542,500
	9.75%, due 1/15/18	582,000	673,665
			6,264,265
	Chemicals 1.5%
	Ashland, Inc. 4.75%, due 8/15/22	950,000	890,625
	Dow Chemical Co. (The) 8.55%, due 5/15/19	596,000	760,123
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	877,000	907,695
	Huntsman International LLC 8.625%, due 3/15/21	2,040,000	2,264,400
			4,822,843
	Coal 0.8%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	575,000	480,125
	Arch Coal, Inc. 7.25%, due 10/1/20	1,045,000	788,975
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17	763,000	801,150
	Peabody Energy Corp. 7.375%, due 11/1/16	475,000	530,812
			2,601,062
	Commercial Services 2.2%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	960,000	888,000
	8.25%, due 1/15/19	677,000	734,545
	Hertz Corp. (The) 7.375%, due 1/15/21	1,570,000	1,687,750
	Iron Mountain, Inc.
	6.00%, due 8/15/23	600,000	595,500
	7.75%, due 10/1/19	322,000	353,797
	8.375%, due 8/15/21	1,077,000	1,157,775
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,548,000	1,714,410
			7,131,777
	Computers 0.9%
	NCR Corp. 5.00%, due 7/15/22	2,075,000	1,929,750
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19	550,000	561,000
	7.625%, due 11/15/20	325,000	347,750
			2,838,500
	Cosmetics & Personal Care 0.4%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,250,000	1,300,000

	Diversified Financial Services 0.6%
	Ford Holdings LLC 9.30%, due 3/1/30	294,000	399,216
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)	€277,000	373,803
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£185,000	314,711
	Springleaf Finance Corp. 6.00%, due 6/1/20 (d)	$1,000,000	960,000
			2,047,730
	Electric 2.4%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	1,600,000	1,492,000
	Calpine Corp. 7.875%, due 7/31/20 (d)	1,350,000	1,454,625
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (d)	1,494,000	1,676,939
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (e)	795,000	858,439
	NRG Energy, Inc. 8.50%, due 6/15/19	1,405,000	1,506,862
	Puget Energy, Inc. 5.625%, due 7/15/22	585,000	620,672
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	189,000	192,780
			7,802,317
	Engineering & Construction 0.3%
	MasTec, Inc. 4.875%, due 3/15/23	1,190,000	1,115,625

	Entertainment 1.0%
	Isle of Capri Casinos, Inc. 7.75%, due 3/15/19	725,000	761,250
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21 (d)	1,321,000	1,380,445
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20	975,000	1,067,625
			3,209,320
	Finance - Auto Loans 1.0%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,225,000	1,223,530
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	1,584,000	1,969,885
	General Motors Financial Co., Inc. 3.25%, due 5/15/18 (d)	216,000	210,060
			3,403,475
	Finance - Consumer Loans 1.3%
¤	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)	2,350,000	2,397,000
	SLM Corp.
	4.75%, due 3/17/14	€185,000	253,172
	6.25%, due 1/25/16	$92,000	97,980
	7.25%, due 1/25/22	625,000	635,938
	8.00%, due 3/25/20	492,000	531,360
	8.45%, due 6/15/18	250,000	281,875
			4,197,325
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (b)	486,000	515,160
	Discover Financial Services 3.85%, due 11/21/22	300,000	286,225
			801,385
	Finance - Investment Banker/Broker 0.4%
	Jefferies Group LLC
	5.125%, due 1/20/23	552,000	556,335
	6.45%, due 6/8/27	750,000	765,000
			1,321,335
	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 7.75%, due 1/15/16	1,420,000	1,466,150

	Food 2.7%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	1,387,000	1,390,046
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	350,000	355,250
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	1,182,000	1,244,055
	Kerry Group Financial Services 3.20%, due 4/9/23 (d)	2,151,000	1,985,713
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	1,600,000	1,508,000
	Smithfield Foods, Inc.
	6.625%, due 8/15/22	490,000	505,312
	7.75%, due 7/1/17	794,000	903,175
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	1,350,000	1,005,750
			8,897,301
	Forest Products & Paper 0.8%
	Domtar Corp. 10.75%, due 6/1/17	887,000	1,113,415
	International Paper Co. 7.30%, due 11/15/39	157,000	191,593
	MeadWestvaco Corp. 7.375%, due 9/1/19	900,000	1,051,254
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)	185,000	95,275
			2,451,537
	Health Care - Products 1.0%
	Alere, Inc.
	7.25%, due 7/1/18	1,000,000	1,080,000
	8.625%, due 10/1/18	277,000	298,468
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	1,650,000	1,821,187
			3,199,655
	Health Care - Services 1.4%
	CHS / Community Health Systems, Inc. 5.125%, due 8/15/18	2,000,000	2,035,000
¤	HCA, Inc.
	5.875%, due 3/15/22	1,000,000	1,027,500
	7.50%, due 2/15/22	1,350,000	1,481,625
			4,544,125
	Home Builders 2.9%
	Beazer Homes USA, Inc.
	7.25%, due 2/1/23	1,300,000	1,248,000
	8.125%, due 6/15/16	186,000	203,670
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	1,080,000	1,136,700
	KB Home 8.00%, due 3/15/20	1,925,000	2,079,000
	Lennar Corp. 6.95%, due 6/1/18	46,000	50,715
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,072,000	1,106,134
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,320,000	1,452,000
	Standard Pacific Corp.
	8.375%, due 5/15/18	885,000	1,000,050
	8.375%, due 1/15/21	1,100,000	1,237,500
			9,513,769
	Household Products & Wares 1.0%
	ACCO Brands Corp. 6.75%, due 4/30/20	284,000	284,355
	Jarden Corp. 7.50%, due 1/15/20	977,000	1,058,824
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	7.875%, due 8/15/19	475,000	522,500
	8.50%, due 5/15/18	625,000	653,125
	9.875%, due 8/15/19	826,000	896,210
			3,415,014
	Insurance 3.6%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	162,000	165,240
	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€1,300,000	1,683,961
	5.75%, due 3/15/67 (b)	£400,000	618,420
	Series A2 5.75%, due 3/15/67 (b)	50,000	77,303
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)	$1,295,000	1,388,887
	Farmers Exchange Capital 7.20%, due 7/15/48 (d)	137,000	153,416
	ING US, Inc. 2.90%, due 2/15/18	495,000	497,020
	Liberty Mutual Group, Inc.
	7.00%, due 3/7/67 (b)(d)	800,000	812,000
	7.80%, due 3/7/87 (d)	102,000	110,160
	10.75%, due 6/15/88 (b)(d)	987,000	1,455,825
	Lincoln National Corp. 7.00%, due 5/17/66 (b)	1,468,000	1,486,350
	Oil Insurance, Ltd. 3.23%, due 12/29/49 (b)(d)	148,000	133,202
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (d)	1,046,000	1,415,702
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	138,000	147,660
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(d)	129,000	134,830
	XL Group PLC 6.50%, due 12/29/49 (b)	1,516,000	1,451,570
			11,731,546
	Iron & Steel 2.2%
	AK Steel Corp.
	7.625%, due 5/15/20	800,000	672,000
	8.75%, due 12/1/18	1,000,000	1,090,000
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	157,000	164,660
	APERAM 7.375%, due 4/1/16 (d)	1,025,000	1,025,000
	ArcelorMittal 6.75%, due 2/25/22	1,250,000	1,315,625
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	524,000	526,241
	5.90%, due 3/15/20	760,000	781,804
	Severstal OAO Via Steel Capital S.A. 5.90%, due 10/17/22 (d)	1,600,000	1,542,000
			7,117,330
	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	600,000	676,500

	Lodging 2.0%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20	1,987,000	1,868,996
¤	MGM Resorts International
	6.75%, due 10/1/20	1,194,000	1,253,700
	8.625%, due 2/1/19	475,000	546,250
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	185,000	218,282
	7.15%, due 12/1/19	1,334,000	1,627,320
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	900,000	1,010,250
			6,524,798
	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	800,000	866,000

	Media 2.4%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	222,000	235,043
	7.25%, due 10/30/17	500,000	529,375
¤	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	2,000,000	1,520,000
	9.00%, due 3/1/21	1,080,000	1,044,900
	Clear Channel Worldwide Holdings, Inc. 7.625%, due 3/15/20	1,492,000	1,540,490
	COX Communications, Inc. 6.95%, due 6/1/38 (d)	509,000	532,276
	DISH DBS Corp.
	6.75%, due 6/1/21	1,400,000	1,471,750
	7.125%, due 2/1/16	185,000	203,269
	Time Warner Cable, Inc. 8.75%, due 2/14/19	740,000	870,614
			7,947,717
	Metal Fabricate & Hardware 0.1%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	406,000	446,600

	Mining 2.4%
	Aleris International, Inc.
	7.625%, due 2/15/18	545,000	569,525
	7.875%, due 11/1/20	621,000	641,182
	FMG Resources August 2006 Pty, Ltd.
	6.875%, due 2/1/18 (d)	400,000	418,000
	8.25%, due 11/1/19 (d)	1,000,000	1,077,500
	Novelis, Inc.
	8.375%, due 12/15/17	766,000	821,535
	8.75%, due 12/15/20	1,302,000	1,428,945
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,000,000	1,297,679
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	1,420,000	1,434,200
			7,688,566
	Miscellaneous - Manufacturing 0.2%
	GE Capital Trust I 6.375%, due 11/15/67 (b)	475,000	502,906
	Polypore International, Inc. 7.50%, due 11/15/17	285,000	302,100
			805,006
	Office Furnishings 0.4%
	Interface, Inc. 7.625%, due 12/1/18	1,164,000	1,262,940

	Oil & Gas 5.9%
	Berry Petroleum Co. 6.75%, due 11/1/20	752,000	765,160
	Chesapeake Energy Corp.
	5.375%, due 6/15/21	650,000	648,375
	6.625%, due 8/15/20 (g)	1,055,000	1,134,125
	Concho Resources, Inc.
	5.50%, due 4/1/23	700,000	691,250
	6.50%, due 1/15/22	500,000	536,250
	7.00%, due 1/15/21	623,000	682,185
	Denbury Resources, Inc.
	6.375%, due 8/15/21	185,000	196,563
	8.25%, due 2/15/20	525,000	576,187
	ENI S.p.A. 4.15%, due 10/1/20 (d)	1,280,000	1,302,968
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	1,325,000	1,490,625
	Frontier Oil Corp. 6.875%, due 11/15/18	129,000	138,675
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (d)	277,000	296,390
	8.00%, due 2/15/20 (d)	700,000	756,000
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	850,000	816,000
	7.75%, due 2/1/21	185,000	185,925
	8.625%, due 4/15/20	425,000	439,344
	Murphy Oil USA, Inc. 6.00%, due 8/15/23 (d)	1,898,000	1,888,510
	Petrobras International Finance Co. 5.375%, due 1/27/21	1,165,000	1,170,342
	Precision Drilling Corp.
	6.50%, due 12/15/21	487,000	508,915
	6.625%, due 11/15/20	882,000	932,715
	Samson Investment Co. 10.25%, due 2/15/20 (d)	1,300,000	1,378,000
	SM Energy Co. 5.00%, due 1/15/24 (d)	1,300,000	1,196,000
	Swift Energy Co.
	7.125%, due 6/1/17	500,000	507,500
	8.875%, due 1/15/20	1,042,000	1,073,260
			19,311,264
	Oil & Gas Services 1.6%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	1,825,000	1,843,250
	CGG
	6.50%, due 6/1/21	200,000	204,000
	9.50%, due 5/15/16	385,000	404,731
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	293,000	310,580
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21	2,325,000	2,226,188
	5.875%, due 4/1/20	84,000	84,840
			5,073,589
	Packaging & Containers 0.3%
	Sealed Air Corp. 8.125%, due 9/15/19 (d)	935,000	1,042,525

	Pharmaceuticals 0.5%
	VPII Escrow Corp. 7.50%, due 7/15/21 (d)	1,500,000	1,616,250

	Pipelines 4.0%
	Access Midstream Partners, L.P. / ACMP Finance Corp.
	4.875%, due 5/15/23	490,000	460,600
	5.875%, due 4/15/21	1,500,000	1,541,250
	Atlas Pipeline Escrow LLC 6.625%, due 10/1/20 (d)	1,350,000	1,377,000
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,100,000	1,177,000
	Energy Transfer Partners, L.P.
	4.65%, due 6/1/21	860,000	882,972
	7.60%, due 2/1/24 (d)	383,000	464,216
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	752,000	812,160
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	463,000	561,745
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,050,000	1,128,750
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	818,000	842,907
¤	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.25%, due 5/1/23 (d)	950,000	931,000
	6.375%, due 8/1/22	861,000	895,440
	7.875%, due 10/15/18	800,000	864,000
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	1,350,000	1,219,235
			13,158,275
	Real Estate Investment Trusts 0.9%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	277,000	290,850
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	329,000	304,537
	5.875%, due 6/15/19	1,200,000	1,295,650
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20	991,000	944,496
			2,835,533
	Retail 2.1%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	950,000	988,000
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,360,000	1,407,600
	6.50%, due 5/20/21	168,000	173,040
	AutoNation, Inc. 6.75%, due 4/15/18	830,000	938,937
	CVS Caremark Corp. 4.75%, due 5/18/20	1,305,000	1,445,610
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,300,000	1,288,828
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18	428,000	457,960
			6,699,975
	Semiconductors 0.4%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (d)	325,000	309,562
	9.25%, due 4/15/18 (d)	1,066,000	1,153,945
			1,463,507
	Software 1.5%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	1,014,000	1,120,548
¤	First Data Corp.
	7.375%, due 6/15/19 (d)	2,042,000	2,149,205
	8.875%, due 8/15/20 (d)	320,000	352,800
	10.625%, due 6/15/21 (d)	1,199,000	1,216,985
			4,839,538
	Telecommunications 4.6%
	CC Holdings GS V LLC / Crown Castle GS III Corp. 2.381%, due 12/15/17	1,523,000	1,501,440
	CommScope, Inc. 8.25%, due 1/15/19 (d)	1,720,000	1,879,100
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (d)	1,100,000	1,136,317
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,398,000	1,506,345
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (d)	779,000	806,265
	8.125%, due 6/1/23 (d)	472,000	497,960
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	314,000	339,513
	SBA Tower Trust 4.254%, due 4/15/40 (d)	1,420,000	1,446,608
	Sprint Capital Corp.
	6.90%, due 5/1/19	738,000	758,295
	8.75%, due 3/15/32	1,330,000	1,351,613
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	1,781,000	1,707,938
	5.462%, due 2/16/21	279,000	285,685
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,722,000	1,845,615
			15,062,694
	Transportation 1.4%
	CHC Helicopter S.A. 9.25%, due 10/15/20	1,883,000	2,005,395
	PHI, Inc. 8.625%, due 10/15/18	1,451,000	1,528,991
	Ukraine Railways Via Shortline PLC 9.50%, due 5/21/18 (d)	1,175,000	940,000
			4,474,386
	Total Corporate Bonds (Cost $256,347,613)		258,364,406

	Foreign Bonds 2.2%
	Luxembourg 0.5%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (b)	€1,225,000	1,625,423

	Portugal 0.3%
	Portugal Obrigacoes do Tesouro OT 4.95%, due 10/25/23 (d)	700,000	821,992

	United Kingdom 1.4%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£401,000	843,915
	Canada Square Operations Ltd. 7.50%, due 5/29/49 (b)	1,127,000	1,797,134
	Rexam PLC 6.75%, due 6/29/67 (b)	€222,000	312,346
	Santander UK PLC 4.814%, due 9/28/49 (b)	£1,150,000	1,656,945
			4,610,340
	Total Foreign Bonds (Cost $6,526,358)		7,057,755

	Foreign Government Bonds 0.0%‡
	El Salvador 0.0%‡
	Republic of El Salvador
	7.65%, due 6/15/35	$37,000	37,555
	8.25%, due 4/10/32 (d)	37,000	39,867
			77,422
	Total Foreign Government Bonds (Cost $78,206)		77,422

	Loan Assignments & Participations 4.6% (h)
	Airlines 0.1%
	United Airlines, Inc. New Term Loan B 4.00%, due 4/1/19	422,875	424,567

	Building Materials 0.2%
	Quikrete Holdings, Inc. 2nd Lien Term Loan (zero coupon), due 3/26/21	500,000	507,709

	Chemicals 0.9%
	Ascend Performance Materials LLC Term Loan B 6.75%, due 4/10/18	1,625,250	1,537,893
	Axalta Coating Systems US Holdings, Inc. Term Loan 4.75%, due 2/3/20	497,500	498,477
	PQ Corp. Term Loan 4.50%, due 8/7/17	992,500	996,842
			3,033,212
	Commercial Services 0.3%
	KAR Auction Services, Inc. Term Loan B 3.75%, due 5/19/17	958,439	959,937

	Diversified Financial Services 0.0%‡
	Springleaf Financial Funding Co. Term Loan 5.50%, due 5/10/17	146,667	146,667

	Electric 0.2%
	NRG Energy, Inc. Refi Term Loan B 2.75%, due 7/2/18	696,500	691,276

	Food 0.5%
	H.J. Heinz Co. Term Loan B2 3.50%, due 6/5/20	1,496,250	1,500,365

	Lodging 0.1%
¤	MGM Resorts International Term Loan B 3.50%, due 12/20/19	496,250	493,503

	Media 0.3%
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	1,000,000	994,028

	Mining 0.6%
	FMG Resources (August 2006) Pty, Ltd. Term Loan 5.25%, due 10/18/17	495,000	496,463
	Noranda Aluminum Acquisition Corp. New Term Loan B 5.75%, due 2/28/19	1,591,919	1,492,424
			1,988,887
	Oil & Gas 0.5%
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19	1,650,000	1,581,937

	Pharmaceuticals 0.4%
	Valeant Pharmaceuticals International, Inc. Term Loan E 4.50%, due 8/5/20	1,290,250	1,297,911

	Retail 0.3%
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.00%, due 5/16/18	950,428	947,854

	Telecommunications 0.2%
	Alcatel-Lucent USA, Inc. USD Term Loan C 5.75%, due 1/30/19	496,250	498,820

	Total Loan Assignments & Participations (Cost $15,195,294)		15,066,673

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.983%, due 11/25/35 (i)	83,351	70,953
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)	33,637	30,719
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.346%, due 11/25/36 (i)	45,091	37,394
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.613%, due 7/25/36 (i)	55,183	52,112
	Total Mortgage-Backed Securities (Cost $187,524)		191,178

	Yankee Bond 0.3% (j)
	Banks 0.3%
	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	970,000	977,197

	Total Yankee Bond (Cost $974,713)		977,197

	Total Long-Term Bonds (Cost $295,191,164)		298,584,671

		Shares	Value
	Common Stocks 0.5%
	Auto Manufacturers 0.2%
	General Motors Co. (k)	20,270	729,112

	Banks 0.3%
	Citigroup, Inc.	16,000	776,160

	Building Materials 0.0%‡
	U.S. Concrete, Inc. (k)(l)	4,440	89,066

	Insurance 0.0%‡
	MetLife, Inc.	— (m)	4

	Total Common Stocks (Cost $1,315,333)		1,594,342

	Convertible Preferred Stocks 1.1%
	Aerospace & Defense 0.1%
	United Technologies Corp. 7.50%	6,400	414,656

	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	4,850	243,228

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.88%	5,100	324,768

	Banks 0.3%
¤	Bank of America Corp. 7.25% Series L	400	432,000
	Wells Fargo & Co. 7.50% Series L	400	455,004
			887,004
	Food 0.0%‡
	Post Holdings, Inc. (d) 3.75%	1,000	102,435

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,800	383,628

	Insurance 0.2%
	Maiden Holdings, Ltd. (k) 7.25%	1,300	64,506
	MetLife, Inc. 5.00%	13,625	390,492
			454,998
	Iron & Steel 0.2%
	ArcelorMittal 6.00%	36,000	773,640

	Oil & Gas 0.0%‡
	Sanchez Energy Corp. (d) 4.88%	1,500	99,073

	Total Convertible Preferred Stocks (Cost $3,493,790)		3,683,430

		Number of Warrants	Value
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (k)	7,425	196,168
	Strike Price $18.33 Expires 7/10/19 (k)	7,425	138,105
	Total Warrants (Cost $299,155)		334,273

		Principal Amount	Value
	Short-Term Investment 5.8%
	Repurchase Agreement 5.8%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $19,024,288 (Collateralized by a Federal National Mortgage Association security with a rate of 2.14% and a maturity date of 11/7/22, with a Principal Amount of $20,865,000 and a Market Value of $19,405,931)	$19,024,288	19,024,288

	Total Short-Term Investment (Cost $19,024,288)		19,024,288

	Total Investments (Cost $319,323,730) (p)	98.8%	323,221,004
	Other Assets, Less Liabilities	1.2	3,762,402
	Net Assets	100.0%	$326,983,406

		Contracts Short	Unrealized Appreciation (Depreciation)(n)
	Futures Contracts (0.6%)

	United States Treasury Note December 2013 (10 Year) (o)	(150)	$(375,375)
	United States Treasury Note December 2013 (2 Year) (o)	(520)	(301,926)
	United States Treasury Note December 2013 (5 Year) (o)	(735)	(1,150,275)
	Total Futures Contracts Short (Settlement Value $222,466,172)		(1,827,576)
	Total Futures Contracts (Settlement Value $222,466,172)		(1,827,576)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of September 30, 2013.
(c)	Subprime mortgage investment or other asset-backed security. The total market value of these securities as of September 30, 2013 is $1,432,673, which represents 0.4% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon - Rate shown is the rate in effect as of September 30, 2013.
(f)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 0.2% of the Portfolio's net assets.
(g)	Security, or a portion thereof, is maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of September 30, 2013.
(i)	Collateral strip rate - A bond whose interest is based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of September 30, 2013.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Non-income producing security.
(l)	Illiquid security - The total market value of these securities as of September 30, 2013 is $89,066, which represents less than one-tenth of a percent of the Portfolio's net assets.
(m)	Less than one share.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2013.
(o)	At September 30, 2013, cash in the amount of $1,012,750 is on deposit with broker for futures transactions.
(p)	As of September 30, 2013, cost is $319,336,463 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,990,968
Gross unrealized depreciation	(6,106,427)
Net unrealized appreciation	$3,884,541

The following abbreviations are used in the above portfolio:
£	- British Pound Sterling
€	- Euro

As of September 30, 2013, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	12/17/13	JPMorgan Chase Bank	EUR	4,817,000	USD	6,424,191	USD	(93,783)
Pound Sterling vs. U.S. Dollar	12/17/13	JPMorgan Chase Bank	GBP	4,747,000	USD	7,541,919		(138,733)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(232,516)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,396,705	$—	$2,396,705
Convertible Bond	—	14,453,335	—	14,453,335
Corporate Bonds	—	258,364,406	—	258,364,406
Foreign Bonds	—	7,057,755	—	7,057,755
Foreign Government Bonds	—	77,422	—	77,422
Loan Assignments & Participations	—	15,066,673	—	15,066,673
Mortgage-Backed Securities	—	191,178	—	191,178
Yankee Bond	—	977,197	—	977,197
Total Long-Term Bonds	—	298,584,671	—	298,584,671
Common Stocks	1,594,342	—	—	1,594,342
Convertible Preferred Stocks	3,481,922	201,508	—	3,683,430
Warrants	334,273	—	—	334,273
Short-Term Investment
Repurchase Agreement	—	19,024,288	—	19,024,288
Total Investments in Securities	$5,410,537	$317,810,467	$—	$323,221,004

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(232,516)	$—	$(232,516)
Futures Contracts Short (b)	(1,827,576)	—	—	(1,827,576)
Total Other Financial Instruments	$(1,827,576)	$(232,516)	$—	$(2,060,092)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

During the period ended September 30, 2013, securities with a total value of $73,826 transferred from Level 1 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of September 30, 2013. As of December 31, 2012, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Aerospace & Defense 2.7%
	Curtiss-Wright Corp.	108,300	$5,085,768
	Hexcel Corp. (a)	116,310	4,512,828
			9,598,596
	Auto Components 1.5%
	Dana Holding Corp.	84,500	1,929,980
	Visteon Corp. (a)	46,800	3,539,952
			5,469,932
	Biotechnology 1.6%
¤	Alkermes PLC (a)	173,809	5,843,459

	Building Products 3.0%
¤	Armstrong World Industries, Inc. (a)	113,760	6,252,249
	Simpson Manufacturing Co., Inc.	138,510	4,511,271
			10,763,520
	Capital Markets 2.1%
	Diamond Hill Investment Group, Inc.	34,500	3,689,775
	Waddell & Reed Financial, Inc. Class A	74,700	3,845,556
			7,535,331
	Chemicals 3.3%
	Chemtura Corp. (a)	194,700	4,476,153
	Flotek Industries, Inc. (a)	200,720	4,616,560
	Innophos Holdings, Inc.	52,090	2,749,310
			11,842,023
	Commercial Banks 8.6%
	Bank of Hawaii Corp.	91,900	5,003,955
¤	BankUnited, Inc.	204,250	6,370,557
	CVB Financial Corp.	267,647	3,618,587
	Investors Bancorp, Inc.	259,500	5,677,860
	Sterling Financial Corp.	71,400	2,045,610
	Texas Capital Bancshares, Inc. (a)	77,050	3,541,989
	ViewPoint Financial Group, Inc.	212,300	4,388,241
			30,646,799
	Commercial Services & Supplies 2.6%
	Herman Miller, Inc.	184,760	5,391,297
	Waste Connections, Inc.	83,100	3,773,571
			9,164,868
	Communications Equipment 1.8%
¤	Harmonic, Inc. (a)	821,923	6,320,588

	Computers & Peripherals 0.5%
	Diebold, Inc.	67,013	1,967,502

	Construction Materials 0.5%
	United States Lime & Minerals, Inc. (a)	31,550	1,848,830

	Containers & Packaging 1.5%
	Silgan Holdings, Inc.	113,160	5,318,520

	Diversified Consumer Services 1.2%
	Service Corp. International	223,750	4,166,225

	Diversified Financial Services 0.7%
	CBOE Holdings, Inc.	54,230	2,452,823

	Diversified Telecommunication Services 1.0%
	Lumos Networks Corp.	162,350	3,518,125

	Electric Utilities 3.4%
	Cleco Corp.	99,252	4,450,460
	Great Plains Energy, Inc.	195,700	4,344,540
	Westar Energy, Inc.	114,350	3,504,827
			12,299,827
	Electronic Equipment & Instruments 2.3%
	National Instruments Corp.	140,094	4,333,107
	OSI Systems, Inc. (a)	54,050	4,025,104
			8,358,211
	Energy Equipment & Services 1.2%
	Dril-Quip, Inc. (a)	38,031	4,364,057

	Food & Staples Retailing 1.4%
	Spartan Stores, Inc.	229,807	5,069,542

	Food Products 1.1%
	TreeHouse Foods, Inc. (a)	57,350	3,832,701

	Health Care Equipment & Supplies 8.0%
	Alere, Inc. (a)	65,750	2,009,977
	Greatbatch, Inc. (a)	56,800	1,932,904
	Haemonetics Corp. (a)	107,350	4,281,118
	Integra LifeSciences Holdings Corp. (a)	137,160	5,520,690
	Sirona Dental Systems, Inc. (a)	61,484	4,115,124
	Teleflex, Inc.	69,500	5,718,460
	Wright Medical Group, Inc. (a)	198,635	5,180,401
			28,758,674
	Health Care Providers & Services 4.5%
	Bio-Reference Laboratories, Inc. (a)	169,655	5,069,291
	U.S. Physical Therapy, Inc.	122,291	3,800,804
¤	WellCare Health Plans, Inc. (a)	105,190	7,335,951
			16,206,046
	Hotels, Restaurants & Leisure 4.7%
¤	Brinker International, Inc.	160,715	6,513,779
	Life Time Fitness, Inc. (a)	101,850	5,242,220
	Monarch Casino & Resort, Inc. (a)	186,684	3,543,262
	Papa John's International, Inc.	19,710	1,377,335
			16,676,596
	Household Durables 0.9%
	M/I Homes, Inc. (a)	165,500	3,412,610

	IT Services 3.2%
	Euronet Worldwide, Inc. (a)	118,250	4,706,350
	Forrester Research, Inc.	123,835	4,552,175
	NeuStar, Inc. Class A (a)	46,450	2,298,346
			11,556,871
	Machinery 8.0%
	Actuant Corp. Class A	46,600	1,809,944
	Harsco Corp.	183,950	4,580,355
	Kennametal, Inc.	57,181	2,607,454
¤	Mueller Industries, Inc.	122,659	6,828,427
	Mueller Water Products, Inc. Class A	503,550	4,023,364
	Wabtec Corp.	42,104	2,647,078
¤	Woodward, Inc.	147,500	6,022,425
			28,519,047
	Metals & Mining 0.1%
	Haynes International, Inc.	5,292	239,886

	Multi-Utilities 1.5%
	Vectren Corp.	158,200	5,275,970

	Paper & Forest Products 1.4%
	KapStone Paper and Packaging Corp.	114,120	4,884,336

	Pharmaceuticals 1.5%
	Endo Health Solutions, Inc. (a)	122,100	5,548,224

	Professional Services 0.6%
	Resources Connection, Inc.	163,250	2,215,303

	Real Estate Investment Trusts 0.8%
	Tanger Factory Outlet Centers, Inc.	91,700	2,994,005

	Road & Rail 2.4%
	Con-way, Inc.	88,750	3,824,238
	Genesee & Wyoming, Inc. Class A (a)	50,166	4,663,933
			8,488,171
	Semiconductors & Semiconductor Equipment 3.0%
	Cypress Semiconductor Corp. (a)	378,440	3,534,630
	Teradyne, Inc. (a)	184,150	3,042,158
	Veeco Instruments, Inc. (a)	113,370	4,220,765
			10,797,553
	Software 1.3%
	Rovi Corp. (a)	244,850	4,693,774

	Specialty Retail 5.9%
	American Eagle Outfitters, Inc.	288,860	4,041,151
	Big 5 Sporting Goods Corp.	181,400	2,916,912
	CST Brands, Inc.	137,900	4,109,420
	Express, Inc. (a)	225,700	5,324,263
	JoS. A. Bank Clothiers, Inc. (a)	106,934	4,700,819
			21,092,565
	Textiles, Apparel & Luxury Goods 3.3%
	G-III Apparel Group, Ltd. (a)	32,380	1,767,624
¤	Iconix Brand Group, Inc. (a)	208,750	6,934,675
	Perry Ellis International, Inc.	158,200	2,980,488
			11,682,787
	Thrifts & Mortgage Finance 3.0%
	Brookline Bancorp, Inc.	489,520	4,606,383
	Capitol Federal Financial, Inc.	364,210	4,527,130
	Trustco Bank Corp.	289,990	1,728,341
			10,861,854
	Trading Companies & Distributors 0.8%
	Titan Machinery, Inc. (a)	175,560	2,821,249

	Total Common Stocks (Cost $285,382,714)		347,107,000

	Exchange Traded Fund 2.5% (b)
¤	iShares Russell 2000 Value Index Fund	97,870	8,968,807

	Total Exchange Traded Fund (Cost $8,098,401)		8,968,807

		Principal Amount	Value
	Short-Term Investment 0.6%
	Repurchase Agreement 0.6%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $2,236,856 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $2,450,000 and a Market Value of $2,284,944)	$2,236,856	2,236,856
	Total Short-Term Investment (Cost $2,236,856)		2,236,856
	Total Investments (Cost $295,717,971) (c)	100.0%	358,312,663
	Other Assets, Less Liabilities	(0.0)‡	(100,619)
	Net Assets	100.0%	$358,212,044

‡	Less than one-tenth of a percent.
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2013, cost is $296,010,725 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$67,938,923
Gross unrealized depreciation	(5,636,985)
Net unrealized appreciation	$62,301,938

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$347,107,000	$—	$—	$347,107,000
Exchange Traded Fund	8,968,807	—	—	8,968,807
Short-Term Investment
Repurchase Agreement	—	2,236,856	—	2,236,856
Total Investments in Securities	$356,075,807	$2,236,856	$—	$358,312,663

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended September 30, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Van Eck Global Hard Assets Portfolio

Portfolio of Investments September 30, 2013 (Unaudited)

		Shares	Value
	Common Stocks 94.7% †
	Canada 7.4%
	Agrium, Inc. (Chemicals)	69,700	$5,856,891
	Eldorado Gold Corp. (Metals & Mining)	575,500	3,861,605
¤	First Quantum Minerals, Ltd. (Metals & Mining)	1,038,100	19,329,895
	Goldcorp, Inc. (Metals & Mining)	246,000	6,398,460
	Kinross Gold Corp. (Metals & Mining)	612,800	3,094,640
	New Gold, Inc. (Metals & Mining) (a)	807,900	4,831,242
			43,372,733
	Monaco 0.4%
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	227,500	2,220,400

	Norway 1.0%
	Seadrill, Ltd. (Energy Equipment & Services)	132,800	5,986,624

	Switzerland 5.4%
¤	Glencore Xstrata PLC (Metals & Mining)	5,830,030	31,778,558

	United Kingdom 4.1%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	4,204,500	9,413,624
	African Minerals, Ltd. (Metals & Mining) (a)	404,000	1,471,581
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	1,150,000	6,214,475
	Randgold Resources, Ltd., ADR (Metals & Mining)	99,300	7,102,929
			24,202,609
	United States 76.4%
	Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	136,400	812,944
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	288,200	26,799,718
	Archer-Daniels-Midland Co. (Food Products)	94,500	3,481,380
	Atwood Oceanics, Inc. (Energy Equipment & Services) (a)	205,100	11,288,704
	Cameron International Corp. (Energy Equipment & Services) (a)	293,400	17,125,758
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	300,200	28,939,280
	Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	162,500	2,383,875
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	248,300	27,017,523
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	329,500	11,087,675
	Cummins, Inc. (Machinery)	67,700	8,995,299
	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	194,400	4,099,896
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	88,200	5,496,624
	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	161,049	6,867,129
	Dril-Quip, Inc. (Energy Equipment & Services) (a)	109,000	12,507,750
	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	94,600	16,013,888
	Green Plains Renewable Energy, Inc. (Oil, Gas & Consumable Fuels)	34,900	560,145
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	53,000	3,410,020
	Halcon Resources Corp. (Oil, Gas & Consumable Fuels) (a)	745,100	3,300,793
¤	Halliburton Co. (Energy Equipment & Services)	535,800	25,798,770
	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	301,400	12,691,954
	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	72,300	4,206,414
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	555,200	9,765,968
¤	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	738,000	25,741,440
	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	157,900	10,156,128
	National Oilwell Varco, Inc. (Energy Equipment & Services)	218,800	17,090,468
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	282,100	7,721,077
	Newmont Mining Corp. (Metals & Mining)	291,100	8,179,910
	Noble Corp. (Energy Equipment & Services)	203,100	7,671,087
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	169,700	15,873,738
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	178,300	33,663,040
¤	Schlumberger, Ltd. (Energy Equipment & Services)	327,200	28,911,392
¤	SM Energy Co. (Oil, Gas & Consumable Fuels)	243,700	18,811,203
	Steel Dynamics, Inc. (Metals & Mining)	262,800	4,391,388
	Superior Energy Services, Inc. (Energy Equipment & Services) (a)	272,300	6,818,392
	Tesoro Corp. (Oil, Gas & Consumable Fuels)	155,700	6,847,686
	United States Steel Corp. (Metals & Mining)	212,100	4,367,139
	Weatherford International, Ltd. (Energy Equipment & Services) (a)	413,000	6,331,290
	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	77,508	4,638,854
			449,865,739
	Total Common Stocks (Cost $546,923,608)		557,426,663

	Exchange Traded Fund 0.9% (b)
	United States 0.9%
	SPDR Gold Shares (Capital Markets) (a)	42,800	5,485,676

	Total Exchange Traded Fund (Cost $7,147,852)		5,485,676

		Number of Warrants
	Warrants 0.0%‡
	Canada 0.0%‡
	Kinross Gold Corp. Strike Price $21.30 Expires 9/17/14 (Metals & Mining) (a)	34,300	1,998

	Total Warrants (Cost $36,859)		1,998

		Principal Amount
	Short-Term Investment 4.5%
	Repurchase Agreement 4.5%
	United States 4.5%
	State Street Bank and Trust Co. 0.00%, dated 9/30/13 due 10/1/13 Proceeds at Maturity $26,432,809 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $28,910,000 and a Market Value of $26,962,333) (Capital Markets)	$26,432,809	26,432,809

	Total Short-Term Investment (Cost $26,432,809)		26,432,809

	Total Investments (Cost $580,541,128) (c)	100.1%	589,347,146
	Other Assets, Less Liabilities	(0.1)	(378,599)
	Net Assets	100.0%	$588,968,547

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of September 30, 2013, cost is $581,410,039 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$65,872,878
Gross unrealized depreciation	(57,935,771)
Net unrealized appreciation	$7,937,107

The following abbreviations are used in the above portfolio:
ADR	- American Depositary Receipt
SPDR	- Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013, for valuing the Portfolio's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$557,426,663	$—	$—	$557,426,663
Exchange Traded Fund	5,485,676	—	—	5,485,676
Warrants	1,998	—	—	1,998
Short-Term Investment
Repurchase Agreement	—	26,432,809	—	26,432,809
Total Investments in Securities	$562,914,337	$26,432,809	$—	$589,347,146

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of September 30, 2013, foreign equity securities with a total value of $16,325,652 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of September 30, 2013 for these securities are based on quoted prices in active markets for identical investments.

As of September 30, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2013 unaudited

SECURITIES VALUATION.

MainStay VP Funds Trust (the “Trust”) is comprised of twenty-nine separate series (each a "Portfolio" and collectively, the "Portfolios"). Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of the Trust has adopted procedures for the valuation of each Portfolio's securities and has delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of each Portfolio (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolios assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Portfolio.

To assess the appropriateness of security valuations, the Manager or the Portfolios' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

• Level 3—significant unobservable inputs (including each Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2013, for each Portfolio's investments is included at the end of each Portfolio's respective Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Portfolios may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market values cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended September 30, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisor(s) reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of September 30, 2013, the Balanced, Bond, Convertible, DFA / DuPont Capital Emerging Markets Equity, High Yield Corporate Bond, Income Builder, Marketfield and MFS® Utilities Portfolios held securities with values of $4,567,358, $56,266,907, $234, $59,817, $42,572,731, $58,519, $102,870 and $2,191,984, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios principally trade, and the time at which the Portfolios' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Portfolio’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of September 30, 2013, certain foreign equity securities held by certain Portfolios were not fair valued in such a manner.

The VP Asset Allocation Portfolios are "funds-of-funds", meaning that they seek to achieve their investment objectives by investing primarily in other MainStay VP Portfolios as well as funds of The MainStay Funds and MainStay Funds Trust (the "Underlying Portfolios/Funds"). Investments in the Underlying Portfolios/Funds are valued at their NAV at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Portfolios' Manager, in consultation with the Portfolios' Subadvisor(s), if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Manager, in consultation with the Portfolios' Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Securities held by the Cash Management Portfolio are valued at their amortized cost in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of September 30, 2013, the Floating Rate and High Yield Corporate Bond Portfolios held securities with a value of $5,351,625 and $31,593,231, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the tables below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Balanced

Asset Class	Fair Value at 9/30/13	Valuation Technique	Unobservable Inputs	Range

Asset-Backed Securities (13 positions)	$4,567,358	Market Approach	Offered Quotes	$98.25 - $100.32

Bond

Asset Class	Fair Value at 9/30/13	Valuation Technique	Unobservable Inputs	Range

Asset-Backed Securities (13 positions)	$56,266,907	Market Approach	Offered Quotes	$98.25 - $100.32

Floating Rate

Asset Class	Fair Value at 9/30/13	Valuation Technique	Unobservable Inputs	Range
Floating Rate Loans (14 positions)	29,130,981	Market Approach	Offered Quotes	$98.00 – $102.50
Foreign Floating Rate Loan (1 position)	2,462,250	Market Approach	Offered Quote	$100.50
	$31,593,231

High Yield Corporate Bond

Asset Class	Fair Value at 9/30/13	Valuation Technique	Unobservable Inputs	Range

Convertible Bonds (3 positions)	2,300,582	Income/Market Approach	Estimated Recovery Rate	$0.00 - $0.01
			Liquidity Discount	20%
			Discount Rate	9%
Corporate Bonds (4 positions)	10,680,914	Income/Market Approach	Estimated Remaining Cash/Collateral	$324M
			Liquidity Discount	15%
			Discount Rate	30%
			Distribution Percentage	73%
			EBITDA Multiple	12
			Probability of Success	20%
			Acquisition Price	$100
Loan Assignments & Participations (2 positions)	27,164,268	Market Approach
			Offered Quotes	$100.00 - $100.50
Common Stocks (2 positions)	2,426,960	Income/Market Approach	Liquidity Discount	10% - 20%
			EBITDA Multiple	5.5
Warrants (2 positions)	7	Income Approach	Probability of Liquidity Event	0%
	$40,145,771

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) determine the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 26, 2013

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	November 26, 2013